UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

1999 Avenue of the Stars, Los Angeles, CA 90067-6022

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

        Date of reporting period: December 31, 2015

Item 1.    Reports to Stockholders

This filing is on behalf of five of the forty three Investment Company Series of SunAmerica Series Trust. Also, attached to this filing are the financial statements with regard to the five Master Funds of the American Funds Insurance Series®.

SUNAMERICA SERIES TRUST

ANNUAL REPORT

DECEMBER 31, 2015

SUNAMERICA SERIES TRUST

SHAREHOLDER LETTER

Dear SunAmerica Series Trust Investor

We are pleased to present the SunAmerica Series Trust annual report, which contains the investment portfolio information and the financial statements of the Trust portfolios that invest exclusively in shares of corresponding funds (“Master Funds”) of the American Funds Insurance Series (“AFIS”).

If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

John T. Genoy

President

SunAmerica Series Trust

Note: All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks. The Portfolios are indirectly exposed to these risks through their investments in the master funds. Investments in growth stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments in non-U.S. stocks and bonds may be subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Investments in lower rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

There can be no assurance that the Portfolios will meet their investment objectives. The master funds’ asset allocation may result in underperformance relative to benchmarks and other funds with similar objectives.

A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus. For a full description of the master funds, please consult the prospectus for the relevant underlying master fund.

Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

• Not FDIC or NCUA/NCUSIF Insured

• May Lose Value • No Bank of Credit Union Guarantee

• Not a Deposit • Not insured by any Federal Government Agency

1

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE December 31, 2015

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the SunAmerica Series Trust (the “Trust”), you incur ongoing costs, including management fees; service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at July 1, 2015 and held until December 31, 2015. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust‘s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended December 31, 2015”, to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended December 31, 2015” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended December 31, 2015” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio‘s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio‘s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended December 31, 2015” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended December 31, 2015” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

2

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) December 31, 2015

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at July 1, 2015	Ending Account Value Using Actual Return at December 31, 2015	Expenses Paid During the Six Months Ended December 31, 2015*	Beginning Account Value at July 1, 2015	Ending Account Value Using a Hypothetical 5% Assumed Return at December 31, 2015	Expenses Paid During the Six Months Ended December 31, 2015*	Annualized Expense Ratio*
VCPSM Managed Asset Allocation SAST Class 3#@	$1,000.00	$986.28	$2.65	$1,000.00	$1,022.53	$2.70	0.53%
American Funds Growth SAST Class 3#@	$1,000.00	$1,007.49	$2.73	$1,000.00	$1,022.48	$2.75	0.54%
American Funds Global Growth SAST Class 3#@	$1,000.00	$988.61	$2.66	$1,000.00	$1,022.53	$2.70	0.53%
American Funds Growth-Income SAST Class 3#@	$1,000.00	$983.82	$2.70	$1,000.00	$1,022.48	$2.75	0.54%
American Funds Asset Allocation SAST Class 3#@	$1,000.00	$1,003.09	$2.78	$1,000.00	$1,022.43	$2.80	0.55%

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days divided by 365 (to reflect the one-half year period). These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.
#	During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2015” and “Annualized Expense Ratios” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2015” and the “Annualized Expense Ratio” would have been lower.
@	Does not include the expenses of the underlying Funds of the American Funds Insurance Series (“Master Funds”) that the Portfolios bear indirectly. If these indirect expenses had been included, the “Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2015” and the “Annualized Expense Ratios” would have been higher and the “Actual/Hypothetical Ending Account Value” would have been lower.

3

SunAmerica Series Trust VCPSM Managed Asset Allocation SAST Portfolio

PORTFOLIO PROFILE — December 31, 2015 — (unaudited)

Industry Allocation*

Asset Allocation Investment Companies	100.0%

*	Calculated as a percentage of net assets.

4

SunAmerica Series Trust VCPSM Managed Asset Allocation SAST Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2015

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.0%
Asset Allocation Investment Companies — 100.0%
American Funds Insurance Series® — Managed Risk Asset Allocation FundSM, Class P1	60,617,955	$710,442,432
TOTAL INVESTMENTS (cost $724,092,503)@	100.0%	710,442,432
Other assets in excess of liabilities	0.0	9,769

NET ASSETS	100.0%	$710,452,201

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$710,442,432	$—	$—	$710,442,432

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

5

SunAmerica Series Trust American Funds Growth SAST Portfolio

PORTFOLIO PROFILE — December 31, 2015 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	100.0%

*	Calculated as a percentage of net assets.

6

SunAmerica Series Trust American Funds Growth SAST Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2015

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.0%
Domestic Equity Investment Companies — 100.0%
American Funds Insurance Series® — Growth Fund, Class 1	4,563,173	$310,387,021
TOTAL INVESTMENTS (cost $265,066,148)@	100.0%	310,387,021
Liabilities in excess of other assets	(0.0)	(37,209)

NET ASSETS	100.0%	$310,349,812

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$310,387,021	$—	$—	$310,387,021

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

7

SunAmerica Series Trust American Funds Global Growth SAST Portfolio

PORTFOLIO PROFILE — December 31, 2015 — (unaudited)

Industry Allocation*

International Equity Investment Companies	100.0%

*	Calculated as a percentage of net assets.

8

SunAmerica Series Trust American Funds Global Growth SAST Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2015

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.0%
International Equity Investment Companies — 100.0%
American Funds Insurance Series® — Global Growth Fund, Class 1	16,001,368	$422,276,113
TOTAL INVESTMENTS (cost $365,721,186)@	100.0%	422,276,113
Liabilities in excess of other assets	(0.0)	(1,135)

NET ASSETS	100.0%	$422,274,978

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$422,276,113	$—	$—	$422,276,113

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

9

SunAmerica Series Trust American Funds Growth-Income SAST Portfolio

PORTFOLIO PROFILE — December 31, 2015 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	100.0%

*	Calculated as a percentage of net assets.

10

SunAmerica Series Trust American Funds Growth-Income SAST Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2015

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.0%
Domestic Equity Investment Companies — 100.0%
American Funds Insurance Series® — Growth-Income Fund, Class 1	5,433,433	$246,677,874
TOTAL INVESTMENTS (cost $199,193,926)@	100.0%	246,677,874
Liabilities in excess of other assets	(0.0)	(36,234)

NET ASSETS	100.0%	$246,641,640

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$246,677,874	$—	$—	$246,677,874

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

11

SunAmerica Series Trust American Funds Asset Allocation SAST Portfolio

PORTFOLIO PROFILE — December 31, 2015 — (unaudited)

Industry Allocation*

Asset Allocation Investment Companies	100.0%

*	Calculated as a percentage of net assets.

12

SunAmerica Series Trust American Funds Asset Allocation SAST Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2015 — (unaudited)

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.0%
Asset Allocation Investment Companies — 100.0%
American Funds Insurance Series® — Asset Allocation Fund, Class 1	9,533,448	$196,579,693
TOTAL INVESTMENTS (cost $181,634,577)@	100.0%	196,579,693
Liabilities in excess of other assets	(0.0)	(34,986)

NET ASSETS	100.0%	$196,544,707

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$196,579,693	$—	$—	$196,579,693

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

13

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2015

	VCPSM Managed Asset Allocation SAST Portfolio	American Funds Growth SAST Portfolio	American Funds Global Growth SAST Portfolio	American Funds Growth- Income SAST Portfolio	American Funds Asset Allocation SAST Portfolio
ASSETS:
Investment at value (unaffiliated)*	$710,442,432	$310,387,021	$422,276,113	$246,677,874	$196,579,693

Total investments	710,442,432	310,387,021	422,276,113	246,677,874	196,579,693

Receivable for:
Fund shares sold	—	—	—	3,079	731
Investments sold	4,754,357	8,661,287	12,896,514	4,483,418	1,220,619
Prepaid expenses and other assets	1,539	1,770	2,154	1,614	1,376
Due from investment adviser for expense reimbursements/ fee waivers	782,838	323,255	518,624	255,537	198,718

Total assets	715,981,166	319,373,333	435,693,405	251,421,522	198,001,137

LIABILITIES:
Payable for:
Fund shares redeemed	4,754,357	8,661,287	12,896,514	4,486,497	1,221,350
Investment advisory and management fees	558,895	231,695	354,047	182,552	143,037
Service fees	147,078	68,146	93,171	53,692	42,069
Transfer agent fees	83	143	143	140	81
Trustees' fees and expenses	1,759	2,517	3,673	2,057	1,293
Other accrued expenses	66,793	59,733	70,879	54,944	48,600

Total liabilities	5,528,965	9,023,521	13,418,427	4,779,882	1,456,430

NET ASSETS	$710,452,201	$310,349,812	$422,274,978	$246,641,640	$196,544,707

NET ASSETS REPRESENTED BY:
Paid-in capital	706,741,538	195,344,168	299,951,234	164,957,631	164,200,951
Accumulated undistributed net investment income (loss)	7,206,779	1,016,943	7,069,789	3,568,907	4,078,481
Accumulated undistributed net realized gain (loss) on investments and capital gain distributions from underlying funds	10,153,955	68,667,828	58,699,028	30,631,154	13,320,159
Unrealized appreciation (depreciation) on investments	(13,650,071)	45,320,873	56,554,927	47,483,948	14,945,116

NET ASSETS	$710,452,201	$310,349,812	$422,274,978	$246,641,640	$196,544,707

Class 3 (unlimited shares authorized):
Net assets	$710,452,201	$310,349,812	$422,274,978	$246,641,640	$196,544,707
Shares of beneficial interest issued and outstanding	58,117,778	21,502,911	31,775,805	18,095,489	15,065,413
Net asset value, offering and redemption price per share	$12.22	$14.43	$13.29	$13.63	$13.05

* Cost
Investment securities (unaffiliated)	$724,092,503	$265,066,148	$365,721,186	$199,193,926	$181,634,577

See Notes To Financial Statements

14

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2015

	VCPSM Managed Asset Allocation SAST Portfolio	American Funds Growth SAST Portfolio	American Funds Global Growth SAST Portfolio	American Funds Growth- Income SAST Portfolio	American Funds Asset Allocation SAST Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$9,615,013	$2,738,236	$5,617,102	$3,996,286	$3,677,493

Total investment income	9,615,013	2,738,236	5,617,102	3,996,286	3,677,493

EXPENSES:
Investment advisory and management fees	4,316,646	2,714,651	4,305,759	2,199,882	1,568,749
Service fees	1,135,959	798,427	1,133,095	647,024	461,397
Transfer agent fees	545	970	970	950	525
Custodian and accounting fees	11,998	11,998	11,998	11,998	12,006
Reports to shareholders	78,802	61,647	88,156	50,575	34,055
Audit and tax fees	25,487	25,494	25,494	25,494	25,494
Legal fees	7,607	6,445	6,940	6,084	5,713
Trustees' fees and expenses	10,993	6,214	8,532	5,069	3,710
Interest expense	49	46	74	38	25
Other expenses	11,575	11,626	13,687	11,386	10,810

Total expenses before fee waivers and expense reimbursements	5,599,661	3,637,518	5,594,705	2,958,500	2,122,484

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 4)	(3,191,427)	(1,916,224)	(3,172,664)	(1,552,858)	(1,107,352)

Net expenses	2,408,234	1,721,294	2,422,041	1,405,642	1,015,132

Net investment income (loss)	7,206,779	1,016,942	3,195,061	2,590,644	2,662,361

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments (unafiliated)	1,326,489	19,177,539	24,018,605	9,148,288	4,139,682
Net realized gain (loss) from capital gain distributions received from underlying funds (unaffliated)	8,827,466	65,494,638	43,007,941	37,245,913	12,834,096

Net realized gain (loss) on investments	10,153,955	84,672,177	67,026,546	46,394,201	16,973,778

Net change in unrealized appreciation (depreciation) on investments (unaffiliated)	(26,723,111)	(65,447,012)	(39,827,908)	(45,593,329)	(17,972,725)

Net realized and unrealized gain (loss) on investments	(16,569,156)	19,225,165	27,198,638	800,872	(998,947)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(9,362,377)	$20,242,107	$30,393,699	$3,391,516	$1,663,414

See Notes To Financial Statements

15

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

	VCPSM Managed Asset Allocation SAST Portfolio		American Funds Growth SAST Portfolio		American Funds Global Growth SAST Portfolio
	For the year ended December 31, 2015	For the year ended December 31, 2014	For the year ended December 31, 2015	For the year ended December 31, 2014	For the year ended December 31, 2015	For the year ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$7,206,779	$(426,323)	$1,016,942	$2,852,053	$3,195,061	$3,967,039
Net realized gain (loss) on investments	10,153,955	—	84,672,177	28,071,563	67,026,546	72,932,588
Net unrealized gain (loss) on investments	(26,723,111)	5,939,930	(65,447,012)	(5,884,353)	(39,827,908)	(67,924,059)

Net increase (decrease) in net assets resulting from operations	(9,362,377)	5,513,607	20,242,107	25,039,263	30,393,699	8,975,568

Distributions to shareholders from:
Net investment income	—	(885,025)	(2,852,053)	(1,904,162)	(3,967,039)	(4,296,980)
Net realized gain on securities	—	(12,035)	(27,130,808)	(1,709,152)	(68,970,457)	(15,421,788)

Total distributions to shareholders	—	(897,060)	(29,982,861)	(3,613,314)	(72,937,496)	(19,718,768)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	443,827,918	159,840,966	5,706,779	(25,964,128)	6,743,106	(18,205,654)

TOTAL INCREASE (DECREASE) IN NET ASSETS	434,465,541	164,457,513	(4,033,975)	(4,538,179)	(35,800,691)	(28,948,854)

NET ASSETS:
Beginning of period	275,986,660	111,529,147	314,383,787	318,921,966	458,075,669	487,024,523

End of period†	$710,452,201	$275,986,660	$310,349,812	$314,383,787	$422,274,978	$458,075,669

† Includes accumulated undistributed net investment income (loss)	$7,206,779	$—	$1,016,943	$2,852,054	$7,069,789	$3,967,039

See Notes to Financial Statements

16

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

	American Funds Growth-Income SAST Portfolio		American Funds Asset Allocation SAST Portfolio
	For the year ended December 31, 2015	For the year ended December 31, 2014	For the year ended December 31, 2015	For the year ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$2,590,644	$2,580,529	$2,662,361	$1,981,481
Net realized gain (loss) on investments	46,394,201	20,241,190	16,973,778	16,174,234
Net unrealized gain (loss) on investments	(45,593,329)	2,743,283	(17,972,725)	(9,876,809)

Net increase (decrease) in net assets resulting from operations	3,391,516	25,565,002	1,663,414	8,278,906

Distributions to shareholders from:
Net investment income	(2,580,529)	(2,529,489)	(2,647,197)	(1,688,139)
Net realized gain on securities	(19,595,930)	(2,241,554)	(14,565,437)	(3,077,953)

Total distributions to shareholders	(22,176,459)	(4,771,043)	(17,212,634)	(4,766,092)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	2,107,699	(15,833,504)	43,265,967	7,630,223

TOTAL INCREASE (DECREASE) IN NET ASSETS	(16,677,244)	4,960,455	27,716,747	11,143,037

NET ASSETS:
Beginning of period	263,318,884	258,358,429	168,827,960	157,684,923

End of period†	$246,641,640	$263,318,884	$196,544,707	$168,827,960

† Includes accumulated undistributed net investment income (loss)	$3,568,907	$2,580,529	$4,078,481	$2,647,197

See Notes to Financial Statements

17

SUNAMERICA SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2015

Note 1.  Description of Business and Basis of Presentation

SunAmerica Series Trust (the “Trust”), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of forty three separate investment series, five of which are included in this report: VCPSM Managed Asset Allocation SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio (collectively, the “Portfolios”). SunAmerica Asset Management, LLC (“SAAMCO” or the “Adviser”), an indirect wholly-owned subsidiary of American International Group, Inc., a Delaware corporation (“AIG”), serves as investment adviser for all Portfolios of the Trust.

Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Portfolios are held by separate accounts of American General Life Insurance Company, a Texas life insurer (“AGL”) and The United States Life Insurance Company in The City of New York, a New York life insurer (“USL”). AGL and USL are indirect wholly-owned subsidiaries of AIG. The life insurance companies listed above are collectively referred to as the “Life Companies.” All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

VCPSM Managed Asset Allocation SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio operate as “Feeder Funds,” and invest all or substantially all of their assets in shares of an underlying mutual fund (“underlying fund” and/or “Master Fund”).

Each Master Fund is a portfolio offered by American Funds Insurance Series® (“AFIS” or “American Funds”), a registered open-end management investment company. Each Portfolio’s corresponding Master Fund is listed below:

Trust Feeder Funds	American Funds Master Funds
VCPSM Managed Asset Allocation SAST Portfolio	American Funds® Managed Risk Asset Allocation FundSM
American Funds® Growth SAST Portfolio	American Funds® Growth Fund
American Funds® Global Growth SAST Portfolio	American Funds® Global Growth Fund
American Funds® Growth-Income SAST Portfolio	American Funds® Growth-Income Fund
American Funds® Asset Allocation SAST Portfolio	American Funds® Asset Allocation Fund

The underlying fund’s accounting policies are outlined in the underlying funds’ financial statements, available at U.S. Securities and Exchange Commission (“SEC”) Internet website at www.sec.gov, CIK 729528 and should be read in conjunction with these financial statements.

The investment goals for the Portfolios included in this report are as follows:

The VCPSM Managed Asset Allocation SAST Portfolio attempts to achieve high total return (including income and capital gains) consistent with the preservation of capital over the long term while seeking to manage volatility and provide downside protection by investing all or substantially all of its assets in Class P1 shares of the Master Fund, the American Funds Insurance Series® Managed Risk Asset Allocation FundSM (“the Master Managed Risk Allocation Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Managed Risk Allocation Fund invests in the shares of an underlying fund, the American Funds Asset Alllocation Fund (the “Underlying Fund”). The Underlying Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long term debt securities and money market instruments.

The American Funds® Growth SAST Portfolio attempts to achieve growth by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Growth Fund (“the Master Growth Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

The American Funds® Global Growth SAST Portfolio attempts to achieve growth by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Global Growth Fund (“the Master Global Growth Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Global Growth Fund invests primarily in common stocks and other securities of companies around the world that have the potential for growth.

The American Funds® Growth-Income SAST Portfolio attempts to achieve growth and income by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Growth-Income Fund (“the Master Growth-Income Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Growth-Income Fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

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The American Funds® Asset Allocation SAST Portfolio attempts to achieve high total return (including income and capital gains) consistent with the preservation of capital over the long term by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Asset Allocation Fund (“the Master Asset Allocation Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Asset Allocation Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities and money market instruments.

Indemnifications:    The Trust’s organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust and the Master Funds, in the preparation of their respective financial statements:

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”) , etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of December 31, 2015, is reported on a schedule following the portfolio of investments.

The net asset value (“NAV”) of each Portfolio is determined based upon the NAV of its corresponding Master Fund.

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Master Funds

Each Master Fund is a series of American Funds Insurance Series® (“AFIS”). All portfolio securities of funds managed by Capital Research and Management Company (“Capital Research”) are valued, and the NAV per share for each share class are determined, as follows:

The AFIS investment adviser values the AFIS investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of each AFIS funds in generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The AFIS investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the AFIS investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the AFIS investment adviser. The Government Cash Management Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the AFIS investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the AFIS board of trustees as further described. The AFIS investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The

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AFIS investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The AFIS board of trustees has delegated authority to the AFIS investment adviser to make fair value determinations, subject to board oversight. The AFIS investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the AFIS investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The AFIS board and audit committee also regularly review reports that describe fair value determinations and methods.

The AFIS investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders:    Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date.

The Portfolios invest in Master Fund portfolios offered by American Funds including funds investing in fixed income securities. Distributions from income from the Master Funds, if any, are recorded to income on ex-dividend date. Distributions from net realized capital gains from the Master Funds, if any are recorded to realized gains on ex-dividend date.

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

The expenses included in the accompanying financial statements reflect the expenses of the Portfolios and do not include indirect expenses borne by each underlying Portfolio in connection with its investment in the underlying Portfolio.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2012 – 2014 or expected to be taken in each Portfolio’s 2015 tax return. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2012.

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Note 3.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales.

	For the year ended December 31, 2015
	Distributable Earnings			Tax Distributions
Portfolio	Ordinary Income	Long-term Gains/ Capital and Other Losses	Unrealized Appreciation (Depreciation)	Ordinary Income	Long-Term Capital Gains
VCPSM Managed Asset Allocation SAST	$7,206,779	$10,153,955	$(13,650,071)	$—	$—
American Funds Growth SAST	1,016,942	83,163,468	30,825,233	2,852,053	27,130,808
American Funds Global Growth SAST	7,069,789	62,319,507	52,934,450	3,967,039	68,970,457
American Funds Growth-Income SAST	3,568,907	44,599,886	33,515,216	2,580,529	19,595,930
American Funds Asset Allocation SAST	4,078,481	14,909,260	13,356,015	2,647,197	14,565,437

	For the year ended December 31, 2014
	Tax Distributions
Portfolio	Ordinary Income	Long-Term Capital Gains
VCPSM Managed Asset Allocation SAST	$897,060	$—
American Funds Growth SAST	1,904,162	1,709,152
American Funds Global Growth SAST	4,296,980	15,421,788
American Funds Growth-Income SAST	2,529,489	2,241,554
American Funds Asset Allocation SAST	1,688,139	3,077,953

For the year ended December 31, 2015, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to distributions from underlying funds were as follows:

Portfolio	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
VCPSM Managed Asset Allocation SAST	$—	$—	$—
American Funds Growth SAST	—	—	—
American Funds Global Growth SAST	3,874,728	(3,874,728)	—
American Funds Growth-Income SAST	978,263	(978,273)	10
American Funds Asset Allocation SAST	1,416,120	(1,416,120)	—

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
VCPSM Managed Asset Allocation SAST	$—	$(13,650,071)	$(13,650,071)	$724,092,503
American Funds Growth SAST	45,320,873	(14,495,640)	30,825,233	279,561,788
American Funds Global Growth SAST	56,554,927	(3,620,477)	52,934,450	369,341,663
American Funds Growth-Income SAST	47,483,948	(13,968,732)	33,515,216	213,162,658
American Funds Asset Allocation SAST	14,945,116	(1,589,101)	13,356,015	183,223,678

Note 4.  Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan)

Capital Research serves as investment adviser to the Master Funds. Capital Research, a wholly owned subsidiary of The Capital Group Companies, Inc., manages the investment fund and business affairs of the Master Funds. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the “Agreement”) with SAAMCo to handle the Trust’s day-to-day affairs. The Agreement provides that SAAMCo shall manage the Trust’s investments and administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. SAAMCo performs all investment advisory services for these Portfolios with the exception of portfolio management. The term “Assets,” as used in the following table, means the average daily net assets of the Portfolios.

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The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s Assets:

Portfolio	Management Fees
VCPSM Managed Asset Allocation SAST	0.95%
American Funds Growth SAST	0.85%
American Funds Global Growth SAST	0.95%
American Funds Growth-Income SAST	0.85%
American Funds Asset Allocation SAST	0.85%

The Trust has entered into a contractual agreement with SAAMCo under which SAAMCo will waive 0.70%, 0.60%, 0.70%, 0.60%, and 0.60% for VCPSM Managed Asset Allocation SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio, respectively, of its advisory fee for such time as the Portfolios are operated as feeder funds, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment advisory and management agreement with the Trust. This fee waiver will continue as long as the Portfolios are part of a master-feeder fund structure unless the Board approves a change in or elimination of the waiver.

For the year ended December 31, 2015, SAAMCo has agreed to waive advisory fees as follows:

Portfolio	Amount
VCPSM Managed Asset Allocation SAST	$3,180,686
American Funds Growth SAST	1,916,224
American Funds Global Growth SAST	3,172,664
American Funds Growth-Income SAST	1,552,858
American Funds Asset Allocation SAST	1,107,352

SAAMCo has contractually agreed to waive fees and/or reimburse expenses of the following Portfolio until April 30, 2017; so that the annual operating expenses do not exceed the following percentage of the Portfolio’s average net assets. For purposes of the waived fees and/or reimbursed expense calculations, annual operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business. This agreement may be modified or discontinued prior to April 30, 2017 only with the approval of the Board of Trustees of the Portfolio, including a majority of the Independent Trustees. This agreement will be renewed in terms of one year only if the Adviser agrees to extend the expense limitation.

Portfolio	Class 3
VCPSM Managed Asset Allocation SAST	0.53%

Further, SAAMCo has voluntarily agreed to waive fees and/or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the following Portfolios’ average daily net assets. For purposes of the waived fees and/or reimbursed expense calculations, annual operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business. The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio’s investors. The Adviser may terminate voluntary waivers and/or reimbursements at any time.

Portfolio	Class 3
American Funds Growth SAST	0.70%
American Funds Global Growth SAST	0.70%
American Funds Growth-Income SAST	0.70%
American Funds Asset Allocation SAST	0.70%

For the year ended December 31, 2015, pursuant to the voluntary and contractual expense limitations referred to above, SAAMCo has waived or reimbursed expenses as follows:

Portfolio	Amount
VCPSM Managed Asset Allocation SAST	$38,433

Both voluntary and contractual waivers or reimbursements, with the exception of advisory fee waivers, made by the Adviser are subject to recoupment from that Portfolio within the following two years after the occurrence of the waivers and/or reimbursements provided that the Portfolio is able to effect such payment to the Adviser and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made.

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At December 31, 2015, the amounts repaid to the Adviser, which are included in the Statement of Operations, along with the remaining balance subject to recoupment are as follows:

	Amount Recouped	Balance Subject to Recoupment
Portfolio	December 31, 2015	December 31, 2016	December 31, 2017
VCPSM Managed Asset Allocation SAST	$27,692	$42,584	$38,433

The Trust has entered into a Transfer Agency and Service Agreement with VALIC Retirement Services Company (VRSCO), a wholly-owned subsidiary of The Variable Annuity Life Insurance Company (“VALIC”), which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, Anchor Series Trust and Seasons Series Trust pay VRSCO on an annual basis, a fee in the aggregate amount of $150,000 for Transfer Agency Services provided, pursuant to the agreement. Accordingly, for the year ended December 31, 2015, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate 0.25% of the average daily net assets of Class 3 shares. The service fees are used to compensate the Life Companies for costs associated with the servicing of Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 3 shares. Accordingly, for the year ended December 31, 2015, service fees were paid (see Statement of Operations) based on the aforementioned rate.

Note 5.  Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended December 31, 2015 were as follows:

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
VCPsm Managed Asset Allocation SAST	$465,146,145	$10,409,040	$—	$—
American Funds Growth SAST	82,293,252	42,457,189	—	—
American Funds Global Growth SAST	52,986,246	77,824,306	—	—
American Funds Growth-Income SAST	48,819,652	32,382,049	—	—
American Funds Asset Allocation SAST	52,501,821	13,945,690	—	—

Note 6.  Capital Share Transactions

Transactions in capital shares of each class of each Portfolio were as follows:

	VCPSM Managed Asset Allocation SAST Portfolio				American Funds Growth SAST Portfolio
	Class 3				Class 3
	For the year ended December 31, 2015		For the year ended December 31, 2014		For the year ended December 31, 2015		For the year ended December 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	37,157,700	$459,768,192	13,206,871	$161,560,414	2,358,107	$35,997,591	1,982,596	$28,437,461
Reinvested dividends	—	—	72,191	897,060	2,168,624	29,982,861	243,992	3,613,314
Shares redeemed	(1,310,630)	(15,940,274)	(214,262)	(2,616,508)	(3,954,409)	(60,273,673)	(4,009,698)	(58,014,903)

Net increase (decrease)	35,847,070	$443,827,918	13,064,800	$159,840,966	572,322	$5,706,779	(1,783,110)	$(25,964,128)

	American Funds Global Growth SAST Portfolio				American Funds Growth-Income SAST Portfolio
	Class 3				Class 3
	For the year ended December 31, 2015		For the year ended December 31, 2014		For the year ended December 31, 2015		For the year ended December 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,633,873	$23,669,716	2,013,515	$30,581,791	1,767,113	$25,585,923	2,093,389	$29,902,872
Reinvested dividends	5,671,838	72,937,496	1,306,142	19,718,768	1,682,917	22,176,459	324,971	4,771,043
Shares redeemed	(5,981,811)	(89,864,106)	(4,508,481)	(68,506,213)	(3,121,192)	(45,654,683)	(3,536,263)	(50,507,419)

Net increase (decrease)	1,323,900	$6,743,106	(1,188,824)	$(18,205,654)	328,838	$2,107,699	(1,117,903)	$(15,833,504)

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	American Funds Asset Allocation SAST Portfolio
	Class 3
	For the year ended December 31, 2015		For the year ended December 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	3,899,641	$54,565,642	2,390,517	$33,589,367
Reinvested dividends	1,372,297	17,212,634	337,245	4,766,092
Shares redeemed	(2,075,007)	(28,512,309)	(2,177,980)	(30,725,236)

Net increase (decrease)	3,196,931	$43,265,967	549,782	$7,630,223

Note 7.  Line of Credit

The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company, the Trust’s custodian. Interest is currently payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street Bank and Trust Company’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 20 basis points per annum on the daily unused portion of the committed line of credit and a one-time closing fee of 5 basis points on the uncommitted line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. For the year ended December 31, 2015, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
VCPSM Managed Asset Allocation SAST	4	$49	$320,734	1.38%
American Funds Growth SAST	4	46	301,872	1.38
American Funds Global Growth SAST	4	74	481,590	1.38
American Funds Growth-Income SAST	4	38	246,129	1.38
American Funds Asset Allocation SAST	4	25	163,937	1.38

At December 31, 2015, there were no borrowings outstanding.

25

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value, beginning of period	Net investment income (loss)*	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Dividend from net realized gain on investments	Total Distributions	Net Asset Value, end of period	Total Return**	Net Assets, end of period (000’s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)(3)		Portfolio turnover

VCPSM Managed Asset Allocation SAST Portfolio Class 3
10/15/12#- 12/31/12	$10.00	$0.17	$(0.08)	$0.09	$—	$—	$—	$10.09	0.90%	$5,068	0.53	%†	11.57	%†	3%
12/31/13	10.09	0.21	1.82	2.03	(0.01)	—	(0.01)	12.11	20.11	111,529	0.53		1.98		0
12/31/14	12.11	(0.03)	0.36	0.33	(0.05)	(0.00)	(0.05)	12.39	2.72	275,987	0.53		(0.22)		0
12/31/15	12.39	0.19	(0.36)	(0.17)	—	—	—	12.22	(1.37)	710,452	0.53		1.59		2

American Funds Growth SAST Portfolio Class 3
12/31/11	9.76	0.04	(0.49)	(0.45)	(0.03)	—	(0.03)	9.28	(4.57)	250,563	0.54		0.38		5
12/31/12	9.28	0.05	1.57	1.62	(0.03)	—	(0.03)	10.87	17.51	283,650	0.54		0.52		7
12/31/13	10.87	0.08	3.15	3.23	(0.06)	—	(0.06)	14.04	29.76	318,922	0.54		0.63		3
12/31/14	14.04	0.13	1.02	1.15	(0.09)	(0.08)	(0.17)	15.02	8.19	314,384	0.54		0.90		10
12/31/15	15.02	0.05	0.86	0.91	(0.14)	(1.36)	(1.50)	14.43	6.52	310,350	0.54		0.32		13

American Funds Global Growth SAST Portfolio Class 3
12/31/11	11.02	0.13	(1.13)	(1.00)	(0.09)	—	(0.09)	9.93	(9.09)	377,212	0.54		1.28		1
12/31/12	9.93	0.07	2.12	2.19	(0.11)	—	(0.11)	12.01	22.14	435,113	0.53		0.62		6
12/31/13	12.01	0.12	3.34	3.46	(0.08)	—	(0.08)	15.39	28.85	487,025	0.53		0.92		3
12/31/14	15.39	0.13	0.17	0.30	(0.14)	(0.51)	(0.65)	15.04	1.97	458,076	0.53		0.84		12
12/31/15	15.04	0.11	0.81	0.92	(0.15)	(2.52)	(2.67)	13.29	6.68	422,275	0.53		0.70		12

*	Calculated based on average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupment).
†	Annualized
#	Commencement of operations.
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income ( Loss)
	12/11	12/12		12/13	12/14	12/15	12/11	12/12	12/13	12/14	12/15
VCPSM Managed Asset Allocation SAST Portfolio	—%	11.41	%†	1.45%	1.25%	1.23%	—%	0.69%†	1.06%	(0.94)%	0.88%
American Funds Growth SAST Portfolio	1.14	1.14		1.14	1.14	1.14	(0.22)	(0.08)	0.03	0.30	(0.28)
American Funds Global Growth SAST Portfolio	1.24	1.23		1.23	1.23	1.23	0.58	(0.08)	0.22	0.14	0.00

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.
(3)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.

See Notes to Financial Statements

26

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value, beginning of period	Net investment income (loss)*	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Dividend from net realized gain on investments	Total Distributions	Net Asset Value, end of period	Total Return**	Net Assets, end of period (000’s)	Ratio of expenses to average net assets(1)(2)	Ratio of net investment income (loss) to average net assets(1)(2)(3)	Portfolio turnover

American Funds Growth-Income SAST Portfolio Class 3
12/31/11	$9.28	$0.13	$(0.33)	$(0.20)	$(0.09)	$—	$(0.09)	$8.99	(2.08)%	$206,288	0.55%	1.37%	6%
12/31/12	8.99	0.13	1.40	1.53	(0.12)	—	(0.12)	10.40	17.08	229,637	0.54	1.32	6
12/31/13	10.40	0.12	3.31	3.43	(0.15)	—	(0.15)	13.68	33.12	258,358	0.54	1.03	3
12/31/14	13.68	0.14	1.26	1.40	(0.14)	(0.12)	(0.26)	14.82	10.28	263,319	0.54	0.99	10
12/31/15	14.82	0.15	(0.03)	0.12	(0.15)	(1.16)	(1.31)	13.63	1.17	246,642	0.54	1.00	13

American Funds Asset Allocation SAST Portfolio Class 3
12/31/11	10.06	0.18	(0.09)	0.09	(0.11)	—	(0.11)	10.04	0.97	105,098	0.58	1.81	5
12/31/12	10.04	0.18	1.40	1.58	(0.15)	—	(0.15)	11.47	15.77	128,277	0.57	1.66	10
12/31/13	11.47	0.15	2.51	2.66	(0.18)	(0.02)	(0.20)	13.93	23.32	157,685	0.56	1.18	13
12/31/14	13.93	0.17	0.54	0.71	(0.15)	(0.27)	(0.42)	14.22	5.05	168,828	0.55	1.20	11
12/31/15	14.22	0.20	(0.09)	0.11	(0.20)	(1.08)	(1.28)	13.05	1.16	196,545	0.55	1.44	8

*	Calculated based on average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupment).
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income ( Loss)
	12/11	12/12	12/13	12/14	12/15	12/11	12/12	12/13	12/14	12/15
American Funds Growth-Income SAST Portfolio	1.15%	1.14%	1.14%	1.14%	1.14%	0.77%	0.72%	0.43%	0.39%	0.40%
American Funds Asset Allocation SAST Portfolio	1.18	1.17	1.16	1.15	1.15	1.21	1.06	0.58	0.60	0.84

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.
(3)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.

See Notes to Financial Statements

27

SUNAMERICA SERIES TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of SunAmerica Series Trust and Shareholders of VCP Managed Asset Allocation SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of VCP Managed Asset Allocation SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio (five of the portfolios of SunAmerica Series Trust, the “Trust”) at December 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for the two years then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the transfer agent, provide a reasonable basis for our opinion expressed above.

PricewaterhouseCoopers LLP

Houston, Texas

February 26, 2016

28

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

December 31, 2015 (unaudited)

At a meeting held on October 13, 2015, the Board of Trustees (the “Board”), including the Trustees that are not interested persons of SunAmerica Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved with respect to the American Funds Asset Allocation SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and VCP Managed Asset Allocation Portfolio (collectively, the “Portfolios”) the continuation of the Investment Management and Advisory Agreement between SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”) and the Trust (the “Advisory Agreement”).

In connection with the approval of the Advisory Agreement, the Board received materials related to certain factors used in its consideration whether to renew or approve the Advisory Agreement. Those factors included:

(1)	the requirements of the Trust in the areas of investment supervisory and administrative services;

(2)	the nature, extent and quality of the investment advisory, administrative, operational and compliance services provided by SAAMCo, including a review of the investment performance of the Portfolios;

(3)	the size and structure of the investment advisory fee and any other material payments to the Adviser and, in connection therewith, a review of the costs of services provided and the profits realized by the Adviser and its affiliates from the relationship with the Trust;

(4)	the expenses paid by each of the Portfolios, including their total operating expenses and any applicable expense limitation;

(5)	the extent to which the Adviser realizes economies of scale and shares them with the Trust;

(6)	the organizational capability, resources, personnel and financial condition of the Adviser and its affiliates.

In addition, the Board considered (a) the historical relationship between the Trust and SAAMCo; (b) the possibility that services of the type required by the Trust might be better obtained from other organizations; and (c) the conditions and trends prevailing in the economy, the securities markets and the investment company industry.

The Independent Trustees were separately represented by counsel that is independent of SAAMCo in connection with their consideration of approval of the Advisory Agreement. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which their independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Trust’s advisory fees compared to advisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable, (the “Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data. The Board also received performance data and expense information prepared by management.

Nature, Extent and Quality of Services.

The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by SAAMCo. In making its evaluation, the Board considered that SAAMCo acts as adviser for each Portfolio and manages the daily business affairs of the Trust, subject to the Trustees’ oversight and control. It was also noted that SAAMCo’s advisory fees compensate SAAMCo for services such as monitoring Portfolio performance and other administrative, compliance and legal services.

The Board noted that SAAMCo is responsible for overseeing the performance of services by the Trust’s custodian, transfer agent and dividend disbursing agent. The Board also noted that SAAMCo is responsible for the financial, legal and accounting records required to be maintained by each Portfolio and for the administration of the Trust’s business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as may be necessary for the operations of each Portfolio. The Board considered that SAAMCo monitors and reviews the activities of third-party service providers that may provide additional administrative services. In addition, the Board considered the key personnel of SAAMCo that are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios. The Board also considered the compensation program for SAAMCo’s investment professionals.

The Board reviewed the qualifications, background and responsibilities of SAAMCo’s staff who is responsible for providing investment management services to the Portfolios and other key personnel of SAAMCo in addition to current and projected staffing levels and compensation practices.

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APPROVAL OF ADVISORY AGREEMENT

December 31, 2015 (unaudited) (continued)

The Board considered SAAMCo’s reputation and long-standing relationship with the Portfolios and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board also considered the Trust’s relationship with affiliated life insurance companies that offer the Portfolios through variable annuity and variable life insurance products. The Board considered SAAMCo’s experience in providing management and investment advisory and administrative services to advisory clients. The Board also considered SAAMCo’s code of ethics and its risk management process, and that SAAMCo has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios’ registration statement.

The Board also reviewed and considered SAAMCo’s compliance and regulatory history, including information about any litigation, regulatory actions or investigations that could impair its ability to serve as an adviser to the Portfolios. The Board considered SAAMCo’s risk assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on SAAMCo’s ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by SAAMCo, and that there was a reasonable basis on which to conclude that they would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance.

The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios’ fees (actual or contractual management fees, non-management fees, and 12b-1 fees, if applicable), and expense ratios compared against such fees and expense ratios of their Expense Group/Universes for each Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any.

To assist in analyzing the reasonableness of the advisory fee, the Board received a report prepared independently by Lipper Inc. (“Lipper”) as well as information provided by management. The Board also considered advisory fees received by the Adviser with respect to other mutual funds and accounts with similar investment strategies to the Portfolios. Based on the information from Lipper, the Board reviewed detailed information about peer groups of comparable mutual funds based on various factors such as the type of fund (those underlying variable insurance products), comparable investment objectives and strategies, among other factors. Referred to herein are “Expense Groups” and “Performance Groups” that represent those peer groups of funds used to compare expenses and performance, respectively.

The performance information included annualized returns for the period since inception, and its one-, three-, and five-year periods ended June 30, 2015 from Lipper and additional performance information as of June 30, 2015 from management. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to the Portfolios’ overall performance, and performance relative to each Portfolio’s relevant benchmark and Morningstar peer group. The Board considered that management makes particular note of Portfolios that may require closer monitoring or potential corrective action by the Board.

As part of its review of the Portfolios’ fees and expenses and performance, the Board considered information, including but not limited to the following expense and performance information, provided by Lipper and management in making its determinations. It was noted that actual advisory fees and total expenses were calculated as of each Portfolio’s most recent fiscal year end, which may vary among the Portfolio’s Expense Group/Universe.

As part of its review of the Portfolios’ fees and expenses and performance, the Board considered information, including but not limited to, the following expense and performance information provided by Lipper and management in making its determinations. It was noted that actual advisory fees and total expenses were calculated as of each Portfolio’s most recent fiscal year end, which may vary among the Portfolio’s Expense Group/Universe.

•

American Funds Asset Allocation SAST Portfolio (master-feeder fund advised by Capital Research/SAAMCo). The Board noted that both actual management fees and actual total expenses were below the medians of its Expense Group. The Board considered that SAAMCo has contractually agreed to waive 0.60% of its investment advisory fee. The Board also noted that the voluntary expense limitation of 0.70% for Class 3 Shares would continue for another year.

The Board considered that the Portfolio outperformed its benchmark index for the three- and five-year periods and performed under that index for the one-year period. The Board further considered that the Portfolio performed below the median of its Performance Group for the one-, three- and five- year periods. The Board took into account management’s discussion of the Master Fund’s performance and concluded that performance was satisfactory in light of all the factors considered.

•

American Funds Global Growth SAST Portfolio (master-feeder fund advised by Capital Research/SAAMCo) The Board considered that actual management fees were above the medians of its Expense Group. The Board also considered the actual total

30

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

December 31, 2015 (unaudited) (continued)

expenses were below the medians of its Expense Group. The Board considered that SAAMCo has contractually agreed to waive 0.70% of its investment advisory fee. The Board also noted that the voluntary expense limitation of 0.70% for Class 3 Shares would continue for another year.

The Board considered that the Portfolio outperformed its benchmark index for the one-, three-and five-year periods. The Board further considered that the Portfolio performed at or above the median of its Performance Group for the one-, three- and five-year periods. The Board took into account management’s discussion of the Master Fund’s performance and concluded that performance was satisfactory in light of all the factors considered.

•

American Funds Growth SAST Portfolio (master-feeder fund advised by Capital Research/SAAMCo) The Board noted that both actual management fees and actual total expenses were below the medians of its Expense Group. The Board considered that SAAMCo has contractually agreed to waive 0.60% of its investment advisory fee. The Board also noted that the voluntary expense limitation of 0.70% for Class 3 Shares would continue for another year.

The Board considered that the Portfolio performed under its benchmark index for the one-, three- and five-year periods. The Board further considered that the Portfolio performed below the median of its Performance Group for the one-year period but at or above the medians for the three- and five-year periods. The Board took into account management’s discussion of the Master Fund’s performance and concluded performance was satisfactory in light of all factors considered.

•

American Funds Growth-Income SAST Portfolio (master-feeder fund advised by Capital Research/SAAMCo) The Board noted that both actual management fees and actual total expenses were below the medians of its Expense Group. The Board considered that SAAMCo has contractually agreed to waive 0.60% of its investment advisory fee. The Board also noted that the voluntary expense limitation of 0.70% for Class 3 Shares would continue for another year.

The Board considered that the Portfolio performed above its benchmark index for the three-year period and below its index for the one- and five-year periods. The Board took into account management’s discussion of the Master Fund’s performance and concluded that performance was satisfactory in light of all the factors considered.

•

VCP Managed Asset Allocation SAST Portfolio (master-feeder fund advised by Capital Research/SAAMCo). The Board noted that actual management fees were below the medians of its Expense Group. The Board also noted that total expenses were above the medians of its Expense Group. The Board further noted that SAAMCo has a voluntarily agreed to waiver 0.70% of its advisory fee and that there is an expense limitation of 0.53% on Class 3 shares.

The Board considered that the Portfolio performed below the median of its Performance Group for the one-year period but above the median for the period since inception in 2014. The Board concluded that the Portfolio’s performance was satisfactory.

Cost of Services & Benefits Derived.

With respect to indirect costs and benefits, the Board was informed, based on management’s judgment, that any indirect costs incurred by SAAMCo in connection with rendering investment advisory services to the Trust were inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits derived as a result of providing advisory services to the Trust were de minimis and did not impact upon the reasonableness of the advisory fee. The Board considered that SAAMCo is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Trust’s Portfolios pursuant to an arrangement between SAAMCo and certain affiliated life insurance companies (the “Life Companies”). The Board considered that the Trust also pays VALIC Retirement Services Company, an affiliate of SAAMCo, a fee for the provision of recordkeeping and shareholder services to contract owners and participants.

In connection with benefits derived from the Trust, the Board considered that the Life Companies may benefit as a result of their direct ownership of the Portfolios’ shares, which amounts may be material. It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolios to the same extent the Portfolios receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Life Companies may also rely on foreign tax credits with respect to certain foreign securities held in applicable Portfolios. Finally, the Board considered that the Life Companies receive financial support from SAAMCo for distribution-related activities, including administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training (including training of registered representatives of AIG Capital Services, Inc., an affiliate of SAAMCo) to support sales of the Portfolios, as well as occasional gifts, entertainment or other compensation as incentives. It was noted that such payments are made by SAAMCo from its own resources, which may include profits earned under the Advisory Agreement.

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SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

December 31, 2015 (unaudited) (continued)

The Board concluded that any benefits that SAAMCo and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were reasonable.

Profitability and Economies of Scale.

The Board received information related to SAAMCo’s profitability with respect to the services it provides to the Trust’s Portfolios. The profitability analysis reflected the relationship between SAAMCo and American General Life Insurance Company (“AGL”) that provides that SAAMCo contribute to AGL, its profits earned through its management role to the Trust. The Board also considered that SAAMCo has entered into agreements with The United States Life Insurance Company in the City of New York (U.S. Life) wherein SAAMCo pays U.S. Life a fee to perform certain administrative services for the benefit of certain variable annuity contract owners. The Board determined that the profitability to SAAMCo in connection with its relationship to the Trust was reasonable.

The Board also received and considered information regarding the ability of the Portfolios to achieve economies of scale. It was noted that the advisory fees of nearly all Portfolios contain breakpoints that will reduce the fees paid by a Portfolio as its assets increase. The Board also considered that SAAMCo has voluntarily agreed to waive fees in certain instances, which was noted earlier in the discussion of fees. It was noted that as a result of being part of a complex of mutual funds advised or administered by SAAMCo, the Trust is able to share common resources and may share certain expenses, which could result in the Portfolio experiencing lower expenses than they otherwise would achieve if the Trust was a stand-alone entity. The Board considered that management believed that the Portfolios’ existing fee schedules and the fee schedules for those Portfolios which management proposed reductions or waivers reflect the economies of scale inherent in providing investment advice to a Portfolio in its particular asset category and asset size. The Board concluded that any potential economies of scale are currently being shared between the Trust and SAAMCo in an appropriate manner.

Terms of Advisory Agreement.

The Board, including the Independent Trustees, reviewed the terms of the Advisory Agreement including the duties and responsibilities undertaken by SAAMCo as discussed above. The Board considered that SAAMCo pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the officers of the Trust who are employees of SAAMCo.

Consideration of Business Interruptions.

In order to reduce the possibility that a disaster could interrupt the business continuity of the Trust and adversely affect the interests of its shareholders, and after consultation with fund counsel and counsel to the independent trustees, the Board concluded that it would be in the best interests of the shareholders to consider the re-approval of the Advisory Contracts for purposes of business continuity and disaster recovery management at its in-person meeting held on December 6, 2013. The Board reconsidered the materials presented at the September 27, 2013 meeting and management’s update on the Portfolios and noted that the information and materials considered at the September 27, 2013 meeting had not changed in any material respect.

Conclusions.

In reaching its decision to recommend the renewal of the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SAAMCo possesses the capability and resources to perform the duties required of it under the Advisory Agreement.

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Advisory Agreement are reasonable, fair and in the best interest of the Portfolios and their shareholders, and (2) the advisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

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SUNAMERICA SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited)

The following table contains information regarding the Trustees and Officers that oversee operations of the Portfolios and other investment companies within the Fund complex.

Name, Address and Age†	Position Held With Trust	Term of Office and Length of Time Served(4)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships Held by Trustee(3)
Disinterested Trustee

Garrett Bouton Age: 71	Trustee	2007 – Present	Retired (2003-Present); Managing Director and CEO, Barclays Global Investors (1996-2003).	63	Chairman/Director, The LECG Group (consulting services) (2006-2010).

Carl D. Covitz Age: 76	Trustee	2001 – Present	Owner and President, Landmark Capital, Inc. (1973-Present).	63	Director, Arden Realty, Inc. (real estate) (1995-2006).

Jane Jelenko Age: 67	Trustee	2006 – Present	Retired Partner KPMG, LLP and Managing Director Bearingpoint, Inc. (formerly KPMG Consulting). (2003-Present).	63	Director, Countrywide Bank (2003-2008) and Director, Cathay General Bancorp and CathayBank (banking) (2012-Present).

Gilbert T. Ray Age: 71	Trustee	2001 – Present	Retired Partner, O’Melveny & Myers LLP (law firm) (2000-Present).	63	Director, Advanced Auto Parts, Inc. (retail, auto and home supply stores) (2002-Present); Director, Watson, Wyatt Worldwide (services — management consulting services) (2000-2009); Director Dine Equity (services — restaurant) (2004-Present); Director Diamond Rock Hospitality (financial — real estate) (2005-Present); Director, Towers Watson & Co. (services — management consulting services) (2010-Present).

Allan L. Sher Age: 84	Trustee	1997 – Present	Retired Brokerage Executive (1992-Present).	63	Director, Bowl America Inc. (1997-Present).

Bruce G. Willison Age: 67	Trustee and Chairman	2001 – Present	Professor of Management, Anderson School at UCLA (1999-2011); Dean, Anderson School at UCLA (1999-2005); co-founder, Grandpoint Capital, Inc. (2009-2010).	63

Director, GrandPoint Capital Inc (banking). (2011-Present); Director, Indy Mac Bancorp (banking) (2003-2008); Director, Move, Inc. (internet real estate site) (2003-Present); Director, Healthnet International, Inc. (business services) (2000-Present).

Interested Trustee

Peter Harbeck (2) Age: 62	Trustee	2014 – Present	President CEO and Director, SAAMCo (1995-Present); Director, AIG Capital Services, Inc. (“ACS”) (1993-Present); Chairman, Advisor Group, Inc. (2004-Present).	140	None

33

SUNAMERICA SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited) — (continued)

Name, Address and Age†	Position Held With Trust	Term of Office and Length of Time Served(4)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships Held by Trustee(3)
Officers

John T. Genoy Age: 47	President	2007 – Present	Chief Financial Officer, SAAMCo (2002-Present); Senior Vice President, SAAMCo (2003-Present); Chief Operating Officer, SAAMCo (2006-Present).	N/A	N/A

Katherine Stoner Age: 59	Vice President and Chief Compliance Officer	2011 – Present

Vice President, SAAMCo (2011-Present); Vice President, The Variable Annuity Life Insurance Company (“VALIC”) and Western National Life Insurance Company (“WNL”) (2006-Present); Deputy General Counsel and Secretary, VALIC and WNL (2007-Present); Vice President, VALIC Financial Advisors, Inc. (2010-2011) and VALIC Retirement Services Company (2010-Present).

				N/A	N/A

Kathleen D. Fuentes Age: 46	Chief Legal Officer, Vice President, and Secretary	2015 – Present	Vice President and Deputy General Counsel, SAAMCo (2006-Present).	N/A	N/A

Gregory N. Bressler Age: 49	Vice President and Assistant Secretary	2005 – Present	Senior Vice President and General Counsel, SAAMCo (2005-Present).	N/A	N/A

Gregory R. Kingston Age 50	Treasurer	2014 – Present	Vice President, SAAMCo (2001-Present); Head of Mutual Fund Administration (2014-Present).	N/A	N/A

Shawn Parry Age: 43	Vice President and Assistant Treasurer	2005 – Present	Assistant Vice President, SAAMCo (2005-2014); Vice President, SAAMCo (2014-Present).	N/A	N/A

Donna McManus Age: 55	Vice President and Assistant Treasurer	2014 – Present	Vice President, SAAMCo (2014-Present); Managing Director, BNY Mellon (2009-2014).	N/A	N/A

Matthew J. Hackethal Age: 44	Anti- Money Laundering Compliance Officer	2006 – Present	Chief Compliance Officer, SAAMCo (2007-Present).	N/A	N/A

34

SUNAMERICA SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited) — (continued)

†	The business address for each Trustee and Officer is 1999 Avenue of the Stars, Los Angeles, CA 90067-6022.
(1)	The “Fund Complex” consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or administrator. The “Fund Complex” includes the Trust (43 portfolios), the SunAmerica Equity Funds (2 funds), SunAmerica Income Funds (3 funds), SunAmerica Money Market Funds (1 fund), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series, Inc. (6 portfolios), Anchor Series Trust (8 portfolios), Seasons Series Trust (20 portfolios), SunAmerica Specialty Series (7 funds), VALIC Company I (34 portfolios), and VALIC Company II (15 funds).
(2)	Interested Trustee, as defined within the 1940 Act, because he serves as President, CEO and Director of SAAMCo, Director of ACS, and Chairman of the Advisor Group, Inc.
(3)	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “Public Company”) registered under the 1940 Act.
(4)	Trustees serve until their successors are duly elected and qualified. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-7862.

35

SUNAMERICA SERIES TRUST

SHAREHOLDERS TAX INFORMATION (unaudited)

Certain tax information regarding the SunAmerica Series Trust is required to be provided to the shareholders based upon each Portfolio’s income and capital gain distributions for the taxable year ended December 31, 2015. During the year ended December 31, 2015 the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations.

	Total Dividends	Net Investment Income	Net Short-Term Capital Gains*	Net Long-Term Capital Gains	Qualifying% for the 70% Dividends Received Deduction
VCPSM Managed Asset Allocation SAST Portfolio	$—	$—	$—	$—	—%
American Funds Growth SAST Portfolio	1.50	0.14	—	1.36	100.00
American Funds Global Growth SAST Portfolio	2.67	0.15	—	2.52	43.72
American Funds Growth-Income SAST Portfolio	1.31	0.15	—	1.16	100.00
American Funds Asset Allocation SAST Portfolio	1.28	0.20	—	1.08	100.00

*	Short-term capital gains are treated as ordinary income for tax purposes

36

COMPARISONS: PORTFOLIOS VS. INDEXES (unaudited)

As required by the Securities and Exchange Commission, the following graphs compare the performance of a $10,000 investment in the presented Feeder Portfolios of SunAmerica Series Trust (the “Trust”) to a $10,000 investment in a comparable securities index benchmark since the portfolio’s inception. Importantly, such indices represent “paper” portfolios and do not reflect the costs and expenses of actual investing. Following each graph is a discussion of portfolio performance and factors affecting performance over the year ended December 31, 2015.

The following graphs and tables show the performance of the Portfolios at the SunAmerica Series Trust Feeder Funds level and include all trust expenses but no insurance company expenses associated with the variable annuity or variable life policy and no insurance company contingent deferred sales charge. All dividends are assumed to be reinvested. No expenses are deducted from the performance of the indexes.

The American Funds SAST portfolios (“Feeder Funds”) are a part of the Trust and currently do not buy individual securities directly, but instead invest all of their assets in the underlying funds (“Master Funds”) of the American Funds Insurance Series. Each Feeder Fund has the same investment goal and limitations as the underlying Master Fund. Investing in a Feeder Fund may result in higher fees and expenses than investing directly in a Master Fund as the Feeder Funds will bear their own portfolio expenses as well as their pro rata share of each Feeder Fund’s underlying Master Fund fees and expenses. Please see the product prospectus for more information regarding the master-feeder fund structure.

Market indices referenced are unmanaged. You cannot invest directly in an index.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

37

American Funds

VCPSM Managed Asset Allocation SAST Portfolio — Class 3

VCPSM Managed Asset Allocation SAST Portfolio
Average Annual Total Returns as of 12/31/2015
Class 3*
1-year	-1.37%
5-Year	N/A
Since Inception	6.60%
*	Inception date for Class 3: October 15, 2012.

1

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect the changes in larger companies more heavily than those in smaller companies.

2	The Barclays U.S. Aggregate Bond Index is a broad, unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.
3	The Blended Index is comprised of 60% S&P 500 Index and 40% Barclays U.S. Aggregate Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The VCP Managed Asset Allocation SAST Portfolio — Class 3 (Feeder Fund), which provides exposure to a mix of stocks and bonds, posted a return of -1.37% for the twelve months ended December 31, 2015. Over the same period, the S&P 500 Index, which measures U.S. stocks, rose 1.38%, while the Barclays U.S. Aggregate Bond Index, a measure of U.S. investment-grade bonds (rated BBB/Baa and above), gained 0.55%. The Blended Index (60% S&P 500 Index and 40% Barclays U.S. Aggregate Bond Index) returned 1.28% for the annual period. The American Funds Insurance Series Managed Risk Asset Allocation Fund — Class P1 (Master Fund) returned -0.83% for the twelve months ended December 31, 2015.

The VCP Managed Asset Allocation SAST Portfolio is a Feeder Fund investing in shares of American Funds Insurance Series Managed Risk Asset Allocation Fund (Master Fund). The Master Fund pursues its objective by investing in shares of American Funds Insurance Series Asset Allocation Fund while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts that reduce the Portfolio’s effective exposure to stocks.

The benefit of the portfolio’s managed risk strategy should be most apparent during periods of high volatility and in down markets over a prolonged period. In steady or rising markets, the Portfolio’s results can be expected to lag those of the Master Fund’s underlying fund.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

38

American Funds

Growth SAST Portfolio — Class 3

American Funds Growth SAST Portfolio
Average Annual Total Returns as of 12/31/2015
Class 3*
1-year	6.52%
5-Year	10.89%
Since Inception	6.73%
*	Inception date for Class 3: September 1, 2006.

1

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect the changes in larger companies more heavily than those in smaller companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The American Funds Growth SAST Portfolio — Class 3 (Feeder Fund) returned 6.52% for the twelve months ended December 31, 2015, while the S&P 500 Index rose 1.38%. The American Funds Growth Fund — Class 1 (Master Fund) gained 7.12% for the 12 months ended December 31, 2015.

The U.S. economy continued to show modest improvement, but compared to the major economies around the world, was a clear leader in its growth. China’s economy experienced a slowdown, and most of the euro-zone countries had little or no economic growth. The U.S. consumer and retail economy outpaced the industrial economy for the year.

The Master Fund’s strong results against the S&P 500 were largely brought about by strong stock selection within consumer discretionary holdings, most notably Amazon and Home Depot. The health care sector has continued to be an important area for the Master Fund with solid appreciation in companies such as American pharmaceutical company, Incyte, U.S.-based biotechnology firm, Regeneron Pharmaceuticals, and Hologic, a developer, manufacturer and supplier of diagnostic and medical imaging systems within women’s health.

While the Master Fund has reduced its exposure to energy and materials, those two sectors still were a drag on results. With the U.S. dollar remaining very strong, the Master Fund was impacted a bit by modest investments made outside the U.S.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

39

American Funds

Global Growth SAST Portfolio — Class 3

American Funds Global Growth SAST Portfolio
Average Annual Total Returns as of 12/31/2015
Class 3*
1-Year	6.68%
5-Year	9.25%
Since Inception	7.01%
*	Inception date for Class 3: September 1, 2006.

1	The MSCI ACWI (net) Index captures large and mid cap representation across 23 developed and 23 emerging markets countries. With 2,490 constituents, the index covers approximately 85% of the global investable equity opportunity set. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The American Funds Global Growth SAST Portfolio — Class 3 (Feeder Fund) returned 6.68% for the twelve months ended December 31, 2015, compared with a -2.36% return for the MSCI ACWI (net) Index. The American Funds Global Growth Fund — Class 1 (Master Fund) gained 7.24% for the annual period.

U.S. growth has been the strongest anchor in the global economy, whereas China has slowed as it shifts from industrialization to consumption. Meanwhile, Europe and Japan appear to be at the start of economic recoveries. This bodes well for emerging markets, which have been struggling.

Strong selection within consumer discretionary holdings boosted Master Fund results, led by Home Depot, and Internet retailing giant, Amazon. Health care stocks were also large contributors, highlighted by Denmark’s Novo Nordisk, also U.S.-based biopharmaceutical company, Regeneron Pharmaceuticals, which has demonstrated a record of strong sales for medication that treats blindness-causing retinal conditions. Information technology stocks also buoyed returns, most notably Japanese electronics and video game company, Nintendo.

Stocks of companies domiciled in the U.S., Denmark and Japan were additive to results, while stocks based in the Netherlands and Germany lagged.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

40

American Funds

Growth-Income SAST Portfolio — Class 3

American Funds Growth-Income SAST Portfolio
Average Annual Total Returns as of 12/31/2015
Class 3*
1-Year	1.17%
5-Year	11.23%
Since Inception	6.04%
*	Inception date for Class 3: September 1, 2006.

1

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect the changes in larger companies more heavily than those in smaller companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The American Funds Growth-Income SAST Portfolio — Class 3 (Feeder Fund) returned 1.17% for the twelve months ended December 31, 2015, while the S&P 500 Index rose 1.38%. The American Funds Growth-Income Fund — Class 1 (Master Fund) gained 1.72% for the annual period.

The U.S. economy slowly improved, yet at a less robust rate than investors might have hoped for in a normal post-recession recovery. The Federal Reserve raised interest rates by 25 basis points for the first time in seven years, setting the stage for gradually tightening monetary policy in the years ahead. Europe remains challenged by high debt levels in the euro zone and weak growth. China experienced an economic slowdown, which rattled global stock markets in August.

Consumer discretionary stocks led the way for the Master Fund as Amazon and Netflix each gained triple-digits for the year. Alphabet (formerly known as Google) was a strong stock within information technology as it continues to dominate Internet search, while Yahoo offset gains. Health care investments also did well, with Gilead Sciences contributing to results.

The industrial economy was weak as the price of oil and commodities dipped. Energy, industrials and materials were the three weakest sectors. Brazilian metals and mining corporation, Vale, was a top detractor.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

41

American Funds

Asset Allocation SAST Portfolio — Class 3

American Funds Asset Allocation SAST Portfolio
Average Annual Total Returns as of 12/31/2015
Class 3*
1-year	1.16%
5-Year	8.90%
Since Inception	5.62%
*	Inception date for Class 3: September 1, 2006.

1

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect the changes in larger companies more heavily than those in smaller companies.

2	The Barclays U.S. Aggregate Bond Index is a broad, unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.
3	The Blended Index is comprised of 60% S&P 500 Index and 40% Barclays U.S. Aggregate Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The American Funds Asset Allocation SAST Portfolio — Class 3 (Feeder Fund) returned 1.16% for the twelve months ended December 31, 2015. The S&P 500 Index, the benchmark for the Portfolio’s equity holdings, gained 1.38% over the same period, while the Barclays U.S. Aggregate Bond Index, which measures investment-grade U.S. bonds (rated BBB/Baa and above), returned 0.55%. The Blended Index ( 60% S&P 500 Index and 40% Barclays U.S. Aggregate Bond Index) returned 1.28%. The American Funds Asset Allocation Fund — Class 1 (Master Fund), which is a mix of stocks and bonds, rose 1.64% for the annual period.

U.S. stocks ended the year only modestly higher despite the S&P 500 climbing to an all-time high in May as concerns about the outlook for global economic growth, lagging corporate earnings and declining commodity prices weighed on economically sensitive sectors. Bonds advanced modestly as investors awaited the Fed’s much anticipated rate hike.

The Master Fund had double-digit gains across consumer discretionary, consumer staples, information technology and health care, outpacing the index in each sector on a relative basis. Not surprisingly, the Master Fund’s weakest sectors on both an absolute and relative basis were energy and materials.

The Master Fund’s fixed-income holdings lagged the index. Commodity-related U.S. high-yield corporate bonds struggled, particularly toward year-end.

The Master Fund’s portfolio managers slightly trimmed stock holdings, ending the year with 66.1% of assets in equities, down from 67.5% a year ago.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

42

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust‘s Portfolios which is available in the Trust‘s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how the SunAmerica Series Trust Portfolios voted proxies relating to securities held in the Trust‘s Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust‘s Forms N-Q are available on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission‘s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

43

Annuity Service Center P.O. Box 15570 Amarillo, TX 79105-5570 CHANGE SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

R4397AR.9 (2/16)

Finding investment opportunities in the midst of rising rates.
Special feature inside

AMERICAN FUNDS®
From Capital Group

American Funds Insurance Series®

Annual report
for the year ended
December 31, 2015

American Funds Insurance Series, from Capital Group, is the underlying investment vehicle for many variable annuities and insurance products. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk. All the variable funds in American Funds Insurance Series may not be available in your product.

Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Futures contracts may not provide an effective hedge of the underlying securities because changes in the prices of futures contracts may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the applicable underlying funds in certain rising market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Special feature

Finding investment

opportunities in the

midst of rising rates.

Contents

Letter to investors

Fund reviews

Investment portfolios

Global Growth Fund

Growth Fund

Growth-Income Fund

Asset Allocation Fund

Financial statements

Fellow investors:

Global stocks delivered essentially flat returns in 2015, with the MSCI World Index edging 0.87%* lower as investor enthusiasm for the U.S. economic recovery was offset by concerns over a sharp slowdown in China. At the end of the year, the U.S. Federal Reserve raised interest rates for the first time in nearly a decade, setting the stage for more “normalized” rates and potentially tighter monetary policy in the years ahead.

U.S. stocks ended the year up modestly, with the MSCI USA Index gaining 1.32%. Standard & Poor’s 500 Composite Index climbed to an all-time high in May, but worries about global economic growth, a potential interest rate hike, corporate earnings and the health of the high-yield bond sector weighed on equities in the second half.

The MSCI China fell 7.82% following a roller coaster performance for the index, which initially soared in early 2015 then tumbled in the third quarter as China’s government pursued an anti-corruption campaign and pressed ahead with reforms. In a bid to stimulate the economy, China’s central bank cut interest rates five times, lowered the amount of cash banks are required to hold as reserves and announced a surprise devaluation of the renminbi.

Japan was among the best-returning developed stock markets, boosted by its substantial quantitative easing program, more shareholder-friendly corporate actions and a persistently weak yen. Equities rose sharply over the first half of 2015, and the Nikkei 225 reached its highest level in more than 18 years. The MSCI Japan Index finished the year with an increase of 9.57%.

European stocks rose in local currency terms, supported by a declining euro and aggressive stimulus measures from the European Central Bank. The euro tumbled to multiyear lows against the U.S. dollar, boosting European exports and sending consumer-related stocks higher. An easing of the ongoing debt crisis in Greece also helped to allay investor fears of a euro-zone breakup. However, the MSCI Europe Index dipped 2.84% for dollar-based investors.

More than twice as many markets declined as advanced in the MSCI ACWI (All Country World Index) in 2015. Among developing markets, the only positive individual country returns came from Hungary (+36.31%) and Russia (+4.21%). Two of the weakest markets were Greece (–61.33%), whose protracted debt crisis rattled markets over the summer after Greek voters rejected the terms of a

*	Country returns are based on MSCI indexes, which reflect reinvestment of distributions and dividends net of withholding taxes, except for the MSCI USA Index, which reflects dividends gross of withholding taxes. All market indexes referenced in this report are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

American Funds Insurance Series

financial bailout package, and Brazil (–41.37%), which found itself roiled by a deep recession, persistently low commodity prices and a government corruption scandal that stalled much-needed reforms.

Investment-grade bond markets were little changed in 2015 in local currency terms, but declined for dollar-based investors as currency depreciation weighed on returns. Barclays Global Aggregate Index fell 3.15%, while Barclays U.S. Aggregate Index inched 0.55% higher. The yield on the benchmark 10-year U.S. Treasury note rose 10 basis points to end the year at

2.27%. Higher yielding bonds struggled, particularly toward year-end. The J.P. Morgan Emerging Markets Bond Index Global rose a modest 1.23% at the close of 2015, while the Barclays U.S. Corporate High Yield 2% Issuer Capped Index declined 4.43%.

In currency markets, the U.S. dollar rose against the euro and most other currencies. Among major currencies*, the euro fell 10.23% against the U.S. dollar. The yen, which reached a 12-year low against the U.S. dollar earlier in the year, finished down 0.33%. The Canadian dollar (–16.62%) and British pound (–5.47%) also lost ground relative to the dollar. Emerging markets currencies experienced pronounced weakness as well. The Brazilian real retreated to its lowest level ever against the dollar (–32.81%), and the Indonesian rupiah (–10.16%) depreciated to its lowest level against the dollar since the 1998 emerging markets currency crisis. The Chinese renminbi held up better despite being devalued, dipping just 4.46%.

U.S. large cap stocks contributed significantly to returns for equity funds in American Funds Insurance Series. The stock market also rewarded growth rather than yield in 2015, which might not necessarily be sustained in the future. It was a defensive year for bonds, making it difficult to add value. Global Bond Fund declined as local bonds of several economically sensitive countries were hurt by lower commodity prices and currency depreciation. High-Income Bond Fund fell on lower oil prices, which negatively affected the bonds of energy and materials companies. The Cash Management Fund continued to be hindered by low short-term interest rates.

Looking ahead

The U.S. consumer sectors are poised to benefit from better income growth following strong job gains in 2015 as well as lower gasoline prices, although the outlook for the commodities and industrials sectors remains challenging. China remains a concern, as lower investment due to industrial overcapacity and further reform activity could impede growth in the near term. But absent an unforeseen catalyst, a global recession is unlikely. Japan, as well as Europe despite its political challenges, are both in relatively positive shape, with improving employment growth, recovering domestic demand and the prospect of higher wages.

Despite investor anxiety over rising rates, which could reduce the value of future cash flows, subsequent increases are expected to be gradual. And, in fact, if higher rates are due to stronger economic growth, that should be positive for stocks. Higher rates also increase returns on cash, while reinvesting at higher yields helps over the long run.

With headwinds from the strong U.S. dollar likely to moderate near term, markets that have performed poorly could bounce back if their economies recover. We will be watching for a spark of global growth that could present an attractive opportunity to invest in markets such as Canada, Australia, Brazil and Mexico following a difficult environment.

Thank you for entrusting your retirement assets to us. Our investment approach features a long-term horizon, deep fundamental research and a sensitivity for bargains, and we remain confident that this time-tested approach will help our shareholders meet their financial goals. We look forward to reporting to you again in six months.

Sincerely,

Donald D. O’Neal

Vice Chairman of the Board

Alan N. Berro

President

February 5, 2016

*	Currency returns are calculated by MSCI.

American Funds Insurance Series

Summary investment portfolios

Summary investment portfolios are designed to streamline this report and help investors better focus on the funds’ principal holdings. Cash Management Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund show a complete listing of portfolio holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings for each fund in the series.

Unless otherwise indicated, American Funds Insurance Series investment results are for Class 2 shares (Class P2 shares for managed risk funds). Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Class 4 shares began operations on December 14, 2012. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include the deduction of additional annual expenses (0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.50% for Class 4 shares).

The mountain charts illustrate the growth of a $10,000 investment in each of the investment portfolios in American Funds Insurance Series (with the exception of Cash Management Fund) over the past 10 years (or the lifetime of the fund if less than 10 years).

The variable annuities and life insurance contracts that use the series funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The series investment adviser waived a portion of its management fees for all existing funds from September 1, 2004, through December 31, 2008, for U.S. Government/AAA-Rated Securities Fund from July 1, 2010, through December 31, 2010, and for Blue Chip Income and Growth Fund from February 1, 2014, through January 31, 2015. For the managed risk funds, the investment adviser is currently waiving a portion of its management fee equal to 0.05% of the funds’ net assets and is currently reimbursing a portion of other expenses so that they will not exceed 0.28%. The waivers and reimbursements will be in effect through at least May 1, 2017, unless modified or terminated by the series board. After that time, the investment adviser may elect to extend, modify or terminate the reimbursements. The waivers may only be modified or terminated with the approval of the series board. Applicable fund results shown reflect the waivers and reimbursements, without which results would have been lower. See the Financial Highlights table in this report for details.

Although Capital Income Builder has a plan of distribution for Class 2 shares, fees for distribution services are not paid on amounts invested in the fund by the investment adviser and/or its affiliates. If fees for these services were charged on these assets, fund results would have been lower and expenses would have been higher. See the “Plans of distribution” section of the prospectus for information on the fees for distribution permitted to be charged by the funds.

Individual funds are listed in this report according to their risk potential, with managed risk funds listed last.

American Funds Insurance Series

Global Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth Fund gained 6.94% for the 12 months ended December 31, 2015, compared with a 2.36% decrease for the MSCI ACWI (All Country World Index).*

U.S. growth has been the strongest anchor in the global economy, whereas China has slowed as it shifts from industrialization to consumption. Meanwhile, Europe and Japan appear to be at the start of economic recoveries. This bodes well for emerging markets, which have been struggling.

Strong selection within consumer discretionary holdings boosted fund results, led by Home Depot, and Internet retailing giant, Amazon. Health care stocks were also large contributors, highlighted by Denmark’s Novo Nordisk, also U.S.-based biopharmaceutical company, Regeneron Pharmaceuticals, which has demonstrated a record of strong sales for medication that treats blindness-causing retinal conditions. Information technology stocks also buoyed returns, most notably Japanese electronics and video game company, Nintendo.

Stocks of companies domiciled in the U.S., Denmark and Japan were additive to results, while stocks based in The Netherlands and Germany lagged.

Earnings may not grow as fast in the U.S. because profit margins are currently at high levels. In contrast, European and Japanese stocks have anticipated a recovery, but earnings have been disappointing. As a result, the exciting opportunities we see are actually individual companies that can benefit from being in that part of the market where there is earnings growth from companies that offer high-quality, branded products.

Country diversification	Percent of net assets

The Americas
United States	42.7%
Canada	1.2
Brazil	.9

44.8

Europe
United Kingdom	7.7
Denmark	5.0
France	4.1
Germany	2.6
Spain	2.4
Netherlands	2.1
Switzerland	1.6
Sweden	1.3
Finland	1.0%
Other	1.4

29.2

Asia/Pacific Basin
Japan	8.6
China	2.9
India	2.5
Hong Kong	2.5
Taiwan	2.2
South Korea	1.1
Other	.4

20.2

Other regions
South Africa	1.5%

Short-term securities & other assets less liabilities	4.3

Total	100.0%

Largest individual equity securities	Percent of net assets

Amazon	5.46%
Novo Nordisk	4.66
Vertex Pharmaceuticals	3.23
Regeneron Pharmaceuticals	3.05
Home Depot	2.78

TSMC	2.17%
ASML	2.13
Priceline Group	2.12
Associated British Foods	2.02
Microsoft	1.79

American Funds Insurance Series

Global Growth Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment for periods ended December 31, 2015

	1 year	5 years	10 years	Lifetime (since April 30, 1997)	Expense ratio
Class 1	7.24%	9.83%	8.17%	9.58%	.55%
Class 2	6.94	9.56	7.90	9.31	.80
Class 4	6.69	9.37	7.67	9.05	1.05

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2016 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

Where the fund’s assets were invested as of December 31, 2015	Percent of net assets

American Funds Insurance Series

Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth Fund gained 6.86% for the 12 months ended December 31, 2015. Standard & Poor’s 500 Composite Index, a market capitalization-weighted index based on the results of 500 widely held common stocks, rose 1.38%.

The U.S. economy continued to show modest improvement, but compared to the major economies around the world, was a clear leader in its growth. China’s economy experienced a slowdown, and most of the euro-zone countries had little or no economic growth. The U.S. consumer and retail economy outpaced the industrial economy for the year.

The fund’s strong results against the S&P 500 were largely brought about by strong stock selection within consumer discretionary holdings, most notably Amazon and Home Depot. The health care sector has continued to be an important area for the fund with solid appreciation in companies such as American pharmaceutical company, Incyte, U.S.-based biotechnology firm, Regeneron Pharmaceuticals, and Hologic, a developer, manufacturer and supplier of diagnostic and medical imaging systems within women’s health.

While the fund has reduced its exposure to energy and materials, those two sectors still were a drag on results. With the U.S. dollar remaining very strong, the fund was impacted a bit by modest investments made outside the U.S.

The portfolio managers are keeping a close watch on the U.S. economy. Credit issues are a concern. The debt of many energy-related companies will hamper some financial institutions, and the drop in oil prices is likely to have some impact on the overall economy. That said, the general corporate business environment seems fine, with overall balance sheets in good shape, and we believe the U.S. market will likely continue to be one of the strongest in 2016.

Largest individual equity securities	Percent of net assets

Amazon	6.65%
Home Depot	3.74
Microsoft	3.52
Wells Fargo	2.59
Comcast	2.27

Facebook	2.08%
ASML	1.98
Express Scripts	1.92
UnitedHealth Group	1.80
Berkshire Hathaway	1.77

American Funds Insurance Series

Growth Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment for periods ended December 31, 2015

	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio
Class 1	7.12%	11.50%	7.20%	12.47%	.35%
Class 2	6.86	11.23	6.93	12.17	.60
Class 3	6.92	11.31	7.00	12.26	.53
Class 4	6.59	10.99	6.68	11.91	.85

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2016 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Where the fund’s assets were invested as of December 31, 2015	Percent of net assets

American Funds Insurance Series

Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth-Income Fund gained 1.45% for the 12 months ended December 31, 2015, while the S&P 500 increased 1.38%.

The U.S. economy slowly improved, yet at a less robust rate than investors might have hoped for in a normal post-recession recovery. The Federal Reserve raised interest rates by 25 basis points for the first time in seven years, setting the stage for gradually tightening monetary policy in the years ahead. Europe remains challenged by high debt levels in the euro zone and weak growth. China experienced an economic slowdown, which rattled global stock markets in August.

Consumer discretionary stocks led the way for the fund as Amazon and Netflix each gained triple-digits for the year. Alphabet (formerly known as Google) was a strong stock within information technology as it continues to dominate Internet search, while Yahoo offset gains. Health care investments also did well, with Gilead Sciences contributing to results.

The industrial economy was weak as the price of oil and commodities dipped. Energy, industrials and materials were the three weakest sectors. Brazilian metals and mining corporation, Vale, was a top detractor.

Some signs of weakness in the U.S. economy have appeared, such as declining activity in the transportation and industrial sectors; and while this could be a seasonal disappointment, it could also be something more significant. However, should this eventually result in increased volatility, it can give the fund’s portfolio managers an opportunity to invest in companies with more favorable valuations for the long term.

Largest individual equity securities	Percent of net assets

Amgen	3.38%
Amazon	3.13
Alphabet	2.92
Texas Instruments	2.46
Verizon Communications	2.17

Microsoft	2.14%
Gilead Sciences	2.08
Philip Morris International	1.66
Celanese	1.61
Union Pacific	1.33

American Funds Insurance Series

Growth-Income Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment for periods ended December 31, 2015

	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio
Class 1	1.72%	11.84%	6.90%	11.11%	.29%
Class 2	1.45	11.56	6.63	10.80	.54
Class 3	1.53	11.64	6.71	10.91	.47
Class 4	1.21	11.31	6.38	10.56	.79

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2016 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Where the fund’s assets were invested as of December 31, 2015	Percent of net assets

American Funds Insurance Series

Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Asset Allocation Fund, which is a mix of stocks and bonds, rose 1.40% for the 12 months ended December 31, 2015. The S&P 500, the benchmark for the fund’s equity holdings, gained 1.38% over the same period, while the Barclays U.S. Aggregate Index, which measures investment-grade U.S. bonds (rated BBB/Baa and above), rose 0.55%. A blend of the two indexes, the 60% S&P 500 Index/40% Barclays U.S. Aggregate Index, advanced 1.28%.*

U.S. stocks ended the year only modestly higher despite the S&P 500 climbing to an all-time high in May as concerns about the outlook for global economic growth, lagging corporate earnings and declining commodity prices weighed on economically sensitive sectors. Bonds advanced modestly as investors awaited the Fed’s much anticipated rate hike.

The fund had double-digit gains across consumer discretionary, consumer staples, information technology and health care, outpacing the index in each sector on a relative basis. Not surprisingly, the fund’s weakest sectors on both an absolute and relative basis were energy and materials.

The fund’s fixed-income holdings lagged the index. Commodity-related U.S. high-yield corporate bonds struggled, particularly toward year-end.

The fund’s portfolio managers slightly trimmed stock holdings, ending the year with 66.1% of assets in equities, down from 67.5% a year ago.

Largest individual equity securities	Percent of net assets

Microsoft	4.63%
Lockheed Martin	2.50
Comcast	2.10
Amazon	2.09
JPMorgan Chase	1.77

Home Depot	1.73%
ACE	1.67
Merck	1.57
UnitedHealth Group	1.55
DuPont	1.40

American Funds Insurance Series

Asset Allocation Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment for periods ended December 31, 2015

	1 year	5 years	10 years	Lifetime (since August 1,1989)	Expense ratio
Class 1	1.64%	9.52%	6.72%	8.37%	.30%
Class 2	1.40	9.24	6.45	8.08	.54
Class 3	1.46	9.32	6.53	8.17	.47
Class 4	1.14	9.07	6.23	7.85	.79

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2016 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	The 60% S&P 500 Index/40% Barclays U.S. Aggregate Index blends the S&P 500 with the Barclays U.S. Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

Where the fund’s assets were invested as of December 31, 2015	Percent of net assets

American Funds Insurance Series

“The beauty of active management is that we have a lot of smart people constantly striving to help investors reach their financial goals — and if we need to change our approach due to new developments, we have that capability.”

After seven long years, the U.S. Federal Reserve finally raised its benchmark interest rate in December 2015. The Fed’s decision reflected its confidence in a U.S. economy that has improved, albeit slowly and inconsistently. It was also meant to send a positive message.

Some investors, however, were concerned that a move by the Fed would hurt their financial situation. The prospect of a tightening cycle — even one initiated with a very small rate increase — has impacted sentiment and contributed to more volatile markets. But rising rates have often been associated with solid equity returns and higher yields.

The portfolio managers and investment analysts responsible for American Funds Insurance Series worked to position the funds for this inevitable hike. Whatever the future holds for interest rates, we believe we are equipped to meet the challenges that any change might bring.

The influence of the Fed

The Federal Reserve, which has a dual mandate to maximize employment and manage inflation, is responsible for U.S. monetary policy. Changes in monetary policy are effected through the federal funds rate, an overnight interbank lending rate.

This triggers a chain of events that affects costs related to credit cards, car payments, mortgages, business loans and lending to finance securities portfolios — to name a few. Monetary policy changes are indirectly transmitted globally through foreign exchange rates.

Following the collapse of the housing bubble in September 2007, the Fed progressively slashed rates to a low of 0% in December 2008 — helping to calm investors at the height of the financial crisis, and then left them there to provide stimulus. Although the Fed sometimes tightens monetary policy to pour cold water on an overheating economy, in this instance its recent decision was motivated by an ongoing improvement in unemployment and slow but choppy growth in the U.S. economy.

By starting the policy normalization process with an increase ranging from

0.25% to 0.50%, Fed officials made it clear that they remain very cautious. Their projections forecast that this tightening cycle will be slower than those of the past, with gradual increases over a multiyear period.

While higher rates mean lower bond prices in the short term, the income investors earn from bonds should benefit from higher yields going forward as the money is reinvested.

“If rates are rising because the economy is growing, then it’s good for equity markets,” says AFIS Vice Chairman Don O’Neal, a portfolio manager in the series since 1991 and currently one of five portfolio managers on Growth-Income Fund. “In fact, we’ve had long periods with good equity markets during rising rate environments. On the other hand, if rates are rising due to inflation while economic growth is stagnant, that’s not so good for equity markets. In my opinion, our current environment is more the former.”

Although the Fed believes that inflation expectations are on target, actual year-over-year inflation was nearly flat throughout 2015, grounded in large part by low energy prices. If inflation increases faster than anticipated, U.S. monetary policymakers could speed things up.

While many countries continue to struggle with growth and have been forced to loosen monetary policy, the Fed perceives the global economic picture as stable enough to absorb slightly higher rates in the U.S. We nonetheless remain mindful that the Fed could reverse course if domestic growth stagnates or volatility in overseas markets accelerates.

Factoring interest rates into our approach

Ultimately, how high interest rates rise depends upon when the Fed decides that the U.S. economy no longer needs the extraordinary support provided by ultra-low borrowing costs. Fed officials have repeatedly said their future decisions will remain “data dependent.”

“The Fed’s first move isn’t nearly as important as the pace of subsequent increases,” says David Hoag, a portfolio manager with AFIS Bond Fund. “In my view, the ‘lower for longer’ interest rate scenario is still very much intact.”

American Funds Insurance Series

But how will economic weakness around the world affect the United States? That’s been the dominant question. Adds David, “Given the backdrop of recent international events, particularly the slowing of China’s economy and the financial turmoil resulting from it, we should expect very slow, measured increases in short-term rates as the Fed seeks to gradually shift policy back to a more normalized level.”

A low interest rate environment is likely to persist. In fact, throughout much of U.S. history, low rates generally have been the norm. Rates have also been kept low for extended periods when they were deemed necessary to recover from financial crises.

Fergus MacDonald, also a portfolio manager for Bond Fund, cautions, “Although the Fed is arguably close on its employment goal, it is still missing its inflation target, with core inflation currently around 1.3%. I would expect the Fed to be extremely cautious and communicate a shallow path of future rate increases.”

If other countries — particularly China — have to further stimulate their economy by keeping rates low, it’s likely to spill over to the U.S. by moderating the rise of long-term yields, even if the Fed hikes short-term rates decisively.

“If rates rise slowly, that doesn’t necessarily mean returns won’t be negative, but if they are negative it will probably be a short-term phenomenon,” explains portfolio manager Thomas Høgh, who manages assets in AFIS Global Bond Fund and U.S. Government/ AAA-Rated Securities Fund. “The advantage of rising rates is that you get to reinvest at more attractive yields.”

A perfect storm of uncertainty — China’s economic slowdown, fears around anticipated movement by the Fed and falling oil prices — combined to trigger a global selloff that has essentially affected stock markets around the world. But overall, there are no indications that a global recession is around the corner, given the absence of any kind of liquidity contraction.

The Federal Reserve looks at various economic metrics in setting the federal funds rate.

Source: Datastream.

U.S. unemployment rate, U.S. job growth and U.S. dollar gain: Period measured covers January 1, 2007, to December 31, 2015. U.S. dollar gain is a weighted average measured against the euro, yen, Canadian dollar, British pound, Swiss franc, Australian dollar and Swedish krona. Core inflation: Period measured covers January 1, 2007, to November 30, 2015. Core inflation, which excludes volatile food and energy prices, calculated monthly as part of the Personal Consumption Expenditures price index (PCE). U.S. gross domestic product (GDP): Period measured covers January 1, 2007, to September 30, 2015.

Allocating assets amid uncertainty

According to Don, the Fed’s recent action should mean a return to a more normal economy and, in turn, more normal volatility. “Investors will need to change their perspective on the importance of the Fed, whose influence in signaling markets will lessen as normalization occurs and fundamentals play a larger part in decision making.”

“There are several ways we try to diversify away from the risk of rising rates,” relates Thomas. “Shortening the duration of bond holdings allows us to reinvest at higher yields more quickly, while buying index-linked bonds helps hedge against U.S. inflation. Globally, we can buy local bonds as well as foreign currencies that may rapidly appreciate in value if there’s a burst of activity that benefits economically sensitive countries.”

Bonds can, importantly, provide a measure of stability during bumpy markets. How big a part they play depends on an investor’s time horizon, financial goals and comfort level. An investor looking for a degree of safety and a more reliable income stream will want a portfolio with a larger percentage of bond holdings.

American Funds Insurance Series

AFIS equity managers continue to seek growth amid the current volatility and to pursue sustainable income through dividends to offset the prospect of higher rates. It’s important to remember that down markets, while unpleasant, often provide opportunities to invest in good companies at lower prices.

While China remains an issue, the country’s challenges are increasingly being priced into the markets at present levels. And, even as oil prices are closer to a bottom, certain energy stocks are gaining in appeal.

“This time next year we’ll have a new president and a different outlook too, I would imagine. There should be less uncertainty than we have today, which is good, and hopefully there will be more optimism, no matter who takes over the job,” Don observes. “The beauty of active management is that we have a lot of smart people constantly striving to help investors reach their financial goals — and if we need to change our approach due to new developments, we have that capability.”  ■

The market’s turbulence is a reminder that stock prices don’t go up forever. Eventually they’re going to fall. Sharp market drops can unnerve even the most seasoned investors. Yet a look back over the past 40 years shows that declines of 10% or more are relatively routine, occurring about once a year.

Source: Rimes. Standard & Poor’s 500 Composite Index declines 1975-2014. Declines are based on price declines of 10% or more (without dividends reinvested) in the unmanaged S&P 500 with 50% recovery rate. Investors cannot invest directly in an index.

Lower for longer

A low rate environment is likely to persist. In fact, throughout much of American history, low rates generally have been the norm. Rates have also been kept low for extended periods when they were deemed necessary to recover from financial crises. Low inflation, slowing job growth and a strong dollar are the crucial factors that should prompt the Fed to move slowly.

10-year U.S. Treasury yields

Source: Thomson Reuters Datastream. As of September 30, 2015.

American Funds Insurance Series

Global Growth Fund

Summary investment portfolio December 31, 2015

Common stocks 95.56%

	Shares	Value (000)

Information technology 21.22%
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	24,065,000	$103,842
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	710,000	16,153
ASML Holding NV1	680,897	60,679
ASML Holding NV (New York registered)	647,176	57,450
Microsoft Corp.	1,790,000	99,309
Visa Inc., Class A	1,053,200	81,676
Nintendo Co., Ltd.[1]	561,000	77,228
Alcatel-Lucent[1,2]	18,213,536	72,076
Alphabet Inc., Class A2	67,700	52,671
Alphabet Inc., Class C2	19,052	14,458
Alibaba Group Holding Ltd. (ADR)[2]	781,050	63,476
AAC Technologies Holdings Inc.[1]	8,132,040	52,869
Murata Manufacturing Co., Ltd.[1]	366,500	52,603
Avago Technologies Ltd.	350,200	50,832
Naver Corp.[1]	85,222	47,461
LinkedIn Corp., Class A2	173,800	39,119
Cognizant Technology Solutions Corp., Class A2	620,000	37,212
Tencent Holdings Ltd.[1]	1,800,000	35,114
ASM Pacific Technology Ltd.[1]	4,443,800	34,766
Other securities		125,146

		1,174,140

Consumer discretionary 19.92%
Amazon.com, Inc.[2]	446,900	302,055
Home Depot, Inc.	1,161,000	153,542
Priceline Group Inc.[2]	92,000	117,295
Industria de Diseño Textil, SA1	1,570,000	53,877
Woolworths Holdings Ltd.[1]	6,662,000	43,050
ASOS PLC[1,2]	802,304	40,536
McDonald’s Corp.	293,000	34,615
Other securities		357,307

		1,102,277

Health care 19.33%
Novo Nordisk A/S, Class B1	4,491,000	258,144
Vertex Pharmaceuticals Inc.[2]	1,419,000	178,553
Regeneron Pharmaceuticals, Inc.[2]	311,400	169,050
UnitedHealth Group Inc.	605,000	71,172
Express Scripts Holding Co.[2]	770,000	67,306
Bristol-Myers Squibb Co.	865,600	59,544
Bayer AG1	349,300	43,824
Novartis AG1	440,000	37,610
Sartorius AG, non-registered shares, nonvoting preferred[1]	143,000	37,336
Merck & Co., Inc.	664,000	35,072
Other securities		112,083

		1,069,694

Financials 12.67%
AIA Group Ltd.[1]	15,387,900	91,674
JPMorgan Chase & Co.	1,065,000	70,322
ORIX Corp.[1]	4,990,000	70,001
Moody’s Corp.	569,000	57,093
Indiabulls Housing Finance Ltd.[1]	3,523,000	39,004
Tokio Marine Holdings, Inc.[1]	972,600	37,475
ICICI Bank Ltd.[1]	8,925,000	35,012
Other securities		300,733

		701,314

American Funds Insurance Series

Global Growth Fund

Common stocks

	Shares	Value (000)

Consumer staples 7.42%
Associated British Foods PLC[1]	2,265,000	$111,491
Kao Corp.[1]	1,398,000	71,740
Seven & i Holdings Co., Ltd.[1]	741,500	33,809
Other securities		193,875

		410,915

Industrials 5.58%
Airbus Group SE, non-registered shares[1]	645,000	43,308
KONE Oyj, Class B1	880,000	37,000
International Consolidated Airlines Group, SA (CDI)[1]	3,620,000	32,308
Other securities		196,181

		308,797

Telecommunication services 2.31%
SoftBank Group Corp.[1]	1,068,000	53,821
BT Group PLC[1]	6,709,356	46,370
Other securities		27,813

		128,004

Other 3.50%
Other securities		193,230

Miscellaneous 3.61%
Other common stocks in initial period of acquisition		199,726

Total common stocks (cost: $4,015,086,000)		5,288,097

Bonds, notes & other debt instruments 0.10%

	Principal amount (000)
U.S. Treasury bonds & notes 0.10%

U.S. Treasury 0.10%
Other securities		5,190

Total bonds, notes & other debt instruments (cost: $5,191,000)		5,190

Short-term securities 4.74%

Federal Home Loan Bank 0.13%–0.22% due 1/15/2016–4/5/2016	$174,500	174,451
Toronto-Dominion Holdings USA Inc. 0.45% due 3/23/2016[3]	44,000	43,947
Other securities		44,092

Total short-term securities (cost: $262,499,000)		262,490

Total investment securities 100.40% (cost: $4,282,776,000)		5,555,777
Other assets less liabilities (0.40)%		(22,145)

Net assets 100.00%		$5,533,632

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were pledged as collateral. The total value of pledged collateral was $391,000, which represented less than .01% of the net assets of the fund.

American Funds Insurance Series

Global Growth Fund

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $94,368,000.

			Contract amount		Unrealized depreciation
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 12/31/2015 (000)
Sales:
Japanese yen	1/11/2016	Bank of America, N.A.	$7,185	¥884,000	$(171)
Japanese yen	1/12/2016	JPMorgan Chase	$1,304	¥160,000	(27)
Japanese yen	1/29/2016	Bank of America, N.A.	$2,939	¥360,000	(59)
Japanese yen	1/29/2016	Citibank	$3,346	¥410,000	(67)
Japanese yen	1/29/2016	Bank of America, N.A.	$12,855	¥1,575,000	(257)
Japanese yen	2/12/2016	Bank of America, N.A.	$1,327	¥160,000	(5)
Japanese yen	2/18/2016	UBS AG	$1,329	¥160,000	(4)

					$(590)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $2,649,062,000, which represented 47.87% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $96,223,000, which represented 1.74% of the net assets of the fund.

Key to abbreviations and symbol

ADR = American Depositary Receipts

CDI = CREST Depository Interest

¥ = Japanese yen

See Notes to Financial Statements

American Funds Insurance Series

Growth Fund

Summary investment portfolio December 31, 2015

Common stocks 96.79%

	Shares	Value (000)

Consumer discretionary 22.46%

Amazon.com, Inc.[1]	2,144,216	$1,449,254
Home Depot, Inc.	6,170,000	815,982
Comcast Corp., Class A	8,785,000	495,738
Twenty-First Century Fox, Inc., Class A	8,285,000	225,021
Charter Communications, Inc., Class A1	1,106,000	202,509
Starbucks Corp.	3,185,000	191,196
NIKE, Inc., Class B	2,680,000	167,500
Ulta Salon, Cosmetics & Fragrance, Inc.[1]	840,000	155,400
MGM Resorts International[1]	6,037,900	137,181
Other securities		1,055,395

		4,895,176

Information technology 21.33%

Microsoft Corp.	13,810,000	766,179
Facebook, Inc., Class A1	4,332,685	453,459
ASML Holding NV (New York registered)	3,034,016	269,330
ASML Holding NV2	1,808,186	161,139
Visa Inc., Class A	4,332,000	335,947
Alphabet Inc., Class A1	224,000	174,274
Alphabet Inc., Class C1	195,625	148,456
Avago Technologies Ltd.	2,215,100	321,522
Taiwan Semiconductor Manufacturing Co., Ltd.[2]	48,537,000	209,441
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,425,392	32,428
Apple Inc.	2,256,300	237,498
LinkedIn Corp., Class A1	788,650	177,509
Nintendo Co., Ltd.[2]	1,114,960	153,487
salesforce.com, inc.[1]	1,915,000	150,136
Other securities		1,057,526

		4,648,331

Health care 17.17%

Express Scripts Holding Co.[1]	4,793,208	418,974
UnitedHealth Group Inc.	3,330,000	391,741
Regeneron Pharmaceuticals, Inc.[1]	627,400	340,597
Vertex Pharmaceuticals Inc.[1]	2,492,000	313,568
Incyte Corp.[1]	2,842,500	308,269
Centene Corp.[1]	4,104,200	270,097
Hologic, Inc.[1]	5,043,000	195,114
Humana Inc.	993,200	177,296
Thermo Fisher Scientific Inc.	1,240,000	175,894
Other securities		1,151,865

		3,743,415

Financials 12.82%

Wells Fargo & Co.	10,401,096	565,404
Berkshire Hathaway Inc., Class A1	1,710	338,238
Berkshire Hathaway Inc., Class B1	363,734	48,027
PNC Financial Services Group, Inc.	1,898,600	180,955
Legal & General Group PLC[2]	45,158,246	178,096
JPMorgan Chase & Co.	2,503,720	165,321
Capital One Financial Corp.	2,120,000	153,022
American International Group, Inc.	2,333,300	144,595
Onex Corp.	2,342,800	143,612
Other securities		878,050

		2,795,320

Consumer staples 8.82%

Costco Wholesale Corp.	2,330,000	376,295
Philip Morris International Inc.	3,615,000	317,795
Coca-Cola Co.	4,670,000	200,623
Kerry Group PLC, Class A2	2,000,000	165,510

American Funds Insurance Series

Growth Fund

Common stocks (continued)

	Shares	Value (000)
Consumer staples (continued)

Kroger Co.	3,710,000	$155,189
Constellation Brands, Inc., Class A	1,075,000	153,123
Other securities		553,807

		1,922,342

Industrials 6.13%

Boeing Co.	2,250,000	325,327
Oshkosh Corp.[3]	4,947,000	193,131
Rockwell Collins, Inc.	1,775,000	163,832
Other securities		653,434

		1,335,724

Energy 5.79%

Concho Resources Inc.[1]	2,149,000	199,556
Suncor Energy Inc.	5,502,090	142,036
Chevron Corp.	1,000,000	89,960
Other securities		829,647

		1,261,199

Other 2.07%

Other securities		452,735

Miscellaneous 0.20%

Other common stocks in initial period of acquisition		44,565

Total common stocks (cost: $14,299,040,000)		21,098,807

Rights & warrants 0.00%

Energy 0.00%

Other securities		336

Total rights & warrants (cost: $20,065,000)		336

Convertible stocks 0.06%

Consumer discretionary 0.06%

Other securities		13,104

Total convertible stocks (cost: $10,650,000)		13,104

Short-term securities 3.42%

	Principal amount (000)
Chevron Corp. 0.17%–0.23% due 1/11/2016–2/16/2016[4]	$136,700	136,677
Federal Home Loan Bank 0.12%–0.58% due 1/8/2016–6/20/2016	416,200	415,818
Other securities		192,629

Total short-term securities (cost: $744,979,000)		745,124

Total investment securities 100.27% (cost: $15,074,734,000)		21,857,371
Other assets less liabilities (0.27)%		(59,687)

Net assets 100.00%		$21,797,684

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Insurance Series

Growth Fund

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the year ended December 31, 2015, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 12/31/2015 (000)
Oshkosh Corp.	4,947,000	—	—	4,947,000	$3,463	$193,131
KGen Power Corp.[1,2,5]	3,166,128	3,166,128	3,166,128	3,166,128	—	1,140
Myriad Genetics, Inc.[6]	3,480,000	—	1,195,753	2,284,247	—	—
FCB Financial Holdings, Inc., Class A6	265,000	1,625,000	210,000	1,680,000	—	—

					$3,463	$194,271

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,556,484,000, which represented 7.14% of the net assets of the fund. This amount includes $1,541,046,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $241,357,000, which represented 1.11% of the net assets of the fund.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[6]	Unaffiliated issuer at 12/31/2015.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Uber Technologies, Inc., Series F, convertible preferred	5/22/2015	$10,650	$13,104	.06%
KGen Power Corp.	12/19/2006	1,203	1,140	.01

Total private placement securities		$11,853	$14,244	.07%

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

Growth-Income Fund

Summary investment portfolio December 31, 2015

Common stocks 92.13%

	Shares	Value (000)

Health care 16.27%

Amgen Inc.	5,038,858	$817,958
Gilead Sciences, Inc.	4,986,900	504,624
Express Scripts Holding Co.[1]	3,176,309	277,641
Stryker Corp.	2,385,241	221,684
Medtronic PLC	2,763,700	212,584
Alexion Pharmaceuticals, Inc.[1]	1,000,700	190,883
UnitedHealth Group Inc.	1,518,396	178,624
Illumina, Inc.[1]	919,330	176,461
Humana Inc.	943,600	168,442
Merck & Co., Inc.	2,835,080	149,749
Other securities		1,040,901

		3,939,551

Information technology 16.02%

Alphabet Inc., Class A1	461,350	358,935
Alphabet Inc., Class C1	459,052	348,365
Texas Instruments Inc.	10,865,959	595,563
Microsoft Corp.	9,373,727	520,054
Oracle Corp.	8,797,001	321,354
Intel Corp.	7,977,500	274,825
Avago Technologies Ltd.	1,507,100	218,756
Accenture PLC, Class A	2,010,500	210,097
Broadcom Corp., Class A	2,514,200	145,371
Other securities		885,907

		3,879,227

Consumer discretionary 12.74%

Amazon.com, Inc.[1]	1,121,000	757,673
Home Depot, Inc.	1,968,000	260,268
Twenty-First Century Fox, Inc., Class A	7,306,200	198,436
Netflix, Inc.[1]	1,621,677	185,487
Comcast Corp., Class A	3,093,000	174,538
Newell Rubbermaid Inc.	3,671,300	161,831
Other securities		1,346,437

		3,084,670

Financials 9.46%

State Street Corp.	3,659,300	242,831
Crown Castle International Corp.	2,682,400	231,893
Wells Fargo & Co.	4,010,900	218,032
Marsh & McLennan Companies, Inc.	3,426,100	189,977
JPMorgan Chase & Co.	2,594,300	171,302
Other securities		1,235,508

		2,289,543

Consumer staples 8.71%

Philip Morris International Inc.	4,578,330	402,481
Coca-Cola Co.	6,371,900	273,737
Kroger Co.	5,629,200	235,469
CVS Health Corp.	1,670,000	163,276
Altria Group, Inc.	2,604,000	151,579
Other securities		882,451

		2,108,993

Industrials 8.60%

Union Pacific Corp.	4,115,069	321,798
General Dynamics Corp.	1,773,000	243,539
Norfolk Southern Corp.	1,866,314	157,872
CSX Corp.	5,825,600	151,174
Other securities		1,207,518

		2,081,901

American Funds Insurance Series

Growth-Income Fund

Common stocks (continued)

	Shares	Value (000)

Energy 6.97%

ConocoPhillips	5,604,460	$261,672
EOG Resources, Inc.	2,565,400	181,605
Royal Dutch Shell PLC, Class A (ADR)	3,251,000	148,863
Chevron Corp.	1,642,000	147,714
Schlumberger Ltd.	2,055,000	143,336
Other securities		805,578

		1,688,768

Materials 6.03%

Celanese Corp., Series A	5,805,900	390,911
Monsanto Co.	2,838,200	279,620
Dow Chemical Co.	4,352,900	224,087
Other securities		565,434

		1,460,052

Telecommunication services 2.60%

Verizon Communications Inc.	11,362,701	525,184
Other securities		103,396

		628,580

Utilities 1.09%

Sempra Energy	1,649,600	155,079
Other securities		109,382

		264,461

Miscellaneous 3.64%

Other common stocks in initial period of acquisition		881,557

Total common stocks (cost: $17,326,562,000)		22,307,303

Convertible stocks 0.03%

Financials 0.02%

Other securities		4,560

Miscellaneous 0.01%

Other convertible stocks in initial period of acquisition		4,272

Total convertible stocks (cost: $9,587,000)		8,832

Convertible bonds 0.19%

	Principal amount (000)

Information technology 0.19%

Other securities		46,232

Total convertible bonds (cost: $27,669,000)		46,232

Bonds, notes & other debt instruments 0.07%

Corporate bonds & notes 0.07%

Telecommunication services 0.07%

Other securities		16,650

Total bonds, notes & other debt instruments (cost: $16,700,000)		16,650

American Funds Insurance Series

Growth-Income Fund

Short-term securities 7.64%

	Principal amount (000)	Value (000)
Federal Home Loan Bank 0.11%–0.47% due 1/4/2016–5/20/2016	$824,070	$823,852
Microsoft Corp. 0.19% due 1/13/2016[2]	40,000	39,997
Other securities		985,926

Total short-term securities (cost: $1,849,657,000)		1,849,775

Total investment securities 100.06% (cost: $19,230,175,000)		24,228,792
Other assets less liabilities (0.06)%		(15,399)

Net assets 100.00%		$24,213,393

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Miscellaneous” and “Other securities” include securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $1,389,203,000, which represented 5.74% of the net assets of the fund. This amount includes $1,310,130,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. One of the securities in “Other securities” (with a value of $4,560,000, a cost of $6,000,000, and which represented .02% of the net assets of the fund) was acquired on 6/28/2012 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.

[2]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $542,031,000, which represented 2.24% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

Asset Allocation Fund

Summary investment portfolio December 31, 2015

Common stocks 66.06%

	Shares	Value (000)

Information technology 14.44%

Microsoft Corp.	15,325,000	$850,231
Intel Corp.	6,879,000	236,981
VeriSign, Inc.[1]	2,675,000	233,688
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	10,000,000	227,500
ASML Holding NV (New York registered)	2,200,000	195,294
Intuit Inc.	2,000,000	193,000
Texas Instruments Inc.	3,000,000	164,430
KLA-Tencor Corp.	2,000,000	138,700
Other securities		412,903

		2,652,727

Consumer discretionary 10.72%

Comcast Corp., Class A	6,840,000	385,981
Amazon.com, Inc.[1]	568,000	383,906
Home Depot, Inc.	2,405,000	318,061
VF Corp.	3,230,000	201,067
Twenty-First Century Fox, Inc., Class A	5,850,000	158,886
Newell Rubbermaid Inc.	3,000,000	132,240
General Motors Co.	3,500,000	119,035
Other securities		270,944

		1,970,120

Financials 8.82%

JPMorgan Chase & Co.	4,925,000	325,198
ACE Ltd.	2,620,000	306,147
First Republic Bank	2,200,000	145,332
Citigroup Inc.	2,750,000	142,312
PNC Financial Services Group, Inc.	1,200,000	114,372
Other securities		586,093

		1,619,454

Industrials 8.22%

Lockheed Martin Corp.	2,115,000	459,272
Boeing Co.	1,720,000	248,695
Robert Half International Inc.	2,800,000	131,992
Nielsen Holdings PLC	2,500,000	116,500
Other securities		554,365

		1,510,824

Health care 7.86%

Merck & Co., Inc.	5,450,000	287,869
UnitedHealth Group Inc.	2,417,000	284,336
Johnson & Johnson	2,075,000	213,144
Humana Inc.	1,019,000	181,902
Pfizer Inc.	4,910,000	158,495
Other securities		317,639

		1,443,385

Energy 5.64%

Weatherford International PLC[1]	19,500,000	163,605
Noble Energy, Inc.	4,700,000	154,771
Chevron Corp.	1,625,000	146,185
Concho Resources Inc.[1]	1,335,000	123,968
Tallgrass Energy GP, LP, Class A1,2	3,100,000	49,507
Other securities		398,736

		1,036,772

American Funds Insurance Series

Asset Allocation Fund

Common stocks (continued)

	Shares	Value (000)

Consumer staples 4.21%

Philip Morris International Inc.	2,850,000	$250,543
Coca-Cola Co.	3,440,000	147,782
Other securities		375,281

		773,606

Materials 4.02%

E.I. du Pont de Nemours and Co.	3,860,781	257,128
FMC Corp.	3,350,000	131,085
LyondellBasell Industries NV	1,500,000	130,350
Dow Chemical Co.	2,500,000	128,700
Other securities		91,417

		738,680

Other 1.47%

Other securities		269,194

Miscellaneous 0.66%

Other common stocks in initial period of acquisition		120,717

Total common stocks (cost: $8,966,609,000)		12,135,479

Convertible stocks 0.04%

Industrials 0.04%

Other securities		6,616

Total convertible stocks (cost: $15,028,000)		6,616

Bonds, notes & other debt instruments 24.41%

	Principal amount (000)

U.S. Treasury bonds & notes 10.92%

U.S. Treasury 8.84%

U.S. Treasury 0.625% 2017	$125,000	124,336
U.S. Treasury 0.625% 2018	153,000	151,123
U.S. Treasury 1.50% 2019	400,000	401,648
U.S. Treasury 1.25% 2020	327,000	322,069
U.S. Treasury 1.625% 2020	125,000	124,452
U.S. Treasury 1.13%-7.25% 2016-2045[3]	494,500	499,708

		1,623,336

U.S. Treasury inflation-protected securities 2.08%

U.S. Treasury Inflation-Protected Security 0.625% 2024[4]	179,402	177,514
U.S. Treasury Inflation-Protected Security 1.375% 2044[4]	130,448	132,911
U.S. Treasury Inflation-Protected Securities 0.38%-0.75% 2025-2045[4]	80,104	71,510

		381,935

Total U.S. Treasury bonds & notes		2,005,271

Corporate bonds & notes 7.96%

Financials 1.47%

ACE INA Holdings Inc. 2.30%-3.35% 2020-2026	9,300	9,236
Citigroup Inc. 2.65% 2020	8,500	8,448
JPMorgan Chase & Co. 1.35%-3.25% 2017-2022	4,515	4,534
JPMorgan Chase & Co., Series Z, junior subordinated 5.30% (undated)	3,200	3,196
Other securities		244,276

		269,690

Health care 1.36%

UnitedHealth Group Inc. 3.35% 2022	4,355	4,459
Other securities		245,108

		249,567

American Funds Insurance Series

Asset Allocation Fund

Bonds, notes & other debt instruments

	Principal amount (000)	Value (000)

Energy 1.11%

Other securities		$204,078

Industrials 0.63%

Lockheed Martin Corp. 3.10%-3.55% 2023-2026	$9,000	9,062
Other securities		107,333

		116,395

Consumer discretionary 0.63%

Amazon.com, Inc. 4.80% 2034	6,000	6,334
Other securities		108,994

		115,328

Information technology 0.38%

Microsoft Corp. 2.65%-4.20% 2022-2035	12,000	12,135
Other securities		57,775

		69,910

Consumer staples 0.29%

Philip Morris International Inc. 3.25%-4.25% 2024-2044	7,000	6,973
Other securities		46,432

		53,405

Other 2.09%

Other securities		384,729

Total corporate bonds & notes		1,463,102

Mortgage-backed obligations 4.55%

Federal agency mortgage-backed obligations 3.12%

Fannie Mae 0%-7.50% 2021-2047[5,6]	225,021	240,074
Freddie Mac 3.50%-6.50% 2023-2046[5,6,7]	149,603	157,739
Other securities		180,093

		577,906

Other mortgage-backed securities 0.70%

Fannie Mae 2.30%-3.51% 2022-2024[5,7]	47,582	49,011
Freddie Mac 1.69%-3.33% 2020-2025[5,7]	66,719	67,910
Other securities		12,854

		129,775

Other 0.73%

Other securities		127,950

Total mortgage-backed obligations		835,631

Federal agency bonds & notes 0.39%

Fannie Mae 2.625% 2024	11,190	11,318
Freddie Mac 0.75%–2.50% 2016–2018	58,300	58,096
Other securities		1,606

Total federal agency bonds & notes		71,020

Other 0.59%

Other securities		109,487

Total bonds, notes & other debt instruments (cost: $4,622,901,000)		4,484,511

American Funds Insurance Series

Asset Allocation Fund

Short-term securities 11.58%

	Principal amount (000)	Value (000)
CAFCO, LLC 0.28%-0.40% due 2/17/2016-2/29/2016	$95,800	$95,763
Chariot Funding, LLC 0.42% due 1/4/2016[8]	47,500	47,498
Ciesco LLC 0.34% due 3/1/2016	50,000	49,976
ExxonMobil Corp. 0.13%-0.36% due 1/5/2016-1/25/2016	154,400	154,380
Federal Home Loan Bank 0.08%-0.54% due 1/7/2016-5/9/2016	859,800	859,509
Freddie Mac 0.15%-0.51% due 1/20/2016-5/18/2016	356,800	356,561
Pfizer Inc 0.42%-0.45% due 3/14/2016-3/22/2016[8]	79,100	79,037
U.S. Treasury Bills 0.21%-0.42% due 3/3/2016-5/19/2016	100,000	99,934
Other securities		384,409

Total short-term securities (cost: $2,126,686,000)		2,127,067

Total investment securities 102.09% (cost: $15,731,224,000)		18,753,673
Other assets less liabilities (2.09)%		(383,106)

Net assets 100.00%		$18,370,567

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $337,743,000, which represented 1.84% of the net assets of the fund. This amount includes $313,884,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Some of these securities (with an aggregate value of $6,616,000, an aggregate cost of $15,029,000, and which represented .04% of the net assets of the fund) were acquired from 3/10/2010 to 5/2/2013 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale. “Other securities” also includes loan participations and assignments which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $36,916,000, which represented .20% of the net assets of the fund.

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $379,083,000.

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized appreciation (depreciation) at 12/31/2015 (000)
Receive	LCH	3-month USD-LIBOR	0.921%	3/5/2017	$50,000	$17
Receive	LCH	3-month USD-LIBOR	1.929	9/29/2019	80,000	1,129
Receive	LCH	3-month USD-LIBOR	1.6365	10/16/2019	124,000	412
Pay	LCH	3-month USD-LIBOR	1.734	3/5/2020	23,000	(123)
Pay	LCH	3-month USD-LIBOR	2.652	9/29/2024	26,000	(1,182)
Pay	LCH	3-month USD-LIBOR	3.402	6/23/2044	18,000	(3,014)
Pay	LCH	3-month USD-LIBOR	2.945	10/16/2044	28,000	(1,991)

						$(4,752)

American Funds Insurance Series

Asset Allocation Fund

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is shown in the summary investment portfolio under the respective industry sectors. Further details on such holdings and related transactions during the year ended December 31, 2015, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 12/31/2015 (000)
Tallgrass Energy GP, LP, Class A1	—	3,100,000	—	3,100,000	$—	$49,507

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	A portion of this security was pledged as collateral. The total value of pledged collateral was $6,921,000, which represented .04% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Purchased on a TBA basis.
[7]	Coupon rate may change periodically.
[8]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $978,698,000, which represented 5.33% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

LCH = LCH.Clearnet

TBA = To-be-announced

See Notes to Financial Statements

American Funds Insurance Series

Financial statements

Statements of assets and liabilities at December 31, 2015

	Global Growth Fund	Global Small Capitalization Fund		Growth Fund	International Fund	New World Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$5,555,777	$4,126,054		$21,663,100	$7,464,417	$2,682,810
Affiliated issuers	—	103,738		194,271	—	—
Cash denominated in currencies other than U.S. dollars	—	80		—	951	39
Cash	176	207		351	102	89
Unrealized appreciation on open forward currency contracts	—	607		—	1,367	86
Receivables for:
Sales of investments	—	5,573		7,037	654	180
Sales of fund’s shares	1,722	1,654		4,079	15,300	12,588
Dividends and interest	8,158	2,599		12,160	15,625	3,502
Closed forward currency contracts	—	—	*	—	7	—
Variation margin	—	—		—	—	—
Other	119	175		289	244	116

	5,565,952	4,240,687		21,881,287	7,498,667	2,699,410

Liabilities:
Unrealized depreciation on open forward currency contracts	590	106		—	950	57
Payables for:
Purchases of investments	—	2,919		16,873	3,489	695
Repurchases of fund’s shares	27,569	1,698		56,417	4,737	1,771
Investment advisory services	2,484	2,507		6,142	3,196	1,653
Services provided by related parties	883	573		3,387	928	264
Trustees’ deferred compensation	57	37		509	224	21
Closed forward currency contracts	—	9		—	—	—
Variation margin	—	—		—	—	—
Other	737	1,335		275	2,493	1,168

	32,320	9,184		83,603	16,017	5,629

Net assets at December 31, 2015	$5,533,632	$4,231,503		$21,797,684	$7,482,650	$2,693,781

Net assets consist of:
Capital paid in on shares of beneficial interest	$3,822,342	$3,311,193		$13,251,433	$6,513,220	$2,694,586
(Distributions in excess of) undistributed net investment income	(256)	(6,905)		29,862	(19,278)	(18,827)
Undistributed (accumulated) net realized gain (loss)	439,641	801,939		1,733,796	629,478	(75,249)
Net unrealized appreciation (depreciation)	1,271,905	125,276		6,782,593	359,230	93,271

Net assets at December 31, 2015	$5,533,632	$4,231,503		$21,797,684	$7,482,650	$2,693,781

Investment securities, at cost:
Unaffiliated issuers	$4,282,776	$3,990,546		$14,866,354	$7,104,135	$2,588,694
Affiliated issuers	—	113,297		208,380	—	—
Cash denominated in currencies other than U.S. dollars, at cost	—	80		—	951	40

See end of statements of assets and liabilities for footnote.

See Notes to Financial Statements

American Funds Insurance Series

					(dollars in thousands)
Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund

$6,879,385	$1,780,060	$24,228,792	$989,282	$238,358	$18,704,166	$221,181	$10,682,116	$2,256,950
—	—	—	—	—	49,507	—	—	—
714	163	831	269	30	—	—	4,477	838
2,760	416	4,177	97	139	947	95	4,588	328
—	133	—	—	—	—	132	178	4,136

10,745	10,128	3,038	1,064	3,126	127,644	3,025	1,954,328	87,056
2,012	476	7,918	69	1,461	10,400	81	3,693	1,450
8,887	2,624	29,642	2,961	860	50,130	804	56,269	20,604
—	—	—	—	—	—	—	104	1,546
—	—	—	—	—	—	—	1,921	16
340	52	734	2	1	146	7	212	46

6,904,843	1,794,052	24,275,132	993,744	243,975	18,942,940	225,325	12,707,886	2,372,970

—	75	—	—	—	—	68	1,210	1,470

—	14,536	15,003	—	6,601	552,086	5,621	2,773,189	123,283
3,399	1,155	36,856	61	130	12,476	192	2,391	672
2,338	916	5,564	542	98	4,314	124	3,072	1,019
754	333	3,081	69	34	1,748	38	976	278
49	16	576	4	— *	191	1	83	17
—	—	—	—	—	—	1	—	39
—	—	—	—	—	304	—	1,953	321
29	239	659	189	107	1,254	16	113	320

6,569	17,270	61,739	865	6,970	572,373	6,061	2,782,987	127,419

$6,898,274	$1,776,782	$24,213,393	$992,879	$237,005	$18,370,567	$219,264	$9,924,899	$2,245,551

$5,314,423	$1,609,069	$16,465,373	$1,035,445	$247,904	$14,833,607	$206,602	$9,913,369	$2,375,817
28,224	5,495	74,007	1,042	(292)	56,335	(1,170)	61,376	(13,116)
615,184	(30,723)	2,675,469	6,970	(1,708)	462,999	(109)	28,891	2,994
940,443	192,941	4,998,544	(50,578)	(8,899)	3,017,626	13,941	(78,737)	(120,144)

$6,898,274	$1,776,782	$24,213,393	$992,879	$237,005	$18,370,567	$219,264	$9,924,899	$2,245,551

$5,938,931	$1,586,959	$19,230,175	$1,039,757	$247,251	$15,647,303	$207,290	$10,761,550	$2,379,594
—	—	—	—	—	83,921	—	—	—
714	163	831	269	30	—	—	4,525	842

American Funds Insurance Series

Statements of assets and liabilities at December 31, 2015

	High- Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund	Managed Risk Growth Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$1,756,259	$448,135	$3,181,842	$363,029	$7,479
Affiliated issuers	—	—	—	—	135,555
Cash denominated in currencies other than U.S. dollars	3,698	—	—	—	—
Cash	10,131	105	2,579	359	—
Unrealized appreciation on open forward currency contracts	37	—	—	—	—
Receivables for:
Sales of investments	5,769	217,380	1,383,857	—	—
Sales of fund’s shares	405	822	1,117	1,125	296
Dividends and interest	33,805	1,026	12,238	2	—	*
Deposits at brokers for futures contracts	—	—	—	—	2,429
Variation margin	—	202	3,398	—	482
Other	116	1	24	—	—

	1,810,220	667,671	4,585,055	364,515	146,241

Liabilities:
Payables for:
Purchases of investments	12,885	325,039	1,515,927	—	267
Repurchases of fund’s shares	546	61	1,207	878	9
Investment advisory services	709	122	881	99	12
Services provided by related parties	181	17	374	72	119
Trustees’ deferred compensation	55	1	59	21	—	*
Variation margin	167	295	4,690	—	2
Other	445	6	31	9	—	*

	14,988	325,541	1,523,169	1,079	409

Net assets at December 31, 2015	$1,795,232	$342,130	$3,061,886	$363,436	$145,832

Net assets consist of:
Capital paid in on shares of beneficial interest	$2,193,604	$337,013	$3,007,195	$363,433	$144,821
(Distributions in excess of) undistributed net investment income	18,573	804	7,412	(23)	328
Undistributed (accumulated) net realized gain (loss)	(153,862)	3,007	51,538	—	13,047
Net unrealized appreciation (depreciation)	(263,083)	1,306	(4,259)	26	(12,364)

Net assets at December 31, 2015	$1,795,232	$342,130	$3,061,886	$363,436	$145,832

Investment securities, at cost:
Unaffiliated issuers	$2,019,693	$447,985	$3,187,328	$363,003	$7,479
Affiliated issuers	—	—	—	—	147,876
Cash denominated in currencies other than U.S. dollars, at cost	3,808	—	—	—	—

See end of statements of assets and liabilities for footnote.

See Notes to Financial Statements

American Funds Insurance Series

(dollars in thousands)
Managed Risk International Fund		Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth- Income Fund		Managed Risk Asset Allocation Fund

$4,290		$6,077		$5,778		$157,858
76,300		127,996		114,552		2,493,178
—		—		—		—
—		—		—		—
—		—		—		—

2		—		—		2,805
170		53		288		5,121
—	*	—	*	—	*	1
2,390		2,910		2,033		14,412
254		543		396		2,162
—		—		—		—

83,406		137,579		123,047		2,675,537

158		48		267		2,787
2		1		1		5,141
7		12		10		225
68		113		99		2,044
—	*	—	*	—	*	5
11		—		1		4
—	*	—	*	—	*	312

246		174		378		10,518

$83,160		$137,405		$122,669		$2,665,019

$91,413		$144,717		$125,867		$2,675,147
839		2,223		1,328		34,133
1,723		5,787		8,210		95,033
(10,815)		(15,322)		(12,736)		(139,294)

$83,160		$137,405		$122,669		$2,665,019

$4,290		$6,077		$5,778		$157,858
86,949		143,247		127,162		2,630,946
—		—		—		—

American Funds Insurance Series

Statements of assets and liabilities at December 31, 2015

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:
Net assets	$1,626,228	$1,705,936	$6,796,089	$3,427,398	$1,562,157
Shares outstanding	61,612	69,893	99,908	189,595	82,769
Net asset value per share	$26.39	$24.41	$68.02	$18.08	$18.87
Class 2:
Net assets	$3,817,174	$2,492,251	$14,413,972	$3,977,860	$960,711
Shares outstanding	145,734	104,294	212,937	220,741	51,356
Net asset value per share	$26.19	$23.90	$67.69	$18.02	$18.71
Class 3:
Net assets			$193,647	$31,575
Shares outstanding			2,832	1,744
Net asset value per share			$68.37	$18.11
Class 4:
Net assets	$90,230	$33,316	$393,976	$45,817	$170,913
Shares outstanding	3,449	1,382	5,857	2,555	9,146
Net asset value per share	$26.16	$24.11	$67.26	$17.93	$18.69

	High- Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund	Managed Risk Growth Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:
Net assets	$1,016,991	$271,931	$1,425,626	$39,432
Shares outstanding	110,672	25,630	115,763	3,503
Net asset value per share	$9.19	$10.61	$12.31	$11.26
Class 2:
Net assets	$765,514	$58,778	$1,578,749	$302,139
Shares outstanding	84,451	5,551	129,429	27,451
Net asset value per share	$9.06	$10.59	$12.20	$11.01
Class 3:
Net assets	$11,610		$10,977	$6,071
Shares outstanding	1,259		890	546
Net asset value per share	$9.22		$12.34	$11.11
Class 4:
Net assets	$1,117	$11,421	$46,534	$15,794
Shares outstanding	115	1,085	3,807	1,415
Net asset value per share	$9.73	$10.52	$12.22	$11.17
Class P1:
Net assets					$426
Shares outstanding					37
Net asset value per share					$11.49
Class P2:
Net assets					$145,406
Shares outstanding					12,721
Net asset value per share					$11.43

*	Amount less than one thousand.

See	Notes to Financial Statements

American Funds Insurance Series

						(dollars and shares in thousands, except per-share amounts)
Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder		Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund

$3,638,508	$293,404	$10,747,098	$706,763	$79,569		$10,912,479	$47,476	$5,730,648	$1,031,825
288,274	23,753	236,737	48,006	8,469		529,242	4,422	535,502	93,756
$12.62	$12.35	$45.40	$14.72	$9.40		$20.62	$10.74	$10.70	$11.01

$3,227,870	$1,478,674	$12,895,255	$253,750	$1		$5,008,326	$171,133	$4,134,660	$1,207,969
258,069	119,913	286,318	17,289	—	*	244,944	15,964	390,934	110,488
$12.51	$12.33	$45.04	$14.68	$9.40		$20.45	$10.72	$10.58	$10.93

		$161,488				$36,226
		3,552				1,756
		$45.46				$20.64

$31,896	$4,704	$409,552	$32,366	$157,435		$2,413,536	$655	$59,591	$5,757
2,545	384	9,138	2,212	16,780		118,320	61	5,617	528
$12.53	$12.26	$44.82	$14.63	$9.38		$20.40	$10.69	$10.61	$10.89

Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

$152	$187	$732	$711,514
16	17	65	60,694
$9.48	$10.80	$11.25	$11.72

$83,008	$137,218	$121,937	$1,953,505
8,805	12,750	10,871	166,755
$9.43	$10.76	$11.22	$11.71

American Funds Insurance Series

Statements of operations for the year ended December 31, 2015

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Investment income:
Income (net of non-U.S. taxes)*:
Dividends	$82,255	$37,755	$272,432	$149,611	$35,665
Interest	485	905	1,399	5,342	10,447

	82,740	38,660	273,831	154,953	46,112

Fees and expenses*:
Investment advisory services	29,539	30,635	73,812	39,545	19,457
Distribution services	10,128	6,875	38,394	11,030	2,906
Insurance administrative services	126	57	254	86	289
Transfer agent services	1	— †	2	1	— †
Administrative services	566	441	2,254	792	269
Reports to shareholders	263	191	1,132	375	127
Registration statement and prospectus	53	77	250	54	56
Trustees’ compensation	52	39	206	72	25
Auditing and legal	90	60	94	226	74
Custodian	642	655	434	1,694	1,171
State and local taxes	—	—	—	—	—
Other	22	17	28	29	45

Total fees and expenses before reimbursement/waiver	41,482	39,047	116,860	53,904	24,419
Less reimbursement/waiver of fees and expenses:
Investment advisory services	—	—	—	—	—

Total reimbursement/waiver of fees and expenses	—	—	—	—	—
Total fees and expenses after reimbursement/waiver	41,482	39,047	116,860	53,904	24,419

Net investment income (loss)	41,258	(387)	156,971	101,049	21,693

Net realized gain (loss) and unrealized (depreciation) appreciation:
Net realized gain (loss) on*:
Investments	458,143	813,416	1,900,915	670,238	(85,183)
Forward currency contracts	2,184	4,141	—	3,508	2,386
Interest rate swaps	—	—	—	—	—
Currency transactions	(5,472)	(178)	(1,742)	(2,172)	(697)

	454,855	817,379	1,899,173	671,574	(83,494)

Net unrealized (depreciation) appreciation on:
Investments	(107,839)	(799,127)	(519,804)	(1,111,661)	(21,600)
Forward currency contracts	(1,958)	94	—	(3,684)	(537)
Interest rate swaps	—	—	—	—	—
Currency translations	11	41	194	411	131

	(109,786)	(798,992)	(519,610)	(1,114,934)	(22,006)

Net realized gain (loss) and unrealized (depreciation) appreciation	345,069	18,387	1,379,563	(443,360)	(105,500)

Net increase (decrease) in net assets resulting from operations	$386,327	$18,000	$1,536,534	$(342,311)	$(83,807)

See end of statements of operations for footnotes.

See Notes to Financial Statements

American Funds Insurance Series

							(dollars in thousands)
Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund

$188,482	$47,798	$464,232	$32,692	$4,948	$261,487	$3,938	$75	$—
412	582	5,058	1,678	388	124,624	1,699	229,904	72,529

188,894	48,380	469,290	34,370	5,336	386,111	5,637	229,979	72,529

28,369	11,171	66,847	6,662	748	49,646	1,455	35,972	13,141
8,810	4,039	35,053	730	279	14,407	446	11,077	3,285
48	7	273	71	279	1,154	— †	108	12
1	— †	3	— †	— †	2	— †	1	— †
715	186	2,499	105	15	1,798	22	986	249
218	51	1,083	19	3	843	4	397	68
38	72	146	22	14	274	6	70	31
65	17	229	9	1	162	2	88	23
45	50	175	45	25	74	43	57	41
171	266	584	266	21	134	32	117	573
—	—	—	—	—	—	1	—	—
9	17	31	36	2	34	22	206	159

38,489	15,876	106,923	7,965	1,387	68,528	2,033	49,079	17,582

6	—	—	—	—	—	—	—	—

6	—	—	—	—	—	—	—	—
38,483	15,876	106,923	7,965	1,387	68,528	2,033	49,079	17,582

150,411	32,504	362,367	26,405	3,949	317,583	3,604	180,900	54,947

617,265	60,160	2,678,584	7,584	(1,239)	479,179	300	19,239	(76,952)
—	2,373	—	9	—	—	(5)	23,312	6,624
—	—	—	—	—	(6,911)	—	24,673	1,875
(33)	(111)	(392)	(104)	14	(293)	(94)	(243)	(4,568)

617,232	62,422	2,678,192	7,489	(1,225)	471,975	201	66,981	(73,021)

(966,964)	(114,598)	(2,629,740)	(92,060)	(7,834)	(528,111)	(5,967)	(219,134)	(83,826)
—	(1,206)	—	—	—	—	(16)	(5,894)	1,831
—	—	—	—	—	4,375	—	9,298	240
4	43	23	10	(5)	22	18	191	1,075

(966,960)	(115,761)	(2,629,717)	(92,050)	(7,839)	(523,714)	(5,965)	(215,539)	(80,680)

(349,728)	(53,339)	48,475	(84,561)	(9,064)	(51,739)	(5,764)	(148,558)	(153,701)

$(199,317)	$(20,835)	$410,842	$(58,156)	$(5,115)	$265,844	$(2,160)	$32,342	$(98,754)

American Funds Insurance Series

Statements of operations for the year ended December 31, 2015

	High- Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund	Managed Risk Growth Fund
Investment income:
Income (net of non-U.S. taxes)*:
Dividends	$255	$—	$—	$—	$1,102
Interest	128,250	4,576	45,146	382	— †

	128,505	4,576	45,146	382	1,102

Fees and expenses*:
Investment advisory services	9,014	1,428	10,936	1,177	287
Distribution services	2,230	148	4,266	804	286
Insurance administrative services	6	9	76	24	286
Transfer agent services	— †	— †	— †	— †	— †
Administrative services	195	34	327	37	—
Accounting and administrative services	—	—	—	—	54
Reports to shareholders	59	6	99	11	2
Registration statement and prospectus	15	13	22	4	18
Trustees’ compensation	18	3	30	3	1
Auditing and legal	38	33	39	33	8
Custodian	25	1	9	1	12
Other	40	15	20	1	68

Total fees and expenses before reimbursement/waiver	11,640	1,690	15,824	2,095	1,022
Less reimbursement/waiver of fees and expenses:
Investment advisory services	—	—	—	—	142
Other	—	—	—	—	129

Total reimbursement/waiver of fees and expenses	—	—	—	—	271
Total fees and expenses after reimbursement/waiver	11,640	1,690	15,824	2,095	751

Net investment income (loss)	116,865	2,886	29,322	(1,713)	351

Net realized gain (loss) and unrealized (depreciation) appreciation:
Net realized gain (loss) on*:
Investments	(78,477)	3,178	40,966	1	(1,761)
Forward currency contracts	1,167	—	—	—	—
Interest rate swaps	1,109	2,444	32,833	—	—
Credit default swaps	(679)	—	—	—	—
Futures contracts	—	—	—	—	(6,355)
Currency transactions	(28)	—	—	—	(17)
Capital gain distributions received	—	—	—	—	21,515

	(76,908)	5,622	73,799	1	13,382

Net unrealized (depreciation) appreciation on:
Investments	(175,151)	(3,700)	(54,243)	10	(14,342)
Forward currency contracts	(196)	—	—	—	—
Interest rate swaps	(274)	1,961	8,864	—	—
Credit default swaps	706	—	—	—	—
Futures contracts	—	—	—	—	395
Currency translations	(71)	—	—	—	—

	(174,986)	(1,739)	(45,379)	10	(13,947)

Net realized gain (loss) and unrealized (depreciation) appreciation	(251,894)	3,883	28,420	11	(565)

Net increase (decrease) in net assets resulting from operations	$(135,029)	$6,769	$57,742	$(1,702)	$(214)

*	Additional information related to non-U.S. taxes, affiliated transactions and class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

(dollars in thousands)
Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

$1,358	$2,783	$1,722	$45,462
1	1	1	14

1,359	2,784	1,723	45,476

173	312	254	5,835
173	312	253	4,697
173	312	253	5,836
— †	— †	— †	— †
—	—	—	—
53	54	54	103
2	2	2	30
10	21	17	364
1	1	1	20
8	9	8	13
12	12	12	12
21	76	52	402

626	1,111	906	17,312

86	149	124	2,801
85	137	115	244

171	286	239	3,045
455	825	667	14,267

904	1,959	1,056	31,209

(529)	2,065	216	4,398
—	—	—	—
—	—	—	—
—	—	—	—
(1,288)	(5,651)	(4,696)	(44,364)
(65)	(7)	(11)	(50)
3,720	11,297	13,419	151,808

1,838	7,704	8,928	111,792

(9,171)	(19,526)	(14,383)	(169,405)
—	—	—	—
—	—	—	—
—	—	—	—
(17)	50	66	(1,526)
—	—	—	—

(9,188)	(19,476)	(14,317)	(170,931)

(7,350)	(11,772)	(5,389)	(59,139)

$(6,446)	$(9,813)	$(4,333)	$(27,930)

American Funds Insurance Series

Statements of changes in net assets

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Year ended December 31		Year ended December 31		Year ended December 31
	2015	2014	2015	2014	2015	2014
Operations:
Net investment income (loss)	$41,258	$51,867	$(387)	$7,363	$156,971	$217,653
Net realized gain (loss)	454,855	558,227	817,379	334,732	1,899,173	4,628,415
Net unrealized (depreciation) appreciation	(109,786)	(479,729)	(798,992)	(249,267)	(519,610)	(2,958,293)

Net increase (decrease) in net assets resulting from operations	386,327	130,365	18,000	92,828	1,536,534	1,887,775

Dividends and distributions paid to shareholders:
Dividends from net investment income	(61,500)	(68,881)	—	(8,225)	(151,371)	(224,482)
Distributions from net realized gain on investments	(539,532)	(559,317)	(331,551)	(18,741)	(4,626,506)	(1,119,414)

Total dividends and distributions paid to shareholders	(601,032)	(628,198)	(331,551)	(26,966)	(4,777,877)	(1,343,896)

Net capital share transactions	179,492	178,506	384,510	(105,588)	2,276,062	(1,339,113)

Total (decrease) increase in net assets	(35,213)	(319,327)	70,959	(39,726)	(965,281)	(795,234)
Net assets:
Beginning of period	5,568,845	5,888,172	4,160,544	4,200,270	22,762,965	23,558,199

End of period	$5,533,632	$5,568,845	$4,231,503	$4,160,544	$21,797,684	$22,762,965

(Distributions in excess of) undistributed net investment income	$(256)	$4,840	$(6,905)	$(20,757)	$29,862	$25,981

	International Growth and Income Fund		Capital Income Builder		Asset Allocation Fund
	Year ended December 31		Year ended December 31		Year ended December 31
	2015	2014	2015	2014*	2015	2014
Operations:
Net investment income (loss)	$26,405	$32,645	$3,949	$716	$317,583	$311,850
Net realized gain (loss)	7,489	24,882	(1,225)	(224)	471,975	1,260,965
Net unrealized (depreciation) appreciation	(92,050)	(92,467)	(7,839)	(1,060)	(523,714)	(654,181)

Net increase (decrease) in net assets resulting from operations	(58,156)	(34,940)	(5,115)	(568)	265,844	918,634

Dividends and distributions paid to shareholders:
Dividends from net investment income	(24,236)	(31,369)	(4,288)	(835)	(334,403)	(282,950)
Distributions from net realized gain on investments	(21,506)	(9,656)	—	(94)	(1,266,708)	(808,834)

Total dividends and distributions paid to shareholders	(45,742)	(41,025)	(4,288)	(929)	(1,601,111)	(1,091,784)

Net capital share transactions	88,567	129,868	171,242	76,663	2,142,966	1,418,325

Total (decrease) increase in net assets	(15,331)	53,903	161,839	75,166	807,699	1,245,175
Net assets:
Beginning of period	1,008,210	954,307	75,166	—	17,562,868	16,317,693

End of period	$992,879	$1,008,210	$237,005	$75,166	$18,370,567	$17,562,868

(Distributions in excess of) undistributed net investment income	$1,042	$(1,634)	$(292)	$(109)	$56,335	$67,803

See end of statements of changes for footnotes.

See Notes to Financial Statements

American Funds Insurance Series

								(dollars in thousands)
International Fund		New World Fund		Blue Chip Income and Growth Fund		Global Growth and Income Fund		Growth-Income Fund
Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31
2015	2014	2015	2014	2015	2014	2015	2014	2015	2014

$101,049	$105,714	$21,693	$30,392	$150,411	$219,105	$32,504	$63,105	$362,367	$352,891
671,574	865,143	(83,494)	150,040	617,232	737,778	62,422	191,803	2,678,192	3,612,305
(1,114,934)	(1,181,692)	(22,006)	(396,524)	(966,960)	25,004	(115,761)	(146,194)	(2,629,717)	(1,415,092)

(342,311)	(210,835)	(83,807)	(216,092)	(199,317)	981,887	(20,835)	108,714	410,842	2,550,104

(129,375)	(119,689)	(19,569)	(31,681)	(147,049)	(221,413)	(36,339)	(66,932)	(352,790)	(345,996)
(446,067)	—	(149,097)	(264,280)	(712,444)	—	—	—	(3,606,146)	(1,199,049)

(575,442)	(119,689)	(168,666)	(295,961)	(859,493)	(221,413)	(36,339)	(66,932)	(3,958,936)	(1,545,045)

688,549	(1,245,391)	364,776	390,346	684,200	(56,686)	(52,395)	(184,153)	2,397,939	(674,865)

(229,204)	(1,575,915)	112,303	(121,707)	(374,610)	703,788	(109,569)	(142,371)	(1,150,155)	330,194

7,711,854	9,287,769	2,581,478	2,703,185	7,272,884	6,569,096	1,886,351	2,028,722	25,363,548	25,033,354

$7,482,650	$7,711,854	$2,693,781	$2,581,478	$6,898,274	$7,272,884	$1,776,782	$1,886,351	$24,213,393	$25,363,548

$(19,278)	$(24,827)	$(18,827)	$(12,575)	$28,224	$24,901	$5,495	$77	$74,007	$67,971

Global Balanced Fund		Bond Fund		Global Bond Fund		High-Income Bond Fund		Mortgage Fund
Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31
2015	2014	2015	2014	2015	2014	2015	2014	2015	2014

$3,604	$3,998	$180,900	$182,459	$54,947	$58,842	$116,865	$114,002	$2,886	$3,082
201	3,440	66,981	206,562	(73,021)	41,961	(76,908)	51,505	5,622	7,167
(5,965)	(4,235)	(215,539)	115,241	(80,680)	(60,877)	(174,986)	(152,358)	(1,739)	4,203

(2,160)	3,203	32,342	504,262	(98,754)	39,926	(135,029)	13,149	6,769	14,452

(2,403)	(2,876)	(182,773)	(196,026)	(1,846)	(38,880)	(114,287)	(116,796)	(5,398)	(2,963)
(2,968)	(5,479)	(192,440)	(3,424)	(69,034)	(22,998)	—	—	(4,268)	—

(5,371)	(8,355)	(375,213)	(199,450)	(70,880)	(61,878)	(114,287)	(116,796)	(9,666)	(2,963)

11,046	28,764	697,150	(6,277)	(169,118)	17,465	82,072	130,489	219	86,031

3,515	23,612	354,279	298,535	(338,752)	(4,487)	(167,244)	26,842	(2,678)	97,520

215,749	192,137	9,570,620	9,272,085	2,584,303	2,588,790	1,962,476	1,935,634	344,808	247,288

$219,264	$215,749	$9,924,899	$9,570,620	$2,245,551	$2,584,303	$1,795,232	$1,962,476	$342,130	$344,808

$(1,170)	$(358)	$61,376	$29,269	$(13,116)	$(357)	$18,573	$16,634	$804	$732

American Funds Insurance Series

Statements of changes in net assets

	U.S. Government/ AAA-Rated Securities Fund		Cash Management Fund		Managed Risk Growth Fund
	Year ended December 31		Year ended December 31		Year ended December 31
	2015	2014	2015	2014	2015	2014
Operations:
Net investment income (loss)	$29,322	$38,754	$(1,713)	$(2,052)	$351	$536
Net realized gain (loss)	73,799	48,326	1	1	13,382	1,092
Net unrealized (depreciation) appreciation	(45,379)	86,330	10	3	(13,947)	(434)

Net increase (decrease) in net assets resulting from operations	57,742	173,410	(1,702)	(2,048)	(214)	1,194

Dividends and distributions paid to shareholders:
Dividends from net investment income	(48,582)	(41,683)	—	—	—	(534)
Distributions from net realized gain on investments	(27,147)	—	—	—	—	(1,328)

Total dividends and distributions paid to shareholders	(75,729)	(41,683)	—	—	—	(1,862)

Net capital share transactions	(393,940)	(57,173)	(29,927)	(62,920)	66,782	51,939

Total (decrease) increase in net assets	(411,927)	74,554	(31,629)	(64,968)	66,568	51,271
Net assets:
Beginning of period	3,473,813	3,399,259	395,065	460,033	79,264	27,993

End of period	$3,061,886	$3,473,813	$363,436	$395,065	$145,832	$79,264

(Distributions in excess of) undistributed net investment income	$7,412	$5,404	$(23)	$(22)	$328	$60

*	For the period May 1, 2014, commencement of operations, through December 31, 2014.

See Notes to Financial Statements

American Funds Insurance Series

(dollars in thousands)
Managed Risk International Fund		Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31
2015	2014	2015	2014	2015	2014	2015	2014

$904	$485	$1,959	$2,247	$1,056	$641	$31,209	$20,101
1,838	96	7,704	(938)	8,928	1,387	111,792	54,138
(9,188)	(2,770)	(19,476)	2,283	(14,317)	(416)	(170,931)	(23,318)

(6,446)	(2,189)	(9,813)	3,592	(4,333)	1,612	(27,930)	50,921

(14)	(510)	(530)	(2,179)	(67)	(643)	(38,084)	(1,557)
—	—	—	—	—	(1,590)	(48,390)	—

(14)	(510)	(530)	(2,179)	(67)	(2,233)	(86,474)	(1,557)

43,513	31,920	49,641	70,335	51,303	52,232	722,454	1,100,535

37,053	29,221	39,298	71,748	46,903	51,611	608,050	1,149,899

46,107	16,886	98,107	26,359	75,766	24,155	2,056,969	907,070

$83,160	$46,107	$137,405	$98,107	$122,669	$75,766	$2,665,019	$2,056,969

$839	$14	$2,223	$69	$1,328	$12	$34,133	$24,307

American Funds Insurance Series

Notes to financial statements

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 28 different funds (the “funds”). Twenty-three funds in the series are covered in this report. The other five funds in the series are covered in a separate report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments - primarily short positions on exchange-traded futures contracts - to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in the next 12 months; however, the series reserves the right to delay the implementation.

The investment objectives for each fund covered in this report are as follows:

Global Growth Fund — Seeks to provide long-term growth of capital.

Global Small Capitalization Fund — Seeks to provide long-term growth of capital.

Growth Fund — Seeks to provide growth of capital.

International Fund — Seeks to provide long-term growth of capital.

New World Fund — Seeks long-term capital appreciation.

Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Global Growth and Income Fund — Seeks to provide long-term growth of capital while providing current income.

Growth-Income Fund — Seeks to achieve long-term growth of capital and income.

International Growth and Income Fund — Seeks to provide long-term growth of capital while providing current income.

Capital Income Builder — Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years. Secondarily, seeks to provide growth of capital.

Asset Allocation Fund — Seeks to provide high total return consistent with preservation of capital over the long term.

Global Balanced Fund — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

Bond Fund — Seeks to provide as high a level of current income as is consistent with the preservation of capital.

Global Bond Fund — Seeks to provide, over the long term, a high level of total return consistent with prudent investment management.

High-Income Bond Fund — Seeks to provide a high level of current income and, secondarily, capital appreciation.

Mortgage Fund — Seeks to provide current income and preservation of capital.

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund — Seeks to provide a high level of current income consistent with preservation of capital.

Cash Management Fund — Seeks to provide income on cash reserves while preserving capital and maintaining liquidity. On

December 4, 2015, shareholders of Cash Management Fund formally approved a proposal to convert the fund to an ultra-short-term bond fund. In connection with the conversion, which will be effected on or about May 1, 2016, the fund’s name will change to Ultra-Short Bond Fund. The fund’s investment objective will remain substantially unchanged and the fund will continue to seek to provide investors with current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity. The fund will continue to have an NAV that fluctuates.

Managed Risk Growth Fund — Seeks to provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — Seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — Seeks to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — Seeks to provide high total return consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either three or four share classes (Classes 1, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

American Funds Insurance Series

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

American Funds Insurance Series

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Government Cash Management Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency, and pay frequency. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

American Funds Insurance Series

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of December 31, 2015 (dollars in thousands):

Global Growth Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$606,602	$567,538	$—	$1,174,140
Consumer discretionary	750,883	351,394	—	1,102,277
Health care	687,268	382,426	—	1,069,694
Financials	209,750	491,564	—	701,314
Consumer staples	67,806	343,109	—	410,915
Industrials	115,611	193,186	—	308,797
Telecommunication services	—	128,004	—	128,004
Other	115,504	77,726	—	193,230
Miscellaneous	85,611	114,115	—	199,726
Bonds, notes & other debt instruments	—	5,190	—	5,190
Short-term securities	—	262,490	—	262,490

Total	$2,639,035	$2,916,742	$—	$5,555,777

	Other investments†
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(590)	$—	$(590)

*	Securities with a value of $2,649,062,000, which represented 47.87% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Global Small Capitalization Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$418,405	$360,129	$4	$778,538
Health care	565,694	88,840	—	654,534
Information technology	327,729	229,788	4,309	561,826
Industrials	127,065	278,467	—	405,532
Consumer staples	142,540	143,566	—	286,106
Financials	104,467	179,957	—	284,424
Energy	115,026	37,591	8,392	161,009
Materials	86,626	65,920	32	152,578
Utilities	—	80,823	—	80,823
Telecommunication services	—	2,433	—	2,433
Miscellaneous	86,152	123,074	—	209,226
Rights & warrants	271	—	46	317
Convertible stocks	—	—	6,913	6,913
Bonds, notes & other debt instruments	—	9,152	—	9,152
Short-term securities	—	636,381	—	636,381

Total	$1,973,975	$2,236,121	$19,696	$4,229,792

American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$607	$—	$607
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(106)	—	(106)

Total	$—	$501	$—	$501

*	Securities with a value of $1,549,663,000, which represented 36.62% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Growth Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$4,728,672	$166,504	$—	$4,895,176
Information technology	3,910,087	738,244	—	4,648,331
Health care	3,723,425	19,990	—	3,743,415
Financials	2,617,224	178,096	—	2,795,320
Consumer staples	1,700,872	221,470	—	1,922,342
Industrials	1,134,114	201,610	—	1,335,724
Energy	1,261,199	—	—	1,261,199
Other	437,686	13,909	1,140	452,735
Miscellaneous	42,148	2,417	—	44,565
Rights & warrants	336	—	—	336
Convertible stocks	—	—	13,104	13,104
Short-term securities	—	745,124	—	745,124

Total	$19,555,763	$2,287,364	$14,244	$21,857,371

*	Securities with a value of $1,541,046,000, which represented 7.07% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.

International Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$36,366	$1,454,447	$—	$1,490,813
Information technology	266,991	705,069	—	972,060
Health care	58,267	868,577	—	926,844
Consumer discretionary	80,407	827,869	—	908,276
Industrials	31,359	724,111	—	755,470
Consumer staples	29,149	504,865	—	534,014
Utilities	—	384,945	—	384,945
Materials	36,520	295,515	—	332,035
Telecommunication services	—	213,110	—	213,110
Energy	29,378	164,065	—	193,443
Miscellaneous	—	89,293	—	89,293
Rights & warrants	—	242	—	242
Bonds, notes & other debt instruments	—	81,186	—	81,186
Short-term securities	—	582,686	—	582,686

Total	$568,437	$6,895,980	$—	$7,464,417

See next page for footnote.

American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$1,367	$—	$1,367
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(950)	—	(950)

Total	$—	$417	$—	$417

*	Securities with a value of $6,010,353,000, which represented 80.32% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

New World Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$176,777	$246,806	$—	$423,583
Consumer discretionary	142,788	245,658	—	388,446
Financials	156,080	180,686	32	336,798
Health care	95,753	152,561	—	248,314
Consumer staples	51,319	138,243	—	189,562
Industrials	49,121	104,343	—	153,464
Energy	47,057	75,447	—	122,504
Telecommunication services	5,162	43,850	—	49,012
Materials	35,095	5,054	1,719	41,868
Utilities	—	33,499	—	33,499
Miscellaneous	26,193	106,701	—	132,894
Preferred securities	1,156	—	—	1,156
Rights & warrants	—	65,266	—	65,266
Bonds, notes & other debt instruments	—	100,840	—	100,840
Short-term securities	—	395,604	—	395,604

Total	$786,501	$1,894,558	$1,751	$2,682,810

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on forward currency contracts	$—	$86	$—	$86
Liabilities:
Unrealized depreciation on forward currency contracts	—	(57)	—	(57)

Total	$—	$29	$—	$29

*	Securities with a value of $1,299,479,000, which represented 48.24% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

Blue Chip Income and Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$1,085,579	$—	$—	$1,085,579
Information technology	1,082,459	—	—	1,082,459
Industrials	985,450	—	—	985,450
Telecommunication services	796,773	—	—	796,773
Consumer staples	706,310	—	—	706,310
Energy	429,429	—	—	429,429
Consumer discretionary	403,929	—	—	403,929
Materials	282,560	—	—	282,560
Financials	251,265	—	—	251,265
Utilities	232,442	—	—	232,442
Miscellaneous	337,176	—	—	337,176
Short-term securities	—	286,013	—	286,013

Total	$6,593,372	$286,013	$—	$6,879,385

Global Growth and Income Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$184,024	$107,731	$—	$291,755
Consumer discretionary	157,699	92,686	—	250,385
Information technology	141,273	78,531	—	219,804
Industrials	121,755	96,289	—	218,044
Health care	96,292	55,212	—	151,504
Consumer staples	76,131	74,590	—	150,721
Telecommunication services	31,811	57,944	—	89,755
Energy	73,046	13,246	—	86,292
Materials	57,423	11,893	—	69,316
Utilities	13,885	25,384	—	39,269
Miscellaneous	41,231	47,218	—	88,449
Preferred securities	489	—	—	489
Bonds, notes & other debt instruments	—	2,532	—	2,532
Short-term securities	—	121,745	—	121,745

Total	$995,059	$785,001	$—	$1,780,060

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$133	$—	$133
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(75)	—	(75)

Total	$—	$58	$—	$58

*	Securities with a value of $656,554,000, which represented 36.95% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

Growth-Income Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Health care	$3,840,604	$98,947	$—	$3,939,551
Information technology	3,783,764	95,463	—	3,879,227
Consumer discretionary	2,800,513	284,157	—	3,084,670
Financials	2,133,266	156,277	—	2,289,543
Consumer staples	1,905,031	203,962	—	2,108,993
Industrials	1,976,239	105,662	—	2,081,901
Energy	1,491,407	197,361	—	1,688,768
Materials	1,375,474	84,578	—	1,460,052
Telecommunication services	628,580	—	—	628,580
Utilities	264,461	—	—	264,461
Miscellaneous	718,761	162,796	—	881,557
Convertible stocks	4,272	4,560	—	8,832
Convertible bonds	—	46,232	—	46,232
Bonds, notes & other debt instruments	—	16,650	—	16,650
Short-term securities	—	1,849,775	—	1,849,775

Total	$20,922,372	$3,306,420	$—	$24,228,792

*	Securities with a value of $1,310,130,000, which represented 5.41% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.

International Growth and Income Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$18,372	$191,387	$—	$209,759
Consumer staples	36,949	120,298	—	157,247
Consumer discretionary	—	122,712	—	122,712
Utilities	—	106,624	—	106,624
Health care	—	89,129	—	89,129
Industrials	—	66,498	—	66,498
Energy	19,763	20,716	—	40,479
Telecommunication services	2,240	31,721	—	33,961
Materials	2,076	26,271	—	28,347
Information technology	2,836	22,691	—	25,527
Convertible bonds	—	2,455	—	2,455
Bonds, notes & other debt instruments	—	14,984	—	14,984
Short-term securities	—	91,560	—	91,560

Total	$82,236	$907,046	$—	$989,282

*	Securities with a value of $791,391,000, which represented 79.71% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.

American Funds Insurance Series

Capital Income Builder

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer staples	$21,881	$13,119	$—	$35,000
Financials	14,906	15,657	—	30,563
Utilities	3,838	18,636	—	22,474
Health care	8,625	10,599	—	19,224
Telecommunication services	8,269	9,754	—	18,023
Information technology	12,608	4,675	—	17,283
Consumer discretionary	5,357	9,296	—	14,653
Energy	12,518	1,912	—	14,430
Industrials	4,301	7,775	—	12,076
Materials	3,331	2,865	—	6,196
Miscellaneous	—	1,495	—	1,495
Convertible stocks	757	—	—	757
Bonds, notes & other debt instruments	—	37,185	—	37,185
Short-term securities	—	8,999	—	8,999

Total	$96,391	$141,967	$—	$238,358

*	Securities with a value of $95,783,000, which represented 40.41% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.

Asset Allocation Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$2,555,207	$97,520	$—	$2,652,727
Consumer discretionary	1,948,928	21,192	—	1,970,120
Financials	1,619,454	—	—	1,619,454
Industrials	1,489,209	21,614	1	1,510,824
Health care	1,386,885	55,117	1,383	1,443,385
Energy	1,036,772	—	—	1,036,772
Consumer staples	676,504	97,102	—	773,606
Materials	738,680	—	—	738,680
Other	269,194	—	—	269,194
Miscellaneous	94,919	24,103	1,695	120,717
Convertible stocks	—	6,616	—	6,616
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	2,005,271	—	2,005,271
Corporate bonds & notes	—	1,451,702	11,400	1,463,102
Mortgage-backed obligations	—	835,631	—	835,631
Federal agency bonds & notes	—	71,020	—	71,020
Other	—	109,487	—	109,487
Short-term securities	—	2,127,067	—	2,127,067

Total	$11,815,752	$6,923,442	$14,479	$18,753,673

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$1,558	$—	$1,558
Liabilities:
Unrealized depreciation on interest rate swaps	—	(6,310)	—	(6,310)

Total	$—	$(4,752)	$—	$(4,752)

*	Securities with a value of $313,884,000, which represented 1.71% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Interest rate swaps are not included in the investment portfolio.

American Funds Insurance Series

Global Balanced Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Industrials	$9,291	$16,183	$—	$25,474
Consumer staples	11,171	10,751	—	21,922
Health care	14,313	5,266	—	19,579
Information technology	8,310	9,420	—	17,730
Financials	4,401	12,671	—	17,072
Consumer discretionary	8,769	3,733	—	12,502
Energy	6,875	2,807	—	9,682
Materials	8,551	802	—	9,353
Utilities	—	3,692	—	3,692
Telecommunication services	1,287	1,609	—	2,896
Miscellaneous	—	1,221	—	1,221
Convertible bonds	—	265	—	265
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	30,548	—	30,548
U.S. Treasury bonds & notes	—	17,901	—	17,901
Corporate bonds & notes	—	13,402	—	13,402
Mortgage-backed obligations	—	6,123	—	6,123
Asset-backed obligations	—	322	—	322
Short-term securities	—	11,497	—	11,497

Total	$72,968	$148,213	$—	$221,181

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on forward currency contracts	$—	$132	$—	$132
Liabilities:
Unrealized depreciation on forward currency contracts	—	(68)	—	(68)

Total	$—	$64	$—	$64

*	Securities with a value of $67,674,000, which represented 30.86% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$3,786,383	$—	$3,786,383
Corporate bonds & notes	—	2,982,015	354	2,982,369
Mortgage-backed obligations	—	1,891,889	—	1,891,889
Bonds & notes of governments & government agencies outside the U.S.	—	252,023	—	252,023
Federal agency bonds & notes	—	112,582	—	112,582
Asset-backed obligations	—	100,900	—	100,900
Municipals	—	98,750	—	98,750
Preferred securities	658	—	—	658
Common stocks	697	—	728	1,425
Short-term securities	—	1,455,137	—	1,455,137

Total	$1,355	$10,679,679	$1,082	$10,682,116

American Funds Insurance Series

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$178	$—	$178
Unrealized appreciation on interest rate swaps	—	13,978	—	13,978
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(1,210)	—	(1,210)
Unrealized depreciation on interest rate swaps	—	(12,141)	—	(12,141)

Total	$—	$805	$—	$805

*	Forward currency contracts and interest rate swaps are not included in the investment portfolio.

Global Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$296,926	$—	$296,926
Japanese yen	—	159,882	—	159,882
Danish kroner	—	95,932	—	95,932
Mexican pesos	—	91,231	—	91,231
Hungarian forints	—	75,688	—	75,688
Polish zloty	—	71,710	—	71,710
British pounds	—	60,146	—	60,146
Indian rupees	—	52,263	—	52,263
Malaysian ringgits	—	28,316	—	28,316
U.S. dollars	—	1,185,882	150	1,186,032
Other	—	52,719	—	52,719
Convertible stocks	—	222	—	222
Common stocks	653	194	268	1,115
Short-term securities	—	84,768	—	84,768

Total	$653	$2,255,879	$418	$2,256,950

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on forward currency contracts	$—	$4,136	$—	$4,136
Unrealized appreciation on interest rate swaps	—	713	—	713
Liabilities:
Unrealized depreciation on forward currency contracts	—	(1,470)	—	(1,470)
Unrealized depreciation on interest rate swaps	—	(648)	—	(648)

Total	$—	$2,731	$—	$2,731

*	Forward currency contracts and interest rate swaps are not included in the investment portfolio.

High-Income Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$1,498,214	$11,170	$1,509,384
Asset-backed obligations	—	2,983	—	2,983
Other	—	22,500	—	22,500
Convertible bonds	—	6,467	—	6,467
Convertible stocks	7,043	3,988	—	11,031
Common stocks	16,426	2,530	3,781	22,737
Short-term securities	—	181,157	—	181,157

Total	$23,469	$1,717,839	$14,951	$1,756,259

American Funds Insurance Series

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$37	$—	$37
Unrealized appreciation on interest rate swaps	—	3	—	3
Unrealized appreciation on credit default swaps	—	706	—	706
Liabilities:
Unrealized depreciation on interest rate swaps	—	(277)	—	(277)

Total	$—	$469	$—	$469

*	Forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

Mortgage Fund

At December 31, 2015, all of the fund’s investments were classified as Level 2.

U.S. Government/AAA-Rated Securities Fund

At December 31, 2015, all of the fund’s investments were classified as Level 2.

Cash Management Fund

At December 31, 2015, all of the fund’s investment securities were classified as Level 2.

Managed Risk Growth Fund

At December 31, 2015, all of the fund’s investments were classified as Level 1.

Managed Risk International Fund

At December 31, 2015, all of the fund’s investments were classified as Level 1.

Managed Risk Blue Chip Income and Growth Fund

At December 31, 2015, all of the fund’s investments were classified as Level 1.

Managed Risk Growth-Income Fund

At December 31, 2015, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

At December 31, 2015, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions, and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

American Funds Insurance Series

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks maybe more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose a fund to losses in excess of its initial investment. Derivatives may be difficult for a fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

American Funds Insurance Series

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Currency — The prices of, and the income generated by, most debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in mortgage-related securities and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — Contracts for future delivery of mortgage-related securities, such as to be announced contracts and mortgage dollar rolls, involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of a fund.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates – i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce a fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to a fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. Although such securities are generally less sensitive to interest rate changes, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield, and, given the historically low interest rate environment, risks associated with rising rates are currently heightened.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

American Funds Insurance Series

Nondiversification — As nondiversified funds, certain funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding would adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the risk management strategy of the managed risk fund.

Management — The managed risk funds are subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks — Because the managed risk funds’ investments consist of individual underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and the respective underlying fund.

Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation has fallen below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which a fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example a fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If a fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of a fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, a fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

American Funds Insurance Series

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

5. Certain investment techniques

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities — The managed risk funds hold shares of the Government Cash Management Fund, a cash management vehicle offered by the Bank of New York Mellon (“BNY Mellon”), the funds’ custodian bank. The Government Cash Management Fund is managed by the Dreyfus Corporation.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations. As of December 31, 2015, Global Growth Fund, Global Small Capitalization Fund, International Fund, New World Fund, Global Growth and Income Fund, Global Balanced Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund had open forward currency contracts. As of December 31, 2015, International Growth and Income Fund did not have any open forward currency contracts. The average month-end notional amount of open forward currency contracts while held was $541,000.

Interest rate swaps — Some of the funds have entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The series’ investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the series’ investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

American Funds Insurance Series

On a daily basis, the series’ investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in each fund’s statement of operations. As of December 31, 2015, Asset Allocation Fund, Bond Fund, Global Bond Fund, High-Income Bond Fund, Mortgage Fund and U.S. Government/AAA-Rated Securities Fund had open interest rate swaps.

Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The series’ investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When a fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the centrally cleared swaps, and records variation margin in the statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in each fund’s statement of operations. As of December 31, 2015, only High-Income Bond Fund had open credit default swaps. As of December 31, 2015, Bond Fund did not have any open credit default swaps. The average month-end notional amount of open credit default swaps while held was $69,300,000.

Futures contracts — The managed risk funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or FCM, in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. When initial margin is deposited with brokers, a receivable is recorded in the fund’s statement of assets and liabilities.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized

American Funds Insurance Series

appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations. As of December 31, 2015, only Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund held futures contracts.

The following tables present the financial statement impacts resulting from the funds’ use of forward currency contracts, interest rate swaps, credit default swaps and/or futures contracts as of December 31, 2015 (dollars in thousands):

			Global Growth Fund	Global Small Capitalization Fund	International Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	$607	$1,367
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	7
Interest rate swaps	Interest	Net unrealized appreciation*	—	—	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—

			$—	$607	$1,374

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$590	$106	$950
Forward currency	Currency	Payables for closed forward currency contracts	—	9	—
Interest rate swaps	Interest	Net unrealized depreciation*	—	—	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—

			$590	$115	$950

Net realized gain	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$2,184	$4,141	$3,508
Interest rate swaps	Interest	Net realized gain on interest rate swaps	—	—	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—

			$2,184	$4,141	$3,508

Net unrealized (depreciation) appreciation	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized (depreciation) appreciation on forward currency contracts	$(1,958)	$94	$(3,684)
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	—	—	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—

			$(1,958)	$94	$(3,684)

American Funds Insurance Series

			New World Fund	Global Growth and Income Fund	International Growth and Income Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$86	$133	$—
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	—	—	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—

			$86	$133	$—

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$57	$75	$—
Forward currency	Currency	Payables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized depreciation*	—	—	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—

			$57	$75	$—

Net realized gain	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$2,386	$2,373	$9
Interest rate swaps	Interest	Net realized gain on interest rate swaps	—	—	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—

			$2,386	$2,373	$9

Net unrealized depreciation	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized depreciation on forward currency contracts	$(537)	$(1,206)	$—
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	—	—	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—

			$(537)	$(1,206)	$—

See end of tables for footnote.

American Funds Insurance Series

			Asset Allocation Fund	Global Balanced Fund	Bond Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	$132	$178
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	104
Interest rate swaps	Interest	Net unrealized appreciation*	1,558	—	13,978
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—

			$1,558	$132	$14,260

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$—	$68	$1,210
Forward currency	Currency	Payables for closed forward currency contracts	—	1	—
Interest rate swaps	Interest	Net unrealized depreciation*	6,310	—	12,141
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—

			$6,310	$69	$13,351

Net realized (loss) gain	Risk type	Location on statements of operations
Forward currency	Currency	Net realized (loss) gain on forward currency contracts	$—	$(5)	$23,312
Interest rate swaps	Interest	Net realized (loss) gain on interest rate swaps	(6,911)	—	24,673
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—

			$(6,911)	$(5)	$47,985

Net unrealized (depreciation) appreciation	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized (depreciation) on forward currency contracts	$—	$(16)	$(5,894)
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	4,375	—	9,298
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—

			$4,375	$(16)	$3,404

American Funds Insurance Series

			Global Bond Fund	High- Income Bond Fund	Mortgage Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$4,136	$37	$—
Forward currency	Currency	Receivables for closed forward currency contracts	1,546	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	713	3	2,821
Credit default swaps	Credit	Net unrealized appreciation*	—	706	—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—

			$6,395	$746	$2,821

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$1,470	$—	$—
Forward currency	Currency	Payables for closed forward currency contracts	39	—	—
Interest rate swaps	Interest	Net unrealized depreciation*	648	277	1,666
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—

			$2,157	$277	$1,666

Net realized gain (loss)	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$6,624	$1,167	$—
Interest rate swaps	Interest	Net realized gain on interest rate swaps	1,875	1,109	2,444
Credit default swaps	Credit	Net realized loss on credit default swaps	—	(679)	—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—

			$8,499	$1,597	$2,444

Net unrealized appreciation (depreciation)	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized appreciation (depreciation) on forward currency contracts	$1,831	$(196)	$—
Interest rate swaps	Interest	Net unrealized appreciation (depreciation) on interest rate swaps	240	(274)	1,961
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	706	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—

			$2,071	$236	$1,961

See end of tables for footnote.

American Funds Insurance Series

			U.S. Government/AAA- Rated Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	$—	$—
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	27,879	—	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Equity	Net unrealized appreciation*	—	38	101
Futures contracts	Currency	Net unrealized appreciation*	—	34	118

			$27,879	$72	$219

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$—	$—	$—
Forward currency	Currency	Payables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized depreciation*	26,651	—	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	101	323
Futures contracts	Currency	Net unrealized depreciation*	—	14	62

			$26,651	$115	$385

Net realized gain (loss)	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$—	$—	$—
Interest rate swaps	Interest	Net realized gain on interest rate swaps	32,833	—	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Equity	Net realized loss on futures contracts	—	(6,558)	(2,419)
Futures contracts	Currency	Net realized gain on futures contracts	—	203	1,131

			$32,833	$(6,355)	$(1,288)

Net unrealized appreciation (depreciation)	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized appreciation on forward currency contracts	$—	$—	$—
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	8,864	—	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
Futures contracts	Equity	Net unrealized appreciation (depreciation) on futures contracts	—	397	(31)
Futures contracts	Currency	Net unrealized (depreciation) appreciation on futures contracts	—	(2)	14

			$8,864	$395	$(17)

American Funds Insurance Series

			Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth-Income Fund	Managed Risk Asset Allocation Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	$—	$—
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	—	—	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Equity	Net unrealized appreciation*	5	9	39
Futures contracts	Currency	Net unrealized appreciation*	23	31	57

			$28	$40	$96

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$—	$—	$—
Forward currency	Currency	Payables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized depreciation*	—	—	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	98	160	1,613
Futures contracts	Currency	Net unrealized depreciation*	1	6	9

			$99	$166	$1,622

Net realized (loss) gain	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$—	$—	$—
Interest rate swaps	Interest	Net realized gain on interest rate swaps	—	—	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Equity	Net realized loss on futures contracts	(5,774)	(4,829)	(44,808)
Futures contracts	Currency	Net realized gain on futures contracts	123	133	444

			$(5,651)	$(4,696)	$(44,364)

Net unrealized appreciation (depreciation)	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized appreciation on forward currency contracts	$—	$—	$—
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	—	—	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
Futures contracts	Equity	Net unrealized appreciation (depreciation) on futures contracts	33	53	(1,574)
Futures contracts	Currency	Net unrealized appreciation on futures contracts	17	13	48

			$50	$66	$(1,526)

*	Includes cumulative appreciation/depreciation on interest rate swaps, credit default swaps and/or futures contracts as reported in the applicable table(s) following each fund’s investment portfolio. Only current day’s variation margin is reported within the statements of assets and liabilities.

American Funds Insurance Series

Collateral — Funds that invest in forward currency contracts, interest rate swaps, credit default swaps, futures and/or future delivery contracts participate in a collateral program. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For interest rate swaps, credit default swaps and futures contracts, the program calls for the fund to pledge collateral for initial and variation margin by contract. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of offset — Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counter-party) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

The following tables present each fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of December 31, 2015 (dollars in thousands) if close-out netting was exercised:

Global Growth Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Liabilities:
Bank of America, N.A.	$492	$—	$(391)	$—	$101
Citibank	67	—	—	—	67
JPMorgan Chase	27	—	—	—	27
UBS AG	4	—	—	—	4

Total	$590	$—	$(391)	$—	$199

Global Small Capitalization Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Barclays Bank PLC	$8	$—	$—	$—	$8
Citibank	180	—	—	—	180
HSBC Bank	419	—	—	—	419

Total	$607	$—	$—	$—	$607

Liabilities:
Barclays Bank PLC	$12	$—	$—	$—	$12
HSBC Bank	8	—	—	—	8
UBS AG	95	—	—	—	95

Total	$115	$—	$—	$—	$115

American Funds Insurance Series

International Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
HSBC Bank	$34	$—	$—	$—	$34
JPMorgan Chase	27	—	—	—	27
UBS AG	1,313	(305)	(592)	—	416

Total	$1,374	$(305)	$(592)	$—	$477

Liabilities:
Bank of America, N.A.	$82	$—	$(82)	$—	$—
Barclays Bank PLC	563	—	(290)	—	273
UBS AG	305	(305)	—	—	—

Total	$950	$(305)	$(372)	$—	$273

New World Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Barclays Bank PLC	$6	$—	$—	$—	$6
HSBC Bank	3	—	—	—	3
JPMorgan Chase	32	(32)	—	—	—
UBS AG	45	(2)	—	—	43

Total	$86	$(34)	$—	$—	$52

Liabilities:
Bank of America, N.A.	$22	$—	$—	$—	$22
JPMorgan Chase	33	(32)	—	—	1
UBS AG	2	(2)	—	—	—

Total	$57	$(34)	$—	$—	$23

Global Growth and Income Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Citibank	$132	$—	$—	$—	$132
HSBC Bank	1	(1)	—	—	—

Total	$133	$(1)	$—	$—	$132

Liabilities:
Bank of America, N.A.	$49	$—	$—	$—	$49
HSBC Bank	20	(1)	—	—	19
JPMorgan Chase	6	—	—	—	6

Total	$75	$(1)	$—	$—	$74

See end of tables for footnote.

American Funds Insurance Series

Global Balanced Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$16	$(1)	$—	$—	$15
Bank of New York Mellon	2	(2)	—	—	—
Barclays Bank PLC	3	(3)	—	—	—
Citibank	2	(2)	—	—	—
HSBC Bank	56	(15)	—	—	41
JPMorgan Chase	17	(17)	—	—	—
UBS AG	36	(15)	—	—	21

Total	$132	$(55)	$—	$—	$77

Liabilities:
Bank of America, N.A.	$1	$(1)	$—	$—	$—
Bank of New York Mellon	6	(2)	—	—	4
Barclays Bank PLC	4	(3)	—	—	1
Citibank	5	(2)	—	—	3
HSBC Bank	15	(15)	—	—	—
JPMorgan Chase	22	(17)	—	—	5
UBS AG	15	(15)	—	—	—

Total	$68	$(55)	$—	$—	$13

Bond Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$82	$—	$—	$—	$82
HSBC Bank	22	(22)	—	—	—
JPMorgan Chase	82	(82)	—	—	—
UBS AG	96	(96)	—	—	—

Total	$282	$(200)	$—	$—	$82

Liabilities:
HSBC Bank	$188	$(22)	$(165)	$—	$1
JPMorgan Chase	179	(82)	—	—	97
UBS AG	843	(96)	(631)	—	116

Total	$1,210	$(200)	$(796)	$—	$214

American Funds Insurance Series

Global Bond Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$506	$(55)	$(138)	$—	$313
Barclays Bank PLC	63	(63)	—	—	—
Citibank	1,225	(255)	(681)	—	289
HSBC Bank	1,065	(373)	(179)	—	513
JPMorgan Chase	1,906	(315)	(1,591)	—	—
UBS AG	917	(432)	(475)	—	10

Total	$5,682	$(1,493)	$(3,064)	$—	$1,125

Liabilities:
Bank of America, N.A.	$55	$(55)	$—	$—	$—
Barclays Bank PLC	79	(63)	—	—	16
Citibank	255	(255)	—	—	—
HSBC Bank	373	(373)	—	—	—
JPMorgan Chase	315	(315)	—	—	—
UBS AG	432	(432)	—	—	—

Total	$1,509	$(1,493)	$—	$—	$16

High-Income Bond Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$15	$—	$—	$—	$15
Citibank	4	—	—	—	4
JPMorgan Chase	18	—	—	—	18

Total	$37	$—	$—	$—	$37

*	Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2015, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any significant interest or penalties.

The funds are not subject to examination by U.S. federal tax authorities for tax years before 2012. Managed Risk Asset Allocation Fund is not subject to examination by U.S. federal tax authorities for tax years before 2012, the year the fund commenced operations. Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund are not subject to examination by U.S. federal tax authorities for tax years before 2013, the year the funds commenced operations. Capital Income Builder is not subject to examination by U.S. federal tax authorities for tax years before 2014, the year the fund commenced operations.

The funds are not subject to examination by state tax authorities for tax years before 2011. Global Balanced Fund and Mortgage Fund are not subject to examination by state tax authorities for tax years before 2011, the year the funds commenced operations. Managed Risk Asset Allocation Fund is not subject to examination by state tax authorities for tax years before 2012, the year the fund commenced

American Funds Insurance Series

operations. Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund are not subject to examination by state tax authorities for tax years before 2013, the year the funds commenced operations. Capital Income Builder is not subject to examination by state tax authorities for tax years before 2014, the year the fund commenced operations.

The following funds are not subject to examination by tax authorities outside the U.S. for the years indicated: Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund and Global Growth and Income Fund for tax years before 2008; Growth-Income Fund for tax years before 2010; and International Growth and Income Fund and Global Balanced Fund for tax years before 2011. All other funds are not subject to examination by tax authorities outside the U.S.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of recent rulings from European courts, some of the funds filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the funds on the sale of securities in certain countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; non-U.S. taxes on capital gains; paydowns on fixed-income securities; net capital losses; net operating losses; amortization of premiums and discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

As indicated in the tables in this section, some of the funds had capital loss carryforwards available at December 31, 2015. These will be used to offset any capital gains realized by the funds in future years through the expiration dates. Funds with capital loss carryforwards will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Additional tax basis disclosures are as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund
Undistributed ordinary income	$32,894	$11,421	$41,300	$11,250	$2,125	$89,456
Undistributed long-term capital gain	425,513	714,068	1,900,761	637,417	—	533,399
Capital loss carryforward:
No expiration	—	—	—	—	(72,641)	—

Gross unrealized appreciation on investment securities	1,512,267	940,270	7,478,382	1,041,002	405,000	1,468,083
Gross unrealized depreciation on investment securities	(258,822)	(744,246)	(873,638)	(718,553)	(334,420)	(507,028)
Net unrealized appreciation (depreciation) on investment securities	1,253,445	196,024	6,604,744	322,449	70,580	961,055

Cost of investment securities	4,302,332	4,033,768	15,252,627	7,141,968	2,612,230	5,918,330

Reclassification to (from) undistributed/ distributions in excess of net investment income from (to) undistributed net realized gain/accumulated net realized loss	15,146	14,239	(1,719)	33,875	(8,376)	(39)

American Funds Insurance Series

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
Undistributed ordinary income	$5,232	$199,886	$2,684	$21	$58,950	$—
Late year ordinary loss deferral*	—	—	—	—	—	(355)
Undistributed long-term capital gain	—	2,563,501	4,647	—	463,050	—
Post-October capital loss deferral*	(12,225)	—	—	—	—	(855)
Capital loss carryforward:
No expiration	—	—	—	(1,684)	—	—
Expiring 2017	(17,429)	—	—	—	—	—
Expiring 2018	(297)	—	—	—	—	—

	(17,726)	—	—	(1,684)	—	—

Capital loss carryforward utilized	65,054	—	—	—	—	—

Gross unrealized appreciation on investment securities	324,795	6,548,185	71,259	5,806	3,813,700	26,516
Gross unrealized depreciation on investment securities	(132,129)	(1,562,902)	(121,048)	(15,033)	(793,503)	(12,642)
Net unrealized appreciation (depreciation) on investment securities	192,666	4,985,283	(49,789)	(9,227)	3,020,197	13,874

Cost of investment securities	1,587,394	19,243,509	1,039,071	247,585	15,733,476	207,307

Reclassification to (from) undistributed/ distributions in excess of net investment income from (to) undistributed net realized gain/accumulated net realized loss	9,254	(3,541)	507	156	5,352	(2,013)
Reclassification to (from) undistributed/ distributions in excess of net investment income from (to) capital paid in on shares of beneficial interest	(1)	—	—	—	—	—

	Bond Fund	Global Bond Fund	High-Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund
Undistributed ordinary income	$74,947	$—	$20,431	$4,155	$51,560	$—
Late year ordinary loss deferral*	—	(7,647)	—	—	—	—
Undistributed long-term capital gain	18,561	1,747	—	185	17,063	—
Post-October capital loss deferral*	—	(655)	—	—	—	—
Capital loss carryforward:
No expiration	—	—	(97,754)	—	—	—
Expiring 2017	—	—	(45,026)	—	—	—

	—	—	(142,780)	—	—	—

Gross unrealized appreciation on investment securities	92,033	12,260	3,774	2,645	17,245	31
Gross unrealized depreciation on investment securities	(175,438)	(135,822)	(280,015)	(3,021)	(32,309)	(5)
Net unrealized appreciation (depreciation) on investment securities	(83,405)	(123,562)	(276,241)	(376)	(15,064)	26

Cost of investment securities	10,765,521	2,380,512	2,032,500	448,511	3,196,906	363,003

Reclassification to (from) undistributed/ distributions in excess of net investment income from (to) undistributed net realized gain/accumulated net realized loss	33,980	(76,689)	(639)	2,584	21,268	1
Reclassification to (from) undistributed/ distributions in excess of net investment income from (to) capital paid in on shares of beneficial interest	—	10,829	—	—	—	1,711

See next page for footnote.

American Funds Insurance Series

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Undistributed ordinary income	$328	$839	$2,223	$1,328	$34,133
Undistributed long-term capital gain	14,998	2,179	5,911	8,464	93,485
Capital loss carryforward utilized	—	319	1,316	—	—

Gross unrealized appreciation on investment securities	—	—	—	—	—
Gross unrealized depreciation on investment securities	(14,331)	(11,365)	(15,446)	(12,996)	(137,768)
Net unrealized appreciation (depreciation) on investment securities	(14,331)	(11,365)	(15,446)	(12,996)	(137,768)

Cost of investment securities	157,365	91,955	149,519	133,326	2,788,804

Reclassification to (from) undistributed/ distributions in excess of net investment income from (to) undistributed net realized gain/accumulated net realized loss	(83)	(65)	725	327	16,701

*	These deferrals are considered incurred in the subsequent year.

The tax character of distributions paid to shareholders of each fund was as follows (dollars in thousands):

Global Growth Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$34,454	$137,198	$171,652	$21,714	$149,231	$170,945
Class 2	74,382	349,551	423,933	46,982	409,357	456,339
Class 4	1,272	4,175	5,447	185	729	914

Total	$110,108	$490,924	$601,032	$68,881	$559,317	$628,198

Global Small Capitalization Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$14,631	$107,277	$121,908	$4,791	$5,850	$10,641
Class 2	24,973	183,098	208,071	3,426	12,856	16,282
Class 4	189	1,383	1,572	8	35	43

Total	$39,793	$291,758	$331,551	$8,225	$18,741	$26,966

Growth Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$59,092	$1,460,328	$1,519,420	$101,536	$338,191	$439,727
Class 2	88,259	3,114,763	3,203,022	120,723	770,692	891,415
Class 3	1,311	42,040	43,351	2,019	10,176	12,195
Class 4	2,709	9,375	12,084	204	355	559

Total	$151,371	$4,626,506	$4,777,877	$224,482	$1,119,414	$1,343,896

American Funds Insurance Series

International Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends paid
Class 1	$63,527	$196,800	$260,327	$56,042	$—	$56,042
Class 2	64,651	245,172	309,823	62,808	—	62,808
Class 3	540	2,060	2,600	586	—	586
Class 4	657	2,035	2,692	253	—	253

Total	$129,375	$446,067	$575,442	$119,689	$—	$119,689

New World Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$33,998	$63,241	$97,239	$22,533	$136,762	$159,295
Class 2	20,466	43,910	64,376	14,710	118,828	133,538
Class 4	2,315	4,736	7,051	712	2,416	3,128

Total	$56,779	$111,887	$168,666	$37,955	$258,006	$295,961

Blue Chip Income and Growth Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends paid
Class 1	$104,537	$336,268	$440,805	$110,127	$—	$110,127
Class 2	88,048	328,339	416,387	111,072	—	111,072
Class 4	650	1,651	2,301	214	—	214

Total	$193,235	$666,258	$859,493	$221,413	$—	$221,413

Global Growth and Income Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends paid	Ordinary income	Long-term capital gains	Total dividends paid
Class 1	$6,244	$—	$6,244	$7,433	$—	$7,433
Class 2	30,016	—	30,016	59,444	—	59,444
Class 4	79	—	79	55	—	55

Total	$36,339	$—	$36,339	$66,932	$—	$66,932

Growth-Income Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$211,212	$1,523,989	$1,735,201	$160,312	$481,640	$641,952
Class 2	227,897	1,955,599	2,183,496	182,884	707,921	890,805
Class 3	2,968	24,839	27,807	2,464	9,150	11,614
Class 4	5,428	7,004	12,432	336	338	674

Total	$447,505	$3,511,431	$3,958,936	$345,996	$1,199,049	$1,545,045

American Funds Insurance Series

International Growth and Income Fund

	Year ended December 31, 2015					Year ended December 31, 2014
Share class	Ordinary income		Long-term capital gains	Total dividends and distributions paid		Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class 1	$17,822		$15,393	$33,215		$23,471		$7,090		$30,561
Class 2	5,743		5,535	11,278		7,334		2,491		9,825
Class 4	671		578	1,249		564		75		639

Total	$24,236		$21,506	$45,742		$31,369		$9,656		$41,025

Capital Income Builder

	Year ended December 31, 2015					Year ended December 31, 2014*
Share class	Ordinary income		Long-term capital gains	Total dividends paid		Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class 1	$1,286		$—	$1,286		$409		$—		$409
Class 2	—	†	—	—	†	—	†	—		—	†
Class 4	3,002		—	3,002		520		—		520

Total	$4,288		$—	$4,288		$929		$—		$929

Asset Allocation Fund

	Year ended December 31, 2015					Year ended December 31, 2014
Share class	Ordinary income		Long-term capital gains	Total dividends and distributions paid		Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class 1	$310,613		$785,247	$1,095,860		$244,441		$487,101		$731,542
Class 2	126,004		335,062	461,066		104,039		252,911		356,950
Class 3	927		2,404	3,331		774		1,837		2,611
Class 4	36,628		4,226	40,854		434		247		681

Total	$474,172		$1,126,939	$1,601,111		$349,688		$742,096		$1,091,784

Global Balanced Fund

	Year ended December 31, 2015					Year ended December 31, 2014
Share class	Ordinary income		Long-term capital gains	Total dividends and distributions paid		Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class 1	$596		$605	$1,201		$559		$943		$1,502
Class 2	1,802		2,359	4,161		2,317		4,536		6,853
Class 4	5		4	9		—	†	—	†	—	†

Total	$2,403		$2,968	$5,371		$2,876		$5,479		$8,355

American Funds Insurance Series

Bond Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$195,551	$20,064	$215,615	$106,599	$1,717	$108,316
Class 2	141,408	16,478	157,886	88,930	1,704	90,634
Class 4	1,556	156	1,712	497	3	500

Total	$338,515	$36,698	$375,213	$196,026	$3,424	$199,450

Global Bond Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$21,903	$12,052	$33,955	$21,017	$10,164	$31,181
Class 2	23,532	13,266	36,798	17,806	12,830	30,636
Class 4	81	46	127	57	4	61

Total	$45,516	$25,364	$70,880	$38,880	$22,998	$61,878

High-Income Bond Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends paid	Ordinary income	Long-term capital gains	Total dividends paid
Class 1	$65,080	$—	$65,080	$60,248	$—	$60,248
Class 2	48,382	—	48,382	55,536	—	55,536
Class 3	742	—	742	966	—	966
Class 4	83	—	83	46	—	46

Total	$114,287	$—	$114,287	$116,796	$—	$116,796

Mortgage Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends paid
Class 1	$7,999	$—	$7,999	$2,595	$—	$2,595
Class 2	1,499	—	1,499	364	—	364
Class 4	168	—	168	4	—	4

Total	$9,666	$—	$9,666	$2,963	$—	$2,963

See end of tables for footnotes.

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

	Year ended December 31, 2015					Year ended December 31, 2014
Share class	Ordinary income		Long-term capital gains	Total dividends and distributions paid		Ordinary income	Long-term capital gains	Total dividends paid
Class 1	$35,624		$1,712	$37,336		$22,540	$—	$22,540
Class 2	35,376		1,904	37,280		18,675	—	18,675
Class 3	253		13	266		143	—	143
Class 4	821		26	847		325	—	325

Total	$72,074		$3,655	$75,729		$41,683	$—	$41,683

Managed Risk Growth Fund

	Year ended December 31, 2015					Year ended December 31, 2014
Share class	Ordinary income		Long-term capital gains	Total dividends and distributions paid		Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class P1	$—		$—	$—		$2	$3	$5
Class P2	—		—	—		532	1,325	1,857

Total	$—		$—	$—		$534	$1,328	$1,862

Managed Risk International Fund

	Year ended December 31, 2015					Year ended December 31, 2014
Share class	Ordinary income		Long-term capital gains	Total dividends paid		Ordinary income	Long-term capital gains	Total dividends paid
Class P1	$—	†	$—	$—	†	$2	$—	$2
Class P2	14		—	14		508	—	508

Total	$14		$—	$14		$510	$—	$510

Managed Risk Blue Chip Income and Growth Fund

	Year ended December 31, 2015					Year ended December 31, 2014
Share class	Ordinary income		Long-term capital gains	Total dividends paid		Ordinary income	Long-term capital gains	Total dividends paid
Class P1	$1		$—	$1		$6	$—	$6
Class P2	529		—	529		2,173	—	2,173

Total	$530		$—	$530		$2,179	$—	$2,179

Managed Risk Growth-Income Fund

	Year ended December 31, 2015					Year ended December 31, 2014
Share class	Ordinary income		Long-term capital gains	Total dividends paid		Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class P1	$3		$—	$3		$2	$3	$5
Class P2	64		—	64		641	1,587	2,228

Total	$67		$—	$67		$643	$1,590	$2,233

American Funds Insurance Series

Managed Risk Asset Allocation Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends paid
Class P1	$9,630	$8,843	$18,473	$581	$—	$581
Class P2	28,454	39,547	68,001	976	—	976

Total	$38,084	$48,390	$86,474	$1,557	$—	$1,557

*	For the period May 1, 2014, commencement of operations, through December 31, 2014.
†	Amount less than one thousand.

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees. Effective January 1, 2016, CRMC reduced the investment advisory services fee from an annual rate of 0.25% of average daily net assets to 0.15% of average daily net assets for the managed risk funds.

Investment advisory services waiver — The series’ board of trustees approved an amended agreement for Blue Chip Income and Growth Fund effective February 1, 2015, decreasing the annual rates on daily net assets in excess of $6.5 billion to 0.360%. During the year ended December 31, 2015, CRMC voluntarily reduced investment advisory services fees to the new breakpoint and rate in advance of the effective date of the amended agreement. CRMC is also waiving a portion of its investment advisory services fees for each of the managed risk funds. Investment advisory services fees are presented in each fund’s statement of operations gross of the waivers from CRMC. For the year ended December 31, 2015, total investment advisory services fees waived by CRMC were $3,308,000.

American Funds Insurance Series

The range of rates and asset levels and the current annualized rates of average net assets for each fund, before and after any investment advisory services waivers, are as follows:

	Rates		Net asset level (in billions)		For the period ended December 31, 2015,	For the period ended December 31, 2015,
Fund	Beginning with	Ending with	Up to	In excess of	before waiver	after waiver
Global Growth Fund	.690%	.460%	$.6	$5.0	.52%	.52%
Global Small Capitalization Fund	.800	.635	.6	5.0	.69	.69
Growth Fund	.500	.280	.6	34.0	.33	.33
International Fund	.690	.430	.5	21.0	.50	.50
New World Fund	.850	.620	.5	2.5	.72	.72
Blue Chip Income and Growth Fund	.500	.360	.6	6.5	.40	.40
Global Growth and Income Fund	.690	.480	.6	3.0	.60	.60
Growth-Income Fund	.500	.219	.6	34.0	.27	.27
International Growth and Income Fund	.690	.530	.5	1.0	.64	.64
Capital Income Builder Fund	.500		all		.50	.50
Asset Allocation Fund	.500	.244	.6	13.0	.27	.27
Global Balanced Fund	.660	.510	.5	1.0	.66	.66
Bond Fund	.480	.330	.6	8.0	.37	.37
Global Bond Fund	.570	.450	1.0	3.0	.53	.53
High-Income Bond Fund	.500	.420	.6	2.0	.46	.46
Mortgage Fund	.420	.290	.6	3.0	.42	.42
U.S. Government/AAA-Rated Securities Fund	.420	.290	.6	3.0	.34	.34
Cash Management Fund	.320	.270	1.0	2.0	.32	.32
Managed Risk Growth Fund	.250		all		.25	.13
Managed Risk International Fund	.250		all		.25	.13
Managed Risk Blue Chip Income and Growth Fund	.250		all		.25	.13
Managed Risk Growth-Income Fund	.250		all		.25	.13
Managed Risk Asset Allocation Fund	.250		all		.25	.13

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 2	0.25%	0.25%
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

Insurance administrative services — The series has an insurance administrative services plan for Class 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement that applies to all funds except the managed risk funds. Under the agreement, each share class pays an annual fee of 0.01% based on its respective average daily net assets to compensate CRMC for providing administrative services. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

American Funds Insurance Series

Accounting and administrative services — The managed risk funds have a subadministration agreement with BNY Mellon under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Reimbursement of fees and expenses — CRMC is currently reimbursing a portion of other expenses for each of the managed risk funds so that each fund’s expenses do not exceed 0.28% of its respective average daily net assets. Other expenses exclude investment advisory services and distribution services fees. For the year ended December 31, 2015, total expenses reimbursed by CRMC were $710,000.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$161
Class 2	10,002	—	400
Class 4	126	126	5

Total class-specific expenses	$10,128	$126	$566

Global Small Capitalization Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$166
Class 2	6,818	—	273
Class 4	57	57	2

Total class-specific expenses	$6,875	$57	$441

Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$712
Class 2	37,771	—	1,511
Class 3	369	—	21
Class 4	254	254	10

Total class-specific expenses	$38,394	$254	$2,254

International Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$350
Class 2	10,878	—	435
Class 3	66	—	4
Class 4	86	86	3

Total class-specific expenses	$11,030	$86	$792

New World Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$153
Class 2	2,617	—	105
Class 4	289	289	11

Total class-specific expenses	$2,906	$289	$269

Blue Chip Income and Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$363
Class 2	8,762	—	350
Class 4	48	48	2

Total class-specific expenses	$8,810	$48	$715

Global Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$25
Class 2	4,032	—	161
Class 4	7	7	—	*

Total class-specific expenses	$4,039	$7	$186

Growth-Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$1,092
Class 2	34,464	—	1,378
Class 3	316	—	18
Class 4	273	273	11

Total class-specific expenses	$35,053	$273	$2,499

See end of tables for footnote.

American Funds Insurance Series

International Growth and Income Fund

Share class	Distribution services		Insurance administrative services		Administrative services
Class 1	$—		$—		$76
Class 2	659		—		26
Class 4	71		71		3

Total class-specific expenses	$730		$71		$105

Capital Income Builder

Share class	Distribution services		Insurance administrative services		Administrative services
Class 1	$—		$—		$4
Class 2	—		—		—
Class 4	279		279		11

Total class-specific expenses	$279		$279		$15

Asset Allocation Fund

Share class	Distribution services		Insurance administrative services		Administrative services
Class 1	$—		$—		$1,221
Class 2	13,185		—		527
Class 3	69		—		4
Class 4	1,153		1,154		46

Total class-specific expenses	$14,407		$1,154		$1,798

Global Balanced Fund

Share class	Distribution services		Insurance administrative services		Administrative services
Class 1	$—		$—		$4
Class 2	446		—		18
Class 4	—	*	—	*	—	*

Total class-specific expenses	$446		$—	*	$22

Bond Fund

Share class	Distribution services		Insurance administrative services		Administrative services
Class 1	$—		$—		$543
Class 2	10,969		—		439
Class 4	108		108		4

Total class-specific expenses	$11,077		$108		$986

Global Bond Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$117
Class 2	3,273	—	131
Class 4	12	12	1

Total class-specific expenses	$3,285	$12	$249

High-Income Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$105
Class 2	2,198	—	88
Class 3	26	—	2
Class 4	6	6	—	*

Total class-specific expenses	$2,230	$6	$195

Mortgage Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$28
Class 2	140	—	6
Class 4	8	9	—	*

Total class-specific expenses	$148	$9	$34

U.S. Government/AAA-Rated Securities Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$156
Class 2	4,169	—	167
Class 3	21	—	1
Class 4	76	76	3

Total class-specific expenses	$4,266	$76	$327

Cash Management Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$4
Class 2	769	—	31
Class 3	11	—	1
Class 4	24	24	1

Total class-specific expenses	$804	$24	$37

American Funds Insurance Series

Managed Risk Growth Fund

	Distribution services	Insurance administrative services
Class P1	$—	$—	*
Class P2	286	286

Total class-specific expenses	$286	$286

Managed Risk International Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	$—	$—	*
Class P2	173	173

Total class-specific expenses	$173	$173

Managed Risk Blue Chip Income and Growth Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	$—	$—	*
Class P2	312	312

Total class-specific expenses	$312	$312

*	Amount less than one thousand.

Managed Risk Growth-Income Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	$—	$—	*
Class P2	253	253

Total class-specific expenses	$253	$253

Managed Risk Asset Allocation Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	$—	$1,139
Class P2	4,697	4,697

Total class-specific expenses	$4,697	$5,836

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

	Current fees	Increase in value of deferred amounts		Total trustees’ compensation
Global Growth Fund	$51	$1		$52
Global Small Capitalization Fund	38	1		39
Growth Fund	202	4		206
International Fund	71	1		72
New World Fund	24	1		25
Blue Chip Income and Growth Fund	64	1		65
Global Growth and Income Fund	17	—	*	17
Growth-Income Fund	225	4		229
International Growth and Income Fund	9	—	*	9
Capital Income Builder	1	—	*	1
Asset Allocation Fund	159	3		162
Global Balanced Fund	2	—	*	2
Bond Fund	87	1		88
Global Bond Fund	23	—	*	23
High-Income Bond Fund	18	—	*	18
Mortgage Fund	3	—	*	3
U.S. Government/AAA-Rated Securities Fund	30	—	*	30
Cash Management Fund	3	—	*	3
Managed Risk Growth Fund	1	—	*	1
Managed Risk International Fund	1	—	*	1
Managed Risk Blue Chip Income and Growth Fund	1	—	*	1
Managed Risk Growth-Income Fund	1	—	*	1
Managed Risk Asset Allocation Fund	19	1		20

*	Amount less than one thousand.

American Funds Insurance Series

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2015
Class 1	$242,608	8,797	$171,652	6,332	$(284,375)	(10,186)	$129,885	4,943
Class 2	63,278	2,321	423,933	15,756	(513,101)	(18,595)	(25,890)	(518)
Class 4	80,540	2,928	5,447	203	(10,490)	(389)	75,497	2,742

Total net increase (decrease)	$386,426	14,046	$601,032	22,291	$(807,966)	(29,170)	$179,492	7,167

Year ended December 31, 2014
Class 1	$184,637	6,455	$170,945	6,260	$(174,151)	(6,124)	$181,431	6,591
Class 2	63,364	2,246	456,339	16,834	(541,744)	(19,183)	(22,041)	(103)
Class 4	19,507	693	914	33	(1,305)	(47)	19,116	679

Total net increase (decrease)	$267,508	9,394	$628,198	23,127	$(717,200)	(25,354)	$178,506	7,167

Global Small Capitalization Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2015
Class 1	$513,999	19,169	$121,908	4,341	$(211,242)	(7,700)	$424,665	15,810
Class 2	80,928	3,206	208,071	7,558	(354,071)	(13,220)	(65,072)	(2,456)
Class 4	29,896	1,122	1,572	57	(6,551)	(252)	24,917	927

Total net increase (decrease)	$624,823	23,497	$331,551	11,956	$(571,864)	(21,172)	$384,510	14,281

Year ended December 31, 2014
Class 1	$271,446	10,305	$10,641	409	$(129,888)	(4,940)	$152,199	5,774
Class 2	61,975	2,423	16,282	630	(344,027)	(13,338)	(265,770)	(10,285)
Class 4	11,043	422	43	1	(3,103)	(119)	7,983	304

Total net increase (decrease)	$344,464	13,150	$26,966	1,040	$(477,018)	(18,397)	$(105,588)	(4,207)

Growth Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2015
Class 1	$545,748	7,598	$1,516,077	22,116	$(1,366,376)	(18,624)	$695,449	11,090
Class 2	178,141	2,443	3,203,022	46,982	(2,197,881)	(29,528)	1,183,282	19,897
Class 3	783	11	43,350	629	(28,825)	(389)	15,308	251
Class 4	382,752	5,567	12,085	178	(12,814)	(184)	382,023	5,561

Total net increase (decrease)	$1,107,424	15,619	$4,774,534	69,905	$(3,605,896)	(48,725)	$2,276,062	36,799

Year ended December 31, 2014
Class 1	$427,546	5,435	$439,268	5,684	$(902,919)	(11,466)	$(36,105)	(347)
Class 2	161,775	2,066	891,416	11,588	(2,361,274)	(30,194)	(1,308,083)	(16,540)
Class 3	818	10	12,194	157	(26,290)	(333)	(13,278)	(166)
Class 4	19,956	255	559	7	(2,162)	(28)	18,353	234

Total net increase (decrease)	$610,095	7,766	$1,343,437	17,436	$(3,292,645)	(42,021)	$(1,339,113)	(16,819)

American Funds Insurance Series

International Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2015
Class 1	$613,096	30,399	$260,327	13,102	$(308,218)	(15,161)	$565,205	28,340
Class 2	243,300	12,263	309,824	15,584	(460,836)	(22,675)	92,288	5,172
Class 3	591	29	2,600	130	(5,955)	(292)	(2,764)	(133)
Class 4	37,705	1,848	2,691	136	(6,576)	(332)	33,820	1,652

Total net increase (decrease)	$894,692	44,539	$575,442	28,952	$(781,585)	(38,460)	$688,549	35,031

Year ended December 31, 2014
Class 1	$380,142	17,940	$56,042	2,782	$(341,755)	(16,103)	$94,429	4,619
Class 2	227,750	10,810	62,808	3,135	(1,641,111)	(78,073)	(1,350,553)	(64,128)
Class 3	229	10	585	29	(7,077)	(334)	(6,263)	(295)
Class 4	17,887	843	253	13	(1,144)	(54)	16,996	802

Total net increase (decrease)	$626,008	29,603	$119,688	5,959	$(1,991,087)	(94,564)	$(1,245,391)	(59,002)

New World Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2015
Class 1	$250,385	12,453	$97,239	4,794	$(74,017)	(3,664)	$273,607	13,583
Class 2	52,944	2,691	64,376	3,193	(146,327)	(7,294)	(29,007)	(1,410)
Class 4	120,968	6,065	7,051	351	(7,843)	(403)	120,176	6,013

Total net increase (decrease)	$424,297	21,209	$168,666	8,338	$(228,187)	(11,361)	$364,776	18,186

Year ended December 31, 2014
Class 1	$324,674	13,748	$159,199	6,820	$(159,490)	(6,712)	$324,383	13,856
Class 2	67,274	3,007	133,538	5,749	(199,405)	(8,528)	1,407	228
Class 4	66,188	2,863	3,128	137	(4,760)	(202)	64,556	2,798

Total net increase (decrease)	$458,136	19,618	$295,865	12,706	$(363,655)	(15,442)	$390,346	16,882

Blue Chip Income and Growth Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2015
Class 1	$452,522	32,801	$437,325	32,701	$(252,335)	(18,381)	$637,512	47,121
Class 2	32,390	2,382	416,386	31,379	(427,875)	(31,163)	20,901	2,598
Class 4	28,833	2,128	2,302	174	(5,348)	(390)	25,787	1,912

Total net increase (decrease)	$513,745	37,311	$856,013	64,254	$(685,558)	(49,934)	$684,200	51,631

Year ended December 31, 2014
Class 1	$634,484	44,701	$109,528	7,600	$(357,453)	(25,605)	$386,559	26,696
Class 2	30,187	2,104	111,072	7,771	(593,568)	(42,833)	(452,309)	(32,958)
Class 4	11,406	792	215	15	(2,557)	(182)	9,064	625

Total net increase (decrease)	$676,077	47,597	$220,815	15,386	$(953,578)	(68,620)	$(56,686)	(5,637)

See end of tables for footnotes.

American Funds Insurance Series

Global Growth and Income Fund

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2015
Class 1	$123,370	9,539	$5,769	464	$(24,549)	(1,895)	$104,590	8,108
Class 2	31,965	2,464	30,016	2,406	(222,457)	(17,093)	(160,476)	(12,223)
Class 4	7,444	579	79	6	(4,032)	(318)	3,491	267

Total net increase (decrease)	$162,779	12,582	$35,864	2,876	$(251,038)	(19,306)	$(52,395)	(3,848)

Year ended December 31, 2014
Class 1	$34,831	2,706	$7,340	582	$(51,693)	(4,103)	$(9,522)	(815)
Class 2	29,379	2,291	59,444	4,718	(264,395)	(20,538)	(175,572)	(13,529)
Class 4	1,666	129	55	4	(780)	(61)	941	72

Total net increase (decrease)	$65,876	5,126	$66,839	5,304	$(316,868)	(24,702)	$(184,153)	(14,272)

Growth-Income Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2015
Class 1	$1,314,853	26,814	$1,729,526	36,549	$(1,566,420)	(31,547)	$1,477,959	31,816
Class 2	145,682	2,979	2,183,497	46,507	(1,808,597)	(36,727)	520,582	12,759
Class 3	517	9	27,807	587	(26,339)	(533)	1,985	63
Class 4	400,638	8,616	12,432	270	(15,657)	(325)	397,413	8,561

Total net increase (decrease)	$1,861,690	38,418	$3,953,262	83,913	$(3,417,013)	(69,132)	$2,397,939	53,199

Year ended December 31, 2014
Class 1	$1,350,590	26,045	$641,213	12,554	$(1,449,140)	(28,021)	$542,663	10,578
Class 2	146,775	2,843	890,805	17,580	(2,265,133)	(44,088)	(1,227,553)	(23,665)
Class 3	1,337	25	11,614	227	(29,526)	(570)	(16,575)	(318)
Class 4	28,729	553	674	13	(2,803)	(54)	26,600	512

Total net increase (decrease)	$1,527,431	29,466	$1,544,306	30,374	$(3,746,602)	(72,733)	$(674,865)	(12,893)

International Growth and Income Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2015
Class 1	$15,184	932	$33,215	2,124	$(9,326)	(556)	$39,073	2,500
Class 2	42,188	2,495	11,279	722	(19,855)	(1,216)	33,612	2,001
Class 4	17,667	1,083	1,248	81	(3,033)	(190)	15,882	974

Total net increase (decrease)	$75,039	4,510	$45,742	2,927	$(32,214)	(1,962)	$88,567	5,475

Year ended December 31, 2014
Class 1	$135,449	7,581	$30,562	1,854	$(65,051)	(3,745)	$100,960	5,690
Class 2	16,759	964	9,825	597	(18,584)	(1,055)	8,000	506
Class 4	21,190	1,211	639	39	(921)	(52)	20,908	1,198

Total net increase (decrease)	$173,398	9,756	$41,026	2,490	$(84,556)	(4,852)	$129,868	7,394

American Funds Insurance Series

Capital Income Builder

	Proceeds from initial capitalization			Sales[1]				Reinvestments of dividends and distributions				Repurchases[1]		Net increase
Share class	Amount	Shares		Amount		Shares		Amount		Shares		Amount	Shares	Amount		Shares
Year ended December 31, 2015
Class 1	$—	—		$61,778		6,412		$1,286		136		$(1,229)	(132)	$61,835		6,416
Class 2	—	—		—		—		—	[2]	—	[2]	—	—	—	[2]	—	[2]
Class 4	—	—		111,713		11,396		3,002		315		(5,308)	(549)	109,407		11,162

Total net increase (decrease)	$—	—		$173,491		17,808		$4,288		451		$(6,537)	(681)	$171,242		17,578

Year ended December 31, 2014[3]
Class 1	$19,998	2,000		$154		16		$409		41		$(36)	(4)	$20,525		2,053
Class 2	1	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]	—	—	1		—
Class 4	1	—	[2]	56,746		5,678		520		53		(1,130)	(113)	56,137		5,618

Total net increase (decrease)	$20,000	2,000		$56,900		5,694		$929		94		$(1,166)	(117)	$76,663		7,671

Asset Allocation Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2015
Class 1	$1,535,220	71,399	$1,095,859	52,092	$(2,848,179)	(133,856)	$(217,100)	(10,365)
Class 2	124,804	5,833	461,066	22,110	(682,572)	(32,022)	(96,702)	(4,079)
Class 3	856	40	3,331	159	(4,803)	(223)	(616)	(24)
Class 4	2,429,290	115,496	40,855	1,991	(12,761)	(607)	2,457,384	116,880

Total net increase (decrease)	$4,090,170	192,768	$1,601,111	76,352	$(3,548,315)	(166,708)	$2,142,966	102,412

Year ended December 31, 2014
Class 1	$1,900,080	84,968	$731,542	33,258	$(1,038,802)	(46,153)	$1,592,820	72,073
Class 2	155,081	6,998	356,950	16,361	(715,536)	(32,277)	(203,505)	(8,918)
Class 3	1,259	57	2,611	118	(6,288)	(281)	(2,418)	(106)
Class 4	32,797	1,481	681	31	(2,050)	(94)	31,428	1,418

Total net increase (decrease)	$2,089,217	93,504	$1,091,784	49,768	$(1,762,676)	(78,805)	$1,418,325	64,467

Global Balanced Fund

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares
Year ended December 31, 2015
Class 1	$16,784	1,513	$1,201		111		$(5,668)	(512)	$12,317		1,112
Class 2	15,210	1,360	4,161		386		(21,309)	(1,924)	(1,938)		(178)
Class 4	659	60	9		1		(1)	— [2]	667		61

Total net increase (decrease)	$32,653	2,933	$5,371		498		$(26,978)	(2,436)	$11,046		995

Year ended December 31, 2014
Class 1	$229	20	$1,503		134		$(127)	(11)	$1,605		143
Class 2	29,687	2,589	6,852		616		(9,380)	(820)	27,159		2,385
Class 4	—	—	—	[2]	—	[2]	—	—	—	[2]	—	[2]

Total net increase (decrease)	$29,916	2,609	$8,355		750		$(9,507)	(831)	$28,764		2,528

See end of tables for footnotes.

American Funds Insurance Series

Bond Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2015
Class 1	$1,036,298	93,861	$213,571	19,839	$(300,859)	(27,378)	$949,010	86,322
Class 2	110,070	10,143	157,887	14,830	(551,976)	(50,779)	(284,019)	(25,806)
Class 4	43,727	4,005	1,711	160	(13,279)	(1,216)	32,159	2,949

Total net increase (decrease)	$1,190,095	108,009	$373,169	34,829	$(866,114)	(79,373)	$697,150	63,465

Year ended December 31, 2014
Class 1	$754,186	68,208	$107,710	9,742	$(542,787)	(48,790)	$319,109	29,160
Class 2	177,278	16,106	90,634	8,290	(619,817)	(56,644)	(351,905)	(32,248)
Class 4	31,784	2,869	501	45	(5,766)	(522)	26,519	2,392

Total net increase (decrease)	$963,248	87,183	$198,845	18,077	$(1,168,370)	(105,956)	$(6,277)	(696)

Global Bond Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2015
Class 1	$165,830	14,553	$33,954	3,037	$(282,448)	(25,245)	$(82,664)	(7,655)
Class 2	33,635	2,962	36,798	3,309	(158,924)	(14,073)	(88,491)	(7,802)
Class 4	3,452	304	128	12	(1,543)	(134)	2,037	182

Total net increase (decrease)	$202,917	17,819	$70,880	6,358	$(442,915)	(39,452)	$(169,118)	(15,275)

Year ended December 31, 2014
Class 1	$241,123	19,710	$31,181	2,593	$(156,449)	(12,855)	$115,855	9,448
Class 2	24,571	2,029	30,636	2,560	(157,807)	(13,005)	(102,600)	(8,416)
Class 4	4,775	392	61	5	(626)	(52)	4,210	345

Total net increase (decrease)	$270,469	22,131	$61,878	5,158	$(314,882)	(25,912)	$17,465	1,377

High-Income Bond Fund

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2015
Class 1	$223,032	21,529	$65,080	6,936	$(148,108)	(14,222)	$140,004	14,243
Class 2	32,524	3,169	48,382	5,222	(137,078)	(13,259)	(56,172)	(4,868)
Class 3	2,044	194	742	79	(5,538)	(528)	(2,752)	(255)
Class 4	16,932	1,527	83	8	(16,023)	(1,447)	992	88

Total net increase (decrease)	$274,532	26,419	$114,287	12,245	$(306,747)	(29,456)	$82,072	9,208

Year ended December 31, 2014
Class 1	$226,447	20,029	$60,198	5,726	$(69,861)	(6,187)	$216,784	19,568
Class 2	27,460	2,460	55,536	5,341	(167,244)	(15,003)	(84,248)	(7,202)
Class 3	1,235	109	966	91	(4,384)	(388)	(2,183)	(188)
Class 4	5,476	487	46	4	(5,386)	(472)	136	19

Total net increase (decrease)	$260,618	23,085	$116,746	11,162	$(246,875)	(22,050)	$130,489	12,197

American Funds Insurance Series

Mortgage Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2015
Class 1	$41,987	3,898	$7,999	754		$(67,729)	(6,313)	$(17,743)	(1,661)
Class 2	10,830	1,011	1,499	142		(5,502)	(512)	6,827	641
Class 4	15,842	1,482	168	16		(4,875)	(457)	11,135	1,041

Total net increase (decrease)	$68,659	6,391	$9,666	912		$(78,106)	(7,282)	$219	21

Year ended December 31, 2014
Class 1	$98,137	9,226	$2,596	243		$(16,394)	(1,558)	$84,339	7,911
Class 2	7,547	713	364	34		(6,687)	(633)	1,224	114
Class 4	978	92	3	—	[2]	(513)	(48)	468	44

Total net increase (decrease)	$106,662	10,031	$2,963	277		$(23,594)	(2,239)	$86,031	8,069

U.S. Government/AAA-Rated Securities Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2015
Class 1	$70,484	5,630	$37,336	3,026		$(397,508)	(31,768)	$(289,688)	(23,112)
Class 2	24,610	1,988	37,280	3,053		(190,136)	(15,348)	(128,246)	(10,307)
Class 3	1,477	118	266	21		(3,640)	(290)	(1,897)	(151)
Class 4	50,075	4,027	847	69		(25,031)	(2,017)	25,891	2,079

Total net increase (decrease)	$146,646	11,763	$75,729	6,169		$(616,315)	(49,423)	$(393,940)	(31,491)

Year ended December 31, 2014
Class 1	$137,157	11,139	$22,540	1,819		$(82,815)	(6,714)	$76,882	6,244
Class 2	28,567	2,357	18,675	1,521		(200,417)	(16,407)	(153,175)	(12,529)
Class 3	1,459	118	143	11		(3,611)	(293)	(2,009)	(164)
Class 4	41,142	3,315	325	26		(20,338)	(1,649)	21,129	1,692

Total net increase (decrease)	$208,325	16,929	$41,683	3,377		$(307,181)	(25,063)	$(57,173)	(4,757)

Cash Management Fund

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2015
Class 1	$19,088	1,694	$—	—	$(28,360)	(2,517)	$(9,272)	(823)
Class 2	133,190	12,075	—	—	(161,001)	(14,591)	(27,811)	(2,516)
Class 3	4,437	398	—	—	(5,921)	(532)	(1,484)	(134)
Class 4	30,215	2,699	—	—	(21,575)	(1,926)	8,640	773

Total net increase (decrease)	$186,930	16,866	$—	—	$(216,857)	(19,566)	$(29,927)	(2,700)

Year ended December 31, 2014
Class 1	$30,209	2,674	$—	—	$(38,206)	(3,382)	$(7,997)	(708)
Class 2	155,395	14,015	—	—	(217,194)	(19,587)	(61,799)	(5,572)
Class 3	4,241	379	—	—	(4,604)	(411)	(363)	(32)
Class 4	14,839	1,316	—	—	(7,600)	(674)	7,239	642

Total net increase (decrease)	$204,684	18,384	$—	—	$(267,604)	(24,054)	$(62,920)	(5,670)

See end of tables for footnotes.

American Funds Insurance Series

Managed Risk Growth Fund

	Sales[1]			Reinvestments of dividends and distributions				Repurchases[1]		Net increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2015
Class P1	$308	27		$—		—		$(70)	(6)	$238	21
Class P2	74,489	6,445		—		—		(7,945)	(689)	66,544	5,756

Total net increase (decrease)	$74,797	6,472		$—		—		$(8,015)	(695)	$66,782	5,777

Year ended December 31, 2014
Class P1	$23	2		$5		—	[2]	$(6)	(1)	$22	1
Class P2	58,735	5,108		1,857		164		(8,675)	(742)	51,917	4,530

Total net increase (decrease)	$58,758	5,110		$1,862		164		$(8,681)	(743)	$51,939	4,531

Managed Risk International Fund

	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2015
Class P1	$44	5		$—	[2]	—	[2]	$— [2]	— [2]	$44	5
Class P2	46,083	4,510		14		2		(2,628)	(265)	43,469	4,247

Total net increase (decrease)	$46,127	4,515		$14		2		$(2,628)	(265)	$43,513	4,252

Year ended December 31, 2014
Class P1	$14	1		$2		—	[2]	$— [2]	— [2]	$16	1
Class P2	38,069	3,583		508		50		(6,673)	(626)	31,904	3,007

Total net increase (decrease)	$38,083	3,584		$510		50		$(6,673)	(626)	$31,920	3,008

Managed Risk Blue Chip Income and Growth Fund

	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2015
Class P1	$2	—	[2]	$1		—	[2]	$(22)	(1)	$(19)	(1)
Class P2	70,110	6,160		529		48		(20,979)	(1,845)	49,660	4,363

Total net increase (decrease)	$70,112	6,160		$530		48		$(21,001)	(1,846)	$49,641	4,362

Year ended December 31, 2014
Class P1	$86	7		$6		—	[2]	$(2)	— [2]	$90	7
Class P2	77,239	6,603		2,173		185		(9,167)	(776)	70,245	6,012

Total net increase (decrease)	$77,325	6,610		$2,179		185		$(9,169)	(776)	$70,335	6,019

American Funds Insurance Series

Managed Risk Growth-Income Fund

			Reinvestments of dividends and
	Sales[1]		distributions			Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2015
Class P1	$623	53	$3	—	[2]	$(17)	(1)	$609	52
Class P2	57,640	4,977	64	6		(7,010)	(604)	50,694	4,379

Total net increase (decrease)	$58,263	5,030	$67	6		$(7,027)	(605)	$51,303	4,431

Year ended December 31, 2014
Class P1	$21	2	$5	—	[2]	$— [2]	— [2]	$26	2
Class P2	60,935	5,124	2,228	191		(10,957)	(913)	52,206	4,402

Total net increase (decrease)	$60,956	5,126	$2,233	191		$(10,957)	(913)	$52,232	4,404

Managed Risk Asset Allocation Fund

			Reinvestments of dividends and
	Sales[1]		distributions		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2015
Class P1	$452,013	37,546	$18,473	1,532	$(10,594)	(913)	$459,892	38,165
Class P2	355,940	29,485	68,001	5,622	(161,379)	(13,400)	262,562	21,707

Total net increase (decrease)	$807,953	67,031	$86,474	7,154	$(171,973)	(14,313)	$722,454	59,872

Year ended December 31, 2014
Class P1	$158,370	13,095	$581	47	$(9)	(1)	$158,942	13,141
Class P2	996,253	82,884	976	80	(55,636)	(4,564)	941,593	78,400

Total net increase (decrease)	$1,154,623	95,979	$1,557	127	$(55,645)	(4,565)	$1,100,535	91,541

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	For the period May 1, 2014, commencement of operations, through December 31, 2014.

9. Investment transactions and other disclosures

The following tables present additional information for the year ended December 31, 2015 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund
Purchases of investment securities*	$1,567,789	$1,397,055	$4,213,039	$2,816,740	$1,165,153	$1,796,716
Sales of investment securities*	1,889,682	1,705,870	6,252,951	2,644,950	910,305	1,843,579
Non-U.S. taxes paid on dividend income	5,449	1,585	6,470	11,599	2,790	1,249
Non-U.S. taxes paid on interest income	—	—	—	—	33	—
Non-U.S. taxes paid (refunded) on realized gains	308	6	—	161	2,020	—
Non-U.S. taxes provided on unrealized gains	235	1,139	—	1,058	982	—
Dividends from affiliated issuers	—	90	3,463	—	—	—
Net realized (loss) gain from affiliated issuers	—	(6,757)	15,650	—	—	—

See end of tables for footnote.

American Funds Insurance Series

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
Purchases of investment securities*	$651,031	$5,834,805	$395,724	$329,182	$11,929,561	$159,928
Sales of investment securities*	738,432	6,706,328	333,705	174,057	11,549,144	145,372
Non-U.S. taxes paid on dividend income	2,864	7,002	2,244	174	4,581	190
Non-U.S. taxes paid on interest income	—	—	23	—	—	11
Non-U.S. taxes paid (refunded) on realized gains	—	2,965	—	—	(2,188)	3
Non-U.S. taxes provided on unrealized gains	182	122	25	—	108	1
Dividends from affiliated issuers	989	—	—	—	—	—
Net realized (loss) gain from affiliated issuers	(3,503)	—	—	—	—	—

	Bond Fund	Global Bond Fund	High- Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund
Purchases of investment securities*	$32,257,717	$3,290,387	$1,193,648	$3,518,675	$19,133,143	$—
Sales of investment securities*	32,232,285	3,441,853	1,136,846	3,507,183	18,815,949	—
Non-U.S. taxes paid on dividend income	—	—	—	—	—	—
Non-U.S. taxes paid on interest income	345	377	46	—	—	—
Non-U.S. taxes paid (refunded) on realized gains	214	179	—	—	—	—
Non-U.S. taxes provided on unrealized gains	10	47	12	—	—	—
Dividends from affiliated issuers	—	—	—	—	—	—
Net realized (loss) gain from affiliated issuers	—	—	—	—	—	—

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$94,861	$52,245	$77,279	$68,257	$813,912
Sales of investment securities*	17,377	9,609	23,260	9,961	72,643
Non-U.S. taxes paid on dividend income	—	—	—	—	—
Dividends from affiliated issuers	1,102	1,358	2,783	1,722	45,462
Net realized (loss) gain from affiliated issuers	(1,761)	(529)	2,065	216	4,398

*	Excludes short-term securities and U.S. government obligations, if any.

10. Ownership concentration

At December 31, 2015, CRMC held aggregate ownership of 14% of the outstanding shares of Global Balanced Fund. The ownership represents the seed money invested in the fund when the fund began operations. In addition, American Funds Insurance Series — Portfolio Series — Managed Risk Growth and Income Portfolio held 23% of the outstanding shares of Capital Income Builder.

American Funds Insurance Series

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Growth Fund
Class 1:
12/31/15	$27.48	$.25	$1.80	$2.05	$(.35)	$(2.79)	$(3.14)	$26.39	7.24%	$1,626		.55%		.90%
12/31/14	30.11	.31 [2]	.40	.71	(.40)	(2.94)	(3.34)	27.48	2.52	1,558		.55		1.08 [2]
12/31/13	23.58	.31	6.62	6.93	(.40)	—	(.40)	30.11	29.51	1,508		.55		1.17
12/31/12	19.40	.30	4.14	4.44	(.26)	—	(.26)	23.58	22.89	1,466		.56		1.38
12/31/11	21.61	.29	(2.16)	(1.87)	(.34)	—	(.34)	19.40	(8.66)	1,277		.55		1.37
Class 2:
12/31/15	27.30	.18	1.78	1.96	(.28)	(2.79)	(3.07)	26.19	6.94	3,817		.80		.66
12/31/14	29.92	.24 [2]	.41	.65	(.33)	(2.94)	(3.27)	27.30	2.31	3,992		.80		.85 [2]
12/31/13	23.44	.24	6.58	6.82	(.34)	—	(.34)	29.92	29.18	4,379		.80		.91
12/31/12	19.29	.24	4.11	4.35	(.20)	—	(.20)	23.44	22.56	3,723		.81		1.13
12/31/11	21.48	.24	(2.15)	(1.91)	(.28)	—	(.28)	19.29	(8.89)	3,535		.80		1.13
Class 4:
12/31/15	27.34	.09	1.81	1.90	(.29)	(2.79)	(3.08)	26.16	6.69	91		1.05		.34
12/31/14	30.07	.07 [2]	.50	.57	(.36)	(2.94)	(3.30)	27.34	2.01	19		1.05		.26 [2]
12/31/13	23.58	.13	6.77	6.90	(.41)	—	(.41)	30.07	29.36	1		1.06		.43
12/31/12[3,4]	23.53	.01	.29	.30	(.25)	—	(.25)	23.58	1.27 [5,6]	—	[7]	.02	[5,6]	.04 [5,6]

Global Small Capitalization Fund
Class 1:
12/31/15	$26.09	$.04	$.36	$.40	$—	$(2.08)	$(2.08)	$24.41	.50%	$1,706		.73%		.15%
12/31/14	25.69	.09	.52	.61	(.09)	(.12)	(.21)	26.09	2.36	1,411		.74		.34
12/31/13	20.16	.04	5.70	5.74	(.21)	—	(.21)	25.69	28.60	1,241		.74		.17
12/31/12	17.28	.09	3.09	3.18	(.30)	—	(.30)	20.16	18.51	1,019		.75		.46
12/31/11	21.67	.07	(4.14)	(4.07)	(.32)	—	(.32)	17.28	(18.94)	795		.74		.36
Class 2:
12/31/15	25.64	(.03)	.37	.34	—	(2.08)	(2.08)	23.90	.27	2,492		.98		(.10)
12/31/14	25.25	.03	.51	.54	(.03)	(.12)	(.15)	25.64	2.12	2,738		.99		.10
12/31/13	19.86	(.01)	5.60	5.59	(.20)	—	(.20)	25.25	28.28	2,955		.99		(.05)
12/31/12	17.04	.04	3.03	3.07	(.25)	—	(.25)	19.86	18.18	2,603		1.00		.20
12/31/11	21.35	.02	(4.06)	(4.04)	(.27)	—	(.27)	17.04	(19.14)	2,450		.99		.10
Class 4:
12/31/15	25.92	(.10)	.37	.27	—	(2.08)	(2.08)	24.11	(.02)	34		1.23		(.37)
12/31/14	25.57	(.05)	.54	.49	(.02)	(.12)	(.14)	25.92	1.88	12		1.24		(.17)
12/31/13	20.16	(.12)	5.74	5.62	(.21)	—	(.21)	25.57	28.01	4		1.24		(.50)
12/31/12[3,4]	19.68	.01	.54	.55	(.07)	—	(.07)	20.16	2.80 [5,6]	—	[7]	.04	[5,6]	.04 [5,6]

See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Growth Fund
Class 1:
12/31/15	$80.15	$.64		$5.08	$5.72	$(.61)	$(17.24)	$(17.85)	$68.02	7.12%	$6,796		.35%		.87%
12/31/14	78.54	.88	[2]	5.79	6.67	(1.16)	(3.90)	(5.06)	80.15	8.78	7,118		.35		1.12	[2]
12/31/13	60.90	.64		17.84	18.48	(.84)	—	(.84)	78.54	30.43	7,003		.35		.93
12/31/12	52.07	.63		8.83	9.46	(.63)	—	(.63)	60.90	18.19	7,116		.35		1.10
12/31/11	54.78	.45		(2.68)	(2.23)	(.48)	—	(.48)	52.07	(4.06)	7,426		.34		.81
Class 2:
12/31/15	79.84	.46		5.06	5.52	(.43)	(17.24)	(17.67)	67.69	6.86	14,414		.60		.62
12/31/14	77.94	.68	[2]	5.75	6.43	(.63)	(3.90)	(4.53)	79.84	8.51	15,413		.60		.87	[2]
12/31/13	60.45	.47		17.68	18.15	(.66)	—	(.66)	77.94	30.11	16,334		.60		.68
12/31/12	51.68	.47		8.77	9.24	(.47)	—	(.47)	60.45	17.89	14,911		.60		.83
12/31/11	54.35	.30		(2.63)	(2.33)	(.34)	—	(.34)	51.68	(4.27)	16,701		.59		.55
Class 3:
12/31/15	80.47	.51		5.11	5.62	(.48)	(17.24)	(17.72)	68.37	6.92	194		.53		.69
12/31/14	78.62	.74	[2]	5.79	6.53	(.78)	(3.90)	(4.68)	80.47	8.58	208		.53		.94	[2]
12/31/13	60.97	.52		17.84	18.36	(.71)	—	(.71)	78.62	30.20	216		.53		.75
12/31/12	52.13	.53		8.83	9.36	(.52)	—	(.52)	60.97	17.97	189		.53		.92
12/31/11	54.82	.34		(2.66)	(2.32)	(.37)	—	(.37)	52.13	(4.21)	189		.52		.62
Class 4:
12/31/15	79.74	.29		5.02	5.31	(.55)	(17.24)	(17.79)	67.26	6.59	394		.85		.42
12/31/14	78.32	.37	[2]	5.87	6.24	(.92)	(3.90)	(4.82)	79.74	8.25	24		.85		.47	[2]
12/31/13	60.90	.29		17.90	18.19	(.77)	—	(.77)	78.32	29.96	5		.85		.40
12/31/12[3,4]	60.55	.03		.78	.81	(.46)	—	(.46)	60.90	1.33 [5,6]	—	[7]	.02	[5,6]	.05	[5,6]

International Fund
Class 1:
12/31/15	$20.35	$.29		$(1.03)	$(.74)	$(.35)	$(1.18)	$(1.53)	$18.08	(4.25)%	$3,427		.54%		1.41%
12/31/14	21.22	.30		(.81)	(.51)	(.36)	—	(.36)	20.35	(2.41)	3,282		.54		1.43
12/31/13	17.68	.27		3.59	3.86	(.32)	—	(.32)	21.22	21.91	3,324		.54		1.41
12/31/12	15.21	.30		2.47	2.77	(.30)	—	(.30)	17.68	18.21	3,618		.54		1.81
12/31/11	18.05	.35		(2.84)	(2.49)	(.35)	—	(.35)	15.21	(13.76)	3,314		.53		2.03
Class 2:
12/31/15	20.29	.24		(1.03)	(.79)	(.30)	(1.18)	(1.48)	18.02	(4.53)	3,978		.79		1.17
12/31/14	21.15	.25		(.81)	(.56)	(.30)	—	(.30)	20.29	(2.65)	4,374		.79		1.19
12/31/13	17.62	.22		3.58	3.80	(.27)	—	(.27)	21.15	21.64	5,916		.79		1.15
12/31/12	15.16	.26		2.45	2.71	(.25)	—	(.25)	17.62	17.91	5,465		.79		1.57
12/31/11	17.98	.31		(2.82)	(2.51)	(.31)	—	(.31)	15.16	(13.96)	5,210		.78		1.81
Class 3:
12/31/15	20.38	.25		(1.03)	(.78)	(.31)	(1.18)	(1.49)	18.11	(4.44)	32		.72		1.24
12/31/14	21.24	.27		(.82)	(.55)	(.31)	—	(.31)	20.38	(2.56)	38		.72		1.28
12/31/13	17.70	.23		3.59	3.82	(.28)	—	(.28)	21.24	21.67	46		.72		1.22
12/31/12	15.23	.27		2.47	2.74	(.27)	—	(.27)	17.70	17.97	44		.72		1.65
12/31/11	18.05	.33		(2.83)	(2.50)	(.32)	—	(.32)	15.23	(13.85)	43		.71		1.90
Class 4:
12/31/15	20.23	.17		(1.00)	(.83)	(.29)	(1.18)	(1.47)	17.93	(4.75)	46		1.04		.88
12/31/14	21.16	.07		(.68)	(.61)	(.32)	—	(.32)	20.23	(2.88)	18		1.04		.31
12/31/13	17.68	(.01)		3.79	3.78	(.30)	—	(.30)	21.16	21.48	2		1.04		(.07)
12/31/12[3,4]	17.79	.01		.16	.17	(.28)	—	(.28)	17.68	.98 [5,6]	—	[7]	.02	[5,6]	.05	[5,6]

American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

New World Fund
Class 1:
12/31/15	$20.72	$.19		$(.71)	$(.52)	$(.17)	$(1.16)	$(1.33)	$18.87	(2.96)%	$1,562		.79%		.92%
12/31/14	25.08	.29	[2]	(1.92)	(1.63)	(.29)	(2.44)	(2.73)	20.72	(7.63)	1,433		.78		1.23	[2]
12/31/13	22.93	.34		2.31	2.65	(.39)	(.11)	(.50)	25.08	11.66	1,388		.78		1.45
12/31/12	19.65	.33		3.23	3.56	(.28)	—	(.28)	22.93	18.13	1,140		.79		1.54
12/31/11	23.28	.36		(3.55)	(3.19)	(.44)	—	(.44)	19.65	(13.75)	826		.78		1.62
Class 2:
12/31/15	20.54	.14		(.69)	(.55)	(.12)	(1.16)	(1.28)	18.71	(3.14)	961		1.04		.68
12/31/14	24.88	.24	[2]	(1.91)	(1.67)	(.23)	(2.44)	(2.67)	20.54	(7.87)	1,084		1.03		1.01	[2]
12/31/13	22.75	.28		2.29	2.57	(.33)	(.11)	(.44)	24.88	11.38	1,307		1.03		1.22
12/31/12	19.50	.28		3.19	3.47	(.22)	—	(.22)	22.75	17.82	1,378		1.04		1.31
12/31/11	23.09	.30		(3.51)	(3.21)	(.38)	—	(.38)	19.50	(13.95)	1,350		1.03		1.37
Class 4:
12/31/15	20.56	.08		(.68)	(.60)	(.11)	(1.16)	(1.27)	18.69	(3.37)	171		1.29		.39
12/31/14	24.99	.09	[2]	(1.83)	(1.74)	(.25)	(2.44)	(2.69)	20.56	(8.13)	64		1.28		.40	[2]
12/31/13	22.93	.14		2.41	2.55	(.38)	(.11)	(.49)	24.99	11.20	8		1.29		.56
12/31/12[3,4]	22.83	.01		.35	.36	(.26)	—	(.26)	22.93	1.58 [5,6]	—	[7]	.04	[5,6]	.04	[5,6]

Blue Chip Income and Growth Fund
Class 1:
12/31/15	$14.69	$.31		$(.64)	$(.33)	$(.29)	$(1.45)	$(1.74)	$12.62	(2.72)%	$3,638		.41%		2.23%
12/31/14	13.12	.46	[2]	1.59	2.05	(.48)	—	(.48)	14.69	15.69	3,542		.42		3.31	[2]
12/31/13	10.05	.27		3.06	3.33	(.26)	—	(.26)	13.12	33.26	2,814		.42		2.27
12/31/12	9.00	.24		1.04	1.28	(.23)	—	(.23)	10.05	14.18	1,357		.43		2.41
12/31/11	9.25	.19		(.25)	(.06)	(.19)	—	(.19)	9.00	(.63)	992		.42		2.08
Class 2:
12/31/15	14.57	.27		(.62)	(.35)	(.26)	(1.45)	(1.71)	12.51	(2.93)	3,228		.66		1.97
12/31/14	13.02	.44	[2]	1.55	1.99	(.44)	—	(.44)	14.57	15.36	3,722		.67		3.14	[2]
12/31/13	9.97	.23		3.05	3.28	(.23)	—	(.23)	13.02	33.00	3,755		.67		2.03
12/31/12	8.93	.21		1.03	1.24	(.20)	—	(.20)	9.97	13.88	3,382		.68		2.17
12/31/11	9.18	.17		(.26)	(.09)	(.16)	—	(.16)	8.93	(.90)	3,340		.67		1.83
Class 4:
12/31/15	14.63	.24		(.63)	(.39)	(.26)	(1.45)	(1.71)	12.53	(3.21)	32		.91		1.75
12/31/14	13.12	.34	[2]	1.63	1.97	(.46)	—	(.46)	14.63	15.13	9		.92		2.33	[2]
12/31/13	10.05	.18		3.15	3.33	(.26)	—	(.26)	13.12	33.27	—	[7]	.86		1.39
12/31/12[3,4]	10.20	.01		.03	.04	(.19)	—	(.19)	10.05	.38 [5,6]	—	[7]	.02	[5,6]	.10	[5,6]

See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Growth and Income Fund
Class 1:
12/31/15	$12.78	$.26		$(.40)	$(.14)	$(.29)	$—	$(.29)	$12.35	(1.14)%	$293		.64%		2.04%
12/31/14	12.53	.43	[2]	.31	.74	(.49)	—	(.49)	12.78	6.00	200		.63		3.34	[2]
12/31/13	10.56	.39		2.00	2.39	(.42)	—	(.42)	12.53	22.81	206		.62		3.35
12/31/12	9.20	.25		1.39	1.64	(.28)	—	(.28)	10.56	17.93	180		.62		2.56
12/31/11	9.96	.28		(.75)	(.47)	(.29)	—	(.29)	9.20	(4.68)	161		.61		2.86
Class 2:
12/31/15	12.75	.24		(.41)	(.17)	(.25)	—	(.25)	12.33	(1.34)	1,479		.89		1.84
12/31/14	12.51	.41	[2]	.29	.70	(.46)	—	(.46)	12.75	5.64	1,685		.88		3.22	[2]
12/31/13	10.54	.36		2.00	2.36	(.39)	—	(.39)	12.51	22.54	1,822		.87		3.09
12/31/12	9.19	.23		1.38	1.61	(.26)	—	(.26)	10.54	17.56	1,837		.87		2.31
12/31/11	9.94	.25		(.74)	(.49)	(.26)	—	(.26)	9.19	(4.85)	1,839		.86		2.60
Class 4:
12/31/15	12.71	.19		(.39)	(.20)	(.25)	—	(.25)	12.26	(1.60)	5		1.14		1.46
12/31/14	12.50	.30	[2]	.37	.67	(.46)	—	(.46)	12.71	5.41	1		1.13		2.30	[2]
12/31/13	10.55	.28		2.09	2.37	(.42)	—	(.42)	12.50	22.60	1		1.12		2.27
12/31/12[3,4]	10.64	.01		.13	.14	(.23)	—	(.23)	10.55	1.27 [5,6]	—	[7]	.03	[5,6]	.08	[5,6]

Growth-Income Fund
Class 1:
12/31/15	$52.76	$.79		$.37	$1.16	$(.75)	$(7.77)	$(8.52)	$45.40	1.72%	$10,747		.29%		1.59%
12/31/14	50.72	.81		4.57	5.38	(.80)	(2.54)	(3.34)	52.76	10.91	10,812		.29		1.56
12/31/13	38.48	.66		12.31	12.97	(.73)	—	(.73)	50.72	33.82	9,857		.29		1.49
12/31/12	33.27	.66		5.25	5.91	(.70)	—	(.70)	38.48	17.79	9,782		.29		1.79
12/31/11	34.47	.61		(1.18)	(.57)	(.63)	—	(.63)	33.27	(1.60)	9,496		.28		1.77
Class 2:
12/31/15	52.41	.66		.37	1.03	(.63)	(7.77)	(8.40)	45.04	1.45	12,895		.54		1.34
12/31/14	50.40	.67		4.55	5.22	(.67)	(2.54)	(3.21)	52.41	10.63	14,337		.54		1.31
12/31/13	38.24	.55		12.23	12.78	(.62)	—	(.62)	50.40	33.50	14,980		.54		1.25
12/31/12	33.07	.56		5.22	5.78	(.61)	—	(.61)	38.24	17.48	13,403		.54		1.53
12/31/11	34.25	.52		(1.16)	(.64)	(.54)	—	(.54)	33.07	(1.83)	13,235		.53		1.52
Class 3:
12/31/15	52.82	.70		.37	1.07	(.66)	(7.77)	(8.43)	45.46	1.53	161		.47		1.41
12/31/14	50.77	.71		4.59	5.30	(.71)	(2.54)	(3.25)	52.82	10.71	185		.47		1.38
12/31/13	38.52	.58		12.32	12.90	(.65)	—	(.65)	50.77	33.58	193		.47		1.32
12/31/12	33.30	.59		5.26	5.85	(.63)	—	(.63)	38.52	17.59	168		.47		1.60
12/31/11	34.49	.55		(1.18)	(.63)	(.56)	—	(.56)	33.30	(1.77)	172		.46		1.59
Class 4:
12/31/15	52.39	.58		.33	.91	(.71)	(7.77)	(8.48)	44.82	1.21	410		.79		1.25
12/31/14	50.56	.58		4.51	5.09	(.72)	(2.54)	(3.26)	52.39	10.34	30		.79		1.11
12/31/13	38.47	.45		12.33	12.78	(.69)	—	(.69)	50.56	33.32	3		.79		.96
12/31/12[3,4]	38.65	.01		.39	.40	(.58)	—	(.58)	38.47	1.02 [5,6]	—	[7]	.01	[5,6]	.03	[5,6]

American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

International Growth and Income Fund
Class 1:
12/31/15	$16.27	$.42		$(1.25)	$(.83)	$(.38)	$(.34)	$(.72)	$14.72	(5.34)%	$707		.68%		2.60%
12/31/14	17.48	.58	[2]	(1.09)	(.51)	(.53)	(.17)	(.70)	16.27	(2.93)	740		.68		3.32	[2]
12/31/13	15.29	.44		2.50	2.94	(.47)	(.28)	(.75)	17.48	19.39	696		.69		2.63
12/31/12	13.40	.37		1.89	2.26	(.37)	—	(.37)	15.29	16.84	203		.74		2.50
12/31/11	15.25	.47		(1.77)	(1.30)	(.44)	(.11)	(.55)	13.40	(8.51)	35		.73		3.17
Class 2:
12/31/15	16.22	.38		(1.24)	(.86)	(.34)	(.34)	(.68)	14.68	(5.60)	254		.93		2.32
12/31/14	17.43	.56	[2]	(1.10)	(.54)	(.50)	(.17)	(.67)	16.22	(3.15)	248		.93		3.21	[2]
12/31/13	15.25	.38		2.51	2.89	(.43)	(.28)	(.71)	17.43	19.09	257		.94		2.28
12/31/12	13.37	.40		1.81	2.21	(.33)	—	(.33)	15.25	16.50	225		.99		2.77
12/31/11	15.21	.42		(1.75)	(1.33)	(.40)	(.11)	(.51)	13.37	(8.71)	199		.98		2.89
Class 4:
12/31/15	16.19	.33		(1.23)	(.90)	(.32)	(.34)	(.66)	14.63	(5.82)	32		1.18		2.02
12/31/14	17.45	.26	[2]	(.85)	(.59)	(.50)	(.17)	(.67)	16.19	(3.39)	20		1.18		1.52	[2]
12/31/13	15.29	.03		2.87	2.90	(.46)	(.28)	(.74)	17.45	19.16	1		1.19		.18
12/31/12[3,4]	15.56	.01		.09	.10	(.37)	—	(.37)	15.29	.62 [5,6]	—	[7]	.04	[5,6]	.07	[5,6]

Capital Income Builder
Class 1:
12/31/15	$9.81	$.28		$(.40)	$(.12)	$(.29)	$—	$(.29)	$9.40	(1.23)%	$80		.56%		2.88%
12/31/14[3,8]	10.00	.19		(.18)	.01	(.19)	(.01)	(.20)	9.81	.126	20		.56	[9]	2.87	[9]
Class 2:
12/31/15	9.81	.31		(.43)	(.12)	(.29)	—	(.29)	9.40	(1.23)[5]	—	[7]	.46	[5]	3.12	[5]
12/31/14[3,8]	10.00	.20		(.19)	.01	(.19)	(.01)	(.20)	9.81	.12 [5,6]	—	[7]	.47	[5,9]	2.94	[5,9]
Class 4:
12/31/15	9.80	.25		(.42)	(.17)	(.25)	—	(.25)	9.38	(1.79)	157		1.05		2.55
12/31/14[3,8]	10.00	.14		(.16)	(.02)	(.17)	(.01)	(.18)	9.80	(.21)[6]	55		1.06	[9]	2.08	[9]

Asset Allocation Fund
Class 1:
12/31/15	$22.23	$.40		$(.02)	$.38	$(.40)	$(1.59)	$(1.99)	$20.62	1.64%	$10,913		.29%		1.85%
12/31/14	22.49	.44		.81	1.25	(.39)	(1.12)	(1.51)	22.23	5.66	11,997		.30		1.95
12/31/13	18.43	.35		4.07	4.42	(.36)	—	(.36)	22.49	24.04	10,515		.31		1.71
12/31/12	16.17	.37		2.28	2.65	(.39)	—	(.39)	18.43	16.44	7,199		.31		2.11
12/31/11	16.28	.37		(.12)	.25	(.36)	—	(.36)	16.17	1.56	5,932		.31		2.25
Class 2:
12/31/15	22.06	.34		(.01)	.33	(.35)	(1.59)	(1.94)	20.45	1.40	5,008		.54		1.60
12/31/14	22.33	.37		.81	1.18	(.33)	(1.12)	(1.45)	22.06	5.40	5,494		.55		1.69
12/31/13	18.31	.30		4.03	4.33	(.31)	—	(.31)	22.33	23.69	5,760		.56		1.47
12/31/12	16.06	.33		2.27	2.60	(.35)	—	(.35)	18.31	16.19	5,225		.56		1.86
12/31/11	16.17	.33		(.13)	.20	(.31)	—	(.31)	16.06	1.30	5,151		.56		1.99
Class 3:
12/31/15	22.25	.36		(.02)	.34	(.36)	(1.59)	(1.95)	20.64	1.46	36		.47		1.67
12/31/14	22.51	.39		.81	1.20	(.34)	(1.12)	(1.46)	22.25	5.47	40		.48		1.76
12/31/13	18.45	.32		4.06	4.38	(.32)	—	(.32)	22.51	23.81	42		.49		1.54
12/31/12	16.18	.34		2.29	2.63	(.36)	—	(.36)	18.45	16.28	38		.49		1.93
12/31/11	16.29	.34		(.13)	.21	(.32)	—	(.32)	16.18	1.36	38		.49		2.05
Class 4:
12/31/15	22.11	.30		(.02)	.28	(.40)	(1.59)	(1.99)	20.40	1.14	2,414		.79		1.45
12/31/14	22.46	.34		.79	1.13	(.36)	(1.12)	(1.48)	22.11	5.16	32		.80		1.55
12/31/13	18.43	.27		4.12	4.39	(.36)	—	(.36)	22.46	23.89	1		.79		1.22
12/31/12[3,4]	18.52	.01		.21	.22	(.31)	—	(.31)	18.43	1.17 [5,6]	—	[7]	.01	[5,6]	.08	[5,6]

See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Balanced Fund
Class 1:
12/31/15	$11.11	$.20		$(.28)	$(.08)	$(.14)	$(.15)	$(.29)	$10.74	(.69)%	$47		.72%		1.80%
12/31/14	11.37	.25	[2]	(.03)	.22	(.18)	(.30)	(.48)	11.11	1.87	37		.71		2.14	[2]
12/31/13	10.34	.22		1.07	1.29	(.18)	(.08)	(.26)	11.37	12.56	36		.70		2.05
12/31/12	9.35	.20		.98	1.18	(.19)	—	(.19)	10.34	12.58	32		.72		2.00
12/31/11[3,10]	10.00	.13		(.72)	(.59)	(.06)	—	(.06)	9.35	(5.89)[6]	28		.69	[9]	1.99	[9]
Class 2:
12/31/15	11.09	.18		(.28)	(.10)	(.12)	(.15)	(.27)	10.72	(.95)	171		.97		1.60
12/31/14	11.35	.22	[2]	(.03)	.19	(.15)	(.30)	(.45)	11.09	1.63	179		.96		1.88	[2]
12/31/13	10.33	.20		1.06	1.26	(.16)	(.08)	(.24)	11.35	12.23	156		.95		1.79
12/31/12	9.35	.17		.97	1.14	(.16)	—	(.16)	10.33	12.24	119		.97		1.76
12/31/11[3,10]	10.00	.09		(.69)	(.60)	(.05)	—	(.05)	9.35	(5.97)[6]	72		.94	[9]	1.45	[9]
Class 4:
12/31/15	11.09	.06		(.17)	(.11)	(.14)	(.15)	(.29)	10.69	(1.00)	1		1.34		.58
12/31/14	11.35	.24	[2]	(.02)	.22	(.18)	(.30)	(.48)	11.09	1.88 [5]	—	[7]	.67	[5]	2.07	[2,5]
12/31/13	10.33	.22		1.06	1.28	(.18)	(.08)	(.26)	11.35	12.49 [5]	—	[7]	.71	[5]	1.98	[5]
12/31/12[3,4]	10.47	.01		.03	.04	(.18)	—	(.18)	10.33	.40 [5,6]	—	[7]	.03	[5,6]	.05	[5,6]

Bond Fund
Class 1:
12/31/15	$11.08	$.22		$(.17)	$.05	$(.21)	$(.22)	$(.43)	$10.70	.45%	$5,731		.38%		1.95%
12/31/14	10.73	.23		.37	.60	(.25)	— [11]	(.25)	11.08	5.59	4,977		.39		2.03
12/31/13	11.29	.22		(.43)	(.21)	(.23)	(.12)	(.35)	10.73	(1.89)	4,506		.39		2.01
12/31/12	10.99	.25		.36	.61	(.31)	—	(.31)	11.29	5.58	3,917		.39		2.23
12/31/11	10.67	.32		.36	.68	(.36)	—	(.36)	10.99	6.41	4,354		.38		2.89
Class 2:
12/31/15	10.95	.18		(.15)	.03	(.18)	(.22)	(.40)	10.58	.28	4,135		.63		1.69
12/31/14	10.61	.20		.36	.56	(.22)	— [11]	(.22)	10.95	5.28	4,565		.64		1.79
12/31/13	11.17	.19		(.43)	(.24)	(.20)	(.12)	(.32)	10.61	(2.16)	4,763		.64		1.76
12/31/12	10.87	.22		.36	.58	(.28)	—	(.28)	11.17	5.37	5,044		.64		1.97
12/31/11	10.56	.29		.35	.64	(.33)	—	(.33)	10.87	6.10	4,984		.63		2.64
Class 4:
12/31/15	11.01	.16		(.16)	—	(.18)	(.22)	(.40)	10.61	(.08)	59		.88		1.47
12/31/14	10.69	.16		.39	.55	(.23)	— [11]	(.23)	11.01	5.15	29		.89		1.43
12/31/13	11.29	.17		(.43)	(.26)	(.22)	(.12)	(.34)	10.69	(2.34)	3		.89		1.58
12/31/12[3,4]	11.55	.01		(.02)	(.01)	(.25)	—	(.25)	11.29	(.04)[5,6]	—	[7]	.02	[5,6]	.10	[5,6]

Global Bond Fund
Class 1:
12/31/15	$11.77	$.27		$(.71)	$(.44)	$(.01)	$(.31)	$(.32)	$11.01	(3.75)%	$1,032		.57%		2.34%
12/31/14	11.88	.29		(.08)	.21	(.21)	(.11)	(.32)	11.77	1.71	1,194		.57		2.35
12/31/13	12.32	.28		(.58)	(.30)	—	(.14)	(.14)	11.88	(2.40)	1,093		.56		2.37
12/31/12	11.96	.28		.48	.76	(.29)	(.11)	(.40)	12.32	6.43	959		.56		2.29
12/31/11	11.82	.36		.22	.58	(.37)	(.07)	(.44)	11.96	4.86	619		.56		2.97
Class 2:
12/31/15	11.72	.24		(.71)	(.47)	(.01)	(.31)	(.32)	10.93	(4.07)	1,208		.82		2.09
12/31/14	11.81	.26		(.09)	.17	(.15)	(.11)	(.26)	11.72	1.39	1,386		.82		2.11
12/31/13	12.27	.25		(.57)	(.32)	—	(.14)	(.14)	11.81	(2.58)	1,496		.81		2.11
12/31/12	11.91	.25		.48	.73	(.26)	(.11)	(.37)	12.27	6.19	1,664		.81		2.06
12/31/11	11.78	.33		.21	.54	(.34)	(.07)	(.41)	11.91	4.54	1,639		.81		2.75
Class 4:
12/31/15	11.70	.21		(.71)	(.50)	— [11]	(.31)	(.31)	10.89	(4.27)	6		1.07		1.86
12/31/14	11.87	.20		(.05)	.15	(.21)	(.11)	(.32)	11.70	1.16	4		1.09		1.66
12/31/13	12.31	.27		(.57)	(.30)	—	(.14)	(.14)	11.87	(2.41)	—	[7]	.79		2.25
12/31/12[3,4]	12.53	.01		(.04)	(.03)	(.19)	—	(.19)	12.31	(.28)[5,6]	—	[7]	.02	[5,6]	.11	[5,6]

American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

High-Income Bond Fund
Class 1:
12/31/15	$10.54	$.64		$(1.36)	$(.72)	$(.63)	$—	$(.63)	$9.19	(6.94)%	$1,017		.48%		6.12%
12/31/14	11.13	.67		(.59)	.08	(.67)	—	(.67)	10.54	.80	1,017		.48		5.90
12/31/13	11.16	.75		.01	.76	(.79)	—	(.79)	11.13	6.89	856		.48		6.54
12/31/12	10.54	.81		.64	1.45	(.83)	—	(.83)	11.16	13.90	894		.48		7.25
12/31/11	11.20	.88		(.64)	.24	(.90)	—	(.90)	10.54	2.18	787		.47		7.70
Class 2:
12/31/15	10.41	.60		(1.35)	(.75)	(.60)	—	(.60)	9.06	(7.30)	765		.73		5.85
12/31/14	10.99	.63		(.57)	.06	(.64)	—	(.64)	10.41	.63	929		.73		5.67
12/31/13	11.03	.71		.01	.72	(.76)	—	(.76)	10.99	6.60	1,061		.73		6.29
12/31/12	10.42	.78		.63	1.41	(.80)	—	(.80)	11.03	13.70	1,135		.73		7.00
12/31/11	11.08	.84		(.63)	.21	(.87)	—	(.87)	10.42	1.92	1,064		.72		7.44
Class 3:
12/31/15	10.57	.62		(1.37)	(.75)	(.60)	—	(.60)	9.22	(7.13)	12		.66		5.91
12/31/14	11.16	.65		(.59)	.06	(.65)	—	(.65)	10.57	.59	16		.66		5.74
12/31/13	11.18	.73		.02	.75	(.77)	—	(.77)	11.16	6.77	19		.66		6.36
12/31/12	10.56	.80		.63	1.43	(.81)	—	(.81)	11.18	13.67	21		.66		7.07
12/31/11	11.22	.86		(.64)	.22	(.88)	—	(.88)	10.56	1.97	21		.65		7.51
Class 4:
12/31/15	11.05	.62		(1.43)	(.81)	(.51)	—	(.51)	9.73	(7.42)	1		.98		5.51
12/31/14	11.12	.63		(.59)	.04	(.11)	—	(.11)	11.05	.35	—	[7]	.98		5.49
12/31/13	11.16	.67		.08	.75	(.79)	—	(.79)	11.12	6.81	—	[7]	.93		5.82
12/31/12[3,4]	11.80	.04		— [11]	.04	(.68)	—	(.68)	11.16	.34 [5,6]	—	[7]	.02	[5,6]	.35 [5,6]

Mortgage Fund
Class 1:
12/31/15	$10.70	$.10		$.13	$.23	$(.18)	$(.14)	$(.32)	$10.61	2.09%	$272		.45%		.89%
12/31/14	10.23	.12		.45	.57	(.10)	—	(.10)	10.70	5.54	292		.45		1.12
12/31/13	10.47	.04		(.18)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)	198		.44		.35
12/31/12	10.37	.01		.25	.26	(.06)	(.10)	(.16)	10.47	2.57	87		.45		.08
12/31/11[3,10]	10.00	—	[11]	.48	.48	(.01)	(.10)	(.11)	10.37	4.78	55		.42	[9]	.04 [9]
Class 2:
12/31/15	10.68	.07		.13	.20	(.15)	(.14)	(.29)	10.59	1.86	59		.70		.65
12/31/14	10.22	.10		.44	.54	(.08)	—	(.08)	10.68	5.23	52		.70		.91
12/31/13	10.46	—	[11]	(.17)	(.17)	(.05)	(.02)	(.07)	10.22	(1.68)	49		.69		(.02)
12/31/12	10.36	(.02)		.26	.24	(.04)	(.10)	(.14)	10.46	2.38	49		.70		(.16)
12/31/11[3,10]	10.00	(.02)		.48	.46	— [11]	(.10)	(.10)	10.36	4.60	22		.67	[9]	(.25)[9]
Class 4:
12/31/15	10.65	.04		.14	.18	(.17)	(.14)	(.31)	10.52	1.62	11		.97		.37
12/31/14	10.23	.05		.46	.51	(.09)	—	(.09)	10.65	4.98	1		.94		.47
12/31/13	10.47	.02		(.16)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)[5]	—	[7]	.38	[5]	.23 [5]
12/31/12[3,4]	10.60	—	[11]	.01	.01	(.06)	(.08)	(.14)	10.47	.09 [5,6]	—	[7]	.02	[5,6]	.04 [5,6]
See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

U.S. Government/AAA-Rated Securities Fund
Class 1:
12/31/15	$12.40	$.13	$.09	$.22	$(.21)	$(.10)	$(.31)	$12.31	1.93%	$1,426		.35%		1.02%
12/31/14	11.94	.15	.48	.63	(.17)	—	(.17)	12.40	5.24	1,723		.35		1.24
12/31/13	12.75	.08	(.44)	(.36)	(.11)	(.34)	(.45)	11.94	(2.87)	1,584		.35		.67
12/31/12	13.00	.10	.18	.28	(.16)	(.37)	(.53)	12.75	2.22	1,809		.34		.75
12/31/11	12.59	.23	.74	.97	(.26)	(.30)	(.56)	13.00	7.85	1,785		.34		1.83
Class 2:
12/31/15	12.29	.10	.09	.19	(.18)	(.10)	(.28)	12.20	1.59	1,579		.60		.79
12/31/14	11.83	.12	.47	.59	(.13)	—	(.13)	12.29	5.01	1,717		.60		1.00
12/31/13	12.63	.05	(.43)	(.38)	(.08)	(.34)	(.42)	11.83	(3.08)	1,801		.60		.42
12/31/12	12.89	.06	.18	.24	(.13)	(.37)	(.50)	12.63	1.91	1,995		.59		.50
12/31/11	12.49	.20	.73	.93	(.23)	(.30)	(.53)	12.89	7.58	2,002		.59		1.59
Class 3:
12/31/15	12.43	.11	.09	.20	(.19)	(.10)	(.29)	12.34	1.64	11		.53		.85
12/31/14	11.96	.13	.48	.61	(.14)	—	(.14)	12.43	5.11	13		.53		1.08
12/31/13	12.76	.06	(.43)	(.37)	(.09)	(.34)	(.43)	11.96	(3.00)	14		.53		.47
12/31/12	13.01	.07	.19	.26	(.14)	(.37)	(.51)	12.76	2.02	20		.52		.58
12/31/11	12.61	.21	.73	.94	(.24)	(.30)	(.54)	13.01	7.56	24		.52		1.65
Class 4:
12/31/15	12.34	.07	.08	.15	(.17)	(.10)	(.27)	12.22	1.29	46		.85		.56
12/31/14	11.93	.06	.51	.57	(.16)	—	(.16)	12.34	4.76	21		.85		.50
12/31/13	12.75	.08	(.44)	(.36)	(.12)	(.34)	(.46)	11.93	(2.95)	—	[7]	.84		.68
12/31/12[3,4]	12.88	.01	(.01)	—	(.13)	—	(.13)	12.75	(.01)[5,6]	—	[7]	.02	[5,6]	.05	[5,6]

American Funds Insurance Series

		Loss from investment operations[1]
	Net asset value, beginning of period	Net investment loss	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net loss to average net assets

Cash Management Fund
Class 1:
12/31/15	$11.28	$(.03)	$.01		$(.02)	$11.26	(.18)%	$39		.34%		(.24)%
12/31/14	11.31	(.03)	—		(.03)	11.28	(.27)	49		.34		(.26)
12/31/13	11.34	(.03)	—	[11]	(.03)	11.31	(.27)	57		.34		(.24)
12/31/12	11.36	(.03)	.01		(.02)	11.34	(.18)	66		.34		(.22)
12/31/11	11.39	(.02)	(.01)		(.03)	11.36	(.26)	75		.33		(.21)
Class 2:
12/31/15	11.06	(.05)	—	[11]	(.05)	11.01	(.45)	302		.59		(.49)
12/31/14	11.12	(.06)	—		(.06)	11.06	(.54)	331		.59		(.51)
12/31/13	11.17	(.05)	—	[11]	(.05)	11.12	(.45)	395		.59		(.49)
12/31/12	11.22	(.05)	—	[11]	(.05)	11.17	(.45)	459		.59		(.47)
12/31/11	11.28	(.05)	(.01)		(.06)	11.22	(.53)	530		.58		(.47)
Class 3:
12/31/15	11.16	(.05)	—	[11]	(.05)	11.11	(.45)	6		.52		(.42)
12/31/14	11.21	(.05)	—		(.05)	11.16	(.45)	8		.52		(.44)
12/31/13	11.26	(.05)	—	[11]	(.05)	11.21	(.44)	8		.52		(.42)
12/31/12	11.30	(.05)	.01		(.04)	11.26	(.35)	11		.52		(.40)
12/31/11	11.34	(.04)	—	[11]	(.04)	11.30	(.35)	12		.51		(.40)
Class 4:
12/31/15	11.25	(.08)	—	[11]	(.08)	11.17	(.71)	16		.85		(.74)
12/31/14	11.30	(.09)	.04		(.05)	11.25	(.44)	7		.84		(.77)
12/31/13	11.34	(.04)	—	[11]	(.04)	11.30	(.35)[5]	—	[7]	.37	[5]	(.32)[5]
12/31/12[3,4]	11.34	— [11]	—	[11]	— [11]	11.34	.00 [5,6]	—	[7]	.02	[5,6]	(.01)[5,6]

See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[12]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers[12]		Net effective expense ratio[12,13]		Ratio of net income to average net assets[12]

Managed Risk Growth Fund
Class P1:
12/31/15	$11.37	$.09	$.03	$.12	$—	$—	$—	$11.49	1.06%[5]		$—	[7]	.53%[5]		.29%[5]		.63%[5]		.80%[5]
12/31/14	11.43	.31	(.06)	.25	(.12)	(.19)	(.31)	11.37	2.18	[5]	—	[7]	.50	[5]	.32	[5]	.65	[5]	2.71	[5]
12/31/13[3,14]	10.00	.12	1.38	1.50	(.07)	—	(.07)	11.43	15.05	[5,6]	—	[7]	.88	[5,9]	.25	[5,9]	.58	[5,9]	1.64	[5,9]
Class P2:
12/31/15	11.35	.04	.04	.08	—	—	—	11.43	.71		146		.89		.66		1.00		.31
12/31/14	11.43	.12	.08	.20	(.09)	(.19)	(.28)	11.35	1.77		79		.87		.69		1.02		1.01
12/31/13[3,14]	10.00	.12	1.37	1.49	(.06)	—	(.06)	11.43	14.94	[5,6]	28		1.05	[5,9]	.52	[5,9]	.85	[5,9]	1.69	[5,9]

Managed Risk International Fund
Class P1:
12/31/15	$10.10	$.18	$(.80)	$(.62)	$— [11]	$—	$— [11]	$9.48	(6.12)%[5]		$—	[7]	.45%[5]		.21%[5]		.72%[5]		1.75%[5]
12/31/14	10.82	.14	(.71)	(.57)	(.15)	—	(.15)	10.10	(5.31)[5]		—	[7]	.50	[5]	.25	[5]	.76	[5]	1.33	[5]
12/31/13[3,14]	10.00	.13	.78	.91	(.09)	—	(.09)	10.82	9.08	[5,6]	—	[7]	1.05	[5,9]	.23	[5,9]	.73	[5,9]	1.92	[5,9]
Class P2:
12/31/15	10.09	.13	(.79)	(.66)	— [11]	—	— [11]	9.43	(6.52)		83		.90		.66		1.17		1.30
12/31/14	10.82	.16	(.77)	(.61)	(.12)	—	(.12)	10.09	(5.68)		46		.91		.67		1.18		1.51
12/31/13[3,14]	10.00	.18	.72	.90	(.08)	—	(.08)	10.82	8.99	[5,6]	17		1.19	[5,9]	.44	[5,9]	.94	[5,9]	2.66	[5,9]

Managed Risk Blue Chip Income and Growth Fund
Class P1:
12/31/15	$11.70	$.19	$(1.02)	$(.83)	$(.07)	$—	$(.07)	$10.80	(7.07)%[5]		$—	[7]	.50%[5]		.27%[5]		.66%[5]		1.64%[5]
12/31/14	11.05	.40	.55	.95	(.30)	—	(.30)	11.70	8.58	[5]	—	[7]	.50	[5]	.31	[5]	.70	[5]	3.43	[5]
12/31/13[3,14]	10.00	.20	1.01	1.21	(.16)	—	(.16)	11.05	12.16	[5,6]	—	[7]	.84	[5,9]	.24	[5,9]	.64	[5,9]	2.80	[5,9]
Class P2:
12/31/15	11.67	.18	(1.05)	(.87)	(.04)	—	(.04)	10.76	(7.43)		137		.89		.66		1.05		1.57
12/31/14	11.05	.50	.40	.90	(.28)	—	(.28)	11.67	8.10		98		.88		.69		1.08		4.27
12/31/13[3,14]	10.00	.28	.92	1.20	(.15)	—	(.15)	11.05	12.05	[5,6]	26		1.04	[5,9]	.54	[5,9]	.94	[5,9]	3.91	[5,9]

Managed Risk Growth-Income Fund
Class P1:
12/31/15	$11.67	$.25	$(.63)	$(.38)	$(.04)	$—	$(.04)	$11.25	(3.27)%[5]		$1		.56%[5]		.31%[5]		.59%[5]		2.17%[5]
12/31/14	11.50	.35	.21	.56	(.14)	(.25)	(.39)	11.67	4.85	[5]	—	[7]	.45	[5]	.25	[5]	.52	[5]	2.94	[5]
12/31/13[3,14]	10.00	.14	1.47	1.61	(.11)	—	(.11)	11.50	16.15	[5,6]	—	[7]	.92	[5,9]	.23	[5,9]	.50	[5,9]	2.01	[5,9]
Class P2:
12/31/15	11.65	.12	(.54)	(.42)	(.01)	—	(.01)	11.22	(3.64)		122		.89		.66		.94		1.04
12/31/14	11.50	.16	.35	.51	(.11)	(.25)	(.36)	11.65	4.42		76		.87		.69		.96		1.38
12/31/13[3,14]	10.00	.20	1.40	1.60	(.10)	—	(.10)	11.50	16.04	[5,6]	24		1.09	[5,9]	.50	[5,9]	.77	[5,9]	2.73	[5,9]

Managed Risk Asset Allocation Fund
Class P1:
12/31/15	$12.29	$.25	$(.34)	$(.09)	$(.22)	$(.26)	$(.48)	$11.72	(.83)%		$712		.54%		.40%		.68%		2.06%
12/31/14	11.93	.13	.26	.39	(.03)	—	(.03)	12.29	3.24		277		.53		.48		.76		1.04
12/31/13	9.99	.27	1.81	2.08	(.14)	—	(.14)	11.93	20.82	[5]	112		.55	[5]	.47	[5]	.75	[5]	2.37	[5]
12/31/12[3,15]	10.00	.15	(.03)	.12	(.13)	—	(.13)	9.99	1.24	[5,6]	—	[7]	.15	[5,9]	.07	[5,9]	.37	[5,9]	1.72	[5,9]
Class P2:
12/31/15	12.27	.14	(.26)	(.12)	(.18)	(.26)	(.44)	11.71	(1.07)		1,953		.79		.66		.94		1.16
12/31/14	11.93	.16	.19	.35	(.01)	—	(.01)	12.27	2.91		1,780		.79		.73		1.01		1.33
12/31/13	9.99	.28	1.77	2.05	(.11)	—	(.11)	11.93	20.58	[5]	795		.80	[5]	.73	[5]	1.01	[5]	2.43	[5]
12/31/12[3,15]	10.00	.17	(.05)	.12	(.13)	—	(.13)	9.99	1.21	[5,6]	—	[7]	.24	[5,9]	.11	[5,9]	.41	[5,9]	2.38	[5,9]

American Funds Insurance Series

Portfolio turnover rate for all share classes including mortgage dollar roll transactions[16]	Period ended December 31
	2015	2014	2013		2012		2011
Global Growth Fund	29%	22%	39%		22%		28%
Global Small Capitalization Fund	36	28	36		40		44
Growth Fund	20	29	19		21		19
International Fund	37	18	21		29		24
New World Fund	39	36	43		32		22
Blue Chip Income and Growth Fund	26	37	30		36		27
Global Growth and Income Fund	37	28	31		30		25
Growth-Income Fund	25	25	19		25		22
International Growth and Income Fund	35	34	34		31		48
Capital Income Builder Fund	128	35 [6,8]
Asset Allocation Fund	76	88	74		61		43
Global Balanced Fund	76	73	81		80		34	[6,10]
Bond Fund	434	365	354		253		163
Global Bond Fund	159	200	213		160		101
High-Income Bond Fund	66	54	64		48		51
Mortgage Fund	1103	790	715		444		480	[6,10]
U.S. Government/AAA-Rated Securities Fund	901	387	621		447		234
Cash Management Fund	—	—	—		—		—
Managed Risk Growth Fund	16	22	10	[6,14]
Managed Risk International Fund	15	22	6	[6,14]
Managed Risk Blue Chip Income and Growth Fund	20	22	3	[6,14]
Managed Risk Growth-Income Fund	11	28	2	[6,14]
Managed Risk Asset Allocation Fund	3	3	3		—	[6,15,17]

Portfolio turnover rate for all share classes excluding mortgage dollar roll transactions[16]	Period ended December 31
	2015	2014	2013		2012		2011

Capital Income Builder	38%	24%[6,8]
Asset Allocation Fund	28	42
Global Balanced Fund	36	40
Bond Fund	141	121	Not available
Global Bond Fund	88	134
Mortgage Fund	138	108
U.S. Government/AAA-Rated Securities Fund	352	88

[1]	Based on average shares outstanding.
[2]	For the year ended December 31, 2014, reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the net investment income per share and ratio of net income to average net assets would have been lower for all share classes.
[3]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[4]	Class 4 shares were offered beginning December 14, 2012.
[5]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[6]	Not annualized.
[7]	Amount less than $1 million.
[8]	For the period May 1, 2014, commencement of operations, through December 31, 2014.
[9]	Annualized.
[10]	For the period May 2, 2011, commencement of operations, through December 31, 2011.
[11]	Amount less than $.01.
[12]	This column reflects the impact of certain reimbursements/waivers by CRMC. CRMC reimbursed certain expenses and waived a portion of investment advisory services for the managed risk funds.
[13]	Ratio reflects weighted average net expense ratio of the underlying fund for the period presented, which is unaudited. See Expense Example for further information regarding fees and expenses.
[14]	For the period May 1, 2013, commencement of operations, through December 31, 2013.
[15]	For the period September 28, 2012, commencement of operations, through December 31, 2012.
[16]	Refer to Note 5 for further information on mortgage dollar rolls.
[17]	Amount less than 1%.

American Funds Insurance Series

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Insurance Series

In our opinion, the accompanying statements of assets and liabilities, including the summary investment portfolios (investment portfolios for Cash Management Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Blue Chip Income and Growth Fund, Global Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Capital Income Builder, Asset Allocation Fund, Global Balanced Fund, Bond Fund, Global Bond Fund, High-Income Bond Fund, Mortgage Fund, U.S. Government/ AAA-Rated Securities Fund, Cash Management Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund (twenty-three of the portfolios constituting American Funds Insurance Series, hereafter referred to as the “Series”) at December 31, 2015, and the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Los Angeles, California

February 5, 2016

American Funds Insurance Series

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (July 1, 2015, through December 31, 2015).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Insurance Series

	Beginning account value 7/1/2015	Ending account value 12/31/2015	Expenses paid during period[1]	Annualized expense ratio

Global Growth Fund
Class 1 — actual return	$1,000.00	$991.21	$2.76	.55%
Class 1 — assumed 5% return	1,000.00	1,022.43	2.80	.55
Class 2 — actual return	1,000.00	990.06	4.01	.80
Class 2 — assumed 5% return	1,000.00	1,021.17	4.08	.80
Class 4 — actual return	1,000.00	988.77	5.31	1.06
Class 4 — assumed 5% return	1,000.00	1,019.86	5.40	1.06

Global Small Capitalization Fund
Class 1 — actual return	$1,000.00	$869.61	$3.44	.73%
Class 1 — assumed 5% return	1,000.00	1,021.53	3.72	.73
Class 2 — actual return	1,000.00	868.77	4.62	.98
Class 2 — assumed 5% return	1,000.00	1,020.27	4.99	.98
Class 4 — actual return	1,000.00	867.26	5.79	1.23
Class 4 — assumed 5% return	1,000.00	1,019.00	6.26	1.23

Growth Fund
Class 1 — actual return	$1,000.00	$1,010.78	$1.77	.35%
Class 1 — assumed 5% return	1,000.00	1,023.44	1.79	.35
Class 2 — actual return	1,000.00	1,009.46	3.04	.60
Class 2 — assumed 5% return	1,000.00	1,022.18	3.06	.60
Class 3 — actual return	1,000.00	1,009.96	2.69	.53
Class 3 — assumed 5% return	1,000.00	1,022.53	2.70	.53
Class 4 — actual return	1,000.00	1,008.23	4.30	.85
Class 4 — assumed 5% return	1,000.00	1,020.92	4.33	.85

International Fund
Class 1 — actual return	$1,000.00	$906.87	$2.60	.54%
Class 1 — assumed 5% return	1,000.00	1,022.48	2.75	.54
Class 2 — actual return	1,000.00	905.85	3.79	.79
Class 2 — assumed 5% return	1,000.00	1,021.22	4.02	.79
Class 3 — actual return	1,000.00	906.31	3.46	.72
Class 3 — assumed 5% return	1,000.00	1,021.58	3.67	.72
Class 4 — actual return	1,000.00	904.80	5.04	1.05
Class 4 — assumed 5% return	1,000.00	1,019.91	5.35	1.05

New World Fund
Class 1 — actual return	$1,000.00	$931.76	$3.80	.78%
Class 1 — assumed 5% return	1,000.00	1,021.27	3.97	.78
Class 2 — actual return	1,000.00	930.99	5.01	1.03
Class 2 — assumed 5% return	1,000.00	1,020.01	5.24	1.03
Class 4 — actual return	1,000.00	929.64	6.23	1.28
Class 4 — assumed 5% return	1,000.00	1,018.75	6.51	1.28

Blue Chip Income and Growth Fund
Class 1 — actual return	$1,000.00	$973.49	$2.04	.41%
Class 1 — assumed 5% return	1,000.00	1,023.14	2.09	.41
Class 2 — actual return	1,000.00	973.30	3.28	.66
Class 2 — assumed 5% return	1,000.00	1,021.88	3.36	.66
Class 4 — actual return	1,000.00	971.69	4.52	.91
Class 4 — assumed 5% return	1,000.00	1,020.62	4.63	.91

American Funds Insurance Series

	Beginning account value 7/1/2015	Ending account value 12/31/2015	Expenses paid during period[1]	Annualized expense ratio

Global Growth and Income Fund
Class 1 — actual return	$1,000.00	$955.21	$3.15	.64%
Class 1 — assumed 5% return	1,000.00	1,021.98	3.26	.64
Class 2 — actual return	1,000.00	953.65	4.38	.89
Class 2 — assumed 5% return	1,000.00	1,020.72	4.53	.89
Class 4 — actual return	1,000.00	952.60	5.61	1.14
Class 4 — assumed 5% return	1,000.00	1,019.46	5.80	1.14

Growth-Income Fund
Class 1 — actual return	$1,000.00	$986.72	$1.45	.29%
Class 1 — assumed 5% return	1,000.00	1,023.74	1.48	.29
Class 2 — actual return	1,000.00	985.25	2.70	.54
Class 2 — assumed 5% return	1,000.00	1,022.48	2.75	.54
Class 3 — actual return	1,000.00	985.75	2.35	.47
Class 3 — assumed 5% return	1,000.00	1,022.84	2.40	.47
Class 4 — actual return	1,000.00	984.20	3.95	.79
Class 4 — assumed 5% return	1,000.00	1,021.22	4.02	.79

International Growth and Income Fund
Class 1 — actual return	$1,000.00	$913.63	$3.28	.68%
Class 1 — assumed 5% return	1,000.00	1,021.78	3.47	.68
Class 2 — actual return	1,000.00	911.89	4.48	.93
Class 2 — assumed 5% return	1,000.00	1,020.52	4.74	.93
Class 4 — actual return	1,000.00	910.95	5.68	1.18
Class 4 — assumed 5% return	1,000.00	1,019.26	6.01	1.18

Capital Income Builder
Class 1 — actual return	$1,000.00	$977.82	$2.79	.56%
Class 1 — assumed 5% return	1,000.00	1,022.38	2.85	.56
Class 2 — actual return	1,000.00	976.82	2.29	.46
Class 2 — assumed 5% return	1,000.00	1,022.89	2.35	.46
Class 4 — actual return	1,000.00	974.48	5.23	1.05
Class 4 — assumed 5% return	1,000.00	1,019.91	5.35	1.05

Asset Allocation Fund
Class 1 — actual return	$1,000.00	$1,005.78	$1.47	.29%
Class 1 — assumed 5% return	1,000.00	1,023.74	1.48	.29
Class 2 — actual return	1,000.00	1,004.63	2.73	.54
Class 2 — assumed 5% return	1,000.00	1,022.48	2.75	.54
Class 3 — actual return	1,000.00	1,005.15	2.38	.47
Class 3 — assumed 5% return	1,000.00	1,022.84	2.40	.47
Class 4 — actual return	1,000.00	1,003.35	3.99	.79
Class 4 — assumed 5% return	1,000.00	1,021.22	4.02	.79

Global Balanced Fund
Class 1 — actual return	$1,000.00	$983.98	$3.65	.73%
Class 1 — assumed 5% return	1,000.00	1,021.53	3.72	.73
Class 2 — actual return	1,000.00	983.07	4.90	.98
Class 2 — assumed 5% return	1,000.00	1,020.27	4.99	.98
Class 4 — actual return	1,000.00	982.64	6.75	1.35
Class 4 — assumed 5% return	1,000.00	1,018.40	6.87	1.35

American Funds Insurance Series

	Beginning account value 7/1/2015	Ending account value 12/31/2015	Expenses paid during period[1]	Annualized expense ratio

Bond Fund
Class 1 — actual return	$1,000.00	$1,005.75	$1.92	.38%
Class 1 — assumed 5% return	1,000.00	1,023.29	1.94	.38
Class 2 — actual return	1,000.00	1,004.51	3.18	.63
Class 2 — assumed 5% return	1,000.00	1,022.03	3.21	.63
Class 4 — actual return	1,000.00	1,002.90	4.44	.88
Class 4 — assumed 5% return	1,000.00	1,020.77	4.48	.88

Global Bond Fund
Class 1 — actual return	$1,000.00	$986.56	$2.85	.57%
Class 1 — assumed 5% return	1,000.00	1,022.33	2.91	.57
Class 2 — actual return	1,000.00	984.68	4.10	.82
Class 2 — assumed 5% return	1,000.00	1,021.07	4.18	.82
Class 4 — actual return	1,000.00	983.74	5.35	1.07
Class 4 — assumed 5% return	1,000.00	1,019.81	5.45	1.07

High-Income Bond Fund
Class 1 — actual return	$1,000.00	$912.75	$2.31	.48%
Class 1 — assumed 5% return	1,000.00	1,022.79	2.45	.48
Class 2 — actual return	1,000.00	911.22	3.52	.73
Class 2 — assumed 5% return	1,000.00	1,021.53	3.72	.73
Class 3 — actual return	1,000.00	912.16	3.18	.66
Class 3 — assumed 5% return	1,000.00	1,021.88	3.36	.66
Class 4 — actual return	1,000.00	910.48	4.72	.98
Class 4 — assumed 5% return	1,000.00	1,020.27	4.99	.98

Mortgage Fund
Class 1 — actual return	$1,000.00	$1,013.09	$2.33	.46%
Class 1 — assumed 5% return	1,000.00	1,022.89	2.35	.46
Class 2 — actual return	1,000.00	1,012.09	3.60	.71
Class 2 — assumed 5% return	1,000.00	1,021.63	3.62	.71
Class 4 — actual return	1,000.00	1,010.52	4.92	.97
Class 4 — assumed 5% return	1,000.00	1,020.32	4.94	.97

U.S. Government/AAA-Rated Securities Fund
Class 1 — actual return	$1,000.00	$1,011.24	$1.77	.35%
Class 1 — assumed 5% return	1,000.00	1,023.44	1.79	.35
Class 2 — actual return	1,000.00	1,009.06	3.04	.60
Class 2 — assumed 5% return	1,000.00	1,022.18	3.06	.60
Class 3 — actual return	1,000.00	1,009.51	2.68	.53
Class 3 — assumed 5% return	1,000.00	1,022.53	2.70	.53
Class 4 — actual return	1,000.00	1,007.39	4.30	.85
Class 4 — assumed 5% return	1,000.00	1,020.92	4.33	.85

Cash Management Fund
Class 1 — actual return	$1,000.00	$999.11	$1.76	.35%
Class 1 — assumed 5% return	1,000.00	1,023.44	1.79	.35
Class 2 — actual return	1,000.00	998.19	3.02	.60
Class 2 — assumed 5% return	1,000.00	1,022.18	3.06	.60
Class 3 — actual return	1,000.00	997.31	2.67	.53
Class 3 — assumed 5% return	1,000.00	1,022.53	2.70	.53
Class 4 — actual return	1,000.00	996.43	4.33	.86
Class 4 — assumed 5% return	1,000.00	1,020.87	4.38	.86

American Funds Insurance Series

	Beginning account value 7/1/2015	Ending account value 12/31/2015	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]

Managed Risk Growth Fund
Class P1 — actual return	$1,000.00	$981.21	$1.50	.30%	$3.20	.64%
Class P1 — assumed 5% return	1,000.00	1,023.69	1.53	.30	3.26	.64
Class P2 — actual return	1,000.00	980.27	3.14	.63	4.84	.97
Class P2 — assumed 5% return	1,000.00	1,022.03	3.21	.63	4.94	.97

Managed Risk International Fund
Class P1 — actual return	$1,000.00	$917.71	$.92	.19%	$3.38	.70%
Class P1 — assumed 5% return	1,000.00	1,024.25	.97	.19	3.57	.70
Class P2 — actual return	1,000.00	916.43	3.04	.63	5.51	1.14
Class P2 — assumed 5% return	1,000.00	1,022.03	3.21	.63	5.80	1.14

Managed Risk Blue Chip Income and Growth Fund
Class P1 — actual return	$1,000.00	$951.52	$1.18	.24%	$3.10	.63%
Class P1 — assumed 5% return	1,000.00	1,024.00	1.22	.24	3.21	.63
Class P2 — actual return	1,000.00	949.54	3.10	.63	5.01	1.02
Class P2 — assumed 5% return	1,000.00	1,022.03	3.21	.63	5.19	1.02

Managed Risk Growth-Income Fund
Class P1 — actual return	$1,000.00	$962.31	$1.63	.33%	$3.02	.61%
Class P1 — assumed 5% return	1,000.00	1,023.54	1.68	.33	3.11	.61
Class P2 — actual return	1,000.00	961.13	3.11	.63	4.50	.91
Class P2 — assumed 5% return	1,000.00	1,022.03	3.21	.63	4.63	.91

Managed Risk Asset Allocation Fund
Class P1 — actual return	$1,000.00	$989.51	$1.91	.38%	$3.31	.66%
Class P1 — assumed 5% return	1,000.00	1,023.29	1.94	.38	3.36	.66
Class P2 — actual return	1,000.00	987.64	3.16	.63	4.56	.91
Class P2 — assumed 5% return	1,000.00	1,022.03	3.21	.63	4.63	.91

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

American Funds Insurance Series

Approval of Investment Advisory and Service Agreement — American Funds Insurance Series

The American Funds Insurance Series board has approved the series Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2017. The agreement was amended to add an additional advisory fee breakpoint for Asset Allocation Fund when the fund’s net assets exceed $21 billion. The board approved the agreement following the recommendation of the series Contracts Committee (the “committee”), which is composed of all of the series independent board members. The board and the committee determined that each fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the funds under each fund’s agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with relevant benchmarks, such as market indexes and fund averages, over various periods through July 31, 2015. This report, including the letter to shareholders and related disclosures, contains certain information about each fund’s investment results.

Global Growth Fund seeks to provide long-term growth of capital by investing primarily in common stocks of companies located around the world. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Funds Average (the average for the Lipper category that includes the fund) and (ii) the MSCI ACWI (All Country World Index). They noted that the fund’s investment results were higher than both of the comparisons for all periods.

Global Small Capitalization Fund seeks to provide long-term growth of capital by investing primarily in stocks of smaller companies located around the world. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Small/Mid-Cap Funds Average (the average for the Lipper category that includes the fund) and (ii) the MSCI All Country World Small Cap Index. They noted that the fund’s investment results were higher than both benchmarks over the seven-month, one-year, three-year and 10-year periods, as well as over the lifetime of the fund since April 30, 1998, but mixed for the five-year period.

American Funds Insurance Series

Growth Fund seeks to provide growth of capital by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Capital Appreciation Funds Average, (ii) the Lipper Growth Funds Average (the average for the Lipper category that includes the fund) and (iii) the Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were higher than all three benchmarks over the seven-month, one-year, three-year and 10-year periods, and over the lifetime of the fund since February 8, 1984, and were mixed over the five-year period.

International Fund seeks to provide long-term growth of capital by investing primarily in common stocks of companies domiciled outside the United States. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper International Funds Average (the average for the Lipper category that includes the fund) and (ii) the MSCI All Country World ex USA Index. They noted that the fund’s investment results were higher than both benchmarks over the one-year, three-year, five-year and 10-year periods, and over the lifetime of the fund since May 1, 1990, and were mixed over the seven-month period.

New World Fund seeks long-term capital appreciation by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Emerging Markets Funds Average (the average for the Lipper category that includes the fund) and (ii) the MSCI ACWI (All Country World Index). They noted that the fund’s investment results were higher than the benchmarks over the 10-year period and lifetime of the fund since June 17, 1999, and were mixed for the seven-month, one-year, three-year and five-year periods.

Blue Chip Income and Growth Fund seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal by investing primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations of $4 billion and above. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Growth and Income Funds Average (the average for the Lipper category that includes the fund) and (ii) the Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were mixed for the one-year, three-year, five-year and 10-year periods, and below both benchmarks over the seven-month period and lifetime of the fund since July 5, 2001.

Global Growth and Income Fund seeks to provide long-term growth of capital while providing current income by investing primarily in well-established companies located around the world. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Funds Average (the average for the Lipper category that includes the fund) and (ii) the MSCI ACWI (All Country World Index). They noted that the fund’s investment results were higher than all of the comparisons.

Growth-Income Fund seeks to provide long-term growth of capital and income by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Growth and Income Funds Average (the average for the Lipper category that includes the fund) and (ii) the Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were higher than both benchmarks over the seven-month and three-year periods, as well as over the lifetime of the fund since February 8, 1984, and were mixed for the one-year, five-year and 10-year periods.

International Growth and Income Fund seeks to provide long-term growth of capital while providing current income by investing primarily in stocks of larger, well-established companies domiciled outside the United States, including in developing countries. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper International Funds Average (the average for the Lipper category that includes the fund) and (ii) the MSCI All Country World ex USA Index. They noted that the fund’s investment results were above both benchmarks over the five-year period and lifetime of the fund since November 18, 2008, and were mixed for the seven-month, one-year and three-year periods.

American Funds Insurance Series

Capital Income Builder seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Equity Income Funds Average (the average for the Lipper category that includes the fund) and (ii) the Standard and Poor’s 500 Composite Index. They noted that the fund’s investment results were above the Lipper average but below the S&P 500 index over the seven-month and one-year periods, and over the short lifetime of the fund since May 1, 2014.

Asset Allocation Fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term by investing in a diversified portfolio of stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Balanced Funds Average (the average for the Lipper category that includes the fund), (ii) the Barclays U.S. Aggregate Index, (iii) the Standard and Poor’s 500 Composite Index and (iv) a customized index composed of 60% S&P 500 and 40% Barclays Index. They noted that for the three-year, five-year and 10-year periods, the fund’s investment results were above all benchmarks except the S&P 500 index. For the seven-month and one-year periods, the fund’s results were above the Lipper average and the Barclays index but below the S&P 500 index and the 60/40 index, and for the lifetime of the fund since August 1, 1989, the fund’s results were above the Barclays index but below the Lipper average, the S&P 500 index and the 60/40 index.

Global Balanced Fund seeks the balanced accomplishment of three objectives — long-term growth of capital, conservation of principal and current income — by investing in equity and debt securities of companies around the world that offer the opportunity for growth and/or provide dividend income, while also constructing its portfolio to protect principal and limit volatility. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Flexible Portfolio Funds Average (the average for the Lipper category that includes the fund), (ii) the Barclays Global Aggregate Bond Index, (iii) the MSCI ACWI (All Country World Index) and (iv) a customized index composed of 60% MSCI ACWI and 40% Barclays Index. They noted that the fund’s investment results were above all benchmarks for the seven-month period, except for the MSCI ACWI. For the one-year and three-year periods and lifetime of the fund since May 2, 2011, the fund’s results were above the Barclays index and the 60/40 index, but below the Lipper Average and the MSCI ACWI.

Bond Fund seeks to maximize current income and preserve capital by investing primarily in bonds. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Core Bond Funds Average (the average for the Lipper category that includes the fund) and (ii) the Barclays U.S. Aggregate Index. They noted that the fund’s investment results were above the Lipper average and the Barclays index for the seven-month and three-year periods, but below both benchmarks for the 10-year period, and mixed for the one-year and five-year periods, and for the lifetime of the fund since January 2, 1996.

American Funds Insurance Series

Global Bond Fund seeks to provide a high level of total return by investing primarily in debt securities of governmental, supranational and corporate issuers domiciled in various countries and dominated in various currencies, including U.S. dollars. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Income Funds Average (the average for the Lipper category that includes the fund) and (ii) the Barclays Global Aggregate Bond Index. They noted that the fund’s results were higher than both benchmarks for the lifetime of the fund since October 4, 2006. They also noted that the fund’s investment results were mixed for the seven-month, one-year, three-year and five-year periods.

High-Income Bond Fund seeks to provide a high level of current income and, secondarily, capital appreciation by investing primarily in higher yielding and generally lower quality debt securities. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper High Yield Funds Average (the average for the Lipper category that includes the fund) and (ii) the Barclays U.S. Corporate High Yield 2% Issuer Capped Index. They noted that the fund’s investment results were higher than the Lipper average over the lifetime of the fund since February 8, 1984, and were lower than both benchmarks over the seven-month, one-year, three-year, five-year and 10-year periods.

Mortgage Fund seeks to provide current income and preservation of capital by investing in mortgage-related securities, including securities collateralized by mortgage loans and contracts for future delivery of such securities. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper GNMA Funds Average, (ii) the Lipper Intermediate U.S. Government Funds Average (the average for the Lipper category that includes the fund) and (iii) the Barclays U.S. Mortgage-Backed Securities Index. They noted that the fund’s results were above all the benchmarks over the seven-month and three-year periods, as well as the lifetime of the fund since May 2, 2011. They also noted that the fund’s investment results were above the Lipper averages but below the Barclays index for the one-year period.

U.S. Government/AAA-Rated Securities Fund seeks to provide a high level of current income, as well as to preserve investment. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper General U.S. Government Funds Average (the average for the Lipper category that includes the fund) and (ii) the Barclays U.S. Government/Mortgage-Backed Securities Index. They noted that the fund’s investment results were above both benchmarks for the seven-month period. They also noted that the fund’s results were above the Lipper average but below the Barclays index for the one-year, three-year, five-year and

10-year periods, as well as over the lifetime of the fund since December 2, 1985.

Cash Management Fund seeks to provide an opportunity to earn income on cash reserves while preserving the value of investment and maintaining liquidity. The board and the committee reviewed the fund’s investment results measured against the Lipper Money Market Funds Average (the average for the Lipper category that includes the fund). They noted that the fund’s investment results were lower than all of the comparisons.

The board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

American Funds Insurance Series

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that the expenses of each fund except Cash Management Fund were less than the median fees and expenses of the other funds included in its Lipper category described above. They also observed that each fund’s advisory fees were at or less than the median fees of the other funds included in its Lipper category, except Cash Management Fund, which was 20% above the median. They noted, however, that Cash Management Fund is not a stable net asset value fund, and that unlike many other money market funds CRMC does not otherwise waive any fees.

The board and the committee also considered the breakpoint discounts in each fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding advisory fees charged to clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the funds. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by each fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and each fund’s shareholders.

American Funds Insurance Series

Approval of Investment Advisory and Service Agreement — American Funds Insurance Series Managed Risk Funds

The American Funds Insurance Series board has approved the series Investment Advisory and Service Agreement (the “advisory agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2017. The board has also approved the series Subadvisory Agreement (the “subadvisory agreement”) with CRMC and Milliman Financial Risk Management LLC (“Milliman FRM”) for the same term. The advisory and subadvisory agreements are jointly referred to below as the “agreements.” The board approved the agreements following the recommendation of the series Contracts Committee (the “committee”), which is composed of all of the series independent board members. The board and the committee determined that each fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreements was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreements, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of the oversight of Milliman FRM’s services provided by CRMC, the administrative, compliance and shareholder services provided by CRMC to the funds under the agreements and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

The board and the committee also considered the depth and quality of Milliman FRM’s investment management process, including its experience in applying the Milliman Managed Risk Strategy to other funds of the Series and risk management services for other clients; the experience, capability and integrity of its senior management and other personnel; and the services provided to each fund under the subadvisory agreement. The board and the committee concluded that the nature, extent and quality of the services provided by Milliman FRM have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with relevant benchmarks, such as market indexes and fund averages, over various periods through July 31, 2015. This report, including the letter to shareholders and related disclosures, contains certain information about each fund’s investment results.

Managed Risk Growth Fund seeks to provide growth of capital while seeking to manage volatility and provide downside protection. The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Growth Funds Average (the average for the Lipper category that includes the fund) and (ii) the Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were higher than the Lipper average and S&P 500 index for the seven-month period, and were lower than the benchmarks for the one-year period and lifetime of the fund since May 1, 2013. In addition, they noted that the total return of the fund for the one-year and three-month periods through July 31, 2015, was below that of a composite index composed of 70% of the S&P 500 and 30% of a mix of money market securities.

American Funds Insurance Series

Managed Risk International Fund seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection. The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper International Funds Average (the average for the Lipper category that includes the fund) and (ii) the MSCI All Country World ex USA Index. They noted that the fund’s investment results were mixed for the one-year period and below the Lipper average and MSCI index for the seven-month period and lifetime of the fund since May 1, 2013. In addition, they noted that the total return of the fund for the one-year and three-month periods through July 31, 2015, was below that of a composite index composed of 70% of the MSCI index and 30% of a mix of money market securities.

Managed Risk Blue Chip Income and Growth Fund seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection. The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Growth and Income Funds Average (the average for the Lipper category that includes the fund) and (ii) the Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were below both benchmarks for the seven-month and one-year periods, as well as the lifetime of the fund since May 1, 2013. In addition, they noted that the total return of the fund for the one-year and three-month periods through July 31, 2015, was above that of a composite index composed of 70% of the S&P 500 and 30% of a mix of money market securities.

Managed Risk Growth-Income Fund seeks to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection. The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Growth and Income Funds Average (the average for the Lipper category that includes the fund) and (ii) the Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were below both benchmarks for the seven-month and one-year periods, as well as the lifetime of the fund since May 1, 2013. In addition, they noted that the total return of the fund for the one-year and three-month periods through July 31, 2015, was below that of a composite index composed of 70% of the S&P 500 and 30% of a mix of money market securities.

Managed Risk Asset Allocation Fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection. The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Balanced Funds Average (the average for the Lipper category that includes the fund), (ii) the Barclays U.S. Aggregate Index and (iii) the Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were higher than the Barclays index but below the S&P 500 index for all periods. For the lifetime of the fund since October 1, 2012, the fund’s investment results were above the Lipper average, and for the seven-month and one-year periods, the fund’s investment results were below the Lipper average. In addition, they noted that the total return of the fund for the one-year and three-month periods through July 31, 2015, was below that of a composite index composed of 60% of the S&P 500, 30% of the Barclays index and 10% of a mix of money market securities.

The board and the committee reviewed the standard deviation of investment results of each fund based on monthly returns, for the one-year and three-month periods through July 31, 2015, a measure of the fund’s volatility, with the volatility for that period of the composite index and of a group of funds with volatility management strategies identified by management. They noted that each fund’s volatility for the period was greater than that of the composite index and most of the selected funds. The board and committee also noted, however, that for those periods the equity markets did not encounter large sustained market declines of the type that Milliman FRM’s volatility management program was designed to protect against. The board and the committee concluded that in view of the funds’ short history, each fund’s investment results and the results of the services provided by Milliman FRM have been satisfactory for renewal of the agreement, and that CRMC’s and Milliman FRM’s record in managing the funds indicated that their continued management should benefit each fund and its shareholders.

American Funds Insurance Series

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. The board and the committee noted CRMC’s waiver of a portion of the advisory fee payable by each fund under the advisory agreement, CRMC’s commitment not to remove the waiver without board approval and CRMC’s agreement to pay the fees due Milliman FRM under the subadvisory agreement. They observed that each fund’s total advisory fees and expenses were at or near the median of the other funds in its Lipper category described above.

The board and the committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding advisory fees paid by clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fee schedule for the funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services that CRMC provided, directly and through Milliman FRM, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the funds. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by each fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and each fund’s shareholders.

American Funds Insurance Series

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the series[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee

William H. Baribault, 1945	2009	CEO and President, Richard Nixon Foundation; Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	81	General Finance Corporation

James G. Ellis, 1947	2010	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	81	Mercury General Corporation

Leonard R. Fuller, 1946	1999	Private investor; former President and CEO, Fuller Consulting (financial management consulting)	81	None

Mary Davis Holt, 1950	2015	Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	78	None

R. Clark Hooper, 1946 Chairman of the Board (Independent and Non-Executive)	2010	Private investor	83	The Swiss Helvetia Fund, Inc.

Merit E. Janow, 1958	2007	Dean and Professor, Columbia University, School of International and Public Affairs	80	MasterCard Incorporated; The NASDAQ Stock Market LLC; Trimble Navigation Limited

Laurel B. Mitchell, PhD, 1955	2010	Distinguished Professor of Accounting, University of Redlands; former Director, Accounting Program, University of Redlands	77	None

Frank M. Sanchez, 1943	2010	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	77	None

Margaret Spellings, 1957	2010	President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce	82	ClubCorp Holdings, Inc.

Steadman Upham, PhD, 1949	2010	President and University Professor, The University of Tulsa	80	None

Interested trustee4,5

Name, year of birth and position with series	Year first elected a trustee or officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee

Donald D. O’Neal, 1960 Vice Chairman of the Board	1998	Partner — Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company	31	None

The series statement of additional information includes further details about the series trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

American Funds Insurance Series

Other officers5

Name, year of birth and position with series	Year first elected an officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series

Alan N. Berro, 1960 President	1998	Partner — Capital World Investors, Capital Research and Management Company

Michael J. Downer, 1955 Executive Vice President	1991	Director, Senior Vice President and Secretary, Capital Research and Management Company; Chairman of the Board, Capital Bank and Trust Company[6]

Abner D. Goldstine, 1929 Senior Vice President	1993	Partner — Capital Fixed Income Investors, Capital Research and Management Company

John H. Smet, 1956 Senior Vice President	1994	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company

Carl M. Kawaja, 1964 Vice President	2008	Partner — Capital World Investors, Capital Research and Management Company; Director, Capital Research and Management Company; Director, Capital International Asset Management (Canada), Inc.[6]

Sung Lee, 1966 Vice President	2008	Partner — Capital Research Global Investors, Capital International, Inc.;[6] Vice President — Private Client Services Division, Capital Bank and Trust Company[6]

Maria T. Manotok, 1974 Vice President	2012	Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company

S. Keiko McKibben, 1969 Vice President	2010	Partner — Capital Research Global Investors, Capital Research and Management Company

Renaud H. Samyn, 1974 Vice President	2010	Partner — Capital Research Global Investors, Capital International, Inc.[6]

Dylan Yolles, 1969 Vice President	2012	Partner — Capital International Investors, Capital Research and Management Company

Steven I. Koszalka, 1964 Secretary	2003	Vice President — Fund Business Management Group, Capital Research and Management Company

Gregory F. Niland, 1971 Treasurer	2008	Vice President — Investment Operations, Capital Research and Management Company

Susan K. Countess, 1966 Assistant Secretary	2014	Associate — Fund Business Management Group, Capital Research and Management Company

Brian C. Janssen, 1972 Assistant Treasurer	2015	Vice President — Investment Operations, Capital Research and Management Company

Dori Laskin, 1951 Assistant Treasurer	2010	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the series within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the series serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the series investment adviser, Capital Research and Management Company, or affiliated entities (including the series principal underwriter).
[5]	All of the directors/trustees and/or officers listed, with the exception of S. Keiko McKibben and Renaud H. Samyn, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

American Funds Insurance Series

Result of Special Shareholder Meeting of Cash Management Fund

(Held December 4, 2015)

Shares outstanding (all classes) on September 30, 2015 (record date):	35,345,696.506
Shares voting on December 4, 2015:	35,345,696.492	(99.999%)

Proposal 1:

To approve the conversion of the Fund from a cash management fund with a floating net asset value per share to an ultra-short-term bond fund with a net asset value per share that will continue to fluctuate.

	Shares	Percent of voted	Percent of total
Votes for:	28,291,575.955	80.043%	80.042%
Votes against:	4,718,408.227	13.349	13.349
Votes abstain:	2,335,712.310	6.608	6.608

American Funds Insurance Series

Offices of the series and of

the investment adviser

Capital Research and

Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment subadviser

Milliman Financial Risk Management LLC

(Managed Risk Funds only)

71 South Wacker Drive, 31st Floor

Chicago, IL 60606

Custodians of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Bank of New York Mellon

(Managed Risk Funds only)

One Wall Street

New York, NY 10286

Counsel

Morgan, Lewis & Bockius LLP

300 South Grand Avenue, 22nd Floor

Los Angeles, CA 90071-3132

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Complete December 31, 2015, portfolios of American Funds Insurance Series investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after March 31, 2016, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record for American Funds Insurance Series®.

Aligned with investor success	The Capital SystemSM	Superior long-term track record

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series (AFIS) portfolio managers average 26 years of investment experience, including 23 years at our company, reflecting a career commitment to our long-term approach.[1]	The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.	Our AFIS equity funds have beaten their comparable Lipper indexes in 91% of 10-year periods and 100% of 20-year periods. Our AFIS fixed-income funds have beaten comparable Lipper indexes in 55% of 10-year periods and 87% of 20-year periods.[2] We strive to keep management fees competitive. Over the past 20 years, most funds’ fees have been below industry averages.[3]

[1]	Portfolio manager experience as of December 31, 2015.
[2]	Based on Class 2 share results for rolling periods through December 31, 2015. Periods covered are the shorter of the fund’s lifetime or since the inception date of the comparable Lipper index (except Global Small Capitalization Fund, for which the Lipper average was used). The comparable Lipper indexes are: Global Funds Index (Global Growth Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth and Income Funds Index (Blue Chip Income and Growth Fund, Growth-Income Fund), Balanced Funds Index (Asset Allocation Fund), Core Bond Funds Index (Bond Fund), High Yield Funds Index (High-Income Bond Fund) and Lipper General U.S. Government Funds Index (U.S. Government/ AAA-Rated Securities Fund).
[3]	Based on management fees for the 20-year period ended December 31, 2015, versus comparable Lipper categories, excluding funds of funds.

Lit. No. INGEARX-998-0216P

Finding investment opportunities in the midst of rising rates.

Special feature inside

AMERICAN FUNDS®
From Capital Group

American Funds Insurance Series®

Annual report
for the year ended
December 31, 2015

American Funds Insurance Series, from Capital Group, is the underlying investment vehicle for many variable annuities and insurance products. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk. All the variable funds in American Funds Insurance Series may not be available in your product.

Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Futures contracts may not provide an effective hedge of the underlying securities because changes in the prices of futures contracts may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the applicable underlying funds in certain rising market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Special feature

        Finding investment

        opportunities in the

        midst of rising rates.

Contents

        Letter to investors

        Fund reviews

        Investment portfolios

        Managed Risk Asset Allocation

        Fund

        Financial statements

Fellow investors:

Global stocks delivered essentially flat returns in 2015, with the MSCI World Index edging 0.87%* lower as investor enthusiasm for the U.S. economic recovery was offset by concerns over a sharp slowdown in China. At the end of the year, the U.S. Federal Reserve raised interest rates for the first time in nearly a decade, setting the stage for more “normalized” rates and potentially tighter monetary policy in the years ahead.

U.S. stocks ended the year up modestly, with the MSCI USA Index gaining 1.32%. Standard & Poor’s 500 Composite Index climbed to an all-time high in May, but worries about global economic growth, a potential interest rate hike, corporate earnings and the health of the high-yield bond sector weighed on equities in the second half.

The MSCI China fell 7.82% following a roller coaster performance for the index, which initially soared in early 2015 then tumbled in the third quarter as China’s government pursued an anti-corruption campaign and pressed ahead with reforms. In a bid to stimulate the economy, China’s central bank cut interest rates five times, lowered the amount of cash banks are required to hold as reserves and announced a surprise devaluation of the renminbi.

Japan was among the best-returning developed stock markets, boosted by its substantial quantitative easing program, more shareholder-friendly corporate actions and a persistently weak yen. Equities rose sharply over the first half of 2015, and the Nikkei 225 reached its highest level in more than 18 years. The MSCI Japan Index finished the year with an increase of 9.57%.

European stocks rose in local currency terms, supported by a declining euro and aggressive stimulus measures from the European Central Bank. The euro tumbled to multiyear lows against the U.S. dollar, boosting European exports and sending consumer-related stocks higher. An easing of the ongoing debt crisis in Greece also helped to allay investor fears of a euro-zone breakup. However, the MSCI Europe Index dipped 2.84% for dollar-based investors.

More than twice as many markets declined as advanced in the MSCI ACWI (All Country World Index) in 2015. Among developing markets, the only positive individual country returns came from Hungary (+36.31%) and Russia (+4.21%). Two of the weakest markets were Greece (–61.33%), whose protracted debt crisis rattled markets over the summer after Greek voters rejected the terms of a

*	Country returns are based on MSCI indexes, which reflect reinvestment of distributions and dividends net of withholding taxes, except for the MSCI USA Index, which reflects dividends gross of withholding taxes. All market indexes referenced in this report are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

American Funds Insurance Series

financial bailout package, and Brazil (–41.37%), which found itself roiled by a deep recession, persistently low commodity prices and a government corruption scandal that stalled much-needed reforms.

Investment-grade bond markets were little changed in 2015 in local currency terms, but declined for dollar-based investors as currency depreciation weighed on returns. Barclays Global Aggregate Index fell 3.15%, while Barclays U.S. Aggregate Index inched 0.55% higher. The yield on the benchmark 10-year U.S. Treasury note rose 10 basis points to end the year at

2.27%. Higher yielding bonds struggled, particularly toward year-end. The J.P. Morgan Emerging Markets Bond Index Global rose a modest 1.23% at the close of 2015, while the Barclays U.S. Corporate High Yield 2% Issuer Capped Index declined 4.43%.

In currency markets, the U.S. dollar rose against the euro and most other currencies. Among major currencies*, the euro fell 10.23% against the U.S. dollar. The yen, which reached a 12-year low against the U.S. dollar earlier in the year, finished down 0.33%. The Canadian dollar (–16.62%) and British pound (–5.47%) also lost ground relative to the dollar. Emerging markets currencies experienced pronounced weakness as well. The Brazilian real retreated to its lowest level ever against the dollar (–32.81%), and the Indonesian rupiah (–10.16%) depreciated to its lowest level against the dollar since the 1998 emerging markets currency crisis. The Chinese renminbi held up better despite being devalued, dipping just 4.46%.

U.S. large cap stocks contributed significantly to returns for equity funds in American Funds Insurance Series. The stock market also rewarded growth rather than yield in 2015, which might not necessarily be sustained in the future. It was a defensive year for bonds, making it difficult to add value. Global Bond Fund declined as local bonds of several economically sensitive countries were hurt by lower commodity prices and currency depreciation. High-Income Bond Fund fell on lower oil prices, which negatively affected the bonds of energy and materials companies. The Cash Management Fund continued to be hindered by low short-term interest rates.

Looking ahead

The U.S. consumer sectors are poised to benefit from better income growth following strong job gains in 2015 as well as lower gasoline prices, although the outlook for the commodities and industrials sectors remains challenging. China remains a concern, as lower investment due to industrial overcapacity and further reform activity could impede growth in the near term. But absent an unforeseen catalyst, a global recession is unlikely. Japan, as well as Europe despite its political challenges, are both in relatively positive shape, with improving employment growth, recovering domestic demand and the prospect of higher wages.

Despite investor anxiety over rising rates, which could reduce the value of future cash flows, subsequent increases are expected to be gradual. And, in fact, if higher rates are due to stronger economic growth, that should be positive for stocks. Higher rates also increase returns on cash, while reinvesting at higher yields helps over the long run.

With headwinds from the strong U.S. dollar likely to moderate near term, markets that have performed poorly could bounce back if their economies recover. We will be watching for a spark of global growth that could present an attractive opportunity to invest in markets such as Canada, Australia, Brazil and Mexico following a difficult environment.

Thank you for entrusting your retirement assets to us. Our investment approach features a long-term horizon, deep fundamental research and a sensitivity for bargains, and we remain confident that this time-tested approach will help our shareholders meet their financial goals. We look forward to reporting to you again in six months.

Sincerely,

Donald D. O’Neal

Vice Chairman of the Board

Alan N. Berro

President

February 5, 2016

*	Currency returns are calculated by MSCI.

American Funds Insurance Series

Summary investment portfolios

Summary investment portfolios are designed to streamline this report and help investors better focus on the funds’ principal holdings. Cash Management Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund show a complete listing of portfolio holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings for each fund in the series.

Unless otherwise indicated, American Funds Insurance Series investment results are for Class 2 shares (Class P2 shares for managed risk funds). Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Class 4 shares began operations on December 14, 2012. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include the deduction of additional annual expenses (0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.50% for Class 4 shares).

The mountain charts illustrate the growth of a $10,000 investment in each of the investment portfolios in American Funds Insurance Series (with the exception of Cash Management Fund) over the past 10 years (or the lifetime of the fund if less than 10 years).

The variable annuities and life insurance contracts that use the series funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The series investment adviser waived a portion of its management fees for all existing funds from September 1, 2004, through December 31, 2008, for U.S. Government/AAA-Rated Securities Fund from July 1, 2010, through December 31, 2010, and for Blue Chip Income and Growth Fund from February 1, 2014, through January 31, 2015. For the managed risk funds, the investment adviser is currently waiving a portion of its management fee equal to 0.05% of the funds’ net assets and is currently reimbursing a portion of other expenses so that they will not exceed 0.28%. The waivers and reimbursements will be in effect through at least May 1, 2017, unless modified or terminated by the series board. After that time, the investment adviser may elect to extend, modify or terminate the reimbursements. The waivers may only be modified or terminated with the approval of the series board. Applicable fund results shown reflect the waivers and reimbursements, without which results would have been lower. See the Financial Highlights table in this report for details.

Although Capital Income Builder has a plan of distribution for Class 2 shares, fees for distribution services are not paid on amounts invested in the fund by the investment adviser and/or its affiliates. If fees for these services were charged on these assets, fund results would have been lower and expenses would have been higher. See the “Plans of distribution” section of the prospectus for information on the fees for distribution permitted to be charged by the funds.

Individual funds are listed in this report according to their risk potential, with managed risk funds listed last.

American Funds Insurance Series

Managed Risk Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Asset Allocation Fund declined 1.07% for the 12 months ended December 31, 2015. The S&P 500, the benchmark for the fund’s equity holdings, gained 1.38% over the same period, while the Barclays U.S. Aggregate Index, which measures investment-grade U.S. bonds (rated BBB/Baa and above), rose 0.55%. A blend of the two indexes, the 60% S&P 500 Index/40% Barclays U.S. Aggregate Index, advanced 1.28%.*

Managed Risk Asset Allocation Fund pursues its objective by investing in shares of American Funds Insurance Series Asset Allocation Fund while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts.

The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment

For periods ended December 31, 2015

	1 year	Lifetime (since September 28, 2012)	Gross expense ratio	Expense ratio
Class P1	–0.83%	7.15%	.71%	.65%
Class P2	–1.07	6.89	.96	.90

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are estimated as of the fund’s prospectus dated May 1, 2016 (unaudited). Through December 31, 2015, the investment adviser waived a portion of its management fee equal to 0.15% of the fund’s net assets. Effective January 1, 2016, the investment adviser reduced the management fee for the fund from an annual rate of 0.25% of the fund’s net assets to 0.15% of the fund’s net assets, and continues to waive a portion of its management fee equal to 0.05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses. Investment results and net expense ratios shown reflect the waiver and reimbursements, without which the results would have been lower and the expenses would have been higher. This waiver and reimbursement will be in effect through at least May 1, 2017. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	The 60% S&P 500 Index/40% Barclays U.S. Aggregate Index blends the S&P 500 with the Barclays U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series

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American Funds Insurance Series

“The beauty of active management is that we have a lot of smart people constantly striving to help investors reach their financial goals — and if we need to change our approach due to new developments, we have that capability.”

After seven long years, the U.S. Federal Reserve finally raised its benchmark interest rate in December 2015. The Fed’s decision reflected its confidence in a U.S. economy that has improved, albeit slowly and inconsistently. It was also meant to send a positive message.

Some investors, however, were concerned that a move by the Fed would hurt their financial situation. The prospect of a tightening cycle — even one initiated with a very small rate increase — has impacted sentiment and contributed to more volatile markets. But rising rates have often been associated with solid equity returns and higher yields.

The portfolio managers and investment analysts responsible for American Funds Insurance Series worked to position the funds for this inevitable hike. Whatever the future holds for interest rates, we believe we are equipped to meet the challenges that any change might bring.

The influence of the Fed

The Federal Reserve, which has a dual mandate to maximize employment and manage inflation, is responsible for U.S. monetary policy. Changes in monetary policy are effected through the federal funds rate, an overnight interbank lending rate.

This triggers a chain of events that affects costs related to credit cards, car payments, mortgages, business loans and lending to finance securities portfolios — to name a few. Monetary policy changes are indirectly transmitted globally through foreign exchange rates.

Following the collapse of the housing bubble in September 2007, the Fed progressively slashed rates to a low of 0% in December 2008 — helping to calm investors at the height of the financial crisis, and then left them there to provide stimulus. Although the Fed sometimes tightens monetary policy to pour cold water on an overheating economy, in this instance its recent decision was motivated by an ongoing improvement in unemployment and slow but choppy growth in the U.S. economy.

By starting the policy normalization process with an increase ranging from

0.25% to 0.50%, Fed officials made it clear that they remain very cautious. Their projections forecast that this tightening cycle will be slower than those of the past, with gradual increases over a multiyear period.

While higher rates mean lower bond prices in the short term, the income investors earn from bonds should benefit from higher yields going forward as the money is reinvested.

“If rates are rising because the economy is growing, then it’s good for equity markets,” says AFIS Vice Chairman Don O’Neal, a portfolio manager in the series since 1991 and currently one of five portfolio managers on Growth-Income Fund. “In fact, we’ve had long periods with good equity markets during rising rate environments. On the other hand, if rates are rising due to inflation while economic growth is stagnant, that’s not so good for equity markets. In my opinion, our current environment is more the former.”

Although the Fed believes that inflation expectations are on target, actual year-over-year inflation was nearly flat throughout 2015, grounded in large part by low energy prices. If inflation increases faster than anticipated, U.S. monetary policymakers could speed things up.

While many countries continue to struggle with growth and have been forced to loosen monetary policy, the Fed perceives the global economic picture as stable enough to absorb slightly higher rates in the U.S. We nonetheless remain mindful that the Fed could reverse course if domestic growth stagnates or volatility in overseas markets accelerates.

Factoring interest rates into our approach

Ultimately, how high interest rates rise depends upon when the Fed decides that the U.S. economy no longer needs the extraordinary support provided by ultra-low borrowing costs. Fed officials have repeatedly said their future decisions will remain “data dependent.”

“The Fed’s first move isn’t nearly as important as the pace of subsequent increases,” says David Hoag, a portfolio manager with AFIS Bond Fund. “In my view, the ‘lower for longer’ interest rate scenario is still very much intact.”

American Funds Insurance Series

But how will economic weakness around the world affect the United States? That’s been the dominant question. Adds David, “Given the backdrop of recent international events, particularly the slowing of China’s economy and the financial turmoil resulting from it, we should expect very slow, measured increases in short-term rates as the Fed seeks to gradually shift policy back to a more normalized level.”

A low interest rate environment is likely to persist. In fact, throughout much of U.S. history, low rates generally have been the norm. Rates have also been kept low for extended periods when they were deemed necessary to recover from financial crises.

Fergus MacDonald, also a portfolio manager for Bond Fund, cautions, “Although the Fed is arguably close on its employment goal, it is still missing its inflation target, with core inflation currently around 1.3%. I would expect the Fed to be extremely cautious and communicate a shallow path of future rate increases.”

If other countries — particularly China — have to further stimulate their economy by keeping rates low, it’s likely to spill over to the U.S. by moderating the rise of long-term yields, even if the Fed hikes short-term rates decisively.

“If rates rise slowly, that doesn’t necessarily mean returns won’t be negative, but if they are negative it will probably be a short-term phenomenon,” explains portfolio manager Thomas Høgh, who manages assets in AFIS Global Bond Fund and U.S. Government/ AAA-Rated Securities Fund. “The advantage of rising rates is that you get to reinvest at more attractive yields.”

A perfect storm of uncertainty — China’s economic slowdown, fears around anticipated movement by the Fed and falling oil prices — combined to trigger a global selloff that has essentially affected stock markets around the world. But overall, there are no indications that a global recession is around the corner, given the absence of any kind of liquidity contraction.

The Federal Reserve looks at various economic metrics in setting the federal funds rate.

Allocating assets amid uncertainty

According to Don, the Fed’s recent action should mean a return to a more normal economy and, in turn, more normal volatility. “Investors will need to change their perspective on the importance of the Fed, whose influence in signaling markets will lessen as normalization occurs and fundamentals play a larger part in decision making.”

“There are several ways we try to diversify away from the risk of rising rates,” relates Thomas. “Shortening the duration of bond holdings allows us to reinvest at higher yields more quickly, while buying index-linked bonds helps hedge against U.S. inflation. Globally, we can buy local bonds as well as foreign currencies that may rapidly appreciate in value if there’s a burst of activity that benefits economically sensitive countries.”

Bonds can, importantly, provide a measure of stability during bumpy markets. How big a part they play depends on an investor’s time horizon, financial goals and comfort level. An investor looking for a degree of safety and a more reliable income stream will want a portfolio with a larger percentage of bond holdings.

Source: Datastream.

U.S. unemployment rate, U.S. job growth and U.S. dollar gain: Period measured covers January 1, 2007, to December 31, 2015. U.S. dollar gain is a weighted average measured against the euro, yen, Canadian dollar, British pound, Swiss franc, Australian dollar and Swedish krona. Core inflation: Period measured covers January 1, 2007, to November 30, 2015. Core inflation, which excludes volatile food and energy prices, calculated monthly as part of the Personal Consumption Expenditures price index (PCE). U.S. gross domestic product (GDP): Period measured covers January 1, 2007, to September 30, 2015.

American Funds Insurance Series

AFIS equity managers continue to seek growth amid the current volatility and to pursue sustainable income through dividends to offset the prospect of higher rates. It’s important to remember that down markets, while unpleasant, often provide opportunities to invest in good companies at lower prices.

While China remains an issue, the country’s challenges are increasingly being priced into the markets at present levels. And, even as oil prices are closer to a bottom, certain energy stocks are gaining in appeal.

“This time next year we’ll have a new president and a different outlook too, I would imagine. There should be less uncertainty than we have today, which is good, and hopefully there will be more optimism, no matter who takes over the job,” Don observes. “The beauty of active management is that we have a lot of smart people constantly striving to help investors reach their financial goals — and if we need to change our approach due to new developments, we have that capability.”  ■

The market’s turbulence is a reminder that stock prices don’t go up forever. Eventually they’re going to fall. Sharp market drops can unnerve even the most seasoned investors. Yet a look back over the past 40 years shows that declines of 10% or more are relatively routine, occurring about once a year.

Source: Rimes. Standard & Poor’s 500 Composite Index declines 1975-2014. Declines are based on price declines of 10% or more (without dividends reinvested) in the unmanaged S&P 500 with 50% recovery rate. Investors cannot invest directly in an index.

Lower for longer

A low rate environment is likely to persist. In fact, throughout much of American history, low rates generally have been the norm. Rates have also been kept low for extended periods when they were deemed necessary to recover from financial crisis. Low inflation, slowing job growth and a strong dollar are the crucial factors that should prompt the Fed to move slowly.

10-year U.S. Treasury yields

Source: Thomson Reuters Datastream. As of September 30, 2015.

American Funds Insurance Series

Managed Risk Asset Allocation Fund

Investment portfolio December 31, 2015

	Shares	Value (000)
Asset allocation funds 93.55%
American Funds Insurance Series – Asset Allocation Fund, Class 1	120,910,667	$2,493,178

Total asset allocation funds (cost: $2,630,946,000)		2,493,178

Short-term securities 5.93%
Government Cash Management Fund	157,858,165	157,858

Total short-term securities (cost: $157,858,000)		157,858

Total investment securities 99.48% (cost: $2,788,804,000)		2,651,036
Other assets less liabilities 0.52%		13,983

Net assets 100.00%		$2,665,019

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $240,350,000.

Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized (depreciation) appreciation at 12/31/2015 (000)
S&P 500 E-mini Index Contracts	CME	Short	1,675	March 2016	$169,120	$(1,344)
Russell 2000 Mini Index Contracts	ICE	Short	107	March 2016	11,985	(122)
Euro Stoxx 50 Index Contracts	EUREX	Short	217	March 2016	7,594	(108)
Euro Currency Contracts	CME	Short	44	March 2016	6,036	48
Mini MSCI Emerging Market Index Contracts	ICE	Short	143	March 2016	5,648	17
S&P Mid 400 E-mini Index Contracts	CME	Short	14	March 2016	1,935	(16)
Nikkei 225 Index Contracts	OSE	Short	10	March 2016	1,585	22
Japanese Yen Currency Contracts	CME	Short	10	March 2016	1,032	(9)
FTSE 100 Index Contracts	LIFFE	Short	8	March 2016	706	(23)
British Pound Currency Contracts	CME	Short	6	March 2016	562	9

						$(1,526)

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the year ended December 31, 2015, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 12/31/2015 (000)
American Funds Insurance Series - Asset Allocation Fund, Class 1	86,231,073	38,171,540	3,491,946	120,910,667	$45,462	$2,493,178

Key to abbreviations

CME = CME Group Inc.

EUREX = Eurex Exchange

ICE = Intercontinental Exchange, Inc.

LIFFE = London International Financial Futures and Options Exchange

OSE = Osaka Securities Exchange

See Notes to Financial Statements

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American Funds Insurance Series

Financial statements

Statements of assets and liabilities at December 31, 2015

	Global Growth Fund	Global Small Capitalization Fund		Growth Fund	International Fund	New World Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$5,555,777	$4,126,054		$21,663,100	$7,464,417	$2,682,810
Affiliated issuers	—	103,738		194,271	—	—
Cash denominated in currencies other than U.S. dollars	—	80		—	951	39
Cash	176	207		351	102	89
Unrealized appreciation on open forward currency contracts	—	607		—	1,367	86
Receivables for:
Sales of investments	—	5,573		7,037	654	180
Sales of fund’s shares	1,722	1,654		4,079	15,300	12,588
Dividends and interest	8,158	2,599		12,160	15,625	3,502
Closed forward currency contracts	—	—	*	—	7	—
Variation margin	—	—		—	—	—
Other	119	175		289	244	116

	5,565,952	4,240,687		21,881,287	7,498,667	2,699,410

Liabilities:
Unrealized depreciation on open forward currency contracts	590	106		—	950	57
Payables for:
Purchases of investments	—	2,919		16,873	3,489	695
Repurchases of fund’s shares	27,569	1,698		56,417	4,737	1,771
Investment advisory services	2,484	2,507		6,142	3,196	1,653
Services provided by related parties	883	573		3,387	928	264
Trustees’ deferred compensation	57	37		509	224	21
Closed forward currency contracts	—	9		—	—	—
Variation margin	—	—		—	—	—
Other	737	1,335		275	2,493	1,168

	32,320	9,184		83,603	16,017	5,629

Net assets at December 31, 2015	$5,533,632	$4,231,503		$21,797,684	$7,482,650	$2,693,781

Net assets consist of:
Capital paid in on shares of beneficial interest	$3,822,342	$3,311,193		$13,251,433	$6,513,220	$2,694,586
(Distributions in excess of) undistributed net investment income	(256)	(6,905)		29,862	(19,278)	(18,827)
Undistributed (accumulated) net realized gain (loss)	439,641	801,939		1,733,796	629,478	(75,249)
Net unrealized appreciation (depreciation)	1,271,905	125,276		6,782,593	359,230	93,271

Net assets at December 31, 2015	$5,533,632	$4,231,503		$21,797,684	$7,482,650	$2,693,781

Investment securities, at cost:
Unaffiliated issuers	$4,282,776	$3,990,546		$14,866,354	$7,104,135	$2,588,694
Affiliated issuers	—	113,297		208,380	—	—
Cash denominated in currencies other than U.S. dollars, at cost	—	80		—	951	40

See end of statements of assets and liabilities for footnote.

See Notes to Financial Statements

American Funds Insurance Series

							(dollars in thousands)
Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund

$6,879,385	$1,780,060	$24,228,792	$989,282	$238,358	$18,704,166	$221,181	$10,682,116	$2,256,950
—	—	—	—	—	49,507	—	—	—
714	163	831	269	30	—	—	4,477	838
2,760	416	4,177	97	139	947	95	4,588	328
—	133	—	—	—	—	132	178	4,136

10,745	10,128	3,038	1,064	3,126	127,644	3,025	1,954,328	87,056
2,012	476	7,918	69	1,461	10,400	81	3,693	1,450
8,887	2,624	29,642	2,961	860	50,130	804	56,269	20,604
—	—	—	—	—	—	—	104	1,546
—	—	—	—	—	—	—	1,921	16
340	52	734	2	1	146	7	212	46

6,904,843	1,794,052	24,275,132	993,744	243,975	18,942,940	225,325	12,707,886	2,372,970

—	75	—	—	—	—	68	1,210	1,470

—	14,536	15,003	—	6,601	552,086	5,621	2,773,189	123,283
3,399	1,155	36,856	61	130	12,476	192	2,391	672
2,338	916	5,564	542	98	4,314	124	3,072	1,019
754	333	3,081	69	34	1,748	38	976	278
49	16	576	4	— *	191	1	83	17
—	—	—	—	—	—	1	—	39
—	—	—	—	—	304	—	1,953	321
29	239	659	189	107	1,254	16	113	320

6,569	17,270	61,739	865	6,970	572,373	6,061	2,782,987	127,419

$6,898,274	$1,776,782	$24,213,393	$992,879	$237,005	$18,370,567	$219,264	$9,924,899	$2,245,551

$5,314,423	$1,609,069	$16,465,373	$1,035,445	$247,904	$14,833,607	$206,602	$9,913,369	$2,375,817
28,224	5,495	74,007	1,042	(292)	56,335	(1,170)	61,376	(13,116)
615,184	(30,723)	2,675,469	6,970	(1,708)	462,999	(109)	28,891	2,994
940,443	192,941	4,998,544	(50,578)	(8,899)	3,017,626	13,941	(78,737)	(120,144)

$6,898,274	$1,776,782	$24,213,393	$992,879	$237,005	$18,370,567	$219,264	$9,924,899	$2,245,551

$5,938,931	$1,586,959	$19,230,175	$1,039,757	$247,251	$15,647,303	$207,290	$10,761,550	$2,379,594
—	—	—	—	—	83,921	—	—	—
714	163	831	269	30	—	—	4,525	842

American Funds Insurance Series

Statements of assets and liabilities at December 31, 2015

	High- Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund	Managed Risk Growth Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$1,756,259	$448,135	$3,181,842	$363,029	$7,479
Affiliated issuers	—	—	—	—	135,555
Cash denominated in currencies other than U.S. dollars	3,698	—	—	—	—
Cash	10,131	105	2,579	359	—
Unrealized appreciation on open forward currency contracts	37	—	—	—	—
Receivables for:
Sales of investments	5,769	217,380	1,383,857	—	—
Sales of fund’s shares	405	822	1,117	1,125	296
Dividends and interest	33,805	1,026	12,238	2	—	*
Deposits at brokers for futures contracts	—	—	—	—	2,429
Variation margin	—	202	3,398	—	482
Other	116	1	24	—	—

	1,810,220	667,671	4,585,055	364,515	146,241

Liabilities:
Payables for:
Purchases of investments	12,885	325,039	1,515,927	—	267
Repurchases of fund’s shares	546	61	1,207	878	9
Investment advisory services	709	122	881	99	12
Services provided by related parties	181	17	374	72	119
Trustees’ deferred compensation	55	1	59	21	—	*
Variation margin	167	295	4,690	—	2
Other	445	6	31	9	—	*

	14,988	325,541	1,523,169	1,079	409

Net assets at December 31, 2015	$1,795,232	$342,130	$3,061,886	$363,436	$145,832

Net assets consist of:
Capital paid in on shares of beneficial interest	$2,193,604	$337,013	$3,007,195	$363,433	$144,821
(Distributions in excess of) undistributed net investment income	18,573	804	7,412	(23)	328
Undistributed (accumulated) net realized gain (loss)	(153,862)	3,007	51,538	—	13,047
Net unrealized appreciation (depreciation)	(263,083)	1,306	(4,259)	26	(12,364)

Net assets at December 31, 2015	$1,795,232	$342,130	$3,061,886	$363,436	$145,832

Investment securities, at cost:
Unaffiliated issuers	$2,019,693	$447,985	$3,187,328	$363,003	$7,479
Affiliated issuers	—	—	—	—	147,876
Cash denominated in currencies other than U.S. dollars, at cost	3,808	—	—	—	—

See end of statements of assets and liabilities for footnote.

See Notes to Financial Statements

American Funds Insurance Series

(dollars in thousands)
Managed Risk International Fund		Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth- Income Fund		Managed Risk Asset Allocation Fund

$4,290		$6,077		$5,778		$157,858
76,300		127,996		114,552		2,493,178
—		—		—		—
—		—		—		—
—		—		—		—
2		—		—		2,805
170		53		288		5,121
—	*	—	*	—	*	1
2,390		2,910		2,033		14,412
254		543		396		2,162
—		—		—		—

83,406		137,579		123,047		2,675,537

158		48		267		2,787
2		1		1		5,141
7		12		10		225
68		113		99		2,044
—	*	—	*	—	*	5
11		—		1		4
—	*	—	*	—	*	312

246		174		378		10,518

$83,160		$137,405		$122,669		$2,665,019

$91,413		$144,717		$125,867		$2,675,147
839		2,223		1,328		34,133
1,723		5,787		8,210		95,033
(10,815)		(15,322)		(12,736)		(139,294)

$83,160		$137,405		$122,669		$2,665,019

$4,290		$6,077		$5,778		$157,858
86,949		143,247		127,162		2,630,946
—		—		—		—

American Funds Insurance Series

Statements of assets and liabilities at December 31, 2015

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:
Net assets	$1,626,228	$1,705,936	$6,796,089	$3,427,398	$1,562,157
Shares outstanding	61,612	69,893	99,908	189,595	82,769
Net asset value per share	$26.39	$24.41	$68.02	$18.08	$18.87
Class 2:
Net assets	$3,817,174	$2,492,251	$14,413,972	$3,977,860	$960,711
Shares outstanding	145,734	104,294	212,937	220,741	51,356
Net asset value per share	$26.19	$23.90	$67.69	$18.02	$18.71
Class 3:
Net assets			$193,647	$31,575
Shares outstanding			2,832	1,744
Net asset value per share			$68.37	$18.11
Class 4:
Net assets	$90,230	$33,316	$393,976	$45,817	$170,913
Shares outstanding	3,449	1,382	5,857	2,555	9,146
Net asset value per share	$26.16	$24.11	$67.26	$17.93	$18.69

	High- Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund	Managed Risk Growth Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:
Net assets	$1,016,991	$271,931	$1,425,626	$39,432
Shares outstanding	110,672	25,630	115,763	3,503
Net asset value per share	$9.19	$10.61	$12.31	$11.26
Class 2:
Net assets	$765,514	$58,778	$1,578,749	$302,139
Shares outstanding	84,451	5,551	129,429	27,451
Net asset value per share	$9.06	$10.59	$12.20	$11.01
Class 3:
Net assets	$11,610		$10,977	$6,071
Shares outstanding	1,259		890	546
Net asset value per share	$9.22		$12.34	$11.11
Class 4:
Net assets	$1,117	$11,421	$46,534	$15,794
Shares outstanding	115	1,085	3,807	1,415
Net asset value per share	$9.73	$10.52	$12.22	$11.17
Class P1:
Net assets					$426
Shares outstanding					37
Net asset value per share					$11.49
Class P2:
Net assets					$145,406
Shares outstanding					12,721
Net asset value per share					$11.43

*	Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

						(dollars and shares in thousands, except per-share amounts)
Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder		Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund

$3,638,508	$293,404	$10,747,098	$706,763	$79,569		$10,912,479	$47,476	$5,730,648	$1,031,825
288,274	23,753	236,737	48,006	8,469		529,242	4,422	535,502	93,756
$12.62	$12.35	$45.40	$14.72	$9.40		$20.62	$10.74	$10.70	$11.01

$3,227,870	$1,478,674	$12,895,255	$253,750	$1		$5,008,326	$171,133	$4,134,660	$1,207,969
258,069	119,913	286,318	17,289	—	*	244,944	15,964	390,934	110,488
$12.51	$12.33	$45.04	$14.68	$9.40		$20.45	$10.72	$10.58	$10.93

		$161,488				$36,226
		3,552				1,756
		$45.46				$20.64

$31,896	$4,704	$409,552	$32,366	$157,435		$2,413,536	$655	$59,591	$5,757
2,545	384	9,138	2,212	16,780		118,320	61	5,617	528
$12.53	$12.26	$44.82	$14.63	$9.38		$20.40	$10.69	$10.61	$10.89

Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

$152	$187	$732	$711,514
16	17	65	60,694
$9.48	$10.80	$11.25	$11.72
$83,008	$137,218	$121,937	$1,953,505
8,805	12,750	10,871	166,755
$9.43	$10.76	$11.22	$11.71

American Funds Insurance Series

Statements of operations for the year ended December 31, 2015

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Investment income:
Income (net of non-U.S. taxes)*:
Dividends	$82,255	$37,755	$272,432	$149,611	$35,665
Interest	485	905	1,399	5,342	10,447

	82,740	38,660	273,831	154,953	46,112

Fees and expenses*:
Investment advisory services	29,539	30,635	73,812	39,545	19,457
Distribution services	10,128	6,875	38,394	11,030	2,906
Insurance administrative services	126	57	254	86	289
Transfer agent services	1	— †	2	1	— †
Administrative services	566	441	2,254	792	269
Reports to shareholders	263	191	1,132	375	127
Registration statement and prospectus	53	77	250	54	56
Trustees’ compensation	52	39	206	72	25
Auditing and legal	90	60	94	226	74
Custodian	642	655	434	1,694	1,171
State and local taxes	—	—	—	—	—
Other	22	17	28	29	45

Total fees and expenses before reimbursement/waiver	41,482	39,047	116,860	53,904	24,419
Less reimbursement/waiver of fees and expenses:
Investment advisory services	—	—	—	—	—

Total reimbursement/waiver of fees and expenses	—	—	—	—	—
Total fees and expenses after reimbursement/waiver	41,482	39,047	116,860	53,904	24,419

Net investment income (loss)	41,258	(387)	156,971	101,049	21,693

Net realized gain (loss) and unrealized (depreciation) appreciation:
Net realized gain (loss) on*:
Investments	458,143	813,416	1,900,915	670,238	(85,183)
Forward currency contracts	2,184	4,141	—	3,508	2,386
Interest rate swaps	—	—	—	—	—
Currency transactions	(5,472)	(178)	(1,742)	(2,172)	(697)

	454,855	817,379	1,899,173	671,574	(83,494)

Net unrealized (depreciation) appreciation on:
Investments	(107,839)	(799,127)	(519,804)	(1,111,661)	(21,600)
Forward currency contracts	(1,958)	94	—	(3,684)	(537)
Interest rate swaps	—	—	—	—	—
Currency translations	11	41	194	411	131

	(109,786)	(798,992)	(519,610)	(1,114,934)	(22,006)

Net realized gain (loss) and unrealized (depreciation) appreciation	345,069	18,387	1,379,563	(443,360)	(105,500)

Net increase (decrease) in net assets resulting from operations	$386,327	$18,000	$1,536,534	$(342,311)	$(83,807)

See end of statements of operations for footnotes.

See Notes to Financial Statements

American Funds Insurance Series

							(dollars in thousands)
Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund

$188,482	$47,798	$464,232	$32,692	$4,948	$261,487	$3,938	$75	$—
412	582	5,058	1,678	388	124,624	1,699	229,904	72,529

188,894	48,380	469,290	34,370	5,336	386,111	5,637	229,979	72,529

28,369	11,171	66,847	6,662	748	49,646	1,455	35,972	13,141
8,810	4,039	35,053	730	279	14,407	446	11,077	3,285
48	7	273	71	279	1,154	— †	108	12
1	— †	3	— †	— †	2	— †	1	— †
715	186	2,499	105	15	1,798	22	986	249
218	51	1,083	19	3	843	4	397	68
38	72	146	22	14	274	6	70	31
65	17	229	9	1	162	2	88	23
45	50	175	45	25	74	43	57	41
171	266	584	266	21	134	32	117	573
—	—	—	—	—	—	1	—	—
9	17	31	36	2	34	22	206	159

38,489	15,876	106,923	7,965	1,387	68,528	2,033	49,079	17,582

6	—	—	—	—	—	—	—	—

6	—	—	—	—	—	—	—	—
38,483	15,876	106,923	7,965	1,387	68,528	2,033	49,079	17,582

150,411	32,504	362,367	26,405	3,949	317,583	3,604	180,900	54,947

617,265	60,160	2,678,584	7,584	(1,239)	479,179	300	19,239	(76,952)
—	2,373	—	9	—	—	(5)	23,312	6,624
—	—	—	—	—	(6,911)	—	24,673	1,875
(33)	(111)	(392)	(104)	14	(293)	(94)	(243)	(4,568)

617,232	62,422	2,678,192	7,489	(1,225)	471,975	201	66,981	(73,021)

(966,964)	(114,598)	(2,629,740)	(92,060)	(7,834)	(528,111)	(5,967)	(219,134)	(83,826)
—	(1,206)	—	—	—	—	(16)	(5,894)	1,831
—	—	—	—	—	4,375	—	9,298	240
4	43	23	10	(5)	22	18	191	1,075

(966,960)	(115,761)	(2,629,717)	(92,050)	(7,839)	(523,714)	(5,965)	(215,539)	(80,680)

(349,728)	(53,339)	48,475	(84,561)	(9,064)	(51,739)	(5,764)	(148,558)	(153,701)

$(199,317)	$(20,835)	$410,842	$(58,156)	$(5,115)	$265,844	$(2,160)	$32,342	$(98,754)

American Funds Insurance Series

Statements of operations for the year ended December 31, 2015

	High- Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund	Managed Risk Growth Fund
Investment income:
Income (net of non-U.S. taxes)*:
Dividends	$255	$—	$—	$—	$1,102
Interest	128,250	4,576	45,146	382	— †

	128,505	4,576	45,146	382	1,102

Fees and expenses*:
Investment advisory services	9,014	1,428	10,936	1,177	287
Distribution services	2,230	148	4,266	804	286
Insurance administrative services	6	9	76	24	286
Transfer agent services	— †	— †	— †	— †	— †
Administrative services	195	34	327	37	—
Accounting and administrative services	—	—	—	—	54
Reports to shareholders	59	6	99	11	2
Registration statement and prospectus	15	13	22	4	18
Trustees’ compensation	18	3	30	3	1
Auditing and legal	38	33	39	33	8
Custodian	25	1	9	1	12
Other	40	15	20	1	68

Total fees and expenses before reimbursement/waiver	11,640	1,690	15,824	2,095	1,022
Less reimbursement/waiver of fees and expenses:
Investment advisory services	—	—	—	—	142
Other	—	—	—	—	129

Total reimbursement/waiver of fees and expenses	—	—	—	—	271
Total fees and expenses after reimbursement/waiver	11,640	1,690	15,824	2,095	751

Net investment income (loss)	116,865	2,886	29,322	(1,713)	351

Net realized gain (loss) and unrealized (depreciation) appreciation:
Net realized gain (loss) on*:
Investments	(78,477)	3,178	40,966	1	(1,761)
Forward currency contracts	1,167	—	—	—	—
Interest rate swaps	1,109	2,444	32,833	—	—
Credit default swaps	(679)	—	—	—	—
Futures contracts	—	—	—	—	(6,355)
Currency transactions	(28)	—	—	—	(17)
Capital gain distributions received	—	—	—	—	21,515

	(76,908)	5,622	73,799	1	13,382

Net unrealized (depreciation) appreciation on:
Investments	(175,151)	(3,700)	(54,243)	10	(14,342)
Forward currency contracts	(196)	—	—	—	—
Interest rate swaps	(274)	1,961	8,864	—	—
Credit default swaps	706	—	—	—	—
Futures contracts	—	—	—	—	395
Currency translations	(71)	—	—	—	—

	(174,986)	(1,739)	(45,379)	10	(13,947)

Net realized gain (loss) and unrealized (depreciation) appreciation	(251,894)	3,883	28,420	11	(565)

Net increase (decrease) in net assets resulting from operations	$(135,029)	$6,769	$57,742	$(1,702)	$(214)

*	Additional information related to non-U.S. taxes, affiliated transactions and class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

		(dollars in thousands)
Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

$1,358	$2,783	$1,722	$45,462
1	1	1	14

1,359	2,784	1,723	45,476

173	312	254	5,835
173	312	253	4,697
173	312	253	5,836
— †	— †	— †	— †
—	—	—	—
53	54	54	103
2	2	2	30
10	21	17	364
1	1	1	20
8	9	8	13
12	12	12	12
21	76	52	402

626	1,111	906	17,312

86	149	124	2,801
85	137	115	244

171	286	239	3,045
455	825	667	14,267

904	1,959	1,056	31,209

(529)	2,065	216	4,398
—	—	—	—
—	—	—	—
—	—	—	—
(1,288)	(5,651)	(4,696)	(44,364)
(65)	(7)	(11)	(50)
3,720	11,297	13,419	151,808

1,838	7,704	8,928	111,792

(9,171)	(19,526)	(14,383)	(169,405)
—	—	—	—
—	—	—	—
—	—	—	—
(17)	50	66	(1,526)
—	—	—	—

(9,188)	(19,476)	(14,317)	(170,931)

(7,350)	(11,772)	(5,389)	(59,139)

$(6,446)	$(9,813)	$(4,333)	$(27,930)

American Funds Insurance Series

Statements of changes in net assets

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Year ended December 31		Year ended December 31		Year ended December 31
	2015	2014	2015	2014	2015	2014
Operations:
Net investment income (loss)	$41,258	$51,867	$(387)	$7,363	$156,971	$217,653
Net realized gain (loss)	454,855	558,227	817,379	334,732	1,899,173	4,628,415
Net unrealized (depreciation) appreciation	(109,786)	(479,729)	(798,992)	(249,267)	(519,610)	(2,958,293)

Net increase (decrease) in net assets resulting from operations	386,327	130,365	18,000	92,828	1,536,534	1,887,775

Dividends and distributions paid to shareholders:
Dividends from net investment income	(61,500)	(68,881)	—	(8,225)	(151,371)	(224,482)
Distributions from net realized gain on investments	(539,532)	(559,317)	(331,551)	(18,741)	(4,626,506)	(1,119,414)

Total dividends and distributions paid to shareholders	(601,032)	(628,198)	(331,551)	(26,966)	(4,777,877)	(1,343,896)

Net capital share transactions	179,492	178,506	384,510	(105,588)	2,276,062	(1,339,113)

Total (decrease) increase in net assets	(35,213)	(319,327)	70,959	(39,726)	(965,281)	(795,234)
Net assets:
Beginning of period	5,568,845	5,888,172	4,160,544	4,200,270	22,762,965	23,558,199

End of period	$5,533,632	$5,568,845	$4,231,503	$4,160,544	$21,797,684	$22,762,965

(Distributions in excess of) undistributed net investment income	$(256)	$4,840	$(6,905)	$(20,757)	$29,862	$25,981

	International Growth and Income Fund		Capital Income Builder		Asset Allocation Fund
	Year ended December 31		Year ended December 31		Year ended December 31
	2015	2014	2015	2014*	2015	2014
Operations:
Net investment income (loss)	$26,405	$32,645	$3,949	$716	$317,583	$311,850
Net realized gain (loss)	7,489	24,882	(1,225)	(224)	471,975	1,260,965
Net unrealized (depreciation) appreciation	(92,050)	(92,467)	(7,839)	(1,060)	(523,714)	(654,181)

Net increase (decrease) in net assets resulting from operations	(58,156)	(34,940)	(5,115)	(568)	265,844	918,634

Dividends and distributions paid to shareholders:
Dividends from net investment income	(24,236)	(31,369)	(4,288)	(835)	(334,403)	(282,950)
Distributions from net realized gain on investments	(21,506)	(9,656)	—	(94)	(1,266,708)	(808,834)

Total dividends and distributions paid to shareholders	(45,742)	(41,025)	(4,288)	(929)	(1,601,111)	(1,091,784)

Net capital share transactions	88,567	129,868	171,242	76,663	2,142,966	1,418,325

Total (decrease) increase in net assets	(15,331)	53,903	161,839	75,166	807,699	1,245,175
Net assets:
Beginning of period	1,008,210	954,307	75,166	—	17,562,868	16,317,693

End of period	$992,879	$1,008,210	$237,005	$75,166	$18,370,567	$17,562,868

(Distributions in excess of) undistributed net investment income	$1,042	$(1,634)	$(292)	$(109)	$56,335	$67,803

See end of statements of changes for footnotes.

See Notes to Financial Statements

American Funds Insurance Series

								(dollars in thousands)
International Fund		New World Fund		Blue Chip Income and Growth Fund		Global Growth and Income Fund		Growth-Income Fund
Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31
2015	2014	2015	2014	2015	2014	2015	2014	2015	2014

$101,049	$105,714	$21,693	$30,392	$150,411	$219,105	$32,504	$63,105	$362,367	$352,891

671,574	865,143	(83,494)	150,040	617,232	737,778	62,422	191,803	2,678,192	3,612,305

(1,114,934)	(1,181,692)	(22,006)	(396,524)	(966,960)	25,004	(115,761)	(146,194)	(2,629,717)	(1,415,092)

(342,311)	(210,835)	(83,807)	(216,092)	(199,317)	981,887	(20,835)	108,714	410,842	2,550,104

(129,375)	(119,689)	(19,569)	(31,681)	(147,049)	(221,413)	(36,339)	(66,932)	(352,790)	(345,996)

(446,067)	—	(149,097)	(264,280)	(712,444)	—	—	—	(3,606,146)	(1,199,049)

(575,442)	(119,689)	(168,666)	(295,961)	(859,493)	(221,413)	(36,339)	(66,932)	(3,958,936)	(1,545,045)

688,549	(1,245,391)	364,776	390,346	684,200	(56,686)	(52,395)	(184,153)	2,397,939	(674,865)

(229,204)	(1,575,915)	112,303	(121,707)	(374,610)	703,788	(109,569)	(142,371)	(1,150,155)	330,194

7,711,854	9,287,769	2,581,478	2,703,185	7,272,884	6,569,096	1,886,351	2,028,722	25,363,548	25,033,354

$7,482,650	$7,711,854	$2,693,781	$2,581,478	$6,898,274	$7,272,884	$1,776,782	$1,886,351	$24,213,393	$25,363,548

$(19,278)	$(24,827)	$(18,827)	$(12,575)	$28,224	$24,901	$5,495	$77	$74,007	$67,971

Global Balanced Fund		Bond Fund		Global Bond Fund		High-Income Bond Fund		Mortgage Fund
Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31
2015	2014	2015	2014	2015	2014	2015	2014	2015	2014

$3,604	$3,998	$180,900	$182,459	$54,947	$58,842	$116,865	$114,002	$2,886	$3,082

201	3,440	66,981	206,562	(73,021)	41,961	(76,908)	51,505	5,622	7,167

(5,965)	(4,235)	(215,539)	115,241	(80,680)	(60,877)	(174,986)	(152,358)	(1,739)	4,203

(2,160)	3,203	32,342	504,262	(98,754)	39,926	(135,029)	13,149	6,769	14,452

(2,403)	(2,876)	(182,773)	(196,026)	(1,846)	(38,880)	(114,287)	(116,796)	(5,398)	(2,963)

(2,968)	(5,479)	(192,440)	(3,424)	(69,034)	(22,998)	—	—	(4,268)	—

(5,371)	(8,355)	(375,213)	(199,450)	(70,880)	(61,878)	(114,287)	(116,796)	(9,666)	(2,963)

11,046	28,764	697,150	(6,277)	(169,118)	17,465	82,072	130,489	219	86,031

3,515	23,612	354,279	298,535	(338,752)	(4,487)	(167,244)	26,842	(2,678)	97,520

215,749	192,137	9,570,620	9,272,085	2,584,303	2,588,790	1,962,476	1,935,634	344,808	247,288

$219,264	$215,749	$9,924,899	$9,570,620	$2,245,551	$2,584,303	$1,795,232	$1,962,476	$342,130	$344,808

$(1,170)	$(358)	$61,376	$29,269	$(13,116)	$(357)	$18,573	$16,634	$804	$732

American Funds Insurance Series

Statements of changes in net assets

	U.S. Government/ AAA-Rated Securities Fund		Cash Management Fund		Managed Risk Growth Fund
	Year ended December 31		Year ended December 31		Year ended December 31
	2015	2014	2015	2014	2015	2014
Operations:
Net investment income (loss)	$29,322	$38,754	$(1,713)	$(2,052)	$351	$536
Net realized gain (loss)	73,799	48,326	1	1	13,382	1,092
Net unrealized (depreciation) appreciation	(45,379)	86,330	10	3	(13,947)	(434)

Net increase (decrease) in net assets resulting from operations	57,742	173,410	(1,702)	(2,048)	(214)	1,194

Dividends and distributions paid to shareholders:
Dividends from net investment income	(48,582)	(41,683)	—	—	—	(534)
Distributions from net realized gain on investments	(27,147)	—	—	—	—	(1,328)

Total dividends and distributions paid to shareholders	(75,729)	(41,683)	—	—	—	(1,862)

Net capital share transactions	(393,940)	(57,173)	(29,927)	(62,920)	66,782	51,939

Total (decrease) increase in net assets	(411,927)	74,554	(31,629)	(64,968)	66,568	51,271
Net assets:
Beginning of period	3,473,813	3,399,259	395,065	460,033	79,264	27,993

End of period	$3,061,886	$3,473,813	$363,436	$395,065	$145,832	$79,264

(Distributions in excess of) undistributed net investment income	$7,412	$5,404	$(23)	$(22)	$328	$60

*	For the period May 1, 2014, commencement of operations, through December 31, 2014.

See Notes to Financial Statements

American Funds Insurance Series

							(dollars in thousands)
Managed Risk International Fund		Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31
2015	2014	2015	2014	2015	2014	2015	2014
$904	$485	$1,959	$2,247	$1,056	$641	$31,209	$20,101
1,838	96	7,704	(938)	8,928	1,387	111,792	54,138
(9,188)	(2,770)	(19,476)	2,283	(14,317)	(416)	(170,931)	(23,318)

(6,446)	(2,189)	(9,813)	3,592	(4,333)	1,612	(27,930)	50,921

(14)	(510)	(530)	(2,179)	(67)	(643)	(38,084)	(1,557)
—	—	—	—	—	(1,590)	(48,390)	—

(14)	(510)	(530)	(2,179)	(67)	(2,233)	(86,474)	(1,557)

43,513	31,920	49,641	70,335	51,303	52,232	722,454	1,100,535

37,053	29,221	39,298	71,748	46,903	51,611	608,050	1,149,899
46,107	16,886	98,107	26,359	75,766	24,155	2,056,969	907,070

$83,160	$46,107	$137,405	$98,107	$122,669	$75,766	$2,665,019	$2,056,969

$839	$14	$2,223	$69	$1,328	$12	$34,133	$24,307

American Funds Insurance Series

Notes to financial statements

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 28 different funds (the “funds”). Twenty-three funds in the series are covered in this report. The other five funds in the series are covered in a separate report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments – primarily short positions on exchange-traded futures contracts – to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in the next 12 months; however, the series reserves the right to delay the implementation.

The investment objectives for each fund covered in this report are as follows:

Global Growth Fund — Seeks to provide long-term growth of capital.

Global Small Capitalization Fund — Seeks to provide long-term growth of capital.

Growth Fund — Seeks to provide growth of capital.

International Fund — Seeks to provide long-term growth of capital.

New World Fund — Seeks long-term capital appreciation.

Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Global Growth and Income Fund — Seeks to provide long-term growth of capital while providing current income.

Growth-Income Fund — Seeks to achieve long-term growth of capital and income.

International Growth and Income Fund — Seeks to provide long-term growth of capital while providing current income.

Capital Income Builder — Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years. Secondarily, seeks to provide growth of capital.

Asset Allocation Fund — Seeks to provide high total return consistent with preservation of capital over the long term.

Global Balanced Fund — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

Bond Fund — Seeks to provide as high a level of current income as is consistent with the preservation of capital.

Global Bond Fund — Seeks to provide, over the long term, a high level of total return consistent with prudent investment management.

High-Income Bond Fund — Seeks to provide a high level of current income and, secondarily, capital appreciation.

Mortgage Fund — Seeks to provide current income and preservation of capital.

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund — Seeks to provide a high level of current income consistent with preservation of capital.

Cash Management Fund — Seeks to provide income on cash reserves while preserving capital and maintaining liquidity. On

December 4, 2015, shareholders of Cash Management Fund formally approved a proposal to convert the fund to an ultra-short-term bond fund. In connection with the conversion, which will be effected on or about May 1, 2016, the fund’s name will change to Ultra-Short Bond Fund. The fund’s investment objective will remain substantially unchanged and the fund will continue to seek to provide investors with current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity. The fund will continue to have an NAV that fluctuates.

Managed Risk Growth Fund — Seeks to provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — Seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — Seeks to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — Seeks to provide high total return consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either three or four share classes (Classes 1, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

American Funds Insurance Series

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

American Funds Insurance Series

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Government Cash Management Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency, and pay frequency. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

American Funds Insurance Series

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of December 31, 2015 (dollars in thousands):

Global Growth Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$606,602	$567,538	$—	$1,174,140
Consumer discretionary	750,883	351,394	—	1,102,277
Health care	687,268	382,426	—	1,069,694
Financials	209,750	491,564	—	701,314
Consumer staples	67,806	343,109	—	410,915
Industrials	115,611	193,186	—	308,797
Telecommunication services	—	128,004	—	128,004
Other	115,504	77,726	—	193,230
Miscellaneous	85,611	114,115	—	199,726
Bonds, notes & other debt instruments	—	5,190	—	5,190
Short-term securities	—	262,490	—	262,490

Total	$2,639,035	$2,916,742	$—	$5,555,777

	Other investments†
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(590)	$—	$(590)

*	Securities with a value of $2,649,062,000, which represented 47.87% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Global Small Capitalization Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$418,405	$360,129	$4	$778,538
Health care	565,694	88,840	—	654,534
Information technology	327,729	229,788	4,309	561,826
Industrials	127,065	278,467	—	405,532
Consumer staples	142,540	143,566	—	286,106
Financials	104,467	179,957	—	284,424
Energy	115,026	37,591	8,392	161,009
Materials	86,626	65,920	32	152,578
Utilities	—	80,823	—	80,823
Telecommunication services	—	2,433	—	2,433
Miscellaneous	86,152	123,074	—	209,226
Rights & warrants	271	—	46	317
Convertible stocks	—	—	6,913	6,913
Bonds, notes & other debt instruments	—	9,152	—	9,152
Short-term securities	—	636,381	—	636,381

Total	$1,973,975	$2,236,121	$19,696	$4,229,792

American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$607	$—	$607
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(106)	—	(106)

Total	$—	$501	$—	$501

*	Securities with a value of $1,549,663,000, which represented 36.62% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Growth Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$4,728,672	$166,504	$—	$4,895,176
Information technology	3,910,087	738,244	—	4,648,331
Health care	3,723,425	19,990	—	3,743,415
Financials	2,617,224	178,096	—	2,795,320
Consumer staples	1,700,872	221,470	—	1,922,342
Industrials	1,134,114	201,610	—	1,335,724
Energy	1,261,199	—	—	1,261,199
Other	437,686	13,909	1,140	452,735
Miscellaneous	42,148	2,417	—	44,565
Rights & warrants	336	—	—	336
Convertible stocks	—	—	13,104	13,104
Short-term securities	—	745,124	—	745,124

Total	$19,555,763	$2,287,364	$14,244	$21,857,371

*	Securities with a value of $1,541,046,000, which represented 7.07% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.

International Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$36,366	$1,454,447	$—	$1,490,813
Information technology	266,991	705,069	—	972,060
Health care	58,267	868,577	—	926,844
Consumer discretionary	80,407	827,869	—	908,276
Industrials	31,359	724,111	—	755,470
Consumer staples	29,149	504,865	—	534,014
Utilities	—	384,945	—	384,945
Materials	36,520	295,515	—	332,035
Telecommunication services	—	213,110	—	213,110
Energy	29,378	164,065	—	193,443
Miscellaneous	—	89,293	—	89,293
Rights & warrants	—	242	—	242
Bonds, notes & other debt instruments	—	81,186	—	81,186
Short-term securities	—	582,686	—	582,686

Total	$568,437	$6,895,980	$—	$7,464,417

See next page for footnote.

American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$1,367	$—	$1,367
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(950)	—	(950)

Total	$—	$417	$—	$417

*	Securities with a value of $6,010,353,000, which represented 80.32% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

New World Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$176,777	$246,806	$—	$423,583
Consumer discretionary	142,788	245,658	—	388,446
Financials	156,080	180,686	32	336,798
Health care	95,753	152,561	—	248,314
Consumer staples	51,319	138,243	—	189,562
Industrials	49,121	104,343	—	153,464
Energy	47,057	75,447	—	122,504
Telecommunication services	5,162	43,850	—	49,012
Materials	35,095	5,054	1,719	41,868
Utilities	—	33,499	—	33,499
Miscellaneous	26,193	106,701	—	132,894
Preferred securities	1,156	—	—	1,156
Rights & warrants	—	65,266	—	65,266
Bonds, notes & other debt instruments	—	100,840	—	100,840
Short-term securities	—	395,604	—	395,604

Total	$786,501	$1,894,558	$1,751	$2,682,810

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on forward currency contracts	$—	$86	$—	$86
Liabilities:
Unrealized depreciation on forward currency contracts	—	(57)	—	(57)

Total	$—	$29	$—	$29

*	Securities with a value of $1,299,479,000, which represented 48.24% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

Blue Chip Income and Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$1,085,579	$—	$—	$1,085,579
Information technology	1,082,459	—	—	1,082,459
Industrials	985,450	—	—	985,450
Telecommunication services	796,773	—	—	796,773
Consumer staples	706,310	—	—	706,310
Energy	429,429	—	—	429,429
Consumer discretionary	403,929	—	—	403,929
Materials	282,560	—	—	282,560
Financials	251,265	—	—	251,265
Utilities	232,442	—	—	232,442
Miscellaneous	337,176	—	—	337,176
Short-term securities	—	286,013	—	286,013

Total	$6,593,372	$286,013	$—	$6,879,385

Global Growth and Income Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$184,024	$107,731	$—	$291,755
Consumer discretionary	157,699	92,686	—	250,385
Information technology	141,273	78,531	—	219,804
Industrials	121,755	96,289	—	218,044
Health care	96,292	55,212	—	151,504
Consumer staples	76,131	74,590	—	150,721
Telecommunication services	31,811	57,944	—	89,755
Energy	73,046	13,246	—	86,292
Materials	57,423	11,893	—	69,316
Utilities	13,885	25,384	—	39,269
Miscellaneous	41,231	47,218	—	88,449
Preferred securities	489	—	—	489
Bonds, notes & other debt instruments	—	2,532	—	2,532
Short-term securities	—	121,745	—	121,745

Total	$995,059	$785,001	$—	$1,780,060

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$133	$—	$133
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(75)	—	(75)

Total	$—	$58	$—	$58

*	Securities with a value of $656,554,000, which represented 36.95% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

Growth-Income Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Health care	$3,840,604	$98,947	$—	$3,939,551
Information technology	3,783,764	95,463	—	3,879,227
Consumer discretionary	2,800,513	284,157	—	3,084,670
Financials	2,133,266	156,277	—	2,289,543
Consumer staples	1,905,031	203,962	—	2,108,993
Industrials	1,976,239	105,662	—	2,081,901
Energy	1,491,407	197,361	—	1,688,768
Materials	1,375,474	84,578	—	1,460,052
Telecommunication services	628,580	—	—	628,580
Utilities	264,461	—	—	264,461
Miscellaneous	718,761	162,796	—	881,557
Convertible stocks	4,272	4,560	—	8,832
Convertible bonds	—	46,232	—	46,232
Bonds, notes & other debt instruments	—	16,650	—	16,650
Short-term securities	—	1,849,775	—	1,849,775

Total	$20,922,372	$3,306,420	$—	$24,228,792

*	Securities with a value of $1,310,130,000, which represented 5.41% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.

International Growth and Income Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$18,372	$191,387	$—	$209,759
Consumer staples	36,949	120,298	—	157,247
Consumer discretionary	—	122,712	—	122,712
Utilities	—	106,624	—	106,624
Health care	—	89,129	—	89,129
Industrials	—	66,498	—	66,498
Energy	19,763	20,716	—	40,479
Telecommunication services	2,240	31,721	—	33,961
Materials	2,076	26,271	—	28,347
Information technology	2,836	22,691	—	25,527
Convertible bonds	—	2,455	—	2,455
Bonds, notes & other debt instruments	—	14,984	—	14,984
Short-term securities	—	91,560	—	91,560

Total	$82,236	$907,046	$—	$989,282

*	Securities with a value of $791,391,000, which represented 79.71% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.

American Funds Insurance Series

Capital Income Builder

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer staples	$21,881	$13,119	$—	$35,000
Financials	14,906	15,657	—	30,563
Utilities	3,838	18,636	—	22,474
Health care	8,625	10,599	—	19,224
Telecommunication services	8,269	9,754	—	18,023
Information technology	12,608	4,675	—	17,283
Consumer discretionary	5,357	9,296	—	14,653
Energy	12,518	1,912	—	14,430
Industrials	4,301	7,775	—	12,076
Materials	3,331	2,865	—	6,196
Miscellaneous	—	1,495	—	1,495
Convertible stocks	757	—	—	757
Bonds, notes & other debt instruments	—	37,185	—	37,185
Short-term securities	—	8,999	—	8,999

Total	$96,391	$141,967	$—	$238,358

*	Securities with a value of $95,783,000, which represented 40.41% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.

Asset Allocation Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$2,555,207	$97,520	$—	$2,652,727
Consumer discretionary	1,948,928	21,192	—	1,970,120
Financials	1,619,454	—	—	1,619,454
Industrials	1,489,209	21,614	1	1,510,824
Health care	1,386,885	55,117	1,383	1,443,385
Energy	1,036,772	—	—	1,036,772
Consumer staples	676,504	97,102	—	773,606
Materials	738,680	—	—	738,680
Other	269,194	—	—	269,194
Miscellaneous	94,919	24,103	1,695	120,717
Convertible stocks	—	6,616	—	6,616
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	2,005,271	—	2,005,271
Corporate bonds & notes	—	1,451,702	11,400	1,463,102
Mortgage-backed obligations	—	835,631	—	835,631
Federal agency bonds & notes	—	71,020	—	71,020
Other	—	109,487	—	109,487
Short-term securities	—	2,127,067	—	2,127,067

Total	$11,815,752	$6,923,442	$14,479	$18,753,673

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$1,558	$—	$1,558
Liabilities:
Unrealized depreciation on interest rate swaps	—	(6,310)	—	(6,310)

Total	$—	$(4,752)	$—	$(4,752)

*	Securities with a value of $313,884,000, which represented 1.71% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Interest rate swaps are not included in the investment portfolio.

American Funds Insurance Series

Global Balanced Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Industrials	$9,291	$16,183	$—	$25,474
Consumer staples	11,171	10,751	—	21,922
Health care	14,313	5,266	—	19,579
Information technology	8,310	9,420	—	17,730
Financials	4,401	12,671	—	17,072
Consumer discretionary	8,769	3,733	—	12,502
Energy	6,875	2,807	—	9,682
Materials	8,551	802	—	9,353
Utilities	—	3,692	—	3,692
Telecommunication services	1,287	1,609	—	2,896
Miscellaneous	—	1,221	—	1,221
Convertible bonds	—	265	—	265
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	30,548	—	30,548
U.S. Treasury bonds & notes	—	17,901	—	17,901
Corporate bonds & notes	—	13,402	—	13,402
Mortgage-backed obligations	—	6,123	—	6,123
Asset-backed obligations	—	322	—	322
Short-term securities	—	11,497	—	11,497

Total	$72,968	$148,213	$—	$221,181

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on forward currency contracts	$—	$132	$—	$132
Liabilities:
Unrealized depreciation on forward currency contracts	—	(68)	—	(68)

Total	$—	$64	$—	$64

*	Securities with a value of $67,674,000, which represented 30.86% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$3,786,383	$—	$3,786,383
Corporate bonds & notes	—	2,982,015	354	2,982,369
Mortgage-backed obligations	—	1,891,889	—	1,891,889
Bonds & notes of governments & government agencies outside the U.S.	—	252,023	—	252,023
Federal agency bonds & notes	—	112,582	—	112,582
Asset-backed obligations	—	100,900	—	100,900
Municipals	—	98,750	—	98,750
Preferred securities	658	—	—	658
Common stocks	697	—	728	1,425
Short-term securities	—	1,455,137	—	1,455,137

Total	$1,355	$10,679,679	$1,082	$10,682,116

American Funds Insurance Series

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$178	$—	$178
Unrealized appreciation on interest rate swaps	—	13,978	—	13,978
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(1,210)	—	(1,210)
Unrealized depreciation on interest rate swaps	—	(12,141)	—	(12,141)

Total	$—	$805	$—	$805

*	Forward currency contracts and interest rate swaps are not included in the investment portfolio.

Global Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$296,926	$—	$296,926
Japanese yen	—	159,882	—	159,882
Danish kroner	—	95,932	—	95,932
Mexican pesos	—	91,231	—	91,231
Hungarian forints	—	75,688	—	75,688
Polish zloty	—	71,710	—	71,710
British pounds	—	60,146	—	60,146
Indian rupees	—	52,263	—	52,263
Malaysian ringgits	—	28,316	—	28,316
U.S. dollars	—	1,185,882	150	1,186,032
Other	—	52,719	—	52,719
Convertible stocks	—	222	—	222
Common stocks	653	194	268	1,115
Short-term securities	—	84,768	—	84,768

Total	$653	$2,255,879	$418	$2,256,950

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on forward currency contracts	$—	$4,136	$—	$4,136
Unrealized appreciation on interest rate swaps	—	713	—	713
Liabilities:
Unrealized depreciation on forward currency contracts	—	(1,470)	—	(1,470)
Unrealized depreciation on interest rate swaps	—	(648)	—	(648)

Total	$—	$2,731	$—	$2,731

*	Forward currency contracts and interest rate swaps are not included in the investment portfolio.

High-Income Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$1,498,214	$11,170	$1,509,384
Asset-backed obligations	—	2,983	—	2,983
Other	—	22,500	—	22,500
Convertible bonds	—	6,467	—	6,467
Convertible stocks	7,043	3,988	—	11,031
Common stocks	16,426	2,530	3,781	22,737
Short-term securities	—	181,157	—	181,157

Total	$23,469	$1,717,839	$14,951	$1,756,259

American Funds Insurance Series

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$37	$—	$37
Unrealized appreciation on interest rate swaps	—	3	—	3
Unrealized appreciation on credit default swaps	—	706	—	706
Liabilities:
Unrealized depreciation on interest rate swaps	—	(277)	—	(277)

Total	$—	$469	$—	$469

*	Forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

Mortgage Fund

At December 31, 2015, all of the fund’s investments were classified as Level 2.

U.S. Government/AAA-Rated Securities Fund

At December 31, 2015, all of the fund’s investments were classified as Level 2.

Cash Management Fund

At December 31, 2015, all of the fund’s investment securities were classified as Level 2.

Managed Risk Growth Fund

At December 31, 2015, all of the fund’s investments were classified as Level 1.

Managed Risk International Fund

At December 31, 2015, all of the fund’s investments were classified as Level 1.

Managed Risk Blue Chip Income and Growth Fund

At December 31, 2015, all of the fund’s investments were classified as Level 1.

Managed Risk Growth-Income Fund

At December 31, 2015, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

At December 31, 2015, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange, interest rate and commodity price fluctuations.

Issuer risks —The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions, and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

American Funds Insurance Series

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks maybe more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose a fund to losses in excess of its initial investment. Derivatives may be difficult for a fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

American Funds Insurance Series

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Currency — The prices of, and the income generated by, most debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in mortgage-related securities and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — Contracts for future delivery of mortgage-related securities, such as to be announced contracts and mortgage dollar rolls, involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of a fund.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates – i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce a fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to a fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. Although such securities are generally less sensitive to interest rate changes, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield, and, given the historically low interest rate environment, risks associated with rising rates are currently heightened.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

American Funds Insurance Series

Nondiversification — As nondiversified funds, certain funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding would adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the risk management strategy of the managed risk fund.

Management — The managed risk funds are subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks — Because the managed risk funds’ investments consist of individual underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and the respective underlying fund.

Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation has fallen below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which a fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example a fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If a fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of a fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, a fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

American Funds Insurance Series

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

5. Certain investment techniques

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities — The managed risk funds hold shares of the Government Cash Management Fund, a cash management vehicle offered by the Bank of New York Mellon (“BNY Mellon”), the funds’ custodian bank. The Government Cash Management Fund is managed by the Dreyfus Corporation.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations. As of December 31, 2015, Global Growth Fund, Global Small Capitalization Fund, International Fund, New World Fund, Global Growth and Income Fund, Global Balanced Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund had open forward currency contracts. As of December 31, 2015, International Growth and Income Fund did not have any open forward currency contracts. The average month-end notional amount of open forward currency contracts while held was $541,000.

Interest rate swaps — Some of the funds have entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The series’ investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the series’ investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

American Funds Insurance Series

On a daily basis, the series’ investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in each fund’s statement of operations. As of December 31, 2015, Asset Allocation Fund, Bond Fund, Global Bond Fund, High-Income Bond Fund, Mortgage Fund and U.S. Government/AAA-Rated Securities Fund had open interest rate swaps.

Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The series’ investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When a fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the centrally cleared swaps, and records variation margin in the statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in each fund’s statement of operations. As of December 31, 2015, only High-Income Bond Fund had open credit default swaps. As of December 31,2015, Bond Fund did not have any open credit default swaps. The average month-end notional amount of open credit default swaps while held was $69,300,000.

Futures contracts — The managed risk funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or FCM, in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. When initial margin is deposited with brokers, a receivable is recorded in the fund’s statement of assets and liabilities.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized

American Funds Insurance Series

appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations. As of December 31, 2015, only Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund held futures contracts.

The following tables present the financial statement impacts resulting from the funds’ use of forward currency contracts, interest rate swaps, credit default swaps and/or futures contracts as of December 31, 2015 (dollars in thousands):

			Global Growth Fund	Global Small Capitalization Fund	International Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	$607	$1,367
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	7
Interest rate swaps	Interest	Net unrealized appreciation*	—	—	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—

			$—	$607	$1,374

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$590	$106	$950
Forward currency	Currency	Payables for closed forward currency contracts	—	9	—
Interest rate swaps	Interest	Net unrealized depreciation*	—	—	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—

			$590	$115	$950

Net realized gain	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$2,184	$4,141	$3,508
Interest rate swaps	Interest	Net realized gain on interest rate swaps	—	—	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—

			$2,184	$4,141	$3,508

Net unrealized (depreciation) appreciation	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized (depreciation) appreciation on forward currency contracts	$(1,958)	$94	$(3,684)
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	—	—	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—

			$(1,958)	$94	$(3,684)

American Funds Insurance Series

			New World Fund	Global Growth and Income Fund	International Growth and Income Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$86	$133	$—
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	—	—	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—

			$86	$133	$—

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$57	$75	$—
Forward currency	Currency	Payables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized depreciation*	—	—	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—

			$57	$75	$—

Net realized gain	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$2,386	$2,373	$9
Interest rate swaps	Interest	Net realized gain on interest rate swaps	—	—	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—

			$2,386	$2,373	$9

Net unrealized depreciation	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized depreciation on forward currency contracts	$(537)	$(1,206)	$—
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	—	—	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—

			$(537)	$(1,206)	$—

See end of tables for footnote.

			Asset Allocation Fund	Global Balanced Fund	Bond Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	$132	$178
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	104
Interest rate swaps	Interest	Net unrealized appreciation*	1,558	—	13,978
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—

			$1,558	$132	$14,260

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$—	$68	$1,210
Forward currency	Currency	Payables for closed forward currency contracts	—	1	—
Interest rate swaps	Interest	Net unrealized depreciation*	6,310	—	12,141
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—

			$6,310	$69	$13,351

Net realized (loss) gain	Risk type	Location on statements of operations
Forward currency	Currency	Net realized (loss) gain on forward currency contracts	$—	$(5)	$23,312
Interest rate swaps	Interest	Net realized (loss) gain on interest rate swaps	(6,911)	—	24,673
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—

			$(6,911)	$(5)	$47,985

Net unrealized (depreciation) appreciation	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized (depreciation) on forward currency contracts	$—	$(16)	$(5,894)
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	4,375	—	9,298
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—

			$4,375	$(16)	$3,404

American Funds Insurance Series

			Global Bond Fund	High- Income Bond Fund	Mortgage Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$4,136	$37	$—
Forward currency	Currency	Receivables for closed forward currency contracts	1,546	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	713	3	2,821
Credit default swaps	Credit	Net unrealized appreciation*	—	706	—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—

			$6,395	$746	$2,821

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$1,470	$—	$—
Forward currency	Currency	Payables for closed forward currency contracts	39	—	—
Interest rate swaps	Interest	Net unrealized depreciation*	648	277	1,666
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—

			$2,157	$277	$1,666

Net realized gain (loss)	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$6,624	$1,167	$—
Interest rate swaps	Interest	Net realized gain on interest rate swaps	1,875	1,109	2,444
Credit default swaps	Credit	Net realized loss on credit default swaps	—	(679)	—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—

			$8,499	$1,597	$2,444

Net unrealized appreciation (depreciation)	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized appreciation (depreciation) on forward currency contracts	$1,831	$(196)	$—
Interest rate swaps	Interest	Net unrealized appreciation (depreciation) on interest rate swaps	240	(274)	1,961
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	706	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—

			$2,071	$236	$1,961

See end of tables for footnote.

American Funds Insurance Series

			U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	$—	$—
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	27,879	—	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Equity	Net unrealized appreciation*	—	38	101
Futures contracts	Currency	Net unrealized appreciation*	—	34	118

			$27,879	$72	$219

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$—	$—	$—
Forward currency	Currency	Payables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized depreciation*	26,651	—	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	101	323
Futures contracts	Currency	Net unrealized depreciation*	—	14	62

			$26,651	$115	$385

Net realized gain (loss)	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$—	$—	$—
Interest rate swaps	Interest	Net realized gain on interest rate swaps	32,833	—	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Equity	Net realized loss on futures contracts	—	(6,558)	(2,419)
Futures contracts	Currency	Net realized gain on futures contracts	—	203	1,131

			$32,833	$(6,355)	$(1,288)

Net unrealized appreciation (depreciation)	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized appreciation on forward currency contracts	$—	$—	$—
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	8,864	—	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
Futures contracts	Equity	Net unrealized appreciation (depreciation) on futures contracts	—	397	(31)
Futures contracts	Currency	Net unrealized (depreciation) appreciation on futures contracts	—	(2)	14

			$8,864	$395	$(17)

American Funds Insurance Series

			Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth-Income Fund	Managed Risk Asset Allocation Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	$—	$—
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	—	—	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Equity	Net unrealized appreciation*	5	9	39
Futures contracts	Currency	Net unrealized appreciation*	23	31	57

			$28	$40	$96

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$—	$—	$—
Forward currency	Currency	Payables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized depreciation*	—	—	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	98	160	1,613
Futures contracts	Currency	Net unrealized depreciation*	1	6	9

			$99	$166	$1,622

Net realized (loss) gain	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$—	$—	$—
Interest rate swaps	Interest	Net realized gain on interest rate swaps	—	—	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Equity	Net realized loss on futures contracts	(5,774)	(4,829)	(44,808)
Futures contracts	Currency	Net realized gain on futures contracts	123	133	444

			$(5,651)	$(4,696)	$(44,364)

Net unrealized appreciation (depreciation)	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized appreciation on forward currency contracts	$—	$—	$—
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	—	—	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
Futures contracts	Equity	Net unrealized appreciation (depreciation) on futures contracts	33	53	(1,574)
Futures contracts	Currency	Net unrealized appreciation on futures contracts	17	13	48

			$50	$66	$(1,526)

*	Includes cumulative appreciation/depreciation on interest rate swaps, credit default swaps and/or futures contracts as reported in the applicable table(s) following each fund’s investment portfolio. Only current day’s variation margin is reported within the statements of assets and liabilities.

American Funds Insurance Series

Collateral — Funds that invest in forward currency contracts, interest rate swaps, credit default swaps, futures and/or future delivery contracts participate in a collateral program. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For interest rate swaps, credit default swaps and futures contracts, the program calls for the fund to pledge collateral for initial and variation margin by contract. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of offset — Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counterparty) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

The following tables present each fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of December 31, 2015 (dollars in thousands) if close-out netting was exercised:

Global Growth Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Liabilities:
Bank of America, N.A.	$492	$—	$(391)	$—	$101
Citibank	67	—	—	—	67
JPMorgan Chase	27	—	—	—	27
UBS AG	4	—	—	—	4

Total	$590	$—	$(391)	$—	$199

Global Small Capitalization Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Barclays Bank PLC	$8	$—	$—	$—	$8
Citibank	180	—	—	—	180
HSBC Bank	419	—	—	—	419

Total	$607	$—	$—	$—	$607

Liabilities:
Barclays Bank PLC	$12	$—	$—	$—	$12
HSBC Bank	8	—	—	—	8
UBS AG	95	—	—	—	95

Total	$115	$—	$—	$—	$115

American Funds Insurance Series

International Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
HSBC Bank	$34	$—	$—	$—	$34
JPMorgan Chase	27	—	—	—	27
UBS AG	1,313	(305)	(592)	—	416

Total	$1,374	$(305)	$(592)	$—	$477

Liabilities:
Bank of America, N.A.	$82	$—	$(82)	$—	$—
Barclays Bank PLC	563	—	(290)	—	273
UBS AG	305	(305)	—	—	—

Total	$950	$(305)	$(372)	$—	$273

New World Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Barclays Bank PLC	$6	$—	$—	$—	$6
HSBC Bank	3	—	—	—	3
JPMorgan Chase	32	(32)	—	—	—
UBS AG	45	(2)	—	—	43

Total	$86	$(34)	$—	$—	$52

Liabilities:
Bank of America, N.A.	$22	$—	$—	$—	$22
JPMorgan Chase	33	(32)	—	—	1
UBS AG	2	(2)	—	—	—

Total	$57	$(34)	$—	$—	$23

Global Growth and Income Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Citibank	$132	$—	$—	$—	$132
HSBC Bank	1	(1)	—	—	—

Total	$133	$(1)	$—	$—	$132

Liabilities:
Bank of America, N.A.	$49	$—	$—	$—	$49
HSBC Bank	20	(1)	—	—	19
JPMorgan Chase	6	—	—	—	6

Total	$75	$(1)	$—	$—	$74

See end of tables for footnote.

American Funds Insurance Series

Global Balanced Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$16	$(1)	$—	$—	$15
Bank of New York Mellon	2	(2)	—	—	—
Barclays Bank PLC	3	(3)	—	—	—
Citibank	2	(2)	—	—	—
HSBC Bank	56	(15)	—	—	41
JPMorgan Chase	17	(17)	—	—	—
UBS AG	36	(15)	—	—	21

Total	$132	$(55)	$—	$—	$77

Liabilities:
Bank of America, N.A.	$1	$(1)	$—	$—	$—
Bank of New York Mellon	6	(2)	—	—	4
Barclays Bank PLC	4	(3)	—	—	1
Citibank	5	(2)	—	—	3
HSBC Bank	15	(15)	—	—	—
JPMorgan Chase	22	(17)	—	—	5
UBS AG	15	(15)	—	—	—

Total	$68	$(55)	$—	$—	$13

Bond Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$82	$—	$—	$—	$82
HSBC Bank	22	(22)	—	—	—
JPMorgan Chase	82	(82)	—	—	—
UBS AG	96	(96)	—	—	—

Total	$282	$(200)	$—	$—	$82

Liabilities:
HSBC Bank	$188	$(22)	$(165)	$—	$1
JPMorgan Chase	179	(82)	—	—	97
UBS AG	843	(96)	(631)	—	116

Total	$1,210	$(200)	$(796)	$—	$214

American Funds Insurance Series

Global Bond Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$506	$(55)	$(138)	$—	$313
Barclays Bank PLC	63	(63)	—	—	—
Citibank	1,225	(255)	(681)	—	289
HSBC Bank	1,065	(373)	(179)	—	513
JPMorgan Chase	1,906	(315)	(1,591)	—	—
UBS AG	917	(432)	(475)	—	10

Total	$5,682	$(1,493)	$(3,064)	$—	$1,125

Liabilities:
Bank of America, N.A.	$55	$(55)	$—	$—	$—
Barclays Bank PLC	79	(63)	—	—	16
Citibank	255	(255)	—	—	—
HSBC Bank	373	(373)	—	—	—
JPMorgan Chase	315	(315)	—	—	—
UBS AG	432	(432)	—	—	—

Total	$1,509	$(1,493)	$—	$—	$16

High-Income Bond Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$15	$—	$—	$—	$15
Citibank	4	—	—	—	4
JPMorgan Chase	18	—	—	—	18

Total	$37	$—	$—	$—	$37

*	Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2015, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any significant interest or penalties.

The funds are not subject to examination by U.S. federal tax authorities for tax years before 2012. Managed Risk Asset Allocation Fund is not subject to examination by U.S. federal tax authorities for tax years before 2012, the year the fund commenced operations. Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund are not subject to examination by U.S. federal tax authorities for tax years before 2013, the year the funds commenced operations. Capital Income Builder is not subject to examination by U.S. federal tax authorities for tax years before 2014, the year the fund commenced operations.

The funds are not subject to examination by state tax authorities for tax years before 2011. Global Balanced Fund and Mortgage Fund are not subject to examination by state tax authorities for tax years before 2011, the year the funds commenced operations. Managed Risk Asset Allocation Fund is not subject to examination by state tax authorities for tax years before 2012, the year the fund commenced

American Funds Insurance Series

operations. Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund are not subject to examination by state tax authorities for tax years before 2013, the year the funds commenced operations. Capital Income Builder is not subject to examination by state tax authorities for tax years before 2014, the year the fund commenced operations.

The following funds are not subject to examination by tax authorities outside the U.S. for the years indicated: Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund and Global Growth and Income Fund for tax years before 2008; Growth-Income Fund for tax years before 2010; and International Growth and Income Fund and Global Balanced Fund for tax years before 2011. All other funds are not subject to examination by tax authorities outside the U.S.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of recent rulings from European courts, some of the funds filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the funds on the sale of securities in certain countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; non-U.S. taxes on capital gains; paydowns on fixed-income securities; net capital losses; net operating losses; amortization of premiums and discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

As indicated in the tables in this section, some of the funds had capital loss carryforwards available at December 31, 2015. These will be used to offset any capital gains realized by the funds in future years through the expiration dates. Funds with capital loss carryforwards will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Additional tax basis disclosures are as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund
Undistributed ordinary income	$32,894	$11,421	$41,300	$11,250	$2,125	$89,456
Undistributed long-term capital gain	425,513	714,068	1,900,761	637,417	—	533,399
Capital loss carryforward:
No expiration	—	—	—	—	(72,641)	—

Gross unrealized appreciation on investment securities	1,512,267	940,270	7,478,382	1,041,002	405,000	1,468,083
Gross unrealized depreciation on investment securities	(258,822)	(744,246)	(873,638)	(718,553)	(334,420)	(507,028)
Net unrealized appreciation (depreciation) on investment securities	1,253,445	196,024	6,604,744	322,449	70,580	961,055

Cost of investment securities	4,302,332	4,033,768	15,252,627	7,141,968	2,612,230	5,918,330

Reclassification to (from) undistributed/ distributions in excess of net investment income from (to) undistributed net realized gain/accumulated net realized loss	15,146	14,239	(1,719)	33,875	(8,376)	(39)

American Funds Insurance Series

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
Undistributed ordinary income	$5,232	$199,886	$2,684	$21	$58,950	$—
Late year ordinary loss deferral*	—	—	—	—	—	(355)
Undistributed long-term capital gain	—	2,563,501	4,647	—	463,050	—
Post-October capital loss deferral*	(12,225)	—	—	—	—	(855)
Capital loss carryforward:
No expiration	—	—	—	(1,684)	—	—
Expiring 2017	(17,429)	—	—	—	—	—
Expiring 2018	(297)	—	—	—	—	—

	(17,726)	—	—	(1,684)	—	—

Capital loss carryforward utilized	65,054	—	—	—	—	—

Gross unrealized appreciation on investment securities	324,795	6,548,185	71,259	5,806	3,813,700	26,516
Gross unrealized depreciation on investment securities	(132,129)	(1,562,902)	(121,048)	(15,033)	(793,503)	(12,642)
Net unrealized appreciation (depreciation) on investment securities	192,666	4,985,283	(49,789)	(9,227)	3,020,197	13,874

Cost of investment securities	1,587,394	19,243,509	1,039,071	247,585	15,733,476	207,307

Reclassification to (from) undistributed/ distributions in excess of net investment income from (to) undistributed net realized gain/accumulated net realized loss	9,254	(3,541)	507	156	5,352	(2,013)
Reclassification to (from) undistributed/ distributions in excess of net investment income from (to) capital paid in on shares of beneficial interest	(1)	—	—	—	—	—

	Bond Fund	Global Bond Fund	High-Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund
Undistributed ordinary income	$74,947	$—	$20,431	$4,155	$51,560	$—
Late year ordinary loss deferral*	—	(7,647)	—	—	—	—
Undistributed long-term capital gain	18,561	1,747	—	185	17,063	—
Post-October capital loss deferral*	—	(655)	—	—	—	—
Capital loss carryforward:
No expiration	—	—	(97,754)	—	—	—
Expiring 2017	—	—	(45,026)	—	—	—

	—	—	(142,780)	—	—	—

Gross unrealized appreciation on investment securities	92,033	12,260	3,774	2,645	17,245	31
Gross unrealized depreciation on investment securities	(175,438)	(135,822)	(280,015)	(3,021)	(32,309)	(5)
Net unrealized appreciation (depreciation) on investment securities	(83,405)	(123,562)	(276,241)	(376)	(15,064)	26

Cost of investment securities	10,765,521	2,380,512	2,032,500	448,511	3,196,906	363,003

Reclassification to (from) undistributed/ distributions in excess of net investment income from (to) undistributed net realized gain/accumulated net realized loss	33,980	(76,689)	(639)	2,584	21,268	1
Reclassification to (from) undistributed/ distributions in excess of net investment income from (to) capital paid in on shares of beneficial interest	—	10,829	—	—	—	1,711

See next page for footnote.

American Funds Insurance Series

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Undistributed ordinary income	$328	$839	$2,223	$1,328	$34,133
Undistributed long-term capital gain	14,998	2,179	5,911	8,464	93,485
Capital loss carryforward utilized	—	319	1,316	—	—

Gross unrealized appreciation on investment securities	—	—	—	—	—
Gross unrealized depreciation on investment securities	(14,331)	(11,365)	(15,446)	(12,996)	(137,768)
Net unrealized appreciation (depreciation) on investment securities	(14,331)	(11,365)	(15,446)	(12,996)	(137,768)

Cost of investment securities	157,365	91,955	149,519	133,326	2,788,804

Reclassification to (from) undistributed/ distributions in excess of net investment income from (to) undistributed net realized gain/accumulated net realized loss	(83)	(65)	725	327	16,701

*	These deferrals are considered incurred in the subsequent year.

The tax character of distributions paid to shareholders of each fund was as follows (dollars in thousands):

Global Growth Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$34,454	$137,198	$171,652	$21,714	$149,231	$170,945
Class 2	74,382	349,551	423,933	46,982	409,357	456,339
Class 4	1,272	4,175	5,447	185	729	914

Total	$110,108	$490,924	$601,032	$68,881	$559,317	$628,198

Global Small Capitalization Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$14,631	$107,277	$121,908	$4,791	$5,850	$10,641
Class 2	24,973	183,098	208,071	3,426	12,856	16,282
Class 4	189	1,383	1,572	8	35	43

Total	$39,793	$291,758	$331,551	$8,225	$18,741	$26,966

Growth Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$59,092	$1,460,328	$1,519,420	$101,536	$338,191	$439,727
Class 2	88,259	3,114,763	3,203,022	120,723	770,692	891,415
Class 3	1,311	42,040	43,351	2,019	10,176	12,195
Class 4	2,709	9,375	12,084	204	355	559

Total	$151,371	$4,626,506	$4,777,877	$224,482	$1,119,414	$1,343,896

American Funds Insurance Series

International Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends paid
Class 1	$63,527	$196,800	$260,327	$56,042	$—	$56,042
Class 2	64,651	245,172	309,823	62,808	—	62,808
Class 3	540	2,060	2,600	586	—	586
Class 4	657	2,035	2,692	253	—	253

Total	$129,375	$446,067	$575,442	$119,689	$—	$119,689

New World Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$33,998	$63,241	$97,239	$22,533	$136,762	$159,295
Class 2	20,466	43,910	64,376	14,710	118,828	133,538
Class 4	2,315	4,736	7,051	712	2,416	3,128

Total	$56,779	$111,887	$168,666	$37,955	$258,006	$295,961

Blue Chip Income and Growth Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends paid
Class 1	$104,537	$336,268	$440,805	$110,127	$—	$110,127
Class 2	88,048	328,339	416,387	111,072	—	111,072
Class 4	650	1,651	2,301	214	—	214

Total	$193,235	$666,258	$859,493	$221,413	$—	$221,413

Global Growth and Income Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends paid	Ordinary income	Long-term capital gains	Total dividends paid
Class 1	$6,244	$—	$6,244	$7,433	$—	$7,433
Class 2	30,016	—	30,016	59,444	—	59,444
Class 4	79	—	79	55	—	55

Total	$36,339	$—	$36,339	$66,932	$—	$66,932

Growth-Income Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$211,212	$1,523,989	$1,735,201	$160,312	$481,640	$641,952
Class 2	227,897	1,955,599	2,183,496	182,884	707,921	890,805
Class 3	2,968	24,839	27,807	2,464	9,150	11,614
Class 4	5,428	7,004	12,432	336	338	674

Total	$447,505	$3,511,431	$3,958,936	$345,996	$1,199,049	$1,545,045

American Funds Insurance Series

International Growth and Income Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$17,822	$15,393	$33,215	$23,471	$7,090	$30,561
Class 2	5,743	5,535	11,278	7,334	2,491	9,825
Class 4	671	578	1,249	564	75	639

Total	$24,236	$21,506	$45,742	$31,369	$9,656	$41,025

Capital Income Builder

	Year ended December 31, 2015					Year ended December 31, 2014*
Share class	Ordinary income		Long-term capital gains	Total dividends paid		Ordinary income		Long-term capital gains	Total dividends and distributions paid
Class 1	$1,286		$—	$1,286		$409		$—	$409
Class 2	—	†	—	—	†	—	†	—	—	†
Class 4	3,002		—	3,002		520		—	520

Total	$4,288		$—	$4,288		$929		$—	$929

Asset Allocation Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$310,613	$785,247	$1,095,860	$244,441	$487,101	$731,542
Class 2	126,004	335,062	461,066	104,039	252,911	356,950
Class 3	927	2,404	3,331	774	1,837	2,611
Class 4	36,628	4,226	40,854	434	247	681

Total	$474,172	$1,126,939	$1,601,111	$349,688	$742,096	$1,091,784

Global Balanced Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class 1	$596	$605	$1,201	$559		$943		$1,502
Class 2	1,802	2,359	4,161	2,317		4,536		6,853
Class 4	5	4	9	—	†	—	†	—	†

Total	$2,403	$2,968	$5,371	$2,876		$5,479		$8,355

American Funds Insurance Series

Bond Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$195,551	$20,064	$215,615	$106,599	$1,717	$108,316
Class 2	141,408	16,478	157,886	88,930	1,704	90,634
Class 4	1,556	156	1,712	497	3	500

Total	$338,515	$36,698	$375,213	$196,026	$3,424	$199,450

Global Bond Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$21,903	$12,052	$33,955	$21,017	$10,164	$31,181
Class 2	23,532	13,266	36,798	17,806	12,830	30,636
Class 4	81	46	127	57	4	61

Total	$45,516	$25,364	$70,880	$38,880	$22,998	$61,878

High-Income Bond Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends paid	Ordinary income	Long-term capital gains	Total dividends paid
Class 1	$65,080	$—	$65,080	$60,248	$—	$60,248
Class 2	48,382	—	48,382	55,536	—	55,536
Class 3	742	—	742	966	—	966
Class 4	83	—	83	46	—	46

Total	$114,287	$—	$114,287	$116,796	$—	$116,796

Mortgage Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends paid
Class 1	$7,999	$—	$7,999	$2,595	$—	$2,595
Class 2	1,499	—	1,499	364	—	364
Class 4	168	—	168	4	—	4

Total	$9,666	$—	$9,666	$2,963	$—	$2,963

See end of tables for footnotes.

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends paid
Class 1	$35,624	$1,712	$37,336	$22,540	$—	$22,540
Class 2	35,376	1,904	37,280	18,675	—	18,675
Class 3	253	13	266	143	—	143
Class 4	821	26	847	325	—	325

Total	$72,074	$3,655	$75,729	$41,683	$—	$41,683

Managed Risk Growth Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class P1	$—	$—	$—	$2	$3	$5
Class P2	—	—	—	532	1,325	1,857

Total	$—	$—	$—	$534	$1,328	$1,862

Managed Risk International Fund

	Year ended December 31, 2015					Year ended December 31, 2014
Share class	Ordinary income		Long-term capital gains	Total dividends paid		Ordinary income	Long-term capital gains	Total dividends paid
Class P1	$—	†	$—	$—	†	$2	$—	$2
Class P2	14		—	14		508	—	508

Total	$14		$—	$14		$510	$—	$510

Managed Risk Blue Chip Income and Growth Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends paid	Ordinary income	Long-term capital gains	Total dividends paid
Class P1	$1	$—	$1	$6	$—	$6
Class P2	529	—	529	2,173	—	2,173

Total	$530	$—	$530	$2,179	$—	$2,179

Managed Risk Growth-Income Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class P1	$3	$—	$3	$2	$3	$5
Class P2	64	—	64	641	1,587	2,228

Total	$67	$—	$67	$643	$1,590	$2,233

American Funds Insurance Series

Managed Risk Asset Allocation Fund

	Year ended December 31, 2015			Year ended December 31, 2014
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends paid
Class P1	$9,630	$8,843	$18,473	$581	$—	$581
Class P2	28,454	39,547	68,001	976	—	976

Total	$38,084	$48,390	$86,474	$1,557	$—	$1,557

*	For the period May 1, 2014, commencement of operations, through December 31, 2014.
†	Amount less than one thousand.

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees. Effective January 1, 2016, CRMC reduced the investment advisory services fee from an annual rate of 0.25% of average daily net assets to 0.15% of average daily net assets for the managed risk funds.

Investment advisory services waiver — The series’ board of trustees approved an amended agreement for Blue Chip Income and Growth Fund effective February 1, 2015, decreasing the annual rates on daily net assets in excess of $6.5 billion to 0.360%. During the year ended December 31, 2015, CRMC voluntarily reduced investment advisory services fees to the new breakpoint and rate in advance of the effective date of the amended agreement. CRMC is also waiving a portion of its investment advisory services fees for each of the managed risk funds. Investment advisory services fees are presented in each fund’s statement of operations gross of the waivers from CRMC. For the year ended December 31, 2015, total investment advisory services fees waived by CRMC were $3,308,000.

American Funds Insurance Series

The range of rates and asset levels and the current annualized rates of average net assets for each fund, before and after any investment advisory services waivers, are as follows:

	Rates		Net asset level (in billions)		For the period ended December 31, 2015, before waiver	For the period ended December 31, 2015, after waiver
Fund	Beginning with	Ending with	Up to	In excess of
Global Growth Fund	.690%	.460%	$.6	$5.0	.52%	.52%
Global Small Capitalization Fund	.800	.635	.6	5.0	.69	.69
Growth Fund	.500	.280	.6	34.0	.33	.33
International Fund	.690	.430	.5	21.0	.50	.50
New World Fund	.850	.620	.5	2.5	.72	.72
Blue Chip Income and Growth Fund	.500	.360	.6	6.5	.40	.40
Global Growth and Income Fund	.690	.480	.6	3.0	.60	.60
Growth-Income Fund	.500	.219	.6	34.0	.27	.27
International Growth and Income Fund	.690	.530	.5	1.0	.64	.64
Capital Income Builder Fund	.500		all		.50	.50
Asset Allocation Fund	.500	.244	.6	13.0	.27	.27
Global Balanced Fund	.660	.510	.5	1.0	.66	.66
Bond Fund	.480	.330	.6	8.0	.37	.37
Global Bond Fund	.570	.450	1.0	3.0	.53	.53
High-Income Bond Fund	.500	.420	.6	2.0	.46	.46
Mortgage Fund	.420	.290	.6	3.0	.42	.42
U.S. Government/AAA-Rated Securities Fund	.420	.290	.6	3.0	.34	.34
Cash Management Fund	.320	.270	1.0	2.0	.32	.32
Managed Risk Growth Fund	.250		all		.25	.13
Managed Risk International Fund	.250		all		.25	.13
Managed Risk Blue Chip Income and Growth Fund	.250		all		.25	.13
Managed Risk Growth-Income Fund	.250		all		.25	.13
Managed Risk Asset Allocation Fund	.250		all		.25	.13

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 2	0.25%	0.25%
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

Insurance administrative services — The series has an insurance administrative services plan for Class 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement that applies to all funds except the managed risk funds. Under the agreement, each share class pays an annual fee of 0.01% based on its respective average daily net assets to compensate CRMC for providing administrative services. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

American Funds Insurance Series

Accounting and administrative services — The managed risk funds have a subadministration agreement with BNY Mellon under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Reimbursement of fees and expenses — CRMC is currently reimbursing a portion of other expenses for each of the managed risk funds so that each fund’s expenses do not exceed 0.28% of its respective average daily net assets. Other expenses exclude investment advisory services and distribution services fees. For the year ended December 31, 2015, total expenses reimbursed by CRMC were $710,000.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$161
Class 2	10,002	—	400
Class 4	126	126	5

Total class-specific expenses	$10,128	$126	$566

Global Small Capitalization Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$166
Class 2	6,818	—	273
Class 4	57	57	2

Total class-specific expenses	$6,875	$57	$441

Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$712
Class 2	37,771	—	1,511
Class 3	369	—	21
Class 4	254	254	10

Total class-specific expenses	$38,394	$254	$2,254

International Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$350
Class 2	10,878	—	435
Class 3	66	—	4
Class 4	86	86	3

Total class-specific expenses	$11,030	$86	$792

New World Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$153
Class 2	2,617	—	105
Class 4	289	289	11

Total class-specific expenses	$2,906	$289	$269

Blue Chip Income and Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$363
Class 2	8,762	—	350
Class 4	48	48	2

Total class-specific expenses	$8,810	$48	$715

Global Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$25
Class 2	4,032	—	161
Class 4	7	7	—	*

Total class-specific expenses	$4,039	$7	$186

Growth-Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$1,092
Class 2	34,464	—	1,378
Class 3	316	—	18
Class 4	273	273	11

Total class-specific expenses	$35,053	$273	$2,499

See end of tables for footnote.

American Funds Insurance Series

International Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$76
Class 2	659	—	26
Class 4	71	71	3

Total class-specific expenses	$730	$71	$105

Capital Income Builder

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$4
Class 2	—	—	—
Class 4	279	279	11

Total class-specific expenses	$279	$279	$15

Asset Allocation Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$1,221
Class 2	13,185	—	527
Class 3	69	—	4
Class 4	1,153	1,154	46

Total class-specific expenses	$14,407	$1,154	$1,798

Global Balanced Fund

Share class	Distribution services		Insurance administrative services		Administrative services
Class 1	$—		$—		$4
Class 2	446		—		18
Class 4	—	*	—	*	—	*

Total class-specific expenses	$446		$—	*	$22

Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$543
Class 2	10,969	—	439
Class 4	108	108	4

Total class-specific expenses	$11,077	$108	$986

Global Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$117
Class 2	3,273	—	131
Class 4	12	12	1

Total class-specific expenses	$3,285	$12	$249

High-Income Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$105
Class 2	2,198	—	88
Class 3	26	—	2
Class 4	6	6	—	*

Total class-specific expenses	$2,230	$6	$195

Mortgage Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$28
Class 2	140	—	6
Class 4	8	9	—	*

Total class-specific expenses	$148	$9	$34

U.S. Government/AAA-Rated Securities Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$156
Class 2	4,169	—	167
Class 3	21	—	1
Class 4	76	76	3

Total class-specific expenses	$4,266	$76	$327

Cash Management Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$4
Class 2	769	—	31
Class 3	11	—	1
Class 4	24	24	1

Total class-specific expenses	$804	$24	$37

American Funds Insurance Series

Managed Risk Growth Fund

	Distribution services	Insurance administrative services
Class P1	$—	$—	*
Class P2	286	286

Total class-specific expenses	$286	$286

Managed Risk International Fund

	Distribution services	Insurance administrative services
Class P1	$—	$—	*
Class P2	173	173

Total class-specific expenses	$173	$173

Managed Risk Blue Chip Income and Growth Fund

	Distribution services	Insurance administrative services
Class P1	$—	$—	*
Class P2	312	312

Total class-specific expenses	$312	$312

*	Amount less than one thousand.

Managed Risk Growth-Income Fund

	Distribution services	Insurance administrative services
Class P1	$—	$—	*
Class P2	253	253

Total class-specific expenses	$253	$253

Managed Risk Asset Allocation Fund

	Distribution services	Insurance administrative services
Class P1	$—	$1,139
Class P2	4,697	4,697

Total class-specific expenses	$4,697	$5,836

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

	Current fees	Increase in value of deferred amounts		Total trustees’ compensation
Global Growth Fund	$51	$1		$52
Global Small Capitalization Fund	38	1		39
Growth Fund	202	4		206
International Fund	71	1		72
New World Fund	24	1		25
Blue Chip Income and Growth Fund	64	1		65
Global Growth and Income Fund	17	—	*	17
Growth-Income Fund	225	4		229
International Growth and Income Fund	9	—	*	9
Capital Income Builder	1	—	*	1
Asset Allocation Fund	159	3		162
Global Balanced Fund	2	—	*	2
Bond Fund	87	1		88
Global Bond Fund	23	—	*	23
High-Income Bond Fund	18	—	*	18
Mortgage Fund	3	—	*	3
U.S. Government/AAA-Rated Securities Fund	30	—	*	30
Cash Management Fund	3	—	*	3
Managed Risk Growth Fund	1	—	*	1
Managed Risk International Fund	1	—	*	1
Managed Risk Blue Chip Income and Growth Fund	1	—	*	1
Managed Risk Growth-Income Fund	1	—	*	1
Managed Risk Asset Allocation Fund	19	1		20

*	Amount less than one thousand.

American Funds Insurance Series

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2015
Class 1	$242,608	8,797	$171,652	6,332	$(284,375)	(10,186)	$129,885	4,943
Class 2	63,278	2,321	423,933	15,756	(513,101)	(18,595)	(25,890)	(518)
Class 4	80,540	2,928	5,447	203	(10,490)	(389)	75,497	2,742

Total net increase (decrease)	$386,426	14,046	$601,032	22,291	$(807,966)	(29,170)	$179,492	7,167

Year ended December 31, 2014
Class 1	$184,637	6,455	$170,945	6,260	$(174,151)	(6,124)	$181,431	6,591
Class 2	63,364	2,246	456,339	16,834	(541,744)	(19,183)	(22,041)	(103)
Class 4	19,507	693	914	33	(1,305)	(47)	19,116	679

Total net increase (decrease)	$267,508	9,394	$628,198	23,127	$(717,200)	(25,354)	$178,506	7,167

Global Small Capitalization Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2015
Class 1	$513,999	19,169	$121,908	4,341	$(211,242)	(7,700)	$424,665	15,810
Class 2	80,928	3,206	208,071	7,558	(354,071)	(13,220)	(65,072)	(2,456)
Class 4	29,896	1,122	1,572	57	(6,551)	(252)	24,917	927

Total net increase (decrease)	$624,823	23,497	$331,551	11,956	$(571,864)	(21,172)	$384,510	14,281

Year ended December 31, 2014
Class 1	$271,446	10,305	$10,641	409	$(129,888)	(4,940)	$152,199	5,774
Class 2	61,975	2,423	16,282	630	(344,027)	(13,338)	(265,770)	(10,285)
Class 4	11,043	422	43	1	(3,103)	(119)	7,983	304

Total net increase (decrease)	$344,464	13,150	$26,966	1,040	$(477,018)	(18,397)	$(105,588)	(4,207)

Growth Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2015
Class 1	$545,748	7,598	$1,516,077	22,116	$(1,366,376)	(18,624)	$695,449	11,090
Class 2	178,141	2,443	3,203,022	46,982	(2,197,881)	(29,528)	1,183,282	19,897
Class 3	783	11	43,350	629	(28,825)	(389)	15,308	251
Class 4	382,752	5,567	12,085	178	(12,814)	(184)	382,023	5,561

Total net increase (decrease)	$1,107,424	15,619	$4,774,534	69,905	$(3,605,896)	(48,725)	$2,276,062	36,799

Year ended December 31, 2014
Class 1	$427,546	5,435	$439,268	5,684	$(902,919)	(11,466)	$(36,105)	(347)
Class 2	161,775	2,066	891,416	11,588	(2,361,274)	(30,194)	(1,308,083)	(16,540)
Class 3	818	10	12,194	157	(26,290)	(333)	(13,278)	(166)
Class 4	19,956	255	559	7	(2,162)	(28)	18,353	234

Total net increase (decrease)	$610,095	7,766	$1,343,437	17,436	$(3,292,645)	(42,021)	$(1,339,113)	(16,819)

American Funds Insurance Series

International Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2015
Class 1	$613,096	30,399	$260,327	13,102	$(308,218)	(15,161)	$565,205	28,340
Class 2	243,300	12,263	309,824	15,584	(460,836)	(22,675)	92,288	5,172
Class 3	591	29	2,600	130	(5,955)	(292)	(2,764)	(133)
Class 4	37,705	1,848	2,691	136	(6,576)	(332)	33,820	1,652

Total net increase (decrease)	$894,692	44,539	$575,442	28,952	$(781,585)	(38,460)	$688,549	35,031

Year ended December 31, 2014
Class 1	$380,142	17,940	$56,042	2,782	$(341,755)	(16,103)	$94,429	4,619
Class 2	227,750	10,810	62,808	3,135	(1,641,111)	(78,073)	(1,350,553)	(64,128)
Class 3	229	10	585	29	(7,077)	(334)	(6,263)	(295)
Class 4	17,887	843	253	13	(1,144)	(54)	16,996	802

Total net increase (decrease)	$626,008	29,603	$119,688	5,959	$(1,991,087)	(94,564)	$(1,245,391)	(59,002)

New World Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2015
Class 1	$250,385	12,453	$97,239	4,794	$(74,017)	(3,664)	$273,607	13,583
Class 2	52,944	2,691	64,376	3,193	(146,327)	(7,294)	(29,007)	(1,410)
Class 4	120,968	6,065	7,051	351	(7,843)	(403)	120,176	6,013

Total net increase (decrease)	$424,297	21,209	$168,666	8,338	$(228,187)	(11,361)	$364,776	18,186

Year ended December 31, 2014
Class 1	$324,674	13,748	$159,199	6,820	$(159,490)	(6,712)	$324,383	13,856
Class 2	67,274	3,007	133,538	5,749	(199,405)	(8,528)	1,407	228
Class 4	66,188	2,863	3,128	137	(4,760)	(202)	64,556	2,798

Total net increase (decrease)	$458,136	19,618	$295,865	12,706	$(363,655)	(15,442)	$390,346	16,882

Blue Chip Income and Growth Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2015
Class 1	$452,522	32,801	$437,325	32,701	$(252,335)	(18,381)	$637,512	47,121
Class 2	32,390	2,382	416,386	31,379	(427,875)	(31,163)	20,901	2,598
Class 4	28,833	2,128	2,302	174	(5,348)	(390)	25,787	1,912

Total net increase (decrease)	$513,745	37,311	$856,013	64,254	$(685,558)	(49,934)	$684,200	51,631

Year ended December 31, 2014
Class 1	$634,484	44,701	$109,528	7,600	$(357,453)	(25,605)	$386,559	26,696
Class 2	30,187	2,104	111,072	7,771	(593,568)	(42,833)	(452,309)	(32,958)
Class 4	11,406	792	215	15	(2,557)	(182)	9,064	625

Total net increase (decrease)	$676,077	47,597	$220,815	15,386	$(953,578)	(68,620)	$(56,686)	(5,637)

See end of tables for footnotes.

American Funds Insurance Series

Global Growth and Income Fund

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2015
Class 1	$123,370	9,539	$5,769	464	$(24,549)	(1,895)	$104,590	8,108
Class 2	31,965	2,464	30,016	2,406	(222,457)	(17,093)	(160,476)	(12,223)
Class 4	7,444	579	79	6	(4,032)	(318)	3,491	267

Total net increase (decrease)	$162,779	12,582	$35,864	2,876	$(251,038)	(19,306)	$(52,395)	(3,848)

Year ended December 31, 2014
Class 1	$34,831	2,706	$7,340	582	$(51,693)	(4,103)	$(9,522)	(815)
Class 2	29,379	2,291	59,444	4,718	(264,395)	(20,538)	(175,572)	(13,529)
Class 4	1,666	129	55	4	(780)	(61)	941	72

Total net increase (decrease)	$65,876	5,126	$66,839	5,304	$(316,868)	(24,702)	$(184,153)	(14,272)

Growth-Income Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2015
Class 1	$1,314,853	26,814	$1,729,526	36,549	$(1,566,420)	(31,547)	$1,477,959	31,816
Class 2	145,682	2,979	2,183,497	46,507	(1,808,597)	(36,727)	520,582	12,759
Class 3	517	9	27,807	587	(26,339)	(533)	1,985	63
Class 4	400,638	8,616	12,432	270	(15,657)	(325)	397,413	8,561

Total net increase (decrease)	$1,861,690	38,418	$3,953,262	83,913	$(3,417,013)	(69,132)	$2,397,939	53,199

Year ended December 31, 2014
Class 1	$1,350,590	26,045	$641,213	12,554	$(1,449,140)	(28,021)	$542,663	10,578
Class 2	146,775	2,843	890,805	17,580	(2,265,133)	(44,088)	(1,227,553)	(23,665)
Class 3	1,337	25	11,614	227	(29,526)	(570)	(16,575)	(318)
Class 4	28,729	553	674	13	(2,803)	(54)	26,600	512

Total net increase (decrease)	$1,527,431	29,466	$1,544,306	30,374	$(3,746,602)	(72,733)	$(674,865)	(12,893)

International Growth and Income Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2015
Class 1	$15,184	932	$33,215	2,124	$(9,326)	(556)	$39,073	2,500
Class 2	42,188	2,495	11,279	722	(19,855)	(1,216)	33,612	2,001
Class 4	17,667	1,083	1,248	81	(3,033)	(190)	15,882	974

Total net increase (decrease)	$75,039	4,510	$45,742	2,927	$(32,214)	(1,962)	$88,567	5,475

Year ended December 31, 2014
Class 1	$135,449	7,581	$30,562	1,854	$(65,051)	(3,745)	$100,960	5,690
Class 2	16,759	964	9,825	597	(18,584)	(1,055)	8,000	506
Class 4	21,190	1,211	639	39	(921)	(52)	20,908	1,198

Total net increase (decrease)	$173,398	9,756	$41,026	2,490	$(84,556)	(4,852)	$129,868	7,394

American Funds Insurance Series

Capital Income Builder

	Proceeds from initial capitalization			Sales[1]				Reinvestments of dividends and distributions				Repurchases[1]		Net increase
Share class	Amount	Shares		Amount		Shares		Amount		Shares		Amount	Shares	Amount		Shares
Year ended December 31, 2015
Class 1	$—	—		$61,778		6,412		$1,286		136		$(1,229)	(132)	$61,835		6,416
Class 2	—	—		—		—		—	[2]	—	[2]	—	—	—	[2]	—	[2]
Class 4	—	—		111,713		11,396		3,002		315		(5,308)	(549)	109,407		11,162

Total net increase (decrease)	$—	—		$173,491		17,808		$4,288		451		$(6,537)	(681)	$171,242		17,578

Year ended December 31, 2014[3]
Class 1	$19,998	2,000		$154		16		$409		41		$(36)	(4)	$20,525		2,053
Class 2	1	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]	—	—	1		—
Class 4	1	—	[2]	56,746		5,678		520		53		(1,130)	(113)	56,137		5,618

Total net increase (decrease)	$20,000	2,000		$56,900		5,694		$929		94		$(1,166)	(117)	$76,663		7,671

Asset Allocation Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2015
Class 1	$1,535,220	71,399	$1,095,859	52,092	$(2,848,179)	(133,856)	$(217,100)	(10,365)
Class 2	124,804	5,833	461,066	22,110	(682,572)	(32,022)	(96,702)	(4,079)
Class 3	856	40	3,331	159	(4,803)	(223)	(616)	(24)
Class 4	2,429,290	115,496	40,855	1,991	(12,761)	(607)	2,457,384	116,880

Total net increase (decrease)	$4,090,170	192,768	$1,601,111	76,352	$(3,548,315)	(166,708)	$2,142,966	102,412

Year ended December 31, 2014
Class 1	$1,900,080	84,968	$731,542	33,258	$(1,038,802)	(46,153)	$1,592,820	72,073
Class 2	155,081	6,998	356,950	16,361	(715,536)	(32,277)	(203,505)	(8,918)
Class 3	1,259	57	2,611	118	(6,288)	(281)	(2,418)	(106)
Class 4	32,797	1,481	681	31	(2,050)	(94)	31,428	1,418

Total net increase (decrease)	$2,089,217	93,504	$1,091,784	49,768	$(1,762,676)	(78,805)	$1,418,325	64,467

Global Balanced Fund

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares
Year ended December 31, 2015
Class 1	$16,784	1,513	$1,201		111		$(5,668)	(512)	$12,317		1,112
Class 2	15,210	1,360	4,161		386		(21,309)	(1,924)	(1,938)		(178)
Class 4	659	60	9		1		(1)	— [2]	667		61

Total net increase (decrease)	$32,653	2,933	$5,371		498		$(26,978)	(2,436)	$11,046		995

Year ended December 31, 2014
Class 1	$229	20	$1,503		134		$(127)	(11)	$1,605		143
Class 2	29,687	2,589	6,852		616		(9,380)	(820)	27,159		2,385
Class 4	—	—	—	[2]	—	[2]	—	—	—	[2]	—	[2]

Total net increase (decrease)	$29,916	2,609	$8,355		750		$(9,507)	(831)	$28,764		2,528

American Funds Insurance Series

Bond Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2015
Class 1	$1,036,298	93,861	$213,571	19,839	$(300,859)	(27,378)	$949,010	86,322
Class 2	110,070	10,143	157,887	14,830	(551,976)	(50,779)	(284,019)	(25,806)
Class 4	43,727	4,005	1,711	160	(13,279)	(1,216)	32,159	2,949

Total net increase (decrease)	$1,190,095	108,009	$373,169	34,829	$(866,114)	(79,373)	$697,150	63,465

Year ended December 31, 2014
Class 1	$754,186	68,208	$107,710	9,742	$(542,787)	(48,790)	$319,109	29,160
Class 2	177,278	16,106	90,634	8,290	(619,817)	(56,644)	(351,905)	(32,248)
Class 4	31,784	2,869	501	45	(5,766)	(522)	26,519	2,392

Total net increase (decrease)	$963,248	87,183	$198,845	18,077	$(1,168,370)	(105,956)	$(6,277)	(696)

Global Bond Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2015
Class 1	$165,830	14,553	$33,954	3,037	$(282,448)	(25,245)	$(82,664)	(7,655)
Class 2	33,635	2,962	36,798	3,309	(158,924)	(14,073)	(88,491)	(7,802)
Class 4	3,452	304	128	12	(1,543)	(134)	2,037	182

Total net increase (decrease)	$202,917	17,819	$70,880	6,358	$(442,915)	(39,452)	$(169,118)	(15,275)

Year ended December 31, 2014
Class 1	$241,123	19,710	$31,181	2,593	$(156,449)	(12,855)	$115,855	9,448
Class 2	24,571	2,029	30,636	2,560	(157,807)	(13,005)	(102,600)	(8,416)
Class 4	4,775	392	61	5	(626)	(52)	4,210	345

Total net increase (decrease)	$270,469	22,131	$61,878	5,158	$(314,882)	(25,912)	$17,465	1,377

High-Income Bond Fund

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2015
Class 1	$223,032	21,529	$65,080	6,936	$(148,108)	(14,222)	$140,004	14,243
Class 2	32,524	3,169	48,382	5,222	(137,078)	(13,259)	(56,172)	(4,868)
Class 3	2,044	194	742	79	(5,538)	(528)	(2,752)	(255)
Class 4	16,932	1,527	83	8	(16,023)	(1,447)	992	88

Total net increase (decrease)	$274,532	26,419	$114,287	12,245	$(306,747)	(29,456)	$82,072	9,208

Year ended December 31, 2014
Class 1	$226,447	20,029	$60,198	5,726	$(69,861)	(6,187)	$216,784	19,568
Class 2	27,460	2,460	55,536	5,341	(167,244)	(15,003)	(84,248)	(7,202)
Class 3	1,235	109	966	91	(4,384)	(388)	(2,183)	(188)
Class 4	5,476	487	46	4	(5,386)	(472)	136	19

Total net increase (decrease)	$260,618	23,085	$116,746	11,162	$(246,875)	(22,050)	$130,489	12,197

American Funds Insurance Series

Mortgage Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2015
Class 1	$41,987	3,898	$7,999	754		$(67,729)	(6,313)	$(17,743)	(1,661)
Class 2	10,830	1,011	1,499	142		(5,502)	(512)	6,827	641
Class 4	15,842	1,482	168	16		(4,875)	(457)	11,135	1,041

Total net increase (decrease)	$68,659	6,391	$9,666	912		$(78,106)	(7,282)	$219	21

Year ended December 31, 2014
Class 1	$98,137	9,226	$2,596	243		$(16,394)	(1,558)	$84,339	7,911
Class 2	7,547	713	364	34		(6,687)	(633)	1,224	114
Class 4	978	92	3	—	[2]	(513)	(48)	468	44

Total net increase (decrease)	$106,662	10,031	$2,963	277		$(23,594)	(2,239)	$86,031	8,069

U.S. Government/AAA-Rated Securities Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2015
Class 1	$70,484	5,630	$37,336	3,026	$(397,508)	(31,768)	$(289,688)	(23,112)
Class 2	24,610	1,988	37,280	3,053	(190,136)	(15,348)	(128,246)	(10,307)
Class 3	1,477	118	266	21	(3,640)	(290)	(1,897)	(151)
Class 4	50,075	4,027	847	69	(25,031)	(2,017)	25,891	2,079

Total net increase (decrease)	$146,646	11,763	$75,729	6,169	$(616,315)	(49,423)	$(393,940)	(31,491)

Year ended December 31, 2014
Class 1	$137,157	11,139	$22,540	1,819	$(82,815)	(6,714)	$76,882	6,244
Class 2	28,567	2,357	18,675	1,521	(200,417)	(16,407)	(153,175)	(12,529)
Class 3	1,459	118	143	11	(3,611)	(293)	(2,009)	(164)
Class 4	41,142	3,315	325	26	(20,338)	(1,649)	21,129	1,692

Total net increase (decrease)	$208,325	16,929	$41,683	3,377	$(307,181)	(25,063)	$(57,173)	(4,757)

Cash Management Fund

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2015
Class 1	$19,088	1,694	$—	—	$(28,360)	(2,517)	$(9,272)	(823)
Class 2	133,190	12,075	—	—	(161,001)	(14,591)	(27,811)	(2,516)
Class 3	4,437	398	—	—	(5,921)	(532)	(1,484)	(134)
Class 4	30,215	2,699	—	—	(21,575)	(1,926)	8,640	773

Total net increase (decrease)	$186,930	16,866	$—	—	$(216,857)	(19,566)	$(29,927)	(2,700)

Year ended December 31, 2014
Class 1	$30,209	2,674	$—	—	$(38,206)	(3,382)	$(7,997)	(708)
Class 2	155,395	14,015	—	—	(217,194)	(19,587)	(61,799)	(5,572)
Class 3	4,241	379	—	—	(4,604)	(411)	(363)	(32)
Class 4	14,839	1,316	—	—	(7,600)	(674)	7,239	642

Total net increase (decrease)	$204,684	18,384	$—	—	$(267,604)	(24,054)	$(62,920)	(5,670)

See end of tables for footnotes.

American Funds Insurance Series

Managed Risk Growth Fund
	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2015
Class P1	$308	27	$—	—	$(70)	(6)	$238	21
Class P2	74,489	6,445	—	—	(7,945)	(689)	66,544	5,756

Total net increase (decrease)	$74,797	6,472	$—	—	$(8,015)	(695)	$66,782	5,777

Year ended December 31, 2014
Class P1	$23	2	$5	— 2	$(6)	(1)	$22	1
Class P2	58,735	5,108	1,857	164	(8,675)	(742)	51,917	4,530

Total net increase (decrease)	$58,758	5,110	$1,862	164	$(8,681)	(743)	$51,939	4,531

Managed Risk International Fund

	Sales[1]		Reinvestments of dividends				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2015
Class P1	$44	5	$—	[2]	—	[2]	$— [2]	— [2]	$44	5
Class P2	46,083	4,510	14		2		(2,628)	(265)	43,469	4,247

Total net increase (decrease)	$46,127	4,515	$14		2		$(2,628)	(265)	$43,513	4,252

Year ended December 31, 2014
Class P1	$14	1	$2		—	[2]	$— [2]	— [2]	$16	1
Class P2	38,069	3,583	508		50		(6,673)	(626)	31,904	3,007

Total net increase (decrease)	$38,083	3,584	$510		50		$(6,673)	(626)	$31,920	3,008

Managed Risk Blue Chip Income and Growth Fund

	Sales[1]			Reinvestments of dividends			Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2015
Class P1	$2	—	[2]	$1	—	[2]	$(22)	(1)	$(19)	(1)
Class P2	70,110	6,160		529	48		(20,979)	(1,845)	49,660	4,363

Total net increase (decrease)	$70,112	6,160		$530	48		$(21,001)	(1,846)	$49,641	4,362

Year ended December 31, 2014
Class P1	$86	7		$6	—	[2]	$(2)	— [2]	$90	7
Class P2	77,239	6,603		2,173	185		(9,167)	(776)	70,245	6,012

Total net increase (decrease)	$77,325	6,610		$2,179	185		$(9,169)	(776)	$70,335	6,019

American Funds Insurance Series

Managed Risk Growth-Income Fund
	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2015
Class P1	$623	53	$3	—	[2]	$(17)	(1)	$609	52
Class P2	57,640	4,977	64	6		(7,010)	(604)	50,694	4,379

Total net increase (decrease)	$58,263	5,030	$67	6		$(7,027)	(605)	$51,303	4,431

Year ended December 31, 2014
Class P1	$21	2	$5	—	[2]	$— [2]	— [2]	$26	2
Class P2	60,935	5,124	2,228	191		(10,957)	(913)	52,206	4,402

Total net increase (decrease)	$60,956	5,126	$2,233	191		$(10,957)	(913)	$52,232	4,404

Managed Risk Asset Allocation Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2015
Class P1	$452,013	37,546	$18,473	1,532	$(10,594)	(913)	$459,892	38,165
Class P2	355,940	29,485	68,001	5,622	(161,379)	(13,400)	262,562	21,707

Total net increase (decrease)	$807,953	67,031	$86,474	7,154	$(171,973)	(14,313)	$722,454	59,872

Year ended December 31, 2014
Class P1	$158,370	13,095	$581	47	$(9)	(1)	$158,942	13,141
Class P2	996,253	82,884	976	80	(55,636)	(4,564)	941,593	78,400

Total net increase (decrease)	$1,154,623	95,979	$1,557	127	$(55,645)	(4,565)	$1,100,535	91,541

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	For the period May 1, 2014, commencement of operations, through December 31, 2014.

9. Investment transactions and other disclosures

The following tables present additional information for the year ended December 31, 2015 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund
Purchases of investment securities*	$1,567,789	$1,397,055	$4,213,039	$2,816,740	$1,165,153	$1,796,716
Sales of investment securities*	1,889,682	1,705,870	6,252,951	2,644,950	910,305	1,843,579
Non-U.S. taxes paid on dividend income	5,449	1,585	6,470	11,599	2,790	1,249
Non-U.S. taxes paid on interest income	—	—	—	—	33	—
Non-U.S. taxes paid (refunded) on realized gains	308	6	—	161	2,020	—
Non-U.S. taxes provided on unrealized gains	235	1,139	—	1,058	982	—
Dividends from affiliated issuers	—	90	3,463	—	—	—
Net realized (loss) gain from affiliated issuers	—	(6,757)	15,650	—	—	—

See end of tables for footnote.

American Funds Insurance Series

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
Purchases of investment securities*	$651,031	$5,834,805	$395,724	$329,182	$11,929,561	$159,928
Sales of investment securities*	738,432	6,706,328	333,705	174,057	11,549,144	145,372
Non-U.S. taxes paid on dividend income	2,864	7,002	2,244	174	4,581	190
Non-U.S. taxes paid on interest income	—	—	23	—	—	11
Non-U.S. taxes paid (refunded) on realized gains	—	2,965	—	—	(2,188)	3
Non-U.S. taxes provided on unrealized gains	182	122	25	—	108	1
Dividends from affiliated issuers	989	—	—	—	—	—
Net realized (loss) gain from affiliated issuers	(3,503)	—	—	—	—	—

	Bond Fund	Global Bond Fund	High- Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund
Purchases of investment securities*	$32,257,717	$3,290,387	$1,193,648	$3,518,675	$19,133,143	$—
Sales of investment securities*	32,232,285	3,441,853	1,136,846	3,507,183	18,815,949	—
Non-U.S. taxes paid on dividend income	—	—	—	—	—	—
Non-U.S. taxes paid on interest income	345	377	46	—	—	—
Non-U.S. taxes paid (refunded) on realized gains	214	179	—	—	—	—
Non-U.S. taxes provided on unrealized gains	10	47	12	—	—	—
Dividends from affiliated issuers	—	—	—	—	—	—
Net realized (loss) gain from affiliated issuers	—	—	—	—	—	—

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$94,861	$52,245	$77,279	$68,257	$813,912
Sales of investment securities*	17,377	9,609	23,260	9,961	72,643
Non-U.S. taxes paid on dividend income	—	—	—	—	—
Dividends from affiliated issuers	1,102	1,358	2,783	1,722	45,462
Net realized (loss) gain from affiliated issuers	(1,761)	(529)	2,065	216	4,398

*	Excludes short-term securities and U.S. government obligations, if any.

10. Ownership concentration

At December 31, 2015, CRMC held aggregate ownership of 14% of the outstanding shares of Global Balanced Fund. The ownership represents the seed money invested in the fund when the fund began operations. In addition, American Funds Insurance Series — Portfolio Series — Managed Risk Growth and Income Portfolio held 23% of the outstanding shares of Capital Income Builder.

American Funds Insurance Series

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Growth Fund
Class 1:
12/31/15	$27.48	$.25	$1.80	$2.05	$(.35)	$(2.79)	$(3.14)	$26.39	7.24%	$1,626		.55%		.90%
12/31/14	30.11	.31 [2]	.40	.71	(.40)	(2.94)	(3.34)	27.48	2.52	1,558		.55		1.08 [2]
12/31/13	23.58	.31	6.62	6.93	(.40)	—	(.40)	30.11	29.51	1,508		.55		1.17
12/31/12	19.40	.30	4.14	4.44	(.26)	—	(.26)	23.58	22.89	1,466		.56		1.38
12/31/11	21.61	.29	(2.16)	(1.87)	(.34)	—	(.34)	19.40	(8.66)	1,277		.55		1.37
Class 2:
12/31/15	27.30	.18	1.78	1.96	(.28)	(2.79)	(3.07)	26.19	6.94	3,817		.80		.66
12/31/14	29.92	.24 [2]	.41	.65	(.33)	(2.94)	(3.27)	27.30	2.31	3,992		.80		.85 [2]
12/31/13	23.44	.24	6.58	6.82	(.34)	—	(.34)	29.92	29.18	4,379		.80		.91
12/31/12	19.29	.24	4.11	4.35	(.20)	—	(.20)	23.44	22.56	3,723		.81		1.13
12/31/11	21.48	.24	(2.15)	(1.91)	(.28)	—	(.28)	19.29	(8.89)	3,535		.80		1.13
Class 4:
12/31/15	27.34	.09	1.81	1.90	(.29)	(2.79)	(3.08)	26.16	6.69	91		1.05		.34
12/31/14	30.07	.07 [2]	.50	.57	(.36)	(2.94)	(3.30)	27.34	2.01	19		1.05		.26 [2]
12/31/13	23.58	.13	6.77	6.90	(.41)	—	(.41)	30.07	29.36	1		1.06		.43
12/31/12[3,4]	23.53	.01	.29	.30	(.25)	—	(.25)	23.58	1.27 [5,6]	—	[7]	.02	[5,6]	.04 [5,6]

Global Small Capitalization Fund
Class 1:
12/31/15	$26.09	$.04	$.36	$.40	$—	$(2.08)	$(2.08)	$24.41	.50%	$1,706		.73%		.15%
12/31/14	25.69	.09	.52	.61	(.09)	(.12)	(.21)	26.09	2.36	1,411		.74		.34
12/31/13	20.16	.04	5.70	5.74	(.21)	—	(.21)	25.69	28.60	1,241		.74		.17
12/31/12	17.28	.09	3.09	3.18	(.30)	—	(.30)	20.16	18.51	1,019		.75		.46
12/31/11	21.67	.07	(4.14)	(4.07)	(.32)	—	(.32)	17.28	(18.94)	795		.74		.36
Class 2:
12/31/15	25.64	(.03)	.37	.34	—	(2.08)	(2.08)	23.90	.27	2,492		.98		(.10)
12/31/14	25.25	.03	.51	.54	(.03)	(.12)	(.15)	25.64	2.12	2,738		.99		.10
12/31/13	19.86	(.01)	5.60	5.59	(.20)	—	(.20)	25.25	28.28	2,955		.99		(.05)
12/31/12	17.04	.04	3.03	3.07	(.25)	—	(.25)	19.86	18.18	2,603		1.00		.20
12/31/11	21.35	.02	(4.06)	(4.04)	(.27)	—	(.27)	17.04	(19.14)	2,450		.99		.10
Class 4:
12/31/15	25.92	(.10)	.37	.27	—	(2.08)	(2.08)	24.11	(.02)	34		1.23		(.37)
12/31/14	25.57	(.05)	.54	.49	(.02)	(.12)	(.14)	25.92	1.88	12		1.24		(.17)
12/31/13	20.16	(.12)	5.74	5.62	(.21)	—	(.21)	25.57	28.01	4		1.24		(.50)
12/31/12[3,4]	19.68	.01	.54	.55	(.07)	—	(.07)	20.16	2.80 [5,6]	—	[7]	.04	[5,6]	.04 [5,6]

See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Growth Fund
Class 1:
12/31/15	$80.15	$.64		$5.08	$5.72	$(.61)	$(17.24)	$(17.85)	$68.02	7.12%	$6,796		.35%		.87%
12/31/14	78.54	.88	[2]	5.79	6.67	(1.16)	(3.90)	(5.06)	80.15	8.78	7,118		.35		1.12	[2]
12/31/13	60.90	.64		17.84	18.48	(.84)	—	(.84)	78.54	30.43	7,003		.35		.93
12/31/12	52.07	.63		8.83	9.46	(.63)	—	(.63)	60.90	18.19	7,116		.35		1.10
12/31/11	54.78	.45		(2.68)	(2.23)	(.48)	—	(.48)	52.07	(4.06)	7,426		.34		.81
Class 2:
12/31/15	79.84	.46		5.06	5.52	(.43)	(17.24)	(17.67)	67.69	6.86	14,414		.60		.62
12/31/14	77.94	.68	[2]	5.75	6.43	(.63)	(3.90)	(4.53)	79.84	8.51	15,413		.60		.87	[2]
12/31/13	60.45	.47		17.68	18.15	(.66)	—	(.66)	77.94	30.11	16,334		.60		.68
12/31/12	51.68	.47		8.77	9.24	(.47)	—	(.47)	60.45	17.89	14,911		.60		.83
12/31/11	54.35	.30		(2.63)	(2.33)	(.34)	—	(.34)	51.68	(4.27)	16,701		.59		.55
Class 3:
12/31/15	80.47	.51		5.11	5.62	(.48)	(17.24)	(17.72)	68.37	6.92	194		.53		.69
12/31/14	78.62	.74	[2]	5.79	6.53	(.78)	(3.90)	(4.68)	80.47	8.58	208		.53		.94	[2]
12/31/13	60.97	.52		17.84	18.36	(.71)	—	(.71)	78.62	30.20	216		.53		.75
12/31/12	52.13	.53		8.83	9.36	(.52)	—	(.52)	60.97	17.97	189		.53		.92
12/31/11	54.82	.34		(2.66)	(2.32)	(.37)	—	(.37)	52.13	(4.21)	189		.52		.62
Class 4:
12/31/15	79.74	.29		5.02	5.31	(.55)	(17.24)	(17.79)	67.26	6.59	394		.85		.42
12/31/14	78.32	.37	[2]	5.87	6.24	(.92)	(3.90)	(4.82)	79.74	8.25	24		.85		.47	[2]
12/31/13	60.90	.29		17.90	18.19	(.77)	—	(.77)	78.32	29.96	5		.85		.40
12/31/12[3,4]	60.55	.03		.78	.81	(.46)	—	(.46)	60.90	1.33 [5,6]	—	[7]	.02	[5,6]	.05	[5,6]

International Fund
Class 1:
12/31/15	$20.35	$.29		$(1.03)	$(.74)	$(.35)	$(1.18)	$(1.53)	$18.08	(4.25)%	$3,427		.54%		1.41%
12/31/14	21.22	.30		(.81)	(.51)	(.36)	—	(.36)	20.35	(2.41)	3,282		.54		1.43
12/31/13	17.68	.27		3.59	3.86	(.32)	—	(.32)	21.22	21.91	3,324		.54		1.41
12/31/12	15.21	.30		2.47	2.77	(.30)	—	(.30)	17.68	18.21	3,618		.54		1.81
12/31/11	18.05	.35		(2.84)	(2.49)	(.35)	—	(.35)	15.21	(13.76)	3,314		.53		2.03
Class 2:
12/31/15	20.29	.24		(1.03)	(.79)	(.30)	(1.18)	(1.48)	18.02	(4.53)	3,978		.79		1.17
12/31/14	21.15	.25		(.81)	(.56)	(.30)	—	(.30)	20.29	(2.65)	4,374		.79		1.19
12/31/13	17.62	.22		3.58	3.80	(.27)	—	(.27)	21.15	21.64	5,916		.79		1.15
12/31/12	15.16	.26		2.45	2.71	(.25)	—	(.25)	17.62	17.91	5,465		.79		1.57
12/31/11	17.98	.31		(2.82)	(2.51)	(.31)	—	(.31)	15.16	(13.96)	5,210		.78		1.81
Class 3:
12/31/15	20.38	.25		(1.03)	(.78)	(.31)	(1.18)	(1.49)	18.11	(4.44)	32		.72		1.24
12/31/14	21.24	.27		(.82)	(.55)	(.31)	—	(.31)	20.38	(2.56)	38		.72		1.28
12/31/13	17.70	.23		3.59	3.82	(.28)	—	(.28)	21.24	21.67	46		.72		1.22
12/31/12	15.23	.27		2.47	2.74	(.27)	—	(.27)	17.70	17.97	44		.72		1.65
12/31/11	18.05	.33		(2.83)	(2.50)	(.32)	—	(.32)	15.23	(13.85)	43		.71		1.90
Class 4:
12/31/15	20.23	.17		(1.00)	(.83)	(.29)	(1.18)	(1.47)	17.93	(4.75)	46		1.04		.88
12/31/14	21.16	.07		(.68)	(.61)	(.32)	—	(.32)	20.23	(2.88)	18		1.04		.31
12/31/13	17.68	(.01)		3.79	3.78	(.30)	—	(.30)	21.16	21.48	2		1.04		(.07)
12/31/12[3,4]	17.79	.01		.16	.17	(.28)	—	(.28)	17.68	.98 [5,6]	—	[7]	.02	[5,6]	.05	[5,6]

American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

New World Fund
Class 1:
12/31/15	$20.72	$.19		$(.71)	$(.52)	$(.17)	$(1.16)	$(1.33)	$18.87	(2.96)%	$1,562		.79%		.92%
12/31/14	25.08	.29	[2]	(1.92)	(1.63)	(.29)	(2.44)	(2.73)	20.72	(7.63)	1,433		.78		1.23	[2]
12/31/13	22.93	.34		2.31	2.65	(.39)	(.11)	(.50)	25.08	11.66	1,388		.78		1.45
12/31/12	19.65	.33		3.23	3.56	(.28)	—	(.28)	22.93	18.13	1,140		.79		1.54
12/31/11	23.28	.36		(3.55)	(3.19)	(.44)	—	(.44)	19.65	(13.75)	826		.78		1.62
Class 2:
12/31/15	20.54	.14		(.69)	(.55)	(.12)	(1.16)	(1.28)	18.71	(3.14)	961		1.04		.68
12/31/14	24.88	.24	[2]	(1.91)	(1.67)	(.23)	(2.44)	(2.67)	20.54	(7.87)	1,084		1.03		1.01	[2]
12/31/13	22.75	.28		2.29	2.57	(.33)	(.11)	(.44)	24.88	11.38	1,307		1.03		1.22
12/31/12	19.50	.28		3.19	3.47	(.22)	—	(.22)	22.75	17.82	1,378		1.04		1.31
12/31/11	23.09	.30		(3.51)	(3.21)	(.38)	—	(.38)	19.50	(13.95)	1,350		1.03		1.37
Class 4:
12/31/15	20.56	.08		(.68)	(.60)	(.11)	(1.16)	(1.27)	18.69	(3.37)	171		1.29		.39
12/31/14	24.99	.09	[2]	(1.83)	(1.74)	(.25)	(2.44)	(2.69)	20.56	(8.13)	64		1.28		.40	[2]
12/31/13	22.93	.14		2.41	2.55	(.38)	(.11)	(.49)	24.99	11.20	8		1.29		.56
12/31/12[3,4]	22.83	.01		.35	.36	(.26)	—	(.26)	22.93	1.58 [5,6]	—	[7]	.04	[5,6]	.04	[5,6]

Blue Chip Income and Growth Fund
Class 1:
12/31/15	$14.69	$.31		$(.64)	$(.33)	$(.29)	$(1.45)	$(1.74)	$12.62	(2.72)%	$3,638		.41%		2.23%
12/31/14	13.12	.46	[2]	1.59	2.05	(.48)	—	(.48)	14.69	15.69	3,542		.42		3.31	[2]
12/31/13	10.05	.27		3.06	3.33	(.26)	—	(.26)	13.12	33.26	2,814		.42		2.27
12/31/12	9.00	.24		1.04	1.28	(.23)	—	(.23)	10.05	14.18	1,357		.43		2.41
12/31/11	9.25	.19		(.25)	(.06)	(.19)	—	(.19)	9.00	(.63)	992		.42		2.08
Class 2:
12/31/15	14.57	.27		(.62)	(.35)	(.26)	(1.45)	(1.71)	12.51	(2.93)	3,228		.66		1.97
12/31/14	13.02	.44	[2]	1.55	1.99	(.44)	—	(.44)	14.57	15.36	3,722		.67		3.14	[2]
12/31/13	9.97	.23		3.05	3.28	(.23)	—	(.23)	13.02	33.00	3,755		.67		2.03
12/31/12	8.93	.21		1.03	1.24	(.20)	—	(.20)	9.97	13.88	3,382		.68		2.17
12/31/11	9.18	.17		(.26)	(.09)	(.16)	—	(.16)	8.93	(.90)	3,340		.67		1.83
Class 4:
12/31/15	14.63	.24		(.63)	(.39)	(.26)	(1.45)	(1.71)	12.53	(3.21)	32		.91		1.75
12/31/14	13.12	.34	[2]	1.63	1.97	(.46)	—	(.46)	14.63	15.13	9		.92		2.33	[2]
12/31/13	10.05	.18		3.15	3.33	(.26)	—	(.26)	13.12	33.27	—	[7]	.86		1.39
12/31/12[3,4]	10.20	.01		.03	.04	(.19)	—	(.19)	10.05	.38 [5,6]	—	[7]	.02	[5,6]	.10	[5,6]

See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Growth and Income Fund
Class 1:
12/31/15	$12.78	$.26		$(.40)	$(.14)	$(.29)	$—	$(.29)	$12.35	(1.14)%	$293		.64%		2.04%
12/31/14	12.53	.43	[2]	.31	.74	(.49)	—	(.49)	12.78	6.00	200		.63		3.34	[2]
12/31/13	10.56	.39		2.00	2.39	(.42)	—	(.42)	12.53	22.81	206		.62		3.35
12/31/12	9.20	.25		1.39	1.64	(.28)	—	(.28)	10.56	17.93	180		.62		2.56
12/31/11	9.96	.28		(.75)	(.47)	(.29)	—	(.29)	9.20	(4.68)	161		.61		2.86
Class 2:
12/31/15	12.75	.24		(.41)	(.17)	(.25)	—	(.25)	12.33	(1.34)	1,479		.89		1.84
12/31/14	12.51	.41	[2]	.29	.70	(.46)	—	(.46)	12.75	5.64	1,685		.88		3.22	[2]
12/31/13	10.54	.36		2.00	2.36	(.39)	—	(.39)	12.51	22.54	1,822		.87		3.09
12/31/12	9.19	.23		1.38	1.61	(.26)	—	(.26)	10.54	17.56	1,837		.87		2.31
12/31/11	9.94	.25		(.74)	(.49)	(.26)	—	(.26)	9.19	(4.85)	1,839		.86		2.60
Class 4:
12/31/15	12.71	.19		(.39)	(.20)	(.25)	—	(.25)	12.26	(1.60)	5		1.14		1.46
12/31/14	12.50	.30	[2]	.37	.67	(.46)	—	(.46)	12.71	5.41	1		1.13		2.30	[2]
12/31/13	10.55	.28		2.09	2.37	(.42)	—	(.42)	12.50	22.60	1		1.12		2.27
12/31/12[3,4]	10.64	.01		.13	.14	(.23)	—	(.23)	10.55	1.27 [5,6]	—	[7]	.03	[5,6]	.08	[5,6]

Growth-Income Fund
Class 1:
12/31/15	$52.76	$.79		$.37	$1.16	$(.75)	$(7.77)	$(8.52)	$45.40	1.72%	$10,747		.29%		1.59%
12/31/14	50.72	.81		4.57	5.38	(.80)	(2.54)	(3.34)	52.76	10.91	10,812		.29		1.56
12/31/13	38.48	.66		12.31	12.97	(.73)	—	(.73)	50.72	33.82	9,857		.29		1.49
12/31/12	33.27	.66		5.25	5.91	(.70)	—	(.70)	38.48	17.79	9,782		.29		1.79
12/31/11	34.47	.61		(1.18)	(.57)	(.63)	—	(.63)	33.27	(1.60)	9,496		.28		1.77
Class 2:
12/31/15	52.41	.66		.37	1.03	(.63)	(7.77)	(8.40)	45.04	1.45	12,895		.54		1.34
12/31/14	50.40	.67		4.55	5.22	(.67)	(2.54)	(3.21)	52.41	10.63	14,337		.54		1.31
12/31/13	38.24	.55		12.23	12.78	(.62)	—	(.62)	50.40	33.50	14,980		.54		1.25
12/31/12	33.07	.56		5.22	5.78	(.61)	—	(.61)	38.24	17.48	13,403		.54		1.53
12/31/11	34.25	.52		(1.16)	(.64)	(.54)	—	(.54)	33.07	(1.83)	13,235		.53		1.52
Class 3:
12/31/15	52.82	.70		.37	1.07	(.66)	(7.77)	(8.43)	45.46	1.53	161		.47		1.41
12/31/14	50.77	.71		4.59	5.30	(.71)	(2.54)	(3.25)	52.82	10.71	185		.47		1.38
12/31/13	38.52	.58		12.32	12.90	(.65)	—	(.65)	50.77	33.58	193		.47		1.32
12/31/12	33.30	.59		5.26	5.85	(.63)	—	(.63)	38.52	17.59	168		.47		1.60
12/31/11	34.49	.55		(1.18)	(.63)	(.56)	—	(.56)	33.30	(1.77)	172		.46		1.59
Class 4:
12/31/15	52.39	.58		.33	.91	(.71)	(7.77)	(8.48)	44.82	1.21	410		.79		1.25
12/31/14	50.56	.58		4.51	5.09	(.72)	(2.54)	(3.26)	52.39	10.34	30		.79		1.11
12/31/13	38.47	.45		12.33	12.78	(.69)	—	(.69)	50.56	33.32	3		.79		.96
12/31/12[3,4]	38.65	.01		.39	.40	(.58)	—	(.58)	38.47	1.02 [5,6]	—	[7]	.01	[5,6]	.03	[5,6]

American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

International Growth and Income Fund
Class 1:
12/31/15	$16.27	$.42		$(1.25)	$(.83)	$(.38)	$(.34)	$(.72)	$14.72	(5.34)%	$707		.68%		2.60%
12/31/14	17.48	.58	[2]	(1.09)	(.51)	(.53)	(.17)	(.70)	16.27	(2.93)	740		.68		3.32	[2]
12/31/13	15.29	.44		2.50	2.94	(.47)	(.28)	(.75)	17.48	19.39	696		.69		2.63
12/31/12	13.40	.37		1.89	2.26	(.37)	—	(.37)	15.29	16.84	203		.74		2.50
12/31/11	15.25	.47		(1.77)	(1.30)	(.44)	(.11)	(.55)	13.40	(8.51)	35		.73		3.17
Class 2:
12/31/15	16.22	.38		(1.24)	(.86)	(.34)	(.34)	(.68)	14.68	(5.60)	254		.93		2.32
12/31/14	17.43	.56	[2]	(1.10)	(.54)	(.50)	(.17)	(.67)	16.22	(3.15)	248		.93		3.21	[2]
12/31/13	15.25	.38		2.51	2.89	(.43)	(.28)	(.71)	17.43	19.09	257		.94		2.28
12/31/12	13.37	.40		1.81	2.21	(.33)	—	(.33)	15.25	16.50	225		.99		2.77
12/31/11	15.21	.42		(1.75)	(1.33)	(.40)	(.11)	(.51)	13.37	(8.71)	199		.98		2.89
Class 4:
12/31/15	16.19	.33		(1.23)	(.90)	(.32)	(.34)	(.66)	14.63	(5.82)	32		1.18		2.02
12/31/14	17.45	.26	[2]	(.85)	(.59)	(.50)	(.17)	(.67)	16.19	(3.39)	20		1.18		1.52	[2]
12/31/13	15.29	.03		2.87	2.90	(.46)	(.28)	(.74)	17.45	19.16	1		1.19		.18
12/31/12[3,4]	15.56	.01		.09	.10	(.37)	—	(.37)	15.29	.62 [5,6]	—	[7]	.04	[5,6]	.07	[5,6]

Capital Income Builder
Class 1:
12/31/15	$9.81	$.28		$(.40)	$(.12)	$(.29)	$—	$(.29)	$9.40	(1.23)%	$80		.56%		2.88%
12/31/14[3,8]	10.00	.19		(.18)	.01	(.19)	(.01)	(.20)	9.81	.12 [6]	20		.56	[9]	2.87	[9]
Class 2:
12/31/15	9.81	.31		(.43)	(.12)	(.29)	—	(.29)	9.40	(1.23)[5]	—	[7]	.46	[5]	3.12	[5]
12/31/14[3,8]	10.00	.20		(.19)	.01	(.19)	(.01)	(.20)	9.81	.12 [5,6]	—	[7]	.47	[5,9]	2.94	[5,9]
Class 4:
12/31/15	9.80	.25		(.42)	(.17)	(.25)	—	(.25)	9.38	(1.79)	157		1.05		2.55
12/31/14[3,8]	10.00	.14		(.16)	(.02)	(.17)	(.01)	(.18)	9.80	(.21)[6]	55		1.06	[9]	2.08	[9]

Asset Allocation Fund
Class 1:
12/31/15	$22.23	$.40		$(.02)	$.38	$(.40)	$(1.59)	$(1.99)	$20.62	1.64%	$10,913		.29%		1.85%
12/31/14	22.49	.44		.81	1.25	(.39)	(1.12)	(1.51)	22.23	5.66	11,997		.30		1.95
12/31/13	18.43	.35		4.07	4.42	(.36)	—	(.36)	22.49	24.04	10,515		.31		1.71
12/31/12	16.17	.37		2.28	2.65	(.39)	—	(.39)	18.43	16.44	7,199		.31		2.11
12/31/11	16.28	.37		(.12)	.25	(.36)	—	(.36)	16.17	1.56	5,932		.31		2.25
Class 2:
12/31/15	22.06	.34		(.01)	.33	(.35)	(1.59)	(1.94)	20.45	1.40	5,008		.54		1.60
12/31/14	22.33	.37		.81	1.18	(.33)	(1.12)	(1.45)	22.06	5.40	5,494		.55		1.69
12/31/13	18.31	.30		4.03	4.33	(.31)	—	(.31)	22.33	23.69	5,760		.56		1.47
12/31/12	16.06	.33		2.27	2.60	(.35)	—	(.35)	18.31	16.19	5,225		.56		1.86
12/31/11	16.17	.33		(.13)	.20	(.31)	—	(.31)	16.06	1.30	5,151		.56		1.99
Class 3:
12/31/15	22.25	.36		(.02)	.34	(.36)	(1.59)	(1.95)	20.64	1.46	36		.47		1.67
12/31/14	22.51	.39		.81	1.20	(.34)	(1.12)	(1.46)	22.25	5.47	40		.48		1.76
12/31/13	18.45	.32		4.06	4.38	(.32)	—	(.32)	22.51	23.81	42		.49		1.54
12/31/12	16.18	.34		2.29	2.63	(.36)	—	(.36)	18.45	16.28	38		.49		1.93
12/31/11	16.29	.34		(.13)	.21	(.32)	—	(.32)	16.18	1.36	38		.49		2.05
Class 4:
12/31/15	22.11	.30		(.02)	.28	(.40)	(1.59)	(1.99)	20.40	1.14	2,414		.79		1.45
12/31/14	22.46	.34		.79	1.13	(.36)	(1.12)	(1.48)	22.11	5.16	32		.80		1.55
12/31/13	18.43	.27		4.12	4.39	(.36)	—	(.36)	22.46	23.89	1		.79		1.22
12/31/12[3,4]	18.52	.01		.21	.22	(.31)	—	(.31)	18.43	1.17 [5,6]	—	[7]	.01	[5,6]	.08	[5,6]

See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Balanced Fund
Class 1:
12/31/15	$11.11	$.20		$(.28)	$(.08)	$(.14)	$(.15)	$(.29)	$10.74	(.69)%	$47		.72%		1.80%
12/31/14	11.37	.25	[2]	(.03)	.22	(.18)	(.30)	(.48)	11.11	1.87	37		.71		2.14	[2]
12/31/13	10.34	.22		1.07	1.29	(.18)	(.08)	(.26)	11.37	12.56	36		.70		2.05
12/31/12	9.35	.20		.98	1.18	(.19)	—	(.19)	10.34	12.58	32		.72		2.00
12/31/11[3,10]	10.00	.13		(.72)	(.59)	(.06)	—	(.06)	9.35	(5.89)[6]	28		.69	[9]	1.99	[9]
Class 2:
12/31/15	11.09	.18		(.28)	(.10)	(.12)	(.15)	(.27)	10.72	(.95)	171		.97		1.60
12/31/14	11.35	.22	[2]	(.03)	.19	(.15)	(.30)	(.45)	11.09	1.63	179		.96		1.88	[2]
12/31/13	10.33	.20		1.06	1.26	(.16)	(.08)	(.24)	11.35	12.23	156		.95		1.79
12/31/12	9.35	.17		.97	1.14	(.16)	—	(.16)	10.33	12.24	119		.97		1.76
12/31/11[3,10]	10.00	.09		(.69)	(.60)	(.05)	—	(.05)	9.35	(5.97)[6]	72		.94	[9]	1.45	[9]
Class 4:
12/31/15	11.09	.06		(.17)	(.11)	(.14)	(.15)	(.29)	10.69	(1.00)	1		1.34		.58
12/31/14	11.35	.24	[2]	(.02)	.22	(.18)	(.30)	(.48)	11.09	1.88 [5]	—	[7]	.67	[5]	2.07	[2,5]
12/31/13	10.33	.22		1.06	1.28	(.18)	(.08)	(.26)	11.35	12.49 [5]	—	[7]	.71	[5]	1.98	[5]
12/31/12[3,4]	10.47	.01		.03	.04	(.18)	—	(.18)	10.33	.40 [5,6]	—	[7]	.03	[5,6]	.05	[5,6]

Bond Fund
Class 1:
12/31/15	$11.08	$.22		$(.17)	$.05	$(.21)	$(.22)	$(.43)	$10.70	.45%	$5,731		.38%		1.95%
12/31/14	10.73	.23		.37	.60	(.25)	— [11]	(.25)	11.08	5.59	4,977		.39		2.03
12/31/13	11.29	.22		(.43)	(.21)	(.23)	(.12)	(.35)	10.73	(1.89)	4,506		.39		2.01
12/31/12	10.99	.25		.36	.61	(.31)	—	(.31)	11.29	5.58	3,917		.39		2.23
12/31/11	10.67	.32		.36	.68	(.36)	—	(.36)	10.99	6.41	4,354		.38		2.89
Class 2:
12/31/15	10.95	.18		(.15)	.03	(.18)	(.22)	(.40)	10.58	.28	4,135		.63		1.69
12/31/14	10.61	.20		.36	.56	(.22)	— [11]	(.22)	10.95	5.28	4,565		.64		1.79
12/31/13	11.17	.19		(.43)	(.24)	(.20)	(.12)	(.32)	10.61	(2.16)	4,763		.64		1.76
12/31/12	10.87	.22		.36	.58	(.28)	—	(.28)	11.17	5.37	5,044		.64		1.97
12/31/11	10.56	.29		.35	.64	(.33)	—	(.33)	10.87	6.10	4,984		.63		2.64
Class 4:
12/31/15	11.01	.16		(.16)	—	(.18)	(.22)	(.40)	10.61	(.08)	59		.88		1.47
12/31/14	10.69	.16		.39	.55	(.23)	— [11]	(.23)	11.01	5.15	29		.89		1.43
12/31/13	11.29	.17		(.43)	(.26)	(.22)	(.12)	(.34)	10.69	(2.34)	3		.89		1.58
12/31/12[3,4]	11.55	.01		(.02)	(.01)	(.25)	—	(.25)	11.29	(.04)[5,6]	—	[7]	.02	[5,6]	.10	[5,6]

Global Bond Fund
Class 1:
12/31/15	$11.77	$.27		$(.71)	$(.44)	$(.01)	$(.31)	$(.32)	$11.01	(3.75)%	$1,032		.57%		2.34%
12/31/14	11.88	.29		(.08)	.21	(.21)	(.11)	(.32)	11.77	1.71	1,194		.57		2.35
12/31/13	12.32	.28		(.58)	(.30)	—	(.14)	(.14)	11.88	(2.40)	1,093		.56		2.37
12/31/12	11.96	.28		.48	.76	(.29)	(.11)	(.40)	12.32	6.43	959		.56		2.29
12/31/11	11.82	.36		.22	.58	(.37)	(.07)	(.44)	11.96	4.86	619		.56		2.97
Class 2:
12/31/15	11.72	.24		(.71)	(.47)	(.01)	(.31)	(.32)	10.93	(4.07)	1,208		.82		2.09
12/31/14	11.81	.26		(.09)	.17	(.15)	(.11)	(.26)	11.72	1.39	1,386		.82		2.11
12/31/13	12.27	.25		(.57)	(.32)	—	(.14)	(.14)	11.81	(2.58)	1,496		.81		2.11
12/31/12	11.91	.25		.48	.73	(.26)	(.11)	(.37)	12.27	6.19	1,664		.81		2.06
12/31/11	11.78	.33		.21	.54	(.34)	(.07)	(.41)	11.91	4.54	1,639		.81		2.75
Class 4:
12/31/15	11.70	.21		(.71)	(.50)	— [11]	(.31)	(.31)	10.89	(4.27)	6		1.07		1.86
12/31/14	11.87	.20		(.05)	.15	(.21)	(.11)	(.32)	11.70	1.16	4		1.09		1.66
12/31/13	12.31	.27		(.57)	(.30)	—	(.14)	(.14)	11.87	(2.41)	—	[7]	.79		2.25
12/31/12[3,4]	12.53	.01		(.04)	(.03)	(.19)	—	(.19)	12.31	(.28)[5,6]	—	[7]	.02	[5,6]	.11	[5,6]

American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

High-Income Bond Fund
Class 1:
12/31/15	$10.54	$.64		$(1.36)	$(.72)	$(.63)	$—	$(.63)	$9.19	(6.94)%	$1,017		.48%		6.12%
12/31/14	11.13	.67		(.59)	.08	(.67)	—	(.67)	10.54	.80	1,017		.48		5.90
12/31/13	11.16	.75		.01	.76	(.79)	—	(.79)	11.13	6.89	856		.48		6.54
12/31/12	10.54	.81		.64	1.45	(.83)	—	(.83)	11.16	13.90	894		.48		7.25
12/31/11	11.20	.88		(.64)	.24	(.90)	—	(.90)	10.54	2.18	787		.47		7.70
Class 2:
12/31/15	10.41	.60		(1.35)	(.75)	(.60)	—	(.60)	9.06	(7.30)	765		.73		5.85
12/31/14	10.99	.63		(.57)	.06	(.64)	—	(.64)	10.41	.63	929		.73		5.67
12/31/13	11.03	.71		.01	.72	(.76)	—	(.76)	10.99	6.60	1,061		.73		6.29
12/31/12	10.42	.78		.63	1.41	(.80)	—	(.80)	11.03	13.70	1,135		.73		7.00
12/31/11	11.08	.84		(.63)	.21	(.87)	—	(.87)	10.42	1.92	1,064		.72		7.44
Class 3:
12/31/15	10.57	.62		(1.37)	(.75)	(.60)	—	(.60)	9.22	(7.13)	12		.66		5.91
12/31/14	11.16	.65		(.59)	.06	(.65)	—	(.65)	10.57	.59	16		.66		5.74
12/31/13	11.18	.73		.02	.75	(.77)	—	(.77)	11.16	6.77	19		.66		6.36
12/31/12	10.56	.80		.63	1.43	(.81)	—	(.81)	11.18	13.67	21		.66		7.07
12/31/11	11.22	.86		(.64)	.22	(.88)	—	(.88)	10.56	1.97	21		.65		7.51
Class 4:
12/31/15	11.05	.62		(1.43)	(.81)	(.51)	—	(.51)	9.73	(7.42)	1		.98		5.51
12/31/14	11.12	.63		(.59)	.04	(.11)	—	(.11)	11.05	.35	—	[7]	.98		5.49
12/31/13	11.16	.67		.08	.75	(.79)	—	(.79)	11.12	6.81	—	[7]	.93		5.82
12/31/12[3,4]	11.80	.04		— [11]	.04	(.68)	—	(.68)	11.16	.34 [5,6]	—	[7]	.02	[5,6]	.35 [5,6]

Mortgage Fund
Class 1:
12/31/15	$10.70	$.10		$.13	$.23	$(.18)	$(.14)	$(.32)	$10.61	2.09%	$272		.45%		.89%
12/31/14	10.23	.12		.45	.57	(.10)	—	(.10)	10.70	5.54	292		.45		1.12
12/31/13	10.47	.04		(.18)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)	198		.44		.35
12/31/12	10.37	.01		.25	.26	(.06)	(.10)	(.16)	10.47	2.57	87		.45		.08
12/31/11[3,10]	10.00	—	[11]	.48	.48	(.01)	(.10)	(.11)	10.37	4.78	55		.42	[9]	.04 [9]
Class 2:
12/31/15	10.68	.07		.13	.20	(.15)	(.14)	(.29)	10.59	1.86	59		.70		.65
12/31/14	10.22	.10		.44	.54	(.08)	—	(.08)	10.68	5.23	52		.70		.91
12/31/13	10.46	—	[11]	(.17)	(.17)	(.05)	(.02)	(.07)	10.22	(1.68)	49		.69		(.02)
12/31/12	10.36	(.02)		.26	.24	(.04)	(.10)	(.14)	10.46	2.38	49		.70		(.16)
12/31/11[3,10]	10.00	(.02)		.48	.46	— [11]	(.10)	(.10)	10.36	4.60	22		.67	[9]	(.25)[9]
Class 4:
12/31/15	10.65	.04		.14	.18	(.17)	(.14)	(.31)	10.52	1.62	11		.97		.37
12/31/14	10.23	.05		.46	.51	(.09)	—	(.09)	10.65	4.98	1		.94		.47
12/31/13	10.47	.02		(.16)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)[5]	—	[7]	.38	[5]	.23 [5]
12/31/12[3,4]	10.60	—	[11]	.01	.01	(.06)	(.08)	(.14)	10.47	.09 [5,6]	—	[7]	.02	[5,6]	.04 [5,6]

See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

U.S. Government/AAA-Rated Securities Fund
Class 1:
12/31/15	$12.40	$.13	$.09	$.22	$(.21)	$(.10)	$(.31)	$12.31	1.93%	$1,426		.35%		1.02%
12/31/14	11.94	.15	.48	.63	(.17)	—	(.17)	12.40	5.24	1,723		.35		1.24
12/31/13	12.75	.08	(.44)	(.36)	(.11)	(.34)	(.45)	11.94	(2.87)	1,584		.35		.67
12/31/12	13.00	.10	.18	.28	(.16)	(.37)	(.53)	12.75	2.22	1,809		.34		.75
12/31/11	12.59	.23	.74	.97	(.26)	(.30)	(.56)	13.00	7.85	1,785		.34		1.83
Class 2:
12/31/15	12.29	.10	.09	.19	(.18)	(.10)	(.28)	12.20	1.59	1,579		.60		.79
12/31/14	11.83	.12	.47	.59	(.13)	—	(.13)	12.29	5.01	1,717		.60		1.00
12/31/13	12.63	.05	(.43)	(.38)	(.08)	(.34)	(.42)	11.83	(3.08)	1,801		.60		.42
12/31/12	12.89	.06	.18	.24	(.13)	(.37)	(.50)	12.63	1.91	1,995		.59		.50
12/31/11	12.49	.20	.73	.93	(.23)	(.30)	(.53)	12.89	7.58	2,002		.59		1.59
Class 3:
12/31/15	12.43	.11	.09	.20	(.19)	(.10)	(.29)	12.34	1.64	11		.53		.85
12/31/14	11.96	.13	.48	.61	(.14)	—	(.14)	12.43	5.11	13		.53		1.08
12/31/13	12.76	.06	(.43)	(.37)	(.09)	(.34)	(.43)	11.96	(3.00)	14		.53		.47
12/31/12	13.01	.07	.19	.26	(.14)	(.37)	(.51)	12.76	2.02	20		.52		.58
12/31/11	12.61	.21	.73	.94	(.24)	(.30)	(.54)	13.01	7.56	24		.52		1.65
Class 4:
12/31/15	12.34	.07	.08	.15	(.17)	(.10)	(.27)	12.22	1.29	46		.85		.56
12/31/14	11.93	.06	.51	.57	(.16)	—	(.16)	12.34	4.76	21		.85		.50
12/31/13	12.75	.08	(.44)	(.36)	(.12)	(.34)	(.46)	11.93	(2.95)	—	[7]	.84		.68
12/31/12[3,4]	12.88	.01	(.01)	—	(.13)	—	(.13)	12.75	(.01)[5,6]	—	[7]	.02	[5,6]	.05	[5,6]

American Funds Insurance Series

		Loss from investment operations[1]
	Net asset value, beginning of period	Net investment loss	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net loss to average net assets

Cash Management Fund
Class 1:
12/31/15	$11.28	$(.03)	$.01		$(.02)	$11.26	(.18)%	$39		.34%		(.24)%
12/31/14	11.31	(.03)	—		(.03)	11.28	(.27)	49		.34		(.26)
12/31/13	11.34	(.03)	—	[11]	(.03)	11.31	(.27)	57		.34		(.24)
12/31/12	11.36	(.03)	.01		(.02)	11.34	(.18)	66		.34		(.22)
12/31/11	11.39	(.02)	(.01)		(.03)	11.36	(.26)	75		.33		(.21)
Class 2:
12/31/15	11.06	(.05)	—	[11]	(.05)	11.01	(.45)	302		.59		(.49)
12/31/14	11.12	(.06)	—		(.06)	11.06	(.54)	331		.59		(.51)
12/31/13	11.17	(.05)	—	[11]	(.05)	11.12	(.45)	395		.59		(.49)
12/31/12	11.22	(.05)	—	[11]	(.05)	11.17	(.45)	459		.59		(.47)
12/31/11	11.28	(.05)	(.01)		(.06)	11.22	(.53)	530		.58		(.47)
Class 3:
12/31/15	11.16	(.05)	—	[11]	(.05)	11.11	(.45)	6		.52		(.42)
12/31/14	11.21	(.05)	—		(.05)	11.16	(.45)	8		.52		(.44)
12/31/13	11.26	(.05)	—	[11]	(.05)	11.21	(.44)	8		.52		(.42)
12/31/12	11.30	(.05)	.01		(.04)	11.26	(.35)	11		.52		(.40)
12/31/11	11.34	(.04)	—	[11]	(.04)	11.30	(.35)	12		.51		(.40)
Class 4:
12/31/15	11.25	(.08)	—	[11]	(.08)	11.17	(.71)	16		.85		(.74)
12/31/14	11.30	(.09)	.04		(.05)	11.25	(.44)	7		.84		(.77)
12/31/13	11.34	(.04)	—	[11]	(.04)	11.30	(.35)[5]	—	[7]	.37	[5]	(.32)[5]
12/31/12[3,4]	11.34	— [11]	—	[11]	— [11]	11.34	.00 [5,6]	—	[7]	.02	[5,6]	(.01)[5,6]

See end of tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[12]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers[12]		Net effective expense ratio[12,13]		Ratio of net income to average net assets[12]

Managed Risk Growth Fund
Class P1:
12/31/15	$11.37	$.09	$.03	$.12	$—	$—	$—	$11.49	1.06%[5]		$—	[7]	.53%[5]		.29%[5]		.63%[5]		.80%[5]
12/31/14	11.43	.31	(.06)	.25	(.12)	(.19)	(.31)	11.37	2.18	[5]	—	[7]	.50	[5]	.32	[5]	.65	[5]	2.71	[5]
12/31/13[3,14]	10.00	.12	1.38	1.50	(.07)	—	(.07)	11.43	15.05	[5,6]	—	[7]	.88	[5,9]	.25	[5,9]	.58	[5,9]	1.64	[5,9]
Class P2:
12/31/15	11.35	.04	.04	.08	—	—	—	11.43	.71		146		.89		.66		1.00		.31
12/31/14	11.43	.12	.08	.20	(.09)	(.19)	(.28)	11.35	1.77		79		.87		.69		1.02		1.01
12/31/13[3,14]	10.00	.12	1.37	1.49	(.06)	—	(.06)	11.43	14.94	[5,6]	28		1.05	[5,9]	.52	[5,9]	.85	[5,9]	1.69	[5,9]

Managed Risk International Fund
Class P1:
12/31/15	$10.10	$.18	$(.80)	$(.62)	$— [11]	$—	$— [11]	$9.48	(6.12)%[5]		$—	[7]	.45%[5]		.21%[5]		.72%[5]		1.75%[5]
12/31/14	10.82	.14	(.71)	(.57)	(.15)	—	(.15)	10.10	(5.31)[5]		—	[7]	.50	[5]	.25	[5]	.76	[5]	1.33	[5]
12/31/13[3,14]	10.00	.13	.78	.91	(.09)	—	(.09)	10.82	9.08	[5,6]	—	[7]	1.05	[5,9]	.23	[5,9]	.73	[5,9]	1.92	[5,9]
Class P2:
12/31/15	10.09	.13	(.79)	(.66)	— [11]	—	— [11]	9.43	(6.52)		83		.90		.66		1.17		1.30
12/31/14	10.82	.16	(.77)	(.61)	(.12)	—	(.12)	10.09	(5.68)		46		.91		.67		1.18		1.51
12/31/13[3,14]	10.00	.18	.72	.90	(.08)	—	(.08)	10.82	8.99	[5,6]	17		1.19	[5,9]	.44	[5,9]	.94	[5,9]	2.66	[5,9]

Managed Risk Blue Chip Income and Growth Fund
Class P1:
12/31/15	$11.70	$.19	$(1.02)	$(.83)	$(.07)	$—	$(.07)	$10.80	(7.07)%[5]		$—	[7]	.50%[5]		.27%[5]		.66%[5]		1.64%[5]
12/31/14	11.05	.40	.55	.95	(.30)	—	(.30)	11.70	8.58	[5]	—	[7]	.50	[5]	.31	[5]	.70	[5]	3.43	[5]
12/31/13[3,14]	10.00	.20	1.01	1.21	(.16)	—	(.16)	11.05	12.16	[5,6]	—	[7]	.84	[5,9]	.24	[5,9]	.64	[5,9]	2.80	[5,9]
Class P2:
12/31/15	11.67	.18	(1.05)	(.87)	(.04)	—	(.04)	10.76	(7.43)		137		.89		.66		1.05		1.57
12/31/14	11.05	.50	.40	.90	(.28)	—	(.28)	11.67	8.10		98		.88		.69		1.08		4.27
12/31/13[3,14]	10.00	.28	.92	1.20	(.15)	—	(.15)	11.05	12.05	[5,6]	26		1.04	[5,9]	.54	[5,9]	.94	[5,9]	3.91	[5,9]

Managed Risk Growth-Income Fund
Class P1:
12/31/15	$11.67	$.25	$(.63)	$(.38)	$(.04)	$—	$(.04)	$11.25	(3.27)%[5]		$1		.56%[5]		.31%[5]		.59%[5]		2.17%[5]
12/31/14	11.50	.35	.21	.56	(.14)	(.25)	(.39)	11.67	4.85	[5]	—	[7]	.45	[5]	.25	[5]	.52	[5]	2.94	[5]
12/31/13[3,14]	10.00	.14	1.47	1.61	(.11)	—	(.11)	11.50	16.15	[5,6]	—	[7]	.92	[5,9]	.23	[5,9]	.50	[5,9]	2.01	[5,9]
Class P2:
12/31/15	11.65	.12	(.54)	(.42)	(.01)	—	(.01)	11.22	(3.64)		122		.89		.66		.94		1.04
12/31/14	11.50	.16	.35	.51	(.11)	(.25)	(.36)	11.65	4.42		76		.87		.69		.96		1.38
12/31/13[3,14]	10.00	.20	1.40	1.60	(.10)	—	(.10)	11.50	16.04	[5,6]	24		1.09	[5,9]	.50	[5,9]	.77	[5,9]	2.73	[5,9]

Managed Risk Asset Allocation Fund
Class P1:
12/31/15	$12.29	$.25	$(.34)	$(.09)	$(.22)	$(.26)	$(.48)	$11.72	(.83)%		$712		.54%		.40%		.68%		2.06%
12/31/14	11.93	.13	.26	.39	(.03)	—	(.03)	12.29	3.24		277		.53		.48		.76		1.04
12/31/13	9.99	.27	1.81	2.08	(.14)	—	(.14)	11.93	20.82	[5]	112		.55	[5]	.47	[5]	.75	[5]	2.37	[5]
12/31/12[3,15]	10.00	.15	(.03)	.12	(.13)	—	(.13)	9.99	1.24	[5,6]	—	[7]	.15	[5,9]	.07	[5],9	.37	[5,9]	1.72	[5,9]
Class P2:
12/31/15	12.27	.14	(.26)	(.12)	(.18)	(.26)	(.44)	11.71	(1.07)		1,953		.79		.66		.94		1.16
12/31/14	11.93	.16	.19	.35	(.01)	—	(.01)	12.27	2.91		1,780		.79		.73		1.01		1.33
12/31/13	9.99	.28	1.77	2.05	(.11)	—	(.11)	11.93	20.58	[5]	795		.80	[5]	.73	[5]	1.01	[5]	2.43	[5]
12/31/12[3,15]	10.00	.17	(.05)	.12	(.13)	—	(.13)	9.99	1.21	[5,6]	—	[7]	.24	[5,9]	.11	[5,9]	.41	[5,9]	2.38	[5,9]

American Funds Insurance Series

Portfolio turnover rate for all share classes including mortgage dollar roll transactions[16]	Period ended December 31
	2015	2014	2013		2012		2011
Global Growth Fund	29%	22%	39%		22%		28%
Global Small Capitalization Fund	36	28	36		40		44
Growth Fund	20	29	19		21		19
International Fund	37	18	21		29		24
New World Fund	39	36	43		32		22
Blue Chip Income and Growth Fund	26	37	30		36		27
Global Growth and Income Fund	37	28	31		30		25
Growth-Income Fund	25	25	19		25		22
International Growth and Income Fund	35	34	34		31		48
Capital Income Builder Fund	128	35 [6,8]
Asset Allocation Fund	76	88	74		61		43
Global Balanced Fund	76	73	81		80		34	[6,10]
Bond Fund	434	365	354		253		163
Global Bond Fund	159	200	213		160		101
High-Income Bond Fund	66	54	64		48		51
Mortgage Fund	1103	790	715		444		480	[6,10]
U.S. Government/AAA-Rated Securities Fund	901	387	621		447		234
Cash Management Fund	—	—	—		—		—
Managed Risk Growth Fund	16	22	10	[6,14]
Managed Risk International Fund	15	22	6	[6,14]
Managed Risk Blue Chip Income and Growth Fund	20	22	3	[6,14]
Managed Risk Growth-Income Fund	11	28	2	[6,14]
Managed Risk Asset Allocation Fund	3	3	3		—	[6,15,17]

Portfolio turnover rate for all share classes excluding mortgage dollar roll transactions[16]	Period ended December 31
	2015	2014	2013		2012		2011

Capital Income Builder	38%	24%[6,8]
Asset Allocation Fund	28	42
Global Balanced Fund	36	40
Bond Fund	141	121	Not available
Global Bond Fund	88	134
Mortgage Fund	138	108
U.S. Government/AAA-Rated Securities Fund	352	88

[1]	Based on average shares outstanding.
[2]

For the year ended December 31, 2014, reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the net investment income per share and ratio of net income to average net assets would have been lower for all share classes.

[3]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[4]	Class 4 shares were offered beginning December 14, 2012.
[5]

All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[6]	Not annualized.
[7]	Amount less than $1 million.
[8]	For the period May 1, 2014, commencement of operations, through December 31, 2014.
[9]	Annualized.
[10]	For the period May 2, 2011, commencement of operations, through December 31, 2011.
[11]	Amount less than $.01.
[12]	This column reflects the impact of certain reimbursements/waivers by CRMC. CRMC reimbursed certain expenses and waived a portion of investment advisory services for the managed risk funds.
[13]	Ratio reflects weighted average net expense ratio of the underlying fund for the period presented, which is unaudited. See Expense Example for further information regarding fees and expenses.
[14]	For the period May 1, 2013, commencement of operations, through December 31, 2013.
[15]	For the period September 28, 2012, commencement of operations, through December 31, 2012.
[16]	Refer to Note 5 for further information on mortgage dollar rolls.
[17]	Amount less than 1%.

American Funds Insurance Series

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Insurance Series

In our opinion, the accompanying statements of assets and liabilities, including the summary investment portfolios (investment portfolios for Cash Management Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Blue Chip Income and Growth Fund, Global Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Capital Income Builder, Asset Allocation Fund, Global Balanced Fund, Bond Fund, Global Bond Fund, High-Income Bond Fund, Mortgage Fund, U.S. Government/ AAA-Rated Securities Fund, Cash Management Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund (twenty-three of the portfolios constituting American Funds Insurance Series, hereafter referred to as the “Series”) at December 31, 2015, and the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Los Angeles, California

February 5, 2016

American Funds Insurance Series

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (July 1, 2015, through December 31, 2015).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Insurance Series

	Beginning account value 7/1/2015	Ending account value 12/31/2015	Expenses paid during period[1]	Annualized expense ratio
Global Growth Fund
Class 1 — actual return	$1,000.00	$991.21	$2.76	.55%
Class 1 — assumed 5% return	1,000.00	1,022.43	2.80	.55
Class 2 — actual return	1,000.00	990.06	4.01	.80
Class 2 — assumed 5% return	1,000.00	1,021.17	4.08	.80
Class 4 — actual return	1,000.00	988.77	5.31	1.06
Class 4 — assumed 5% return	1,000.00	1,019.86	5.40	1.06

Global Small Capitalization Fund
Class 1 — actual return	$1,000.00	$869.61	$3.44	.73%
Class 1 — assumed 5% return	1,000.00	1,021.53	3.72	.73
Class 2 — actual return	1,000.00	868.77	4.62	.98
Class 2 — assumed 5% return	1,000.00	1,020.27	4.99	.98
Class 4 — actual return	1,000.00	867.26	5.79	1.23
Class 4 — assumed 5% return	1,000.00	1,019.00	6.26	1.23

Growth Fund
Class 1 — actual return	$1,000.00	$1,010.78	$1.77	.35%
Class 1 — assumed 5% return	1,000.00	1,023.44	1.79	.35
Class 2 — actual return	1,000.00	1,009.46	3.04	.60
Class 2 — assumed 5% return	1,000.00	1,022.18	3.06	.60
Class 3 — actual return	1,000.00	1,009.96	2.69	.53
Class 3 — assumed 5% return	1,000.00	1,022.53	2.70	.53
Class 4 — actual return	1,000.00	1,008.23	4.30	.85
Class 4 — assumed 5% return	1,000.00	1,020.92	4.33	.85

International Fund
Class 1 — actual return	$1,000.00	$906.87	$2.60	.54%
Class 1 — assumed 5% return	1,000.00	1,022.48	2.75	.54
Class 2 — actual return	1,000.00	905.85	3.79	.79
Class 2 — assumed 5% return	1,000.00	1,021.22	4.02	.79
Class 3 — actual return	1,000.00	906.31	3.46	.72
Class 3 — assumed 5% return	1,000.00	1,021.58	3.67	.72
Class 4 — actual return	1,000.00	904.80	5.04	1.05
Class 4 — assumed 5% return	1,000.00	1,019.91	5.35	1.05

New World Fund
Class 1 — actual return	$1,000.00	$931.76	$3.80	.78%
Class 1 — assumed 5% return	1,000.00	1,021.27	3.97	.78
Class 2 — actual return	1,000.00	930.99	5.01	1.03
Class 2 — assumed 5% return	1,000.00	1,020.01	5.24	1.03
Class 4 — actual return	1,000.00	929.64	6.23	1.28
Class 4 — assumed 5% return	1,000.00	1,018.75	6.51	1.28

Blue Chip Income and Growth Fund
Class 1 — actual return	$1,000.00	$973.49	$2.04	.41%
Class 1 — assumed 5% return	1,000.00	1,023.14	2.09	.41
Class 2 — actual return	1,000.00	973.30	3.28	.66
Class 2 — assumed 5% return	1,000.00	1,021.88	3.36	.66
Class 4 — actual return	1,000.00	971.69	4.52	.91
Class 4 — assumed 5% return	1,000.00	1,020.62	4.63	.91

American Funds Insurance Series

	Beginning account value 7/1/2015	Ending account value 12/31/2015	Expenses paid during period[1]	Annualized expense ratio
Global Growth and Income Fund
Class 1 — actual return	$1,000.00	$955.21	$3.15	.64%
Class 1 — assumed 5% return	1,000.00	1,021.98	3.26	.64
Class 2 — actual return	1,000.00	953.65	4.38	.89
Class 2 — assumed 5% return	1,000.00	1,020.72	4.53	.89
Class 4 — actual return	1,000.00	952.60	5.61	1.14
Class 4 — assumed 5% return	1,000.00	1,019.46	5.80	1.14

Growth-Income Fund
Class 1 — actual return	$1,000.00	$986.72	$1.45	.29%
Class 1 — assumed 5% return	1,000.00	1,023.74	1.48	.29
Class 2 — actual return	1,000.00	985.25	2.70	.54
Class 2 — assumed 5% return	1,000.00	1,022.48	2.75	.54
Class 3 — actual return	1,000.00	985.75	2.35	.47
Class 3 — assumed 5% return	1,000.00	1,022.84	2.40	.47
Class 4 — actual return	1,000.00	984.20	3.95	.79
Class 4 — assumed 5% return	1,000.00	1,021.22	4.02	.79

International Growth and Income Fund
Class 1 — actual return	$1,000.00	$913.63	$3.28	.68%
Class 1 — assumed 5% return	1,000.00	1,021.78	3.47	.68
Class 2 — actual return	1,000.00	911.89	4.48	.93
Class 2 — assumed 5% return	1,000.00	1,020.52	4.74	.93
Class 4 — actual return	1,000.00	910.95	5.68	1.18
Class 4 — assumed 5% return	1,000.00	1,019.26	6.01	1.18

Capital Income Builder
Class 1 — actual return	$1,000.00	$977.82	$2.79	.56%
Class 1 — assumed 5% return	1,000.00	1,022.38	2.85	.56
Class 2 — actual return	1,000.00	976.82	2.29	.46
Class 2 — assumed 5% return	1,000.00	1,022.89	2.35	.46
Class 4 — actual return	1,000.00	974.48	5.23	1.05
Class 4 — assumed 5% return	1,000.00	1,019.91	5.35	1.05

Asset Allocation Fund
Class 1 — actual return	$1,000.00	$1,005.78	$1.47	.29%
Class 1 — assumed 5% return	1,000.00	1,023.74	1.48	.29
Class 2 — actual return	1,000.00	1,004.63	2.73	.54
Class 2 — assumed 5% return	1,000.00	1,022.48	2.75	.54
Class 3 — actual return	1,000.00	1,005.15	2.38	.47
Class 3 — assumed 5% return	1,000.00	1,022.84	2.40	.47
Class 4 — actual return	1,000.00	1,003.35	3.99	.79
Class 4 — assumed 5% return	1,000.00	1,021.22	4.02	.79

Global Balanced Fund
Class 1 — actual return	$1,000.00	$983.98	$3.65	.73%
Class 1 — assumed 5% return	1,000.00	1,021.53	3.72	.73
Class 2 — actual return	1,000.00	983.07	4.90	.98
Class 2 — assumed 5% return	1,000.00	1,020.27	4.99	.98
Class 4 — actual return	1,000.00	982.64	6.75	1.35
Class 4 — assumed 5% return	1,000.00	1,018.40	6.87	1.35

American Funds Insurance Series

	Beginning account value 7/1/2015	Ending account value 12/31/2015	Expenses paid during period[1]	Annualized expense ratio
Bond Fund
Class 1 — actual return	$1,000.00	$1,005.75	$1.92	.38%
Class 1 — assumed 5% return	1,000.00	1,023.29	1.94	.38
Class 2 — actual return	1,000.00	1,004.51	3.18	.63
Class 2 — assumed 5% return	1,000.00	1,022.03	3.21	.63
Class 4 — actual return	1,000.00	1,002.90	4.44	.88
Class 4 — assumed 5% return	1,000.00	1,020.77	4.48	.88

Global Bond Fund
Class 1 — actual return	$1,000.00	$986.56	$2.85	.57%
Class 1 — assumed 5% return	1,000.00	1,022.33	2.91	.57
Class 2 — actual return	1,000.00	984.68	4.10	.82
Class 2 — assumed 5% return	1,000.00	1,021.07	4.18	.82
Class 4 — actual return	1,000.00	983.74	5.35	1.07
Class 4 — assumed 5% return	1,000.00	1,019.81	5.45	1.07

High-Income Bond Fund
Class 1 — actual return	$1,000.00	$912.75	$2.31	.48%
Class 1 — assumed 5% return	1,000.00	1,022.79	2.45	.48
Class 2 — actual return	1,000.00	911.22	3.52	.73
Class 2 — assumed 5% return	1,000.00	1,021.53	3.72	.73
Class 3 — actual return	1,000.00	912.16	3.18	.66
Class 3 — assumed 5% return	1,000.00	1,021.88	3.36	.66
Class 4 — actual return	1,000.00	910.48	4.72	.98
Class 4 — assumed 5% return	1,000.00	1,020.27	4.99	.98

Mortgage Fund
Class 1 — actual return	$1,000.00	$1,013.09	$2.33	.46%
Class 1 — assumed 5% return	1,000.00	1,022.89	2.35	.46
Class 2 — actual return	1,000.00	1,012.09	3.60	.71
Class 2 — assumed 5% return	1,000.00	1,021.63	3.62	.71
Class 4 — actual return	1,000.00	1,010.52	4.92	.97
Class 4 — assumed 5% return	1,000.00	1,020.32	4.94	.97

U.S. Government/AAA-Rated Securities Fund
Class 1 — actual return	$1,000.00	$1,011.24	$1.77	.35%
Class 1 — assumed 5% return	1,000.00	1,023.44	1.79	.35
Class 2 — actual return	1,000.00	1,009.06	3.04	.60
Class 2 — assumed 5% return	1,000.00	1,022.18	3.06	.60
Class 3 — actual return	1,000.00	1,009.51	2.68	.53
Class 3 — assumed 5% return	1,000.00	1,022.53	2.70	.53
Class 4 — actual return	1,000.00	1,007.39	4.30	.85
Class 4 — assumed 5% return	1,000.00	1,020.92	4.33	.85

Cash Management Fund
Class 1 — actual return	$1,000.00	$999.11	$1.76	.35%
Class 1 — assumed 5% return	1,000.00	1,023.44	1.79	.35
Class 2 — actual return	1,000.00	998.19	3.02	.60
Class 2 — assumed 5% return	1,000.00	1,022.18	3.06	.60
Class 3 — actual return	1,000.00	997.31	2.67	.53
Class 3 — assumed 5% return	1,000.00	1,022.53	2.70	.53
Class 4 — actual return	1,000.00	996.43	4.33	.86
Class 4 — assumed 5% return	1,000.00	1,020.87	4.38	.86

American Funds Insurance Series

	Beginning account value 7/1/2015	Ending account value 12/31/2015	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Managed Risk Growth Fund
Class P1 — actual return	$1,000.00	$981.21	$1.50	.30%	$3.20	.64%
Class P1 — assumed 5% return	1,000.00	1,023.69	1.53	.30	3.26	.64
Class P2 — actual return	1,000.00	980.27	3.14	.63	4.84	.97
Class P2 — assumed 5% return	1,000.00	1,022.03	3.21	.63	4.94	.97

Managed Risk International Fund
Class P1 — actual return	$1,000.00	$917.71	$.92	.19%	$3.38	.70%
Class P1 — assumed 5% return	1,000.00	1,024.25	.97	.19	3.57	.70
Class P2 — actual return	1,000.00	916.43	3.04	.63	5.51	1.14
Class P2 — assumed 5% return	1,000.00	1,022.03	3.21	.63	5.80	1.14

Managed Risk Blue Chip Income and Growth Fund
Class P1 — actual return	$1,000.00	$951.52	$1.18	.24%	$3.10	.63%
Class P1 — assumed 5% return	1,000.00	1,024.00	1.22	.24	3.21	.63
Class P2 — actual return	1,000.00	949.54	3.10	.63	5.01	1.02
Class P2 — assumed 5% return	1,000.00	1,022.03	3.21	.63	5.19	1.02

Managed Risk Growth-Income Fund
Class P1 — actual return	$1,000.00	$962.31	$1.63	.33%	$3.02	.61%
Class P1 — assumed 5% return	1,000.00	1,023.54	1.68	.33	3.11	.61
Class P2 — actual return	1,000.00	961.13	3.11	.63	4.50	.91
Class P2 — assumed 5% return	1,000.00	1,022.03	3.21	.63	4.63	.91

Managed Risk Asset Allocation Fund
Class P1 — actual return	$1,000.00	$989.51	$1.91	.38%	$3.31	.66%
Class P1 — assumed 5% return	1,000.00	1,023.29	1.94	.38	3.36	.66
Class P2 — actual return	1,000.00	987.64	3.16	.63	4.56	.91
Class P2 — assumed 5% return	1,000.00	1,022.03	3.21	.63	4.63	.91

[1]

The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]

The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the period).

[4]

The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

American Funds Insurance Series

Approval of Investment Advisory and Service Agreement – American Funds Insurance Series

The American Funds Insurance Series board has approved the series Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2017. The agreement was amended to add an additional advisory fee breakpoint for Asset Allocation Fund when the fund’s net assets exceed $21 billion. The board approved the agreement following the recommendation of the series Contracts Committee (the “committee”), which is composed of all of the series independent board members. The board and the committee determined that each fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the funds under each fund’s agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with relevant benchmarks, such as market indexes and fund averages, over various periods through July 31, 2015. This report, including the letter to shareholders and related disclosures, contains certain information about each fund’s investment results.

Global Growth Fund seeks to provide long-term growth of capital by investing primarily in common stocks of companies located around the world. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Funds Average (the average for the Lipper category that includes the fund) and (ii) the MSCI ACWI (All Country World Index). They noted that the fund’s investment results were higher than both of the comparisons for all periods.

Global Small Capitalization Fund seeks to provide long-term growth of capital by investing primarily in stocks of smaller companies located around the world. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Small/Mid-Cap Funds Average (the average for the Lipper category that includes the fund) and (ii) the MSCI All Country World Small Cap Index. They noted that the fund’s investment results were higher than both benchmarks over the seven-month, one-year, three-year and 10-year periods, as well as over the lifetime of the fund since April 30, 1998, but mixed for the five-year period.

American Funds Insurance Series

Growth Fund seeks to provide growth of capital by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Capital Appreciation Funds Average, (ii) the Lipper Growth Funds Average (the average for the Lipper category that includes the fund) and (iii) the Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were higher than all three benchmarks over the seven-month, one-year, three-year and 10-year periods, and over the lifetime of the fund since February 8, 1984, and were mixed over the five-year period.

International Fund seeks to provide long-term growth of capital by investing primarily in common stocks of companies domiciled outside the United States. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper International Funds Average (the average for the Lipper category that includes the fund) and (ii) the MSCI All Country World ex USA Index. They noted that the fund’s investment results were higher than both benchmarks over the one-year, three-year, five-year and 10-year periods, and over the lifetime of the fund since May 1, 1990, and were mixed over the seven-month period.

New World Fund seeks long-term capital appreciation by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Emerging Markets Funds Average (the average for the Lipper category that includes the fund) and (ii) the MSCI ACWI (All Country World Index). They noted that the fund’s investment results were higher than the benchmarks over the 10-year period and lifetime of the fund since June 17, 1999, and were mixed for the seven-month, one-year, three-year and five-year periods.

Blue Chip Income and Growth Fund seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal by investing primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations of $4 billion and above. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Growth and Income Funds Average (the average for the Lipper category that includes the fund) and (ii) the Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were mixed for the one-year, three-year, five-year and 10-year periods, and below both benchmarks over the seven-month period and lifetime of the fund since July 5, 2001.

Global Growth and Income Fund seeks to provide long-term growth of capital while providing current income by investing primarily in well-established companies located around the world. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Funds Average (the average for the Lipper category that includes the fund) and (ii) the MSCI ACWI (All Country World Index). They noted that the fund’s investment results were higher than all of the comparisons.

Growth-Income Fund seeks to provide long-term growth of capital and income by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Growth and Income Funds Average (the average for the Lipper category that includes the fund) and (ii) the Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were higher than both benchmarks over the seven-month and three-year periods, as well as over the lifetime of the fund since February 8, 1984, and were mixed for the one-year, five-year and 10-year periods.

International Growth and Income Fund seeks to provide long-term growth of capital while providing current income by investing primarily in stocks of larger, well-established companies domiciled outside the United States, including in developing countries. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper International Funds Average (the average for the Lipper category that includes the fund) and (ii) the MSCI All Country World ex USA Index. They noted that the fund’s investment results were above both benchmarks over the five-year period and lifetime of the fund since November 18, 2008, and were mixed for the seven-month, one-year and three-year periods.

American Funds Insurance Series

Capital Income Builder seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Equity Income Funds Average (the average for the Lipper category that includes the fund) and (ii) the Standard and Poor’s 500 Composite Index. They noted that the fund’s investment results were above the Lipper average but below the S&P 500 index over the seven-month and one-year periods, and over the short lifetime of the fund since May 1, 2014.

Asset Allocation Fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term by investing in a diversified portfolio of stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Balanced Funds Average (the average for the Lipper category that includes the fund), (ii) the Barclays U.S. Aggregate Index, (iii) the Standard and Poor’s 500 Composite Index and (iv) a customized index composed of 60% S&P 500 and 40% Barclays Index. They noted that for the three-year, five-year and 10-year periods, the fund’s investment results were above all benchmarks except the S&P 500 index. For the seven-month and one-year periods, the fund’s results were above the Lipper average and the Barclays index but below the S&P 500 index and the 60/40 index, and for the lifetime of the fund since August 1, 1989, the fund’s results were above the Barclays index but below the Lipper average, the S&P 500 index and the 60/40 index.

Global Balanced Fund seeks the balanced accomplishment of three objectives — long-term growth of capital, conservation of principal and current income — by investing in equity and debt securities of companies around the world that offer the opportunity for growth and/or provide dividend income, while also constructing its portfolio to protect principal and limit volatility. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Flexible Portfolio Funds Average (the average for the Lipper category that includes the fund), (ii) the Barclays Global Aggregate Bond Index, (iii) the MSCI ACWI (All Country World Index) and (iv) a customized index composed of 60% MSCI ACWI and 40% Barclays Index. They noted that the fund’s investment results were above all benchmarks for the seven-month period, except for the MSCI ACWI. For the one-year and three-year periods and lifetime of the fund since May 2, 2011, the fund’s results were above the Barclays index and the 60/40 index, but below the Lipper Average and the MSCI ACWI.

Bond Fund seeks to maximize current income and preserve capital by investing primarily in bonds. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Core Bond Funds Average (the average for the Lipper category that includes the fund) and (ii) the Barclays U.S. Aggregate Index. They noted that the fund’s investment results were above the Lipper average and the Barclays index for the seven-month and three-year periods, but below both benchmarks for the 10-year period, and mixed for the one-year and five-year periods, and for the lifetime of the fund since January 2, 1996.

American Funds Insurance Series

Global Bond Fund seeks to provide a high level of total return by investing primarily in debt securities of governmental, supranational and corporate issuers domiciled in various countries and dominated in various currencies, including U.S. dollars. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Income Funds Average (the average for the Lipper category that includes the fund) and (ii) the Barclays Global Aggregate Bond Index. They noted that the fund’s results were higher than both benchmarks for the lifetime of the fund since October 4, 2006. They also noted that the fund’s investment results were mixed for the seven-month, one-year, three-year and five-year periods.

High-Income Bond Fund seeks to provide a high level of current income and, secondarily, capital appreciation by investing primarily in higher yielding and generally lower quality debt securities. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper High Yield Funds Average (the average for the Lipper category that includes the fund) and (ii) the Barclays U.S. Corporate High Yield 2% Issuer Capped Index. They noted that the fund’s investment results were higher than the Lipper average over the lifetime of the fund since February 8, 1984, and were lower than both benchmarks over the seven-month, one-year, three-year, five-year and 10-year periods.

Mortgage Fund seeks to provide current income and preservation of capital by investing in mortgage-related securities, including securities collateralized by mortgage loans and contracts for future delivery of such securities. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper GNMA Funds Average, (ii) the Lipper Intermediate U.S. Government Funds Average (the average for the Lipper category that includes the fund) and (iii) the Barclays U.S. Mortgage-Backed Securities Index. They noted that the fund’s results were above all the benchmarks over the seven-month and three-year periods, as well as the lifetime of the fund since May 2, 2011. They also noted that the fund’s investment results were above the Lipper averages but below the Barclays index for the one-year period.

U.S. Government/AAA-Rated Securities Fund seeks to provide a high level of current income, as well as to preserve investment. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper General U.S. Government Funds Average (the average for the Lipper category that includes the fund) and (ii) the Barclays U.S. Government/Mortgage-Backed Securities Index. They noted that the fund’s investment results were above both benchmarks for the seven-month period. They also noted that the fund’s results were above the Lipper average but below the Barclays index for the one-year, three-year, five-year and 10-year periods, as well as over the lifetime of the fund since December 2, 1985.

Cash Management Fund seeks to provide an opportunity to earn income on cash reserves while preserving the value of investment and maintaining liquidity. The board and the committee reviewed the fund’s investment results measured against the Lipper Money Market Funds Average (the average for the Lipper category that includes the fund). They noted that the fund’s investment results were lower than all of the comparisons.

The board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

American Funds Insurance Series

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that the expenses of each fund except Cash Management Fund were less than the median fees and expenses of the other funds included in its Lipper category described above. They also observed that each fund’s advisory fees were at or less than the median fees of the other funds included in its Lipper category, except Cash Management Fund, which was 20% above the median. They noted, however, that Cash Management Fund is not a stable net asset value fund, and that unlike many other money market funds CRMC does not otherwise waive any fees.

The board and the committee also considered the breakpoint discounts in each fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding advisory fees charged to clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the funds. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by each fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and each fund’s shareholders.

American Funds Insurance Series

Approval of Investment Advisory and Service Agreement — American Funds Insurance Series Managed Risk Funds

The American Funds Insurance Series board has approved the series Investment Advisory and Service Agreement (the “advisory agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2017. The board has also approved the series Subadvisory Agreement (the “subadvisory agreement”) with CRMC and Milliman Financial Risk Management LLC (“Milliman FRM”) for the same term. The advisory and subadvisory agreements are jointly referred to below as the “agreements.” The board approved the agreements following the recommendation of the series Contracts Committee (the “committee”), which is composed of all of the series independent board members. The board and the committee determined that each fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreements was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreements, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of the oversight of Milliman FRM’s services provided by CRMC, the administrative, compliance and shareholder services provided by CRMC to the funds under the agreements and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

The board and the committee also considered the depth and quality of Milliman FRM’s investment management process, including its experience in applying the Milliman Managed Risk Strategy to other funds of the Series and risk management services for other clients; the experience, capability and integrity of its senior management and other personnel; and the services provided to each fund under the subadvisory agreement. The board and the committee concluded that the nature, extent and quality of the services provided by Milliman FRM have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with relevant benchmarks, such as market indexes and fund averages, over various periods through July 31, 2015. This report, including the letter to shareholders and related disclosures, contains certain information about each fund’s investment results.

Managed Risk Growth Fund seeks to provide growth of capital while seeking to manage volatility and provide downside protection. The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Growth Funds Average (the average for the Lipper category that includes the fund) and (ii) the Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were higher than the Lipper average and S&P 500 index for the seven-month period, and were lower than the benchmarks for the one-year period and lifetime of the fund since May 1, 2013. In addition, they noted that the total return of the fund for the one-year and three-month periods through July 31, 2015, was below that of a composite index composed of 70% of the S&P 500 and 30% of a mix of money market securities.

American Funds Insurance Series

Managed Risk International Fund seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection. The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper International Funds Average (the average for the Lipper category that includes the fund) and (ii) the MSCI All Country World ex USA Index. They noted that the fund’s investment results were mixed for the one-year period and below the Lipper average and MSCI index for the seven-month period and lifetime of the fund since May 1, 2013. In addition, they noted that the total return of the fund for the one-year and three-month periods through July 31, 2015, was below that of a composite index composed of 70% of the MSCI index and 30% of a mix of money market securities.

Managed Risk Blue Chip Income and Growth Fund seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection. The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Growth and Income Funds Average (the average for the Lipper category that includes the fund) and (ii) the Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were below both benchmarks for the seven-month and one-year periods, as well as the lifetime of the fund since May 1, 2013. In addition, they noted that the total return of the fund for the one-year and three-month periods through July 31, 2015, was above that of a composite index composed of 70% of the S&P 500 and 30% of a mix of money market securities.

Managed Risk Growth-Income Fund seeks to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection. The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Growth and Income Funds Average (the average for the Lipper category that includes the fund) and (ii) the Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were below both benchmarks for the seven-month and one-year periods, as well as the lifetime of the fund since May 1, 2013. In addition, they noted that the total return of the fund for the one-year and three-month periods through July 31, 2015, was below that of a composite index composed of 70% of the S&P 500 and 30% of a mix of money market securities.

Managed Risk Asset Allocation Fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection. The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Balanced Funds Average (the average for the Lipper category that includes the fund), (ii) the Barclays U.S. Aggregate Index and (iii) the Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were higher than the Barclays index but below the S&P 500 index for all periods. For the lifetime of the fund since October 1, 2012, the fund’s investment results were above the Lipper average, and for the seven-month and one-year periods, the fund’s investment results were below the Lipper average. In addition, they noted that the total return of the fund for the one-year and three-month periods through July 31, 2015, was below that of a composite index composed of 60% of the S&P 500, 30% of the Barclays index and 10% of a mix of money market securities.

The board and the committee reviewed the standard deviation of investment results of each fund based on monthly returns, for the one-year and three-month periods through July 31, 2015, a measure of the fund’s volatility, with the volatility for that period of the composite index and of a group of funds with volatility management strategies identified by management. They noted that each fund’s volatility for the period was greater than that of the composite index and most of the selected funds. The board and committee also noted, however, that for those periods the equity markets did not encounter large sustained market declines of the type that Milliman FRM’s volatility management program was designed to protect against. The board and the committee concluded that in view of the funds’ short history, each fund’s investment results and the results of the services provided by Milliman FRM have been satisfactory for renewal of the agreement, and that CRMC’s and Milliman FRM’s record in managing the funds indicated that their continued management should benefit each fund and its shareholders.

American Funds Insurance Series

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. The board and the committee noted CRMC’s waiver of a portion of the advisory fee payable by each fund under the advisory agreement, CRMC’s commitment not to remove the waiver without board approval and CRMC’s agreement to pay the fees due Milliman FRM under the subadvisory agreement. They observed that each fund’s total advisory fees and expenses were at or near the median of the other funds in its Lipper category described above.

The board and the committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding advisory fees paid by clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fee schedule for the funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services that CRMC provided, directly and through Milliman FRM, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the funds. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by each fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and each fund’s shareholders.

American Funds Insurance Series

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the series[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee

William H. Baribault, 1945	2009	CEO and President, Richard Nixon Foundation; Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	81	General Finance Corporation

James G. Ellis, 1947	2010	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	81	Mercury General Corporation

Leonard R. Fuller, 1946	1999	Private investor; former President and CEO, Fuller Consulting (financial management consulting)	81	None

Mary Davis Holt, 1950	2015	Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	78	None

R. Clark Hooper, 1946 Chairman of the Board (Independent and Non-Executive)	2010	Private investor	83	The Swiss Helvetia Fund, Inc.

Merit E. Janow, 1958	2007	Dean and Professor, Columbia University, School of International and Public Affairs	80	MasterCard Incorporated; The NASDAQ Stock Market LLC; Trimble Navigation Limited

Laurel B. Mitchell, PhD, 1955	2010	Distinguished Professor of Accounting, University of Redlands; former Director, Accounting Program, University of Redlands	77	None

Frank M. Sanchez, 1943	2010	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	77	None

Margaret Spellings, 1957	2010	President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce	82	ClubCorp Holdings, Inc.

Steadman Upham, PhD, 1949	2010	President and University Professor, The University of Tulsa	80	None

Interested trustee4,5

Name, year of birth and position with series	Year first elected a trustee or officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee

Donald D. O’Neal, 1960 Vice Chairman of the Board	1998	Partner — Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company	31	None

The series statement of additional information includes further details about the series trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

American Funds Insurance Series

Other officers5

Name, year of birth and position with series	Year first elected an officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series

Alan N. Berro, 1960 President	1998	Partner — Capital World Investors, Capital Research and Management Company

Michael J. Downer, 1955 Executive Vice President	1991	Director, Senior Vice President and Secretary, Capital Research and Management Company; Chairman of the Board, Capital Bank and Trust Company[6]

Abner D. Goldstine, 1929 Senior Vice President	1993	Partner — Capital Fixed Income Investors, Capital Research and Management Company

John H. Smet, 1956 Senior Vice President	1994	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company

Carl M. Kawaja, 1964 Vice President	2008	Partner — Capital World Investors, Capital Research and Management Company; Director, Capital Research and Management Company; Director, Capital International Asset Management (Canada), Inc.[6]

Sung Lee, 1966 Vice President	2008	Partner — Capital Research Global Investors, Capital International, Inc.;[6] Vice President — Private Client Services Division, Capital Bank and Trust Company[6]

Maria T. Manotok, 1974 Vice President	2012	Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company

S. Keiko McKibben, 1969 Vice President	2010	Partner — Capital Research Global Investors, Capital Research and Management Company

Renaud H. Samyn, 1974 Vice President	2010	Partner — Capital Research Global Investors, Capital International, Inc.[6]

Dylan Yolles, 1969 Vice President	2012	Partner — Capital International Investors, Capital Research and Management Company

Steven I. Koszalka, 1964 Secretary	2003	Vice President — Fund Business Management Group, Capital Research and Management Company

Gregory F. Niland, 1971 Treasurer	2008	Vice President — Investment Operations, Capital Research and Management Company

Susan K. Countess, 1966 Assistant Secretary	2014	Associate — Fund Business Management Group, Capital Research and Management Company

Brian C. Janssen, 1972 Assistant Treasurer	2015	Vice President — Investment Operations, Capital Research and Management Company

Dori Laskin, 1951 Assistant Treasurer	2010	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the series within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the series serve until their resignation, removal or retirement.
[3]

This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.

[4]

The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the series investment adviser, Capital Research and Management Company, or affiliated entities (including the series principal underwriter).

[5]

All of the directors/trustees and/or officers listed, with the exception of S. Keiko McKibben and Renaud H. Samyn, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

[6]	Company affiliated with Capital Research and Management Company.

American Funds Insurance Series

Result of Special Shareholder Meeting of Cash Management Fund

(Held December 4, 2015)

Shares outstanding (all classes) on September 30, 2015 (record date):	35,345,696.506
Shares voting on December 4, 2015:	35,345,696.492	(99.999%)

Proposal 1:

To approve the conversion of the Fund from a cash management fund with a floating net asset value per share to an ultra-short-term bond fund with a net asset value per share that will continue to fluctuate.

	Shares	Percent of voted	Percent of total
Votes for:	28,291,575.955	80.043%	80.042%
Votes against:	4,718,408.227	13.349	13.349
Votes abstain:	2,335,712.310	6.608	6.608

American Funds Insurance Series

Offices of the series and of the
investment adviser

Capital Research and

Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment subadviser

Milliman Financial Risk Management
LLC

(Managed Risk Funds only)

71 South Wacker Drive, 31st Floor

Chicago, IL 60606

Custodians of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Bank of New York Mellon

(Managed Risk Funds only)

One Wall Street

New York, NY 10286

Counsel

Morgan, Lewis & Bockius LLP

300 South Grand Avenue, 22nd Floor

Los Angeles, CA 90071-3132

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Complete December 31, 2015, portfolios of American Funds Insurance Series investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after March 31, 2016, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record for American Funds Insurance Series®.

Aligned with investor success	The Capital SystemSM	Superior long-term track record

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series (AFIS) portfolio managers average 26 years of investment experience, including 23 years at our company, reflecting a career commitment to our long-term approach.[1]	The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.	Our AFIS equity funds have beaten their comparable Lipper indexes in 91% of 10-year periods and 100% of 20-year periods. Our AFIS fixed-income funds have beaten comparable Lipper indexes in 55% of 10-year periods and 87% of 20-year periods.[2] We strive to keep management fees competitive. Over the past 20 years, most funds’ fees have been below industry averages.[3]

[1]	Portfolio manager experience as of December 31, 2015.
[2]

Based on Class 2 share results for rolling periods through December 31, 2015. Periods covered are the shorter of the fund’s lifetime or since the inception date of the comparable Lipper index (except Global Small Capitalization Fund, for which the Lipper average was used). The comparable Lipper indexes are: Global Funds Index (Global Growth Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth and Income Funds Index (Blue Chip Income and Growth Fund, Growth-Income Fund), Balanced Funds Index (Asset Allocation Fund), Core Bond Funds Index (Bond Fund), High Yield Funds Index (High-Income Bond Fund) and Lipper General U.S. Government Funds Index (U.S. Government/AAA-Rated Securities Fund).

[3]	Based on management fees for the 20-year period ended December 31, 2015, versus comparable Lipper categories, excluding funds of funds.

Lit. No. INGEARX-998-0216P

Item 2.     Code of Ethics.

SunAmerica Series Trust (“the registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. During the fiscal year ended 2015, there were no reportable amendments, waivers or implicit waivers to a provision of the Code of Ethics that applies to the registrant’s Principal Executive and Principal Accounting Officers.

Item 3.     Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Allan Sher, Garrett Bouton and Jane Jelenko each qualify as audit committee financial experts, as defined in Item 3(b) of Form N-CSR. Mr. Sher, Mr. Bouton and Ms. Jelenko are considered “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.     Principal Accountant Fees and Services.

(a)-(d)	Aggregate fees billed to the registrant for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2014	2015
(a) Audit Fees	$101,606	$103,637
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$27,805	$28,635
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4 (e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2014	2015
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$374,208	$368,809

(e)	(1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliates relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant’s audit committee minutes.

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2014 and 2015 were $587,817 and $576,672, respectively.

(h)	Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

Item 5.     Audit Committee of Listed Registrants.

Not applicable.

Item 6.     Investments.

Included in Item 1 to the Form.

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.     Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.     Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.     Exhibits.

(a)	(1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: March 9, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: March 9, 2016

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: March 9, 2016